Shareholder Report	12 Months Ended		52 Months Ended	65 Months Ended
	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2023	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ALLSPRING FUNDS TRUST
Entity Central Index Key	0001081400
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000206057
Shareholder Report [Line Items]
Fund Name	Alternative Risk Premia Fund
Class Name	Class R6
Trading Symbol	WRPRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Alternative Risk Premia Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the consolidated costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	CONSOLIDATED COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$63	0.62%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio changes during the period included enhancements to macro, value, and momentum risk premia strategies as well as the multi-factor equity strategy of the fund. Over the past 12 months, momentum, value, and multi-factor equities were the main drivers of the Fund’s positive performance from a style perspective. Commodities were the most profitable asset class, while trend strategies detracted from relative performance amid the large reversals across rates and currencies.

Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Aggregate Bond Index	ICE BofA 3-Month U.S. Treasury Bill Index
1/29/2019	$9,990	$10,052	$10,001
2/28/2019	$9,950	$10,047	$10,019
3/31/2019	$9,830	$10,240	$10,041
4/30/2019	$9,920	$10,242	$10,060
5/31/2019	$9,790	$10,424	$10,083
6/30/2019	$9,740	$10,555	$10,105
7/31/2019	$9,870	$10,578	$10,124
8/31/2019	$9,960	$10,852	$10,144
9/30/2019	$9,950	$10,794	$10,162
10/31/2019	$9,810	$10,827	$10,182
11/30/2019	$9,850	$10,821	$10,194
12/31/2019	$9,581	$10,814	$10,209
1/31/2020	$9,712	$11,022	$10,223
2/29/2020	$9,369	$11,220	$10,238
3/31/2020	$8,459	$11,154	$10,268
4/30/2020	$8,348	$11,353	$10,268
5/31/2020	$8,298	$11,405	$10,269
6/30/2020	$8,105	$11,477	$10,270
7/31/2020	$8,196	$11,649	$10,272
8/31/2020	$8,166	$11,555	$10,273
9/30/2020	$8,085	$11,548	$10,274
10/31/2020	$8,015	$11,497	$10,275
11/30/2020	$7,924	$11,610	$10,276
12/31/2020	$7,984	$11,626	$10,277
1/31/2021	$8,055	$11,542	$10,278
2/28/2021	$8,075	$11,376	$10,279
3/31/2021	$8,267	$11,234	$10,280
4/30/2021	$8,419	$11,322	$10,280
5/31/2021	$8,580	$11,359	$10,280
6/30/2021	$8,580	$11,439	$10,280
7/31/2021	$8,570	$11,567	$10,280
8/31/2021	$8,510	$11,545	$10,281
9/30/2021	$8,580	$11,445	$10,281
10/31/2021	$8,530	$11,442	$10,281
11/30/2021	$8,368	$11,476	$10,281
12/31/2021	$8,540	$11,446	$10,282
1/31/2022	$8,661	$11,200	$10,282
2/28/2022	$8,530	$11,075	$10,283
3/31/2022	$8,641	$10,767	$10,286
4/30/2022	$8,985	$10,359	$10,288
5/31/2022	$9,045	$10,425	$10,295
6/30/2022	$9,227	$10,262	$10,297
7/31/2022	$9,157	$10,513	$10,302
8/31/2022	$9,359	$10,215	$10,319
9/30/2022	$9,187	$9,774	$10,344
10/31/2022	$9,227	$9,648	$10,361
11/30/2022	$9,197	$10,002	$10,394
12/31/2022	$9,427	$9,957	$10,432
1/31/2023	$9,310	$10,264	$10,464
2/28/2023	$9,462	$9,998	$10,499
3/31/2023	$9,520	$10,252	$10,544
4/30/2023	$9,625	$10,314	$10,577
5/31/2023	$9,590	$10,202	$10,618
6/30/2023	$9,637	$10,166	$10,667
7/31/2023	$9,579	$10,158	$10,709
8/31/2023	$9,719	$10,094	$10,758
9/30/2023	$9,614	$9,837	$10,807
10/31/2023	$9,800	$9,682	$10,855
11/30/2023	$9,695	$10,120	$10,904
12/31/2023	$9,444	$10,508	$10,955
1/31/2024	$9,749	$10,479	$11,002
2/29/2024	$9,835	$10,331	$11,047
3/31/2024	$10,030	$10,426	$11,096
4/30/2024	$9,969	$10,163	$11,144
5/31/2024	$9,884	$10,335	$11,197
6/30/2024	$10,091	$10,433	$11,243

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (January 29, 2019)
Class R6	4.71	0.71	0.17
Bloomberg U.S. Aggregate Bond Index	2.63	(0.23)	0.79
ICE BofA 3-Month U.S. Treasury Bill Index	5.40	2.16	2.19

Performance Inception Date				Jan. 29, 2019
Material Change Date		Jun. 30, 2023
AssetsNet	$ 116,552,887		$ 116,552,887	$ 116,552,887
Holdings Count | Holding	72		72	72
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Largest Holdings [Text Block]

CONSOLIDATED NET ASSET EXPOSURE (%)

	Long Position	Short Position
Equity index futures	15	0
Stocks	58	57
Commodity futures	15	21
Currency forwards	61	89
Bond futures	27	68

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes of the Fund since June 30, 2023. Advisor: Effective 1/24/2024, Kevin Cole, CFA was added as a Portfolio Manager on the Fund.
Material Fund Change Adviser [Text Block]	Advisor: Effective 1/24/2024, Kevin Cole, CFA was added as a Portfolio Manager on the Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes of the Fund since June 30, 2023.
C000206058
Shareholder Report [Line Items]
Fund Name	Alternative Risk Premia Fund
Class Name	Institutional Class
Trading Symbol	WRPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Alternative Risk Premia Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the consolidated costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	CONSOLIDATED COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$74	0.72%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio changes during the period included enhancements to macro, value, and momentum risk premia strategies as well as the multi-factor equity strategy of the fund. Over the past 12 months, momentum, value, and multi-factor equities were the main drivers of the Fund’s positive performance from a style perspective. Commodities were the most profitable asset class, while trend strategies detracted from relative performance amid the large reversals across rates and currencies.

Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. Aggregate Bond Index	ICE BofA 3-Month U.S. Treasury Bill Index
1/31/2019	$9,990	$10,052	$10,001
2/28/2019	$9,950	$10,047	$10,019
3/31/2019	$9,820	$10,240	$10,041
4/30/2019	$9,920	$10,242	$10,060
5/31/2019	$9,790	$10,424	$10,083
6/30/2019	$9,740	$10,555	$10,105
7/31/2019	$9,860	$10,578	$10,124
8/31/2019	$9,950	$10,852	$10,144
9/30/2019	$9,940	$10,794	$10,162
10/31/2019	$9,800	$10,827	$10,182
11/30/2019	$9,840	$10,821	$10,194
12/31/2019	$9,571	$10,814	$10,209
1/31/2020	$9,702	$11,022	$10,223
2/29/2020	$9,359	$11,220	$10,238
3/31/2020	$8,450	$11,154	$10,268
4/30/2020	$8,329	$11,353	$10,268
5/31/2020	$8,289	$11,405	$10,269
6/30/2020	$8,097	$11,477	$10,270
7/31/2020	$8,178	$11,649	$10,272
8/31/2020	$8,147	$11,555	$10,273
9/30/2020	$8,067	$11,548	$10,274
10/31/2020	$7,996	$11,497	$10,275
11/30/2020	$7,915	$11,610	$10,276
12/31/2020	$7,966	$11,626	$10,277
1/31/2021	$8,036	$11,542	$10,278
2/28/2021	$8,057	$11,376	$10,279
3/31/2021	$8,248	$11,234	$10,280
4/30/2021	$8,400	$11,322	$10,280
5/31/2021	$8,561	$11,359	$10,280
6/30/2021	$8,551	$11,439	$10,280
7/31/2021	$8,551	$11,567	$10,280
8/31/2021	$8,481	$11,545	$10,281
9/30/2021	$8,551	$11,445	$10,281
10/31/2021	$8,501	$11,442	$10,281
11/30/2021	$8,339	$11,476	$10,281
12/31/2021	$8,511	$11,446	$10,282
1/31/2022	$8,632	$11,200	$10,282
2/28/2022	$8,501	$11,075	$10,283
3/31/2022	$8,612	$10,767	$10,286
4/30/2022	$8,955	$10,359	$10,288
5/31/2022	$9,016	$10,425	$10,295
6/30/2022	$9,187	$10,262	$10,297
7/31/2022	$9,127	$10,513	$10,302
8/31/2022	$9,329	$10,215	$10,319
9/30/2022	$9,157	$9,774	$10,344
10/31/2022	$9,187	$9,648	$10,361
11/30/2022	$9,157	$10,002	$10,394
12/31/2022	$9,396	$9,957	$10,432
1/31/2023	$9,279	$10,264	$10,464
2/28/2023	$9,419	$9,998	$10,499
3/31/2023	$9,478	$10,252	$10,544
4/30/2023	$9,594	$10,314	$10,577
5/31/2023	$9,547	$10,202	$10,618
6/30/2023	$9,594	$10,166	$10,667
7/31/2023	$9,536	$10,158	$10,709
8/31/2023	$9,676	$10,094	$10,758
9/30/2023	$9,571	$9,837	$10,807
10/31/2023	$9,757	$9,682	$10,855
11/30/2023	$9,652	$10,120	$10,904
12/31/2023	$9,392	$10,508	$10,955
1/31/2024	$9,709	$10,479	$11,002
2/29/2024	$9,782	$10,331	$11,047
3/31/2024	$9,977	$10,426	$11,096
4/30/2024	$9,916	$10,163	$11,144
5/31/2024	$9,843	$10,335	$11,197
6/30/2024	$10,038	$10,433	$11,243

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (January 29, 2019)
Institutional Class	4.63	0.61	0.07
Bloomberg U.S. Aggregate Bond Index	2.63	(0.23)	0.79
ICE BofA 3-Month U.S. Treasury Bill Index	5.40	2.16	2.19

Performance Inception Date				Jan. 29, 2019
Material Change Date		Jun. 30, 2023
AssetsNet	$ 116,552,887		$ 116,552,887	$ 116,552,887
Holdings Count | Holding	72		72	72
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Largest Holdings [Text Block]

CONSOLIDATED NET ASSET EXPOSURE (%)

	Long Position	Short Position
Equity index futures	15	0
Stocks	58	57
Commodity futures	15	21
Currency forwards	61	89
Bond futures	27	68

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes of the Fund since June 30, 2023. Advisor: Effective 1/24/2024, Kevin Cole, CFA was added as a Portfolio Manager on the Fund.
Material Fund Change Adviser [Text Block]	Advisor: Effective 1/24/2024, Kevin Cole, CFA was added as a Portfolio Manager on the Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes of the Fund since June 30, 2023.
C000020271
Shareholder Report [Line Items]
Fund Name	California Limited-Term Tax-Free Fund
Class Name	Administrator Class
Trading Symbol	SCTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about California Limited-Term Tax-Free Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$61	0.60%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were positive security selection, duration/yield curve positioning, and credit quality allocation versus the performance benchmark, Bloomberg California Municipal 1-5 Year Blend Index. There were no significant detractors from the Fund’s relative performance for the period. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Line Graph [Table Text Block]
	Administrator Class	Bloomberg Municipal Bond Index	Bloomberg California Municipal 1-5 Year Blend Index
6/30/2014	$10,000	$10,000	$10,000
7/31/2014	$10,015	$10,018	$10,012
8/31/2014	$10,067	$10,139	$10,053
9/30/2014	$10,071	$10,149	$10,047
10/31/2014	$10,103	$10,219	$10,062
11/30/2014	$10,108	$10,236	$10,072
12/31/2014	$10,102	$10,288	$10,044
1/31/2015	$10,219	$10,470	$10,128
2/28/2015	$10,159	$10,362	$10,095
3/31/2015	$10,173	$10,392	$10,093
4/30/2015	$10,159	$10,338	$10,086
5/31/2015	$10,136	$10,309	$10,070
6/30/2015	$10,133	$10,300	$10,092
7/31/2015	$10,176	$10,375	$10,130
8/31/2015	$10,192	$10,395	$10,143
9/30/2015	$10,236	$10,470	$10,181
10/31/2015	$10,270	$10,512	$10,209
11/30/2015	$10,266	$10,554	$10,192
12/31/2015	$10,289	$10,628	$10,194
1/31/2016	$10,371	$10,755	$10,264
2/29/2016	$10,396	$10,771	$10,299
3/31/2016	$10,400	$10,806	$10,270
4/30/2016	$10,445	$10,885	$10,297
5/31/2016	$10,432	$10,915	$10,285
6/30/2016	$10,515	$11,088	$10,340
7/31/2016	$10,531	$11,095	$10,370
8/31/2016	$10,536	$11,110	$10,363
9/30/2016	$10,513	$11,054	$10,320
10/31/2016	$10,470	$10,938	$10,304
11/30/2016	$10,214	$10,531	$10,141
12/31/2016	$10,260	$10,654	$10,177
1/31/2017	$10,315	$10,724	$10,254
2/28/2017	$10,372	$10,799	$10,308
3/31/2017	$10,378	$10,822	$10,305
4/30/2017	$10,424	$10,901	$10,343
5/31/2017	$10,499	$11,074	$10,403
6/30/2017	$10,475	$11,034	$10,370
7/31/2017	$10,521	$11,123	$10,422
8/31/2017	$10,587	$11,208	$10,456
9/30/2017	$10,534	$11,151	$10,417
10/31/2017	$10,530	$11,178	$10,416
11/30/2017	$10,458	$11,118	$10,320
12/31/2017	$10,504	$11,235	$10,346
1/31/2018	$10,451	$11,102	$10,357
2/28/2018	$10,419	$11,069	$10,353
3/31/2018	$10,426	$11,110	$10,349
4/30/2018	$10,404	$11,070	$10,320
5/31/2018	$10,481	$11,197	$10,393
6/30/2018	$10,499	$11,207	$10,427
7/31/2018	$10,526	$11,234	$10,456
8/31/2018	$10,524	$11,263	$10,459
9/30/2018	$10,481	$11,190	$10,412
10/31/2018	$10,459	$11,121	$10,399
11/30/2018	$10,518	$11,244	$10,453
12/31/2018	$10,587	$11,379	$10,524
1/31/2019	$10,646	$11,465	$10,579
2/28/2019	$10,686	$11,526	$10,605
3/31/2019	$10,745	$11,708	$10,653
4/30/2019	$10,743	$11,752	$10,656
5/31/2019	$10,833	$11,914	$10,735
6/30/2019	$10,872	$11,958	$10,777
7/31/2019	$10,932	$12,055	$10,839
8/31/2019	$10,970	$12,245	$10,869
9/30/2019	$10,927	$12,147	$10,809
10/31/2019	$10,954	$12,168	$10,854
11/30/2019	$10,962	$12,199	$10,877
12/31/2019	$10,989	$12,236	$10,897
1/31/2020	$11,079	$12,456	$10,968
2/29/2020	$11,139	$12,617	$11,006
3/31/2020	$10,825	$12,159	$10,860
4/30/2020	$10,760	$12,006	$10,885
5/31/2020	$10,965	$12,388	$11,105
6/30/2020	$11,035	$12,490	$11,108
7/31/2020	$11,115	$12,701	$11,179
8/31/2020	$11,109	$12,641	$11,173
9/30/2020	$11,114	$12,644	$11,183
10/31/2020	$11,098	$12,606	$11,164
11/30/2020	$11,166	$12,796	$11,202
12/31/2020	$11,213	$12,874	$11,216
1/31/2021	$11,250	$12,956	$11,235
2/28/2021	$11,182	$12,750	$11,168
3/31/2021	$11,209	$12,829	$11,194
4/30/2021	$11,247	$12,936	$11,224
5/31/2021	$11,262	$12,975	$11,223
6/30/2021	$11,278	$13,010	$11,220
7/31/2021	$11,325	$13,118	$11,260
8/31/2021	$11,307	$13,070	$11,257
9/30/2021	$11,247	$12,976	$11,224
10/31/2021	$11,219	$12,938	$11,207
11/30/2021	$11,256	$13,048	$11,216
12/31/2021	$11,259	$13,069	$11,222
1/31/2022	$11,049	$12,711	$11,021
2/28/2022	$11,012	$12,666	$10,992
3/31/2022	$10,823	$12,255	$10,806
4/30/2022	$10,666	$11,916	$10,692
5/31/2022	$10,736	$12,093	$10,833
6/30/2022	$10,687	$11,895	$10,817
7/31/2022	$10,833	$12,210	$10,953
8/31/2022	$10,699	$11,942	$10,815
9/30/2022	$10,499	$11,484	$10,600
10/31/2022	$10,495	$11,388	$10,597
11/30/2022	$10,721	$11,921	$10,821
12/31/2022	$10,741	$11,955	$10,845
1/31/2023	$10,913	$12,298	$10,999
2/28/2023	$10,770	$12,020	$10,823
3/31/2023	$10,899	$12,287	$10,992
4/30/2023	$10,887	$12,259	$10,941
5/31/2023	$10,830	$12,153	$10,874
6/30/2023	$10,883	$12,274	$10,947
7/31/2023	$10,914	$12,323	$10,969
8/31/2023	$10,867	$12,146	$10,945
9/30/2023	$10,722	$11,790	$10,823
10/31/2023	$10,665	$11,689	$10,816
11/30/2023	$11,024	$12,431	$11,117
12/31/2023	$11,205	$12,720	$11,235
1/31/2024	$11,174	$12,655	$11,214
2/29/2024	$11,199	$12,671	$11,225
3/31/2024	$11,191	$12,671	$11,207
4/30/2024	$11,149	$12,514	$11,151
5/31/2024	$11,129	$12,477	$11,124
6/30/2024	$11,234	$12,669	$11,209

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Administrator Class	3.22	0.66	1.17
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg California Municipal 1-5 Year Blend Index	2.39	0.79	1.15

AssetsNet	$ 321,475,590		$ 321,475,590	$ 321,475,590
Holdings Count | Holding	284		284	284
Advisory Fees Paid, Amount	$ 1,275,803
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$321,475,590
# of portfolio holdings	284
Portfolio turnover rate	24%
Total advisory fees paid	$1,275,803
	1 Year	5 Years	10 Years
Administrator Class	3.22	0.66	1.17
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg California Municipal 1-5 Year Blend Index	2.39	0.79	1.15

Holdings [Text Block]

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	16.7
1-3 years	32.2
3-5 years	25.6
5-10 years	23.6
10-20 years	1.7
20-30 years	0.2

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

California Community Choice Financing Authority Clean Energy Project Series A, 4.00%, 10/1/2052	3.6
Oakland Unified School District/Alameda County, 5.00%, 8/1/2029	3.2
California State University Series B-2, 0.55%, 11/1/2049	2.4
California Community Choice Financing Authority Series B-2, 4.33%, 2/1/2052	2.0
California Community Choice Financing Authority Series A-1, 5.00%, 12/1/2053	2.0
California Community Choice Financing Authority Series C, 5.25%, 1/1/2054	2.0
State of California, 4.00%, 9/1/2026	1.9
City of Los Angeles Department of Airports Series B, 5.00%, 5/15/2025	1.9
FHLMC Multifamily VRD Certificates Series M-057, 2.40%, 10/15/2029	1.7
California Community Choice Financing Authority Series F, 5.50%, 10/1/2054	1.7

Material Fund Change [Text Block]
C000020269
Shareholder Report [Line Items]
Fund Name	California Limited-Term Tax-Free Fund
Class Name	Class A
Trading Symbol	SFCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about California Limited-Term Tax-Free Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$81	0.80%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were positive security selection, duration/yield curve positioning, and credit quality allocation versus the performance benchmark, Bloomberg California Municipal 1-5 Year Blend Index. There were no significant detractors from the Fund’s relative performance for the period. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Line Graph [Table Text Block]
	Class A with Load	Bloomberg Municipal Bond Index	Bloomberg California Municipal 1-5 Year Blend Index
6/30/2014	$9,801	$10,000	$10,000
7/31/2014	$9,823	$10,018	$10,012
8/31/2014	$9,872	$10,139	$10,053
9/30/2014	$9,874	$10,149	$10,047
10/31/2014	$9,904	$10,219	$10,062
11/30/2014	$9,907	$10,236	$10,072
12/31/2014	$9,901	$10,288	$10,044
1/31/2015	$10,012	$10,470	$10,128
2/28/2015	$9,953	$10,362	$10,095
3/31/2015	$9,965	$10,392	$10,093
4/30/2015	$9,950	$10,338	$10,086
5/31/2015	$9,917	$10,309	$10,070
6/30/2015	$9,921	$10,300	$10,092
7/31/2015	$9,962	$10,375	$10,130
8/31/2015	$9,966	$10,395	$10,143
9/30/2015	$10,016	$10,470	$10,181
10/31/2015	$10,047	$10,512	$10,209
11/30/2015	$10,042	$10,554	$10,192
12/31/2015	$10,064	$10,628	$10,194
1/31/2016	$10,141	$10,755	$10,264
2/29/2016	$10,163	$10,771	$10,299
3/31/2016	$10,157	$10,806	$10,270
4/30/2016	$10,207	$10,885	$10,297
5/31/2016	$10,184	$10,915	$10,285
6/30/2016	$10,272	$11,088	$10,340
7/31/2016	$10,285	$11,095	$10,370
8/31/2016	$10,280	$11,110	$10,363
9/30/2016	$10,266	$11,054	$10,320
10/31/2016	$10,214	$10,938	$10,304
11/30/2016	$9,976	$10,531	$10,141
12/31/2016	$10,018	$10,654	$10,177
1/31/2017	$10,070	$10,724	$10,254
2/28/2017	$10,113	$10,799	$10,308
3/31/2017	$10,118	$10,822	$10,305
4/30/2017	$10,160	$10,901	$10,343
5/31/2017	$10,231	$11,074	$10,403
6/30/2017	$10,207	$11,034	$10,370
7/31/2017	$10,259	$11,123	$10,422
8/31/2017	$10,311	$11,208	$10,456
9/30/2017	$10,268	$11,151	$10,417
10/31/2017	$10,254	$11,178	$10,416
11/30/2017	$10,183	$11,118	$10,320
12/31/2017	$10,226	$11,235	$10,346
1/31/2018	$10,174	$11,102	$10,357
2/28/2018	$10,142	$11,069	$10,353
3/31/2018	$10,147	$11,110	$10,349
4/30/2018	$10,124	$11,070	$10,320
5/31/2018	$10,196	$11,197	$10,393
6/30/2018	$10,212	$11,207	$10,427
7/31/2018	$10,237	$11,234	$10,456
8/31/2018	$10,233	$11,263	$10,459
9/30/2018	$10,191	$11,190	$10,412
10/31/2018	$10,168	$11,121	$10,399
11/30/2018	$10,223	$11,244	$10,453
12/31/2018	$10,288	$11,379	$10,524
1/31/2019	$10,352	$11,465	$10,579
2/28/2019	$10,380	$11,526	$10,605
3/31/2019	$10,434	$11,708	$10,653
4/30/2019	$10,431	$11,752	$10,656
5/31/2019	$10,516	$11,914	$10,735
6/30/2019	$10,552	$11,958	$10,777
7/31/2019	$10,607	$12,055	$10,839
8/31/2019	$10,652	$12,245	$10,869
9/30/2019	$10,599	$12,147	$10,809
10/31/2019	$10,624	$12,168	$10,854
11/30/2019	$10,639	$12,199	$10,877
12/31/2019	$10,654	$12,236	$10,897
1/31/2020	$10,749	$12,456	$10,968
2/29/2020	$10,805	$12,617	$11,006
3/31/2020	$10,494	$12,159	$10,860
4/30/2020	$10,430	$12,006	$10,885
5/31/2020	$10,625	$12,388	$11,105
6/30/2020	$10,689	$12,490	$11,108
7/31/2020	$10,774	$12,701	$11,179
8/31/2020	$10,757	$12,641	$11,173
9/30/2020	$10,760	$12,644	$11,183
10/31/2020	$10,753	$12,606	$11,164
11/30/2020	$10,817	$12,796	$11,202
12/31/2020	$10,860	$12,874	$11,216
1/31/2021	$10,893	$12,956	$11,235
2/28/2021	$10,817	$12,750	$11,168
3/31/2021	$10,841	$12,829	$11,194
4/30/2021	$10,886	$12,936	$11,224
5/31/2021	$10,899	$12,975	$11,223
6/30/2021	$10,902	$13,010	$11,220
7/31/2021	$10,945	$13,118	$11,260
8/31/2021	$10,927	$13,070	$11,257
9/30/2021	$10,868	$12,976	$11,224
10/31/2021	$10,850	$12,938	$11,207
11/30/2021	$10,873	$13,048	$11,216
12/31/2021	$10,875	$13,069	$11,222
1/31/2022	$10,673	$12,711	$11,021
2/28/2022	$10,637	$12,666	$10,992
3/31/2022	$10,445	$12,255	$10,806
4/30/2022	$10,294	$11,916	$10,692
5/31/2022	$10,369	$12,093	$10,833
6/30/2022	$10,311	$11,895	$10,817
7/31/2022	$10,449	$12,210	$10,953
8/31/2022	$10,319	$11,942	$10,815
9/30/2022	$10,128	$11,484	$10,600
10/31/2022	$10,123	$11,388	$10,597
11/30/2022	$10,336	$11,921	$10,821
12/31/2022	$10,353	$11,955	$10,845
1/31/2023	$10,525	$12,298	$10,999
2/28/2023	$10,378	$12,020	$10,823
3/31/2023	$10,510	$12,287	$10,992
4/30/2023	$10,486	$12,259	$10,941
5/31/2023	$10,431	$12,153	$10,874
6/30/2023	$10,490	$12,274	$10,947
7/31/2023	$10,507	$12,323	$10,969
8/31/2023	$10,472	$12,146	$10,945
9/30/2023	$10,322	$11,790	$10,823
10/31/2023	$10,267	$11,689	$10,816
11/30/2023	$10,606	$12,431	$11,117
12/31/2023	$10,776	$12,720	$11,235
1/31/2024	$10,756	$12,655	$11,214
2/29/2024	$10,768	$12,671	$11,225
3/31/2024	$10,758	$12,671	$11,207
4/30/2024	$10,717	$12,514	$11,151
5/31/2024	$10,697	$12,477	$11,124
6/30/2024	$10,795	$12,669	$11,209

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	2.90	0.46	0.97
Class A with Load	0.89	0.05	0.77
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg California Municipal 1-5 Year Blend Index	2.39	0.79	1.15

AssetsNet	$ 321,475,590		$ 321,475,590	$ 321,475,590
Holdings Count | Holding	284		284	284
Advisory Fees Paid, Amount	$ 1,275,803
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$321,475,590
# of portfolio holdings	284
Portfolio turnover rate	24%
Total advisory fees paid	$1,275,803
	1 Year	5 Years	10 Years
Class A	2.90	0.46	0.97
Class A with Load	0.89	0.05	0.77
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg California Municipal 1-5 Year Blend Index	2.39	0.79	1.15

Holdings [Text Block]

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	16.7
1-3 years	32.2
3-5 years	25.6
5-10 years	23.6
10-20 years	1.7
20-30 years	0.2

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

California Community Choice Financing Authority Clean Energy Project Series A, 4.00%, 10/1/2052	3.6
Oakland Unified School District/Alameda County, 5.00%, 8/1/2029	3.2
California State University Series B-2, 0.55%, 11/1/2049	2.4
California Community Choice Financing Authority Series B-2, 4.33%, 2/1/2052	2.0
California Community Choice Financing Authority Series A-1, 5.00%, 12/1/2053	2.0
California Community Choice Financing Authority Series C, 5.25%, 1/1/2054	2.0
State of California, 4.00%, 9/1/2026	1.9
City of Los Angeles Department of Airports Series B, 5.00%, 5/15/2025	1.9
FHLMC Multifamily VRD Certificates Series M-057, 2.40%, 10/15/2029	1.7
California Community Choice Financing Authority Series F, 5.50%, 10/1/2054	1.7

Material Fund Change [Text Block]
C000020270
Shareholder Report [Line Items]
Fund Name	California Limited-Term Tax-Free Fund
Class Name	Class C
Trading Symbol	SFCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about California Limited-Term Tax-Free Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$157	1.55%

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were positive security selection, duration/yield curve positioning, and credit quality allocation versus the performance benchmark, Bloomberg California Municipal 1-5 Year Blend Index. There were no significant detractors from the Fund’s relative performance for the period. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Line Graph [Table Text Block]
	Class C with Load	Bloomberg Municipal Bond Index	Bloomberg California Municipal 1-5 Year Blend Index
6/30/2014	$10,000	$10,000	$10,000
7/31/2014	$10,007	$10,018	$10,012
8/31/2014	$10,059	$10,139	$10,053
9/30/2014	$10,046	$10,149	$10,047
10/31/2014	$10,079	$10,219	$10,062
11/30/2014	$10,067	$10,236	$10,072
12/31/2014	$10,063	$10,288	$10,044
1/31/2015	$10,170	$10,470	$10,128
2/28/2015	$10,104	$10,362	$10,095
3/31/2015	$10,100	$10,392	$10,093
4/30/2015	$10,088	$10,338	$10,086
5/31/2015	$10,048	$10,309	$10,070
6/30/2015	$10,047	$10,300	$10,092
7/31/2015	$10,081	$10,375	$10,130
8/31/2015	$10,079	$10,395	$10,143
9/30/2015	$10,124	$10,470	$10,181
10/31/2015	$10,140	$10,512	$10,209
11/30/2015	$10,137	$10,554	$10,192
12/31/2015	$10,153	$10,628	$10,194
1/31/2016	$10,224	$10,755	$10,264
2/29/2016	$10,240	$10,771	$10,299
3/31/2016	$10,228	$10,806	$10,270
4/30/2016	$10,263	$10,885	$10,297
5/31/2016	$10,242	$10,915	$10,285
6/30/2016	$10,324	$11,088	$10,340
7/31/2016	$10,322	$11,095	$10,370
8/31/2016	$10,319	$11,110	$10,363
9/30/2016	$10,299	$11,054	$10,320
10/31/2016	$10,240	$10,938	$10,304
11/30/2016	$9,985	$10,531	$10,141
12/31/2016	$10,021	$10,654	$10,177
1/31/2017	$10,067	$10,724	$10,254
2/28/2017	$10,114	$10,799	$10,308
3/31/2017	$10,112	$10,822	$10,305
4/30/2017	$10,148	$10,901	$10,343
5/31/2017	$10,212	$11,074	$10,403
6/30/2017	$10,182	$11,034	$10,370
7/31/2017	$10,228	$11,123	$10,422
8/31/2017	$10,273	$11,208	$10,456
9/30/2017	$10,224	$11,151	$10,417
10/31/2017	$10,203	$11,178	$10,416
11/30/2017	$10,126	$11,118	$10,320
12/31/2017	$10,163	$11,235	$10,346
1/31/2018	$10,104	$11,102	$10,357
2/28/2018	$10,067	$11,069	$10,353
3/31/2018	$10,065	$11,110	$10,349
4/30/2018	$10,036	$11,070	$10,320
5/31/2018	$10,102	$11,197	$10,393
6/30/2018	$10,111	$11,207	$10,427
7/31/2018	$10,129	$11,234	$10,456
8/31/2018	$10,119	$11,263	$10,459
9/30/2018	$10,071	$11,190	$10,412
10/31/2018	$10,032	$11,121	$10,399
11/30/2018	$10,090	$11,244	$10,453
12/31/2018	$10,148	$11,379	$10,524
1/31/2019	$10,196	$11,465	$10,579
2/28/2019	$10,226	$11,526	$10,605
3/31/2019	$10,273	$11,708	$10,653
4/30/2019	$10,264	$11,752	$10,656
5/31/2019	$10,341	$11,914	$10,735
6/30/2019	$10,370	$11,958	$10,777
7/31/2019	$10,418	$12,055	$10,839
8/31/2019	$10,455	$12,245	$10,869
9/30/2019	$10,397	$12,147	$10,809
10/31/2019	$10,414	$12,168	$10,854
11/30/2019	$10,423	$12,199	$10,877
12/31/2019	$10,431	$12,236	$10,897
1/31/2020	$10,517	$12,456	$10,968
2/29/2020	$10,555	$12,617	$11,006
3/31/2020	$10,254	$12,159	$10,860
4/30/2020	$10,186	$12,006	$10,885
5/31/2020	$10,369	$12,388	$11,105
6/30/2020	$10,426	$12,490	$11,108
7/31/2020	$10,502	$12,701	$11,179
8/31/2020	$10,479	$12,641	$11,173
9/30/2020	$10,475	$12,644	$11,183
10/31/2020	$10,452	$12,606	$11,164
11/30/2020	$10,517	$12,796	$11,202
12/31/2020	$10,553	$12,874	$11,216
1/31/2021	$10,568	$12,956	$11,235
2/28/2021	$10,499	$12,750	$11,168
3/31/2021	$10,515	$12,829	$11,194
4/30/2021	$10,552	$12,936	$11,224
5/31/2021	$10,558	$12,975	$11,223
6/30/2021	$10,555	$13,010	$11,220
7/31/2021	$10,589	$13,118	$11,260
8/31/2021	$10,565	$13,070	$11,257
9/30/2021	$10,501	$12,976	$11,224
10/31/2021	$10,467	$12,938	$11,207
11/30/2021	$10,493	$13,048	$11,216
12/31/2021	$10,488	$13,069	$11,222
1/31/2022	$10,286	$12,711	$11,021
2/28/2022	$10,246	$12,666	$10,992
3/31/2022	$10,055	$12,255	$10,806
4/30/2022	$9,903	$11,916	$10,692
5/31/2022	$9,969	$12,093	$10,833
6/30/2022	$9,907	$11,895	$10,817
7/31/2022	$10,040	$12,210	$10,953
8/31/2022	$9,915	$11,942	$10,815
9/30/2022	$9,731	$11,484	$10,600
10/31/2022	$9,727	$11,388	$10,597
11/30/2022	$9,931	$11,921	$10,821
12/31/2022	$9,948	$11,955	$10,845
1/31/2023	$10,113	$12,298	$10,999
2/28/2023	$9,972	$12,020	$10,823
3/31/2023	$10,098	$12,287	$10,992
4/30/2023	$10,076	$12,259	$10,941
5/31/2023	$10,022	$12,153	$10,874
6/30/2023	$10,079	$12,274	$10,947
7/31/2023	$10,096	$12,323	$10,969
8/31/2023	$10,062	$12,146	$10,945
9/30/2023	$9,918	$11,790	$10,823
10/31/2023	$9,865	$11,689	$10,816
11/30/2023	$10,190	$12,431	$11,117
12/31/2023	$10,354	$12,720	$11,235
1/31/2024	$10,334	$12,655	$11,214
2/29/2024	$10,346	$12,671	$11,225
3/31/2024	$10,337	$12,671	$11,207
4/30/2024	$10,297	$12,514	$11,151
5/31/2024	$10,278	$12,477	$11,124
6/30/2024	$10,372	$12,669	$11,209

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C	2.24	(0.30)	0.37
Class C with Load	1.24	(0.30)	0.37
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg California Municipal 1-5 Year Blend Index	2.39	0.79	1.15

AssetsNet	$ 321,475,590		$ 321,475,590	$ 321,475,590
Holdings Count | Holding	284		284	284
Advisory Fees Paid, Amount	$ 1,275,803
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$321,475,590
# of portfolio holdings	284
Portfolio turnover rate	24%
Total advisory fees paid	$1,275,803
	1 Year	5 Years	10 Years
Class C	2.24	(0.30)	0.37
Class C with Load	1.24	(0.30)	0.37
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg California Municipal 1-5 Year Blend Index	2.39	0.79	1.15

Holdings [Text Block]

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	16.7
1-3 years	32.2
3-5 years	25.6
5-10 years	23.6
10-20 years	1.7
20-30 years	0.2

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

California Community Choice Financing Authority Clean Energy Project Series A, 4.00%, 10/1/2052	3.6
Oakland Unified School District/Alameda County, 5.00%, 8/1/2029	3.2
California State University Series B-2, 0.55%, 11/1/2049	2.4
California Community Choice Financing Authority Series B-2, 4.33%, 2/1/2052	2.0
California Community Choice Financing Authority Series A-1, 5.00%, 12/1/2053	2.0
California Community Choice Financing Authority Series C, 5.25%, 1/1/2054	2.0
State of California, 4.00%, 9/1/2026	1.9
City of Los Angeles Department of Airports Series B, 5.00%, 5/15/2025	1.9
FHLMC Multifamily VRD Certificates Series M-057, 2.40%, 10/15/2029	1.7
California Community Choice Financing Authority Series F, 5.50%, 10/1/2054	1.7

Material Fund Change [Text Block]
C000150654
Shareholder Report [Line Items]
Fund Name	California Limited-Term Tax-Free Fund
Class Name	Institutional Class
Trading Symbol	SFCNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about California Limited-Term Tax-Free Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were positive security selection, duration/yield curve positioning, and credit quality allocation versus the performance benchmark, Bloomberg California Municipal 1-5 Year Blend Index. There were no significant detractors from the Fund’s relative performance for the period. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Line Graph [Table Text Block]
	Institutional Class	Bloomberg Municipal Bond Index	Bloomberg California Municipal 1-5 Year Blend Index
6/30/2014	$10,000	$10,000	$10,000
7/31/2014	$10,015	$10,018	$10,012
8/31/2014	$10,067	$10,139	$10,053
9/30/2014	$10,071	$10,149	$10,047
10/31/2014	$10,103	$10,219	$10,062
11/30/2014	$10,108	$10,236	$10,072
12/31/2014	$10,103	$10,288	$10,044
1/31/2015	$10,221	$10,470	$10,128
2/28/2015	$10,171	$10,362	$10,095
3/31/2015	$10,167	$10,392	$10,093
4/30/2015	$10,164	$10,338	$10,086
5/31/2015	$10,132	$10,309	$10,070
6/30/2015	$10,139	$10,300	$10,092
7/31/2015	$10,183	$10,375	$10,130
8/31/2015	$10,190	$10,395	$10,143
9/30/2015	$10,244	$10,470	$10,181
10/31/2015	$10,270	$10,512	$10,209
11/30/2015	$10,276	$10,554	$10,192
12/31/2015	$10,301	$10,628	$10,194
1/31/2016	$10,374	$10,755	$10,264
2/29/2016	$10,409	$10,771	$10,299
3/31/2016	$10,405	$10,806	$10,270
4/30/2016	$10,450	$10,885	$10,297
5/31/2016	$10,438	$10,915	$10,285
6/30/2016	$10,523	$11,088	$10,340
7/31/2016	$10,539	$11,095	$10,370
8/31/2016	$10,546	$11,110	$10,363
9/30/2016	$10,533	$11,054	$10,320
10/31/2016	$10,481	$10,938	$10,304
11/30/2016	$10,235	$10,531	$10,141
12/31/2016	$10,282	$10,654	$10,177
1/31/2017	$10,338	$10,724	$10,254
2/28/2017	$10,386	$10,799	$10,308
3/31/2017	$10,393	$10,822	$10,305
4/30/2017	$10,440	$10,901	$10,343
5/31/2017	$10,515	$11,074	$10,403
6/30/2017	$10,493	$11,034	$10,370
7/31/2017	$10,550	$11,123	$10,422
8/31/2017	$10,607	$11,208	$10,456
9/30/2017	$10,565	$11,151	$10,417
10/31/2017	$10,552	$11,178	$10,416
11/30/2017	$10,480	$11,118	$10,320
12/31/2017	$10,527	$11,235	$10,346
1/31/2018	$10,475	$11,102	$10,357
2/28/2018	$10,454	$11,069	$10,353
3/31/2018	$10,452	$11,110	$10,349
4/30/2018	$10,430	$11,070	$10,320
5/31/2018	$10,508	$11,197	$10,393
6/30/2018	$10,527	$11,207	$10,427
7/31/2018	$10,555	$11,234	$10,456
8/31/2018	$10,554	$11,263	$10,459
9/30/2018	$10,522	$11,190	$10,412
10/31/2018	$10,490	$11,121	$10,399
11/30/2018	$10,551	$11,244	$10,453
12/31/2018	$10,621	$11,379	$10,524
1/31/2019	$10,691	$11,465	$10,579
2/28/2019	$10,722	$11,526	$10,605
3/31/2019	$10,782	$11,708	$10,653
4/30/2019	$10,791	$11,752	$10,656
5/31/2019	$10,872	$11,914	$10,735
6/30/2019	$10,913	$11,958	$10,777
7/31/2019	$10,973	$12,055	$10,839
8/31/2019	$11,023	$12,245	$10,869
9/30/2019	$10,970	$12,147	$10,809
10/31/2019	$10,998	$12,168	$10,854
11/30/2019	$11,017	$12,199	$10,877
12/31/2019	$11,035	$12,236	$10,897
1/31/2020	$11,137	$12,456	$10,968
2/29/2020	$11,188	$12,617	$11,006
3/31/2020	$10,873	$12,159	$10,860
4/30/2020	$10,819	$12,006	$10,885
5/31/2020	$11,016	$12,388	$11,105
6/30/2020	$11,087	$12,490	$11,108
7/31/2020	$11,179	$12,701	$11,179
8/31/2020	$11,164	$12,641	$11,173
9/30/2020	$11,169	$12,644	$11,183
10/31/2020	$11,164	$12,606	$11,164
11/30/2020	$11,234	$12,796	$11,202
12/31/2020	$11,282	$12,874	$11,216
1/31/2021	$11,309	$12,956	$11,235
2/28/2021	$11,243	$12,750	$11,168
3/31/2021	$11,270	$12,829	$11,194
4/30/2021	$11,320	$12,936	$11,224
5/31/2021	$11,337	$12,975	$11,223
6/30/2021	$11,343	$13,010	$11,220
7/31/2021	$11,391	$13,118	$11,260
8/31/2021	$11,374	$13,070	$11,257
9/30/2021	$11,315	$12,976	$11,224
10/31/2021	$11,298	$12,938	$11,207
11/30/2021	$11,325	$13,048	$11,216
12/31/2021	$11,340	$13,069	$11,222
1/31/2022	$11,129	$12,711	$11,021
2/28/2022	$11,082	$12,666	$10,992
3/31/2022	$10,893	$12,255	$10,806
4/30/2022	$10,746	$11,916	$10,692
5/31/2022	$10,817	$12,093	$10,833
6/30/2022	$10,758	$11,895	$10,817
7/31/2022	$10,907	$12,210	$10,953
8/31/2022	$10,783	$11,942	$10,815
9/30/2022	$10,582	$11,484	$10,600
10/31/2022	$10,579	$11,388	$10,597
11/30/2022	$10,797	$11,921	$10,821
12/31/2022	$10,829	$11,955	$10,845
1/31/2023	$11,003	$12,298	$10,999
2/28/2023	$10,849	$12,020	$10,823
3/31/2023	$10,991	$12,287	$10,992
4/30/2023	$10,980	$12,259	$10,941
5/31/2023	$10,923	$12,153	$10,874
6/30/2023	$10,978	$12,274	$10,947
7/31/2023	$10,998	$12,323	$10,969
8/31/2023	$10,964	$12,146	$10,945
9/30/2023	$10,818	$11,790	$10,823
10/31/2023	$10,761	$11,689	$10,816
11/30/2023	$11,124	$12,431	$11,117
12/31/2023	$11,297	$12,720	$11,235
1/31/2024	$11,277	$12,655	$11,214
2/29/2024	$11,293	$12,671	$11,225
3/31/2024	$11,296	$12,671	$11,207
4/30/2024	$11,255	$12,514	$11,151
5/31/2024	$11,236	$12,477	$11,124
6/30/2024	$11,343	$12,669	$11,209

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional ClassFootnote Reference*	3.33	0.78	1.27
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg California Municipal 1-5 Year Blend Index	2.39	0.79	1.15

AssetsNet	$ 321,475,590		$ 321,475,590	$ 321,475,590
Holdings Count | Holding	284		284	284
Advisory Fees Paid, Amount	$ 1,275,803
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$321,475,590
# of portfolio holdings	284
Portfolio turnover rate	24%
Total advisory fees paid	$1,275,803
	1 Year	5 Years	10 Years
Institutional ClassFootnote Reference*	3.33	0.78	1.27
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg California Municipal 1-5 Year Blend Index	2.39	0.79	1.15
Footnote	Description
Footnote*	Historical performance shown for the Institutional Class shares prior to their inception on October 31, 2014 reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns for the Institutional Class shares would be higher.

Holdings [Text Block]

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	16.7
1-3 years	32.2
3-5 years	25.6
5-10 years	23.6
10-20 years	1.7
20-30 years	0.2

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

California Community Choice Financing Authority Clean Energy Project Series A, 4.00%, 10/1/2052	3.6
Oakland Unified School District/Alameda County, 5.00%, 8/1/2029	3.2
California State University Series B-2, 0.55%, 11/1/2049	2.4
California Community Choice Financing Authority Series B-2, 4.33%, 2/1/2052	2.0
California Community Choice Financing Authority Series A-1, 5.00%, 12/1/2053	2.0
California Community Choice Financing Authority Series C, 5.25%, 1/1/2054	2.0
State of California, 4.00%, 9/1/2026	1.9
City of Los Angeles Department of Airports Series B, 5.00%, 5/15/2025	1.9
FHLMC Multifamily VRD Certificates Series M-057, 2.40%, 10/15/2029	1.7
California Community Choice Financing Authority Series F, 5.50%, 10/1/2054	1.7

Material Fund Change [Text Block]
C000020275
Shareholder Report [Line Items]
Fund Name	California Tax-Free Fund
Class Name	Administrator Class
Trading Symbol	SGCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about California Tax-Free Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were positive security selection, duration/yield curve positioning, and credit quality allocation versus the performance benchmark, Bloomberg California Municipal Bond Index. Sector allocation detracted for the period. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Line Graph [Table Text Block]
	Administrator Class	Bloomberg Municipal Bond Index	Bloomberg California Municipal Bond Index
6/30/2014	$10,000	$10,000	$10,000
7/31/2014	$10,038	$10,018	$10,030
8/31/2014	$10,179	$10,139	$10,159
9/30/2014	$10,243	$10,149	$10,168
10/31/2014	$10,324	$10,219	$10,241
11/30/2014	$10,335	$10,236	$10,254
12/31/2014	$10,408	$10,288	$10,310
1/31/2015	$10,594	$10,470	$10,487
2/28/2015	$10,476	$10,362	$10,392
3/31/2015	$10,504	$10,392	$10,424
4/30/2015	$10,436	$10,338	$10,366
5/31/2015	$10,411	$10,309	$10,342
6/30/2015	$10,395	$10,300	$10,334
7/31/2015	$10,476	$10,375	$10,412
8/31/2015	$10,504	$10,395	$10,441
9/30/2015	$10,586	$10,470	$10,513
10/31/2015	$10,623	$10,512	$10,551
11/30/2015	$10,688	$10,554	$10,592
12/31/2015	$10,778	$10,628	$10,672
1/31/2016	$10,878	$10,755	$10,789
2/29/2016	$10,888	$10,771	$10,807
3/31/2016	$10,979	$10,806	$10,843
4/30/2016	$11,062	$10,885	$10,925
5/31/2016	$11,118	$10,915	$10,956
6/30/2016	$11,337	$11,088	$11,130
7/31/2016	$11,302	$11,095	$11,135
8/31/2016	$11,339	$11,110	$11,154
9/30/2016	$11,267	$11,054	$11,085
10/31/2016	$11,122	$10,938	$10,956
11/30/2016	$10,646	$10,531	$10,534
12/31/2016	$10,768	$10,654	$10,658
1/31/2017	$10,808	$10,724	$10,741
2/28/2017	$10,865	$10,799	$10,804
3/31/2017	$10,895	$10,822	$10,825
4/30/2017	$10,961	$10,901	$10,901
5/31/2017	$11,140	$11,074	$11,083
6/30/2017	$11,123	$11,034	$11,046
7/31/2017	$11,200	$11,123	$11,143
8/31/2017	$11,286	$11,208	$11,211
9/30/2017	$11,250	$11,151	$11,159
10/31/2017	$11,270	$11,178	$11,195
11/30/2017	$11,235	$11,118	$11,135
12/31/2017	$11,333	$11,235	$11,257
1/31/2018	$11,213	$11,102	$11,123
2/28/2018	$11,160	$11,069	$11,087
3/31/2018	$11,202	$11,110	$11,137
4/30/2018	$11,167	$11,070	$11,091
5/31/2018	$11,296	$11,197	$11,241
6/30/2018	$11,309	$11,207	$11,244
7/31/2018	$11,332	$11,234	$11,271
8/31/2018	$11,354	$11,263	$11,306
9/30/2018	$11,289	$11,190	$11,220
10/31/2018	$11,214	$11,121	$11,142
11/30/2018	$11,316	$11,244	$11,258
12/31/2018	$11,418	$11,379	$11,382
1/31/2019	$11,491	$11,465	$11,457
2/28/2019	$11,555	$11,526	$11,513
3/31/2019	$11,717	$11,708	$11,703
4/30/2019	$11,771	$11,752	$11,754
5/31/2019	$11,933	$11,914	$11,926
6/30/2019	$11,987	$11,958	$11,967
7/31/2019	$12,060	$12,055	$12,067
8/31/2019	$12,273	$12,245	$12,262
9/30/2019	$12,184	$12,147	$12,171
10/31/2019	$12,196	$12,168	$12,193
11/30/2019	$12,207	$12,199	$12,220
12/31/2019	$12,248	$12,236	$12,255
1/31/2020	$12,450	$12,456	$12,475
2/29/2020	$12,634	$12,617	$12,636
3/31/2020	$12,071	$12,159	$12,195
4/30/2020	$11,847	$12,006	$12,065
5/31/2020	$12,240	$12,388	$12,473
6/30/2020	$12,352	$12,490	$12,545
7/31/2020	$12,549	$12,701	$12,761
8/31/2020	$12,517	$12,641	$12,676
9/30/2020	$12,527	$12,644	$12,672
10/31/2020	$12,505	$12,606	$12,637
11/30/2020	$12,681	$12,796	$12,832
12/31/2020	$12,764	$12,874	$12,886
1/31/2021	$12,836	$12,956	$12,947
2/28/2021	$12,635	$12,750	$12,712
3/31/2021	$12,717	$12,829	$12,800
4/30/2021	$12,842	$12,936	$12,902
5/31/2021	$12,904	$12,975	$12,937
6/30/2021	$12,956	$13,010	$12,971
7/31/2021	$13,050	$13,118	$13,079
8/31/2021	$13,004	$13,070	$13,035
9/30/2021	$12,894	$12,976	$12,938
10/31/2021	$12,890	$12,938	$12,902
11/30/2021	$13,004	$13,048	$13,017
12/31/2021	$13,011	$13,069	$13,043
1/31/2022	$12,661	$12,711	$12,656
2/28/2022	$12,583	$12,666	$12,618
3/31/2022	$12,189	$12,255	$12,198
4/30/2022	$11,795	$11,916	$11,844
5/31/2022	$11,944	$12,093	$12,044
6/30/2022	$11,690	$11,895	$11,857
7/31/2022	$11,994	$12,210	$12,192
8/31/2022	$11,728	$11,942	$11,931
9/30/2022	$11,330	$11,484	$11,490
10/31/2022	$11,230	$11,388	$11,415
11/30/2022	$11,683	$11,921	$11,939
12/31/2022	$11,695	$11,955	$11,978
1/31/2023	$11,961	$12,298	$12,301
2/28/2023	$11,727	$12,020	$12,022
3/31/2023	$11,927	$12,287	$12,284
4/30/2023	$11,915	$12,259	$12,253
5/31/2023	$11,835	$12,153	$12,150
6/30/2023	$11,937	$12,274	$12,271
7/31/2023	$11,971	$12,323	$12,320
8/31/2023	$11,835	$12,146	$12,178
9/30/2023	$11,495	$11,790	$11,828
10/31/2023	$11,279	$11,689	$11,726
11/30/2023	$12,072	$12,431	$12,442
12/31/2023	$12,361	$12,720	$12,723
1/31/2024	$12,361	$12,655	$12,671
2/29/2024	$12,362	$12,671	$12,686
3/31/2024	$12,386	$12,671	$12,670
4/30/2024	$12,236	$12,514	$12,508
5/31/2024	$12,248	$12,477	$12,470
6/30/2024	$12,436	$12,669	$12,645

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Administrator Class	4.18	0.74	2.20
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg California Municipal Bond Index	3.05	1.11	2.37

AssetsNet	$ 670,315,991		$ 670,315,991	$ 670,315,991
Holdings Count | Holding	266		266	266
Advisory Fees Paid, Amount	$ 2,529,474
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$670,315,991
# of portfolio holdings	266
Portfolio turnover rate	26%
Total advisory fees paid	$2,529,474
	1 Year	5 Years	10 Years
Administrator Class	4.18	0.74	2.20
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg California Municipal Bond Index	3.05	1.11	2.37

Holdings [Text Block]

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	10.5
1-3 years	15.3
3-5 years	5.7
5-10 years	11.6
10-20 years	14.8
20-30 years	39.3
30+ years	2.8

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

San Francisco Community College District Series B, 5.25%, 6/15/2049	2.5
California HFFA Cedars-Sinai Medical Center Obligated Group Series B, 4.00%, 8/15/2039	1.6
State of California, 5.00%, 8/1/2046	1.5
California HFFA Children's Hospital Los Angeles Obligated Group Series A, 5.00%, 8/15/2047	1.5
California Municipal Finance Authority Samuel Merritt University, 5.25%, 6/1/2053	1.5
State of California, 4.00%, 9/1/2043	1.5
Long Beach Unified School District Series C, 4.00%, 8/1/2053	1.5
Riverside County Asset Leasing Corp., 0.00%, 6/1/2026	1.4
Santa Ana Unified School District Series B, 0.00%, 8/1/2038	1.3
Los Angeles Department of Water & Power System Revenue Series C, 5.00%, 7/1/2054	1.3

Material Fund Change [Text Block]
C000020272
Shareholder Report [Line Items]
Fund Name	California Tax-Free Fund
Class Name	Class A
Trading Symbol	SCTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about California Tax-Free Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$77	0.75%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were positive security selection, duration/yield curve positioning, and credit quality allocation versus the performance benchmark, Bloomberg California Municipal Bond Index. Sector allocation detracted for the period. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Line Graph [Table Text Block]
	Class A with Load	Bloomberg Municipal Bond Index	Bloomberg California Municipal Bond Index
6/30/2014	$9,552	$10,000	$10,000
7/31/2014	$9,579	$10,018	$10,030
8/31/2014	$9,720	$10,139	$10,159
9/30/2014	$9,780	$10,149	$10,168
10/31/2014	$9,847	$10,219	$10,241
11/30/2014	$9,856	$10,236	$10,254
12/31/2014	$9,932	$10,288	$10,310
1/31/2015	$10,100	$10,470	$10,487
2/28/2015	$9,985	$10,362	$10,392
3/31/2015	$10,019	$10,392	$10,424
4/30/2015	$9,952	$10,338	$10,366
5/31/2015	$9,927	$10,309	$10,342
6/30/2015	$9,910	$10,300	$10,334
7/31/2015	$9,977	$10,375	$10,412
8/31/2015	$10,002	$10,395	$10,441
9/30/2015	$10,086	$10,470	$10,513
10/31/2015	$10,112	$10,512	$10,551
11/30/2015	$10,172	$10,554	$10,592
12/31/2015	$10,256	$10,628	$10,672
1/31/2016	$10,358	$10,755	$10,789
2/29/2016	$10,366	$10,771	$10,807
3/31/2016	$10,443	$10,806	$10,843
4/30/2016	$10,529	$10,885	$10,925
5/31/2016	$10,580	$10,915	$10,956
6/30/2016	$10,778	$11,088	$11,130
7/31/2016	$10,752	$11,095	$11,135
8/31/2016	$10,785	$11,110	$11,154
9/30/2016	$10,706	$11,054	$11,085
10/31/2016	$10,566	$10,938	$10,956
11/30/2016	$10,111	$10,531	$10,534
12/31/2016	$10,234	$10,654	$10,658
1/31/2017	$10,261	$10,724	$10,741
2/28/2017	$10,324	$10,799	$10,804
3/31/2017	$10,350	$10,822	$10,825
4/30/2017	$10,411	$10,901	$10,901
5/31/2017	$10,571	$11,074	$11,083
6/30/2017	$10,553	$11,034	$11,046
7/31/2017	$10,624	$11,123	$11,143
8/31/2017	$10,704	$11,208	$11,211
9/30/2017	$10,667	$11,151	$11,159
10/31/2017	$10,694	$11,178	$11,195
11/30/2017	$10,650	$11,118	$11,135
12/31/2017	$10,750	$11,235	$11,257
1/31/2018	$10,634	$11,102	$11,123
2/28/2018	$10,582	$11,069	$11,087
3/31/2018	$10,620	$11,110	$11,137
4/30/2018	$10,576	$11,070	$11,091
5/31/2018	$10,706	$11,197	$11,241
6/30/2018	$10,717	$11,207	$11,244
7/31/2018	$10,736	$11,234	$11,271
8/31/2018	$10,756	$11,263	$11,306
9/30/2018	$10,683	$11,190	$11,220
10/31/2018	$10,619	$11,121	$11,142
11/30/2018	$10,704	$11,244	$11,258
12/31/2018	$10,809	$11,379	$11,382
1/31/2019	$10,876	$11,465	$11,457
2/28/2019	$10,935	$11,526	$11,513
3/31/2019	$11,087	$11,708	$11,703
4/30/2019	$11,136	$11,752	$11,754
5/31/2019	$11,288	$11,914	$11,926
6/30/2019	$11,327	$11,958	$11,967
7/31/2019	$11,404	$12,055	$12,067
8/31/2019	$11,594	$12,245	$12,262
9/30/2019	$11,518	$12,147	$12,171
10/31/2019	$11,526	$12,168	$12,193
11/30/2019	$11,535	$12,199	$12,220
12/31/2019	$11,562	$12,236	$12,255
1/31/2020	$11,752	$12,456	$12,475
2/29/2020	$11,923	$12,617	$12,636
3/31/2020	$11,399	$12,159	$12,195
4/30/2020	$11,185	$12,006	$12,065
5/31/2020	$11,554	$12,388	$12,473
6/30/2020	$11,659	$12,490	$12,545
7/31/2020	$11,843	$12,701	$12,761
8/31/2020	$11,811	$12,641	$12,676
9/30/2020	$11,818	$12,644	$12,672
10/31/2020	$11,785	$12,606	$12,637
11/30/2020	$11,960	$12,796	$12,832
12/31/2020	$12,036	$12,874	$12,886
1/31/2021	$12,102	$12,956	$12,947
2/28/2021	$11,910	$12,750	$12,712
3/31/2021	$11,985	$12,829	$12,800
4/30/2021	$12,092	$12,936	$12,902
5/31/2021	$12,158	$12,975	$12,937
6/30/2021	$12,195	$13,010	$12,971
7/31/2021	$12,291	$13,118	$13,079
8/31/2021	$12,236	$13,070	$13,035
9/30/2021	$12,140	$12,976	$12,938
10/31/2021	$12,134	$12,938	$12,902
11/30/2021	$12,230	$13,048	$13,017
12/31/2021	$12,234	$13,069	$13,043
1/31/2022	$11,912	$12,711	$12,656
2/28/2022	$11,837	$12,666	$12,618
3/31/2022	$11,464	$12,255	$12,198
4/30/2022	$11,090	$11,916	$11,844
5/31/2022	$11,229	$12,093	$12,044
6/30/2022	$10,988	$11,895	$11,857
7/31/2022	$11,272	$12,210	$12,192
8/31/2022	$11,020	$11,942	$11,931
9/30/2022	$10,643	$11,484	$11,490
10/31/2022	$10,548	$11,388	$11,415
11/30/2022	$10,972	$11,921	$11,939
12/31/2022	$10,981	$11,955	$11,978
1/31/2023	$11,230	$12,298	$12,301
2/28/2023	$11,007	$12,020	$12,022
3/31/2023	$11,194	$12,287	$12,284
4/30/2023	$11,180	$12,259	$12,253
5/31/2023	$11,103	$12,153	$12,150
6/30/2023	$11,197	$12,274	$12,271
7/31/2023	$11,227	$12,323	$12,320
8/31/2023	$11,098	$12,146	$12,178
9/30/2023	$10,776	$11,790	$11,828
10/31/2023	$10,572	$11,689	$11,726
11/30/2023	$11,315	$12,431	$12,442
12/31/2023	$11,583	$12,720	$12,723
1/31/2024	$11,582	$12,655	$12,671
2/29/2024	$11,581	$12,671	$12,686
3/31/2024	$11,601	$12,671	$12,670
4/30/2024	$11,458	$12,514	$12,508
5/31/2024	$11,479	$12,477	$12,470
6/30/2024	$11,653	$12,669	$12,645

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	4.08	0.57	2.01
Class A with Load	(0.65)	(0.35)	1.54
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg California Municipal Bond Index	3.05	1.11	2.37

AssetsNet	$ 670,315,991		$ 670,315,991	$ 670,315,991
Holdings Count | Holding	266		266	266
Advisory Fees Paid, Amount	$ 2,529,474
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$670,315,991
# of portfolio holdings	266
Portfolio turnover rate	26%
Total advisory fees paid	$2,529,474
	1 Year	5 Years	10 Years
Class A	4.08	0.57	2.01
Class A with Load	(0.65)	(0.35)	1.54
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg California Municipal Bond Index	3.05	1.11	2.37

Holdings [Text Block]

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	10.5
1-3 years	15.3
3-5 years	5.7
5-10 years	11.6
10-20 years	14.8
20-30 years	39.3
30+ years	2.8

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

San Francisco Community College District Series B, 5.25%, 6/15/2049	2.5
California HFFA Cedars-Sinai Medical Center Obligated Group Series B, 4.00%, 8/15/2039	1.6
State of California, 5.00%, 8/1/2046	1.5
California HFFA Children's Hospital Los Angeles Obligated Group Series A, 5.00%, 8/15/2047	1.5
California Municipal Finance Authority Samuel Merritt University, 5.25%, 6/1/2053	1.5
State of California, 4.00%, 9/1/2043	1.5
Long Beach Unified School District Series C, 4.00%, 8/1/2053	1.5
Riverside County Asset Leasing Corp., 0.00%, 6/1/2026	1.4
Santa Ana Unified School District Series B, 0.00%, 8/1/2038	1.3
Los Angeles Department of Water & Power System Revenue Series C, 5.00%, 7/1/2054	1.3

Material Fund Change [Text Block]
C000020274
Shareholder Report [Line Items]
Fund Name	California Tax-Free Fund
Class Name	Class C
Trading Symbol	SCTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about California Tax-Free Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$152	1.50%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were positive security selection, duration/yield curve positioning, and credit quality allocation versus the performance benchmark, Bloomberg California Municipal Bond Index. Sector allocation detracted for the period. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Line Graph [Table Text Block]
	Class C with Load	Bloomberg Municipal Bond Index	Bloomberg California Municipal Bond Index
6/30/2014	$10,000	$10,000	$10,000
7/31/2014	$10,030	$10,018	$10,030
8/31/2014	$10,169	$10,139	$10,159
9/30/2014	$10,216	$10,149	$10,168
10/31/2014	$10,287	$10,219	$10,241
11/30/2014	$10,291	$10,236	$10,254
12/31/2014	$10,354	$10,288	$10,310
1/31/2015	$10,537	$10,470	$10,487
2/28/2015	$10,405	$10,362	$10,392
3/31/2015	$10,434	$10,392	$10,424
4/30/2015	$10,351	$10,338	$10,366
5/31/2015	$10,319	$10,309	$10,342
6/30/2015	$10,296	$10,300	$10,334
7/31/2015	$10,367	$10,375	$10,412
8/31/2015	$10,386	$10,395	$10,441
9/30/2015	$10,458	$10,470	$10,513
10/31/2015	$10,487	$10,512	$10,551
11/30/2015	$10,542	$10,554	$10,592
12/31/2015	$10,621	$10,628	$10,672
1/31/2016	$10,718	$10,755	$10,789
2/29/2016	$10,720	$10,771	$10,807
3/31/2016	$10,792	$10,806	$10,843
4/30/2016	$10,873	$10,885	$10,925
5/31/2016	$10,918	$10,915	$10,956
6/30/2016	$11,121	$11,088	$11,130
7/31/2016	$11,079	$11,095	$11,135
8/31/2016	$11,106	$11,110	$11,154
9/30/2016	$11,029	$11,054	$11,085
10/31/2016	$10,872	$10,938	$10,956
11/30/2016	$10,399	$10,531	$10,534
12/31/2016	$10,517	$10,654	$10,658
1/31/2017	$10,538	$10,724	$10,741
2/28/2017	$10,595	$10,799	$10,804
3/31/2017	$10,615	$10,822	$10,825
4/30/2017	$10,671	$10,901	$10,901
5/31/2017	$10,834	$11,074	$11,083
6/30/2017	$10,810	$11,034	$11,046
7/31/2017	$10,874	$11,123	$11,143
8/31/2017	$10,948	$11,208	$11,211
9/30/2017	$10,905	$11,151	$11,159
10/31/2017	$10,917	$11,178	$11,195
11/30/2017	$10,875	$11,118	$11,135
12/31/2017	$10,969	$11,235	$11,257
1/31/2018	$10,838	$11,102	$11,123
2/28/2018	$10,780	$11,069	$11,087
3/31/2018	$10,812	$11,110	$11,137
4/30/2018	$10,762	$11,070	$11,091
5/31/2018	$10,885	$11,197	$11,241
6/30/2018	$10,890	$11,207	$11,244
7/31/2018	$10,903	$11,234	$11,271
8/31/2018	$10,916	$11,263	$11,306
9/30/2018	$10,837	$11,190	$11,220
10/31/2018	$10,767	$11,121	$11,142
11/30/2018	$10,846	$11,244	$11,258
12/31/2018	$10,943	$11,379	$11,382
1/31/2019	$11,004	$11,465	$11,457
2/28/2019	$11,056	$11,526	$11,513
3/31/2019	$11,201	$11,708	$11,703
4/30/2019	$11,243	$11,752	$11,754
5/31/2019	$11,396	$11,914	$11,926
6/30/2019	$11,429	$11,958	$11,967
7/31/2019	$11,498	$12,055	$12,067
8/31/2019	$11,679	$12,245	$12,262
9/30/2019	$11,597	$12,147	$12,171
10/31/2019	$11,589	$12,168	$12,193
11/30/2019	$11,601	$12,199	$12,220
12/31/2019	$11,620	$12,236	$12,255
1/31/2020	$11,801	$12,456	$12,475
2/29/2020	$11,972	$12,617	$12,636
3/31/2020	$11,431	$12,159	$12,195
4/30/2020	$11,204	$12,006	$12,065
5/31/2020	$11,570	$12,388	$12,473
6/30/2020	$11,666	$12,490	$12,545
7/31/2020	$11,850	$12,701	$12,761
8/31/2020	$11,811	$12,641	$12,676
9/30/2020	$11,811	$12,644	$12,672
10/31/2020	$11,772	$12,606	$12,637
11/30/2020	$11,936	$12,796	$12,832
12/31/2020	$12,003	$12,874	$12,886
1/31/2021	$12,060	$12,956	$12,947
2/28/2021	$11,866	$12,750	$12,712
3/31/2021	$11,924	$12,829	$12,800
4/30/2021	$12,030	$12,936	$12,902
5/31/2021	$12,088	$12,975	$12,937
6/30/2021	$12,116	$13,010	$12,971
7/31/2021	$12,203	$13,118	$13,079
8/31/2021	$12,142	$13,070	$13,035
9/30/2021	$12,041	$12,976	$12,938
10/31/2021	$12,019	$12,938	$12,902
11/30/2021	$12,115	$13,048	$13,017
12/31/2021	$12,111	$13,069	$13,043
1/31/2022	$11,782	$12,711	$12,656
2/28/2022	$11,703	$12,666	$12,618
3/31/2022	$11,324	$12,255	$12,198
4/30/2022	$10,946	$11,916	$11,844
5/31/2022	$11,074	$12,093	$12,044
6/30/2022	$10,835	$11,895	$11,857
7/31/2022	$11,115	$12,210	$12,192
8/31/2022	$10,866	$11,942	$11,931
9/30/2022	$10,495	$11,484	$11,490
10/31/2022	$10,400	$11,388	$11,415
11/30/2022	$10,819	$11,921	$11,939
12/31/2022	$10,828	$11,955	$11,978
1/31/2023	$11,073	$12,298	$12,301
2/28/2023	$10,854	$12,020	$12,022
3/31/2023	$11,038	$12,287	$12,284
4/30/2023	$11,024	$12,259	$12,253
5/31/2023	$10,948	$12,153	$12,150
6/30/2023	$11,041	$12,274	$12,271
7/31/2023	$11,070	$12,323	$12,320
8/31/2023	$10,943	$12,146	$12,178
9/30/2023	$10,626	$11,790	$11,828
10/31/2023	$10,424	$11,689	$11,726
11/30/2023	$11,157	$12,431	$12,442
12/31/2023	$11,422	$12,720	$12,723
1/31/2024	$11,420	$12,655	$12,671
2/29/2024	$11,419	$12,671	$12,686
3/31/2024	$11,439	$12,671	$12,670
4/30/2024	$11,298	$12,514	$12,508
5/31/2024	$11,318	$12,477	$12,470
6/30/2024	$11,491	$12,669	$12,645

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C	3.29	(0.19)	1.40
Class C with Load	2.29	(0.19)	1.40
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg California Municipal Bond Index	3.05	1.11	2.37

AssetsNet	$ 670,315,991		$ 670,315,991	$ 670,315,991
Holdings Count | Holding	266		266	266
Advisory Fees Paid, Amount	$ 2,529,474
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$670,315,991
# of portfolio holdings	266
Portfolio turnover rate	26%
Total advisory fees paid	$2,529,474
	1 Year	5 Years	10 Years
Class C	3.29	(0.19)	1.40
Class C with Load	2.29	(0.19)	1.40
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg California Municipal Bond Index	3.05	1.11	2.37

Holdings [Text Block]

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	10.5
1-3 years	15.3
3-5 years	5.7
5-10 years	11.6
10-20 years	14.8
20-30 years	39.3
30+ years	2.8

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

San Francisco Community College District Series B, 5.25%, 6/15/2049	2.5
California HFFA Cedars-Sinai Medical Center Obligated Group Series B, 4.00%, 8/15/2039	1.6
State of California, 5.00%, 8/1/2046	1.5
California HFFA Children's Hospital Los Angeles Obligated Group Series A, 5.00%, 8/15/2047	1.5
California Municipal Finance Authority Samuel Merritt University, 5.25%, 6/1/2053	1.5
State of California, 4.00%, 9/1/2043	1.5
Long Beach Unified School District Series C, 4.00%, 8/1/2053	1.5
Riverside County Asset Leasing Corp., 0.00%, 6/1/2026	1.4
Santa Ana Unified School District Series B, 0.00%, 8/1/2038	1.3
Los Angeles Department of Water & Power System Revenue Series C, 5.00%, 7/1/2054	1.3

Material Fund Change [Text Block]
C000150655
Shareholder Report [Line Items]
Fund Name	California Tax-Free Fund
Class Name	Institutional Class
Trading Symbol	SGTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about California Tax-Free Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$49	0.48%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were positive security selection, duration/yield curve positioning, and credit quality allocation versus the performance benchmark, Bloomberg California Municipal Bond Index. Sector allocation detracted for the period. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Line Graph [Table Text Block]
	Institutional Class	Bloomberg Municipal Bond Index	Bloomberg California Municipal Bond Index
6/30/2014	$10,000	$10,000	$10,000
7/31/2014	$10,038	$10,018	$10,030
8/31/2014	$10,179	$10,139	$10,159
9/30/2014	$10,243	$10,149	$10,168
10/31/2014	$10,324	$10,219	$10,241
11/30/2014	$10,326	$10,236	$10,254
12/31/2014	$10,407	$10,288	$10,310
1/31/2015	$10,594	$10,470	$10,487
2/28/2015	$10,467	$10,362	$10,392
3/31/2015	$10,505	$10,392	$10,424
4/30/2015	$10,437	$10,338	$10,366
5/31/2015	$10,413	$10,309	$10,342
6/30/2015	$10,398	$10,300	$10,334
7/31/2015	$10,479	$10,375	$10,412
8/31/2015	$10,508	$10,395	$10,441
9/30/2015	$10,590	$10,470	$10,513
10/31/2015	$10,629	$10,512	$10,551
11/30/2015	$10,694	$10,554	$10,592
12/31/2015	$10,785	$10,628	$10,672
1/31/2016	$10,885	$10,755	$10,789
2/29/2016	$10,896	$10,771	$10,807
3/31/2016	$10,988	$10,806	$10,843
4/30/2016	$11,072	$10,885	$10,925
5/31/2016	$11,128	$10,915	$10,956
6/30/2016	$11,348	$11,088	$11,130
7/31/2016	$11,313	$11,095	$11,135
8/31/2016	$11,351	$11,110	$11,154
9/30/2016	$11,280	$11,054	$11,085
10/31/2016	$11,135	$10,938	$10,956
11/30/2016	$10,660	$10,531	$10,534
12/31/2016	$10,782	$10,654	$10,658
1/31/2017	$10,823	$10,724	$10,741
2/28/2017	$10,881	$10,799	$10,804
3/31/2017	$10,911	$10,822	$10,825
4/30/2017	$10,979	$10,901	$10,901
5/31/2017	$11,158	$11,074	$11,083
6/30/2017	$11,142	$11,034	$11,046
7/31/2017	$11,219	$11,123	$11,143
8/31/2017	$11,306	$11,208	$11,211
9/30/2017	$11,270	$11,151	$11,159
10/31/2017	$11,292	$11,178	$11,195
11/30/2017	$11,257	$11,118	$11,135
12/31/2017	$11,356	$11,235	$11,257
1/31/2018	$11,236	$11,102	$11,123
2/28/2018	$11,184	$11,069	$11,087
3/31/2018	$11,227	$11,110	$11,137
4/30/2018	$11,193	$11,070	$11,091
5/31/2018	$11,322	$11,197	$11,241
6/30/2018	$11,336	$11,207	$11,244
7/31/2018	$11,360	$11,234	$11,271
8/31/2018	$11,383	$11,263	$11,306
9/30/2018	$11,318	$11,190	$11,220
10/31/2018	$11,243	$11,121	$11,142
11/30/2018	$11,346	$11,244	$11,258
12/31/2018	$11,459	$11,379	$11,382
1/31/2019	$11,533	$11,465	$11,457
2/28/2019	$11,588	$11,526	$11,513
3/31/2019	$11,751	$11,708	$11,703
4/30/2019	$11,805	$11,752	$11,754
5/31/2019	$11,969	$11,914	$11,926
6/30/2019	$12,024	$11,958	$11,967
7/31/2019	$12,098	$12,055	$12,067
8/31/2019	$12,312	$12,245	$12,262
9/30/2019	$12,224	$12,147	$12,171
10/31/2019	$12,236	$12,168	$12,193
11/30/2019	$12,248	$12,199	$12,220
12/31/2019	$12,289	$12,236	$12,255
1/31/2020	$12,494	$12,456	$12,475
2/29/2020	$12,678	$12,617	$12,636
3/31/2020	$12,125	$12,159	$12,195
4/30/2020	$11,890	$12,006	$12,065
5/31/2020	$12,285	$12,388	$12,473
6/30/2020	$12,399	$12,490	$12,545
7/31/2020	$12,597	$12,701	$12,761
8/31/2020	$12,566	$12,641	$12,676
9/30/2020	$12,587	$12,644	$12,672
10/31/2020	$12,555	$12,606	$12,637
11/30/2020	$12,733	$12,796	$12,832
12/31/2020	$12,816	$12,874	$12,886
1/31/2021	$12,889	$12,956	$12,947
2/28/2021	$12,688	$12,750	$12,712
3/31/2021	$12,772	$12,829	$12,800
4/30/2021	$12,898	$12,936	$12,902
5/31/2021	$12,961	$12,975	$12,937
6/30/2021	$13,014	$13,010	$12,971
7/31/2021	$13,109	$13,118	$13,079
8/31/2021	$13,064	$13,070	$13,035
9/30/2021	$12,953	$12,976	$12,938
10/31/2021	$12,950	$12,938	$12,902
11/30/2021	$13,066	$13,048	$13,017
12/31/2021	$13,073	$13,069	$13,043
1/31/2022	$12,723	$12,711	$12,656
2/28/2022	$12,645	$12,666	$12,618
3/31/2022	$12,250	$12,255	$12,198
4/30/2022	$11,854	$11,916	$11,844
5/31/2022	$12,005	$12,093	$12,044
6/30/2022	$11,750	$11,895	$11,857
7/31/2022	$12,057	$12,210	$12,192
8/31/2022	$11,790	$11,942	$11,931
9/30/2022	$11,391	$11,484	$11,490
10/31/2022	$11,291	$11,388	$11,415
11/30/2022	$11,747	$11,921	$11,939
12/31/2022	$11,759	$11,955	$11,978
1/31/2023	$12,028	$12,298	$12,301
2/28/2023	$11,793	$12,020	$12,022
3/31/2023	$11,995	$12,287	$12,284
4/30/2023	$11,983	$12,259	$12,253
5/31/2023	$11,903	$12,153	$12,150
6/30/2023	$12,007	$12,274	$12,271
7/31/2023	$12,042	$12,323	$12,320
8/31/2023	$11,906	$12,146	$12,178
9/30/2023	$11,564	$11,790	$11,828
10/31/2023	$11,348	$11,689	$11,726
11/30/2023	$12,147	$12,431	$12,442
12/31/2023	$12,437	$12,720	$12,723
1/31/2024	$12,438	$12,655	$12,671
2/29/2024	$12,440	$12,671	$12,686
3/31/2024	$12,465	$12,671	$12,670
4/30/2024	$12,314	$12,514	$12,508
5/31/2024	$12,339	$12,477	$12,470
6/30/2024	$12,529	$12,669	$12,645

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional ClassFootnote Reference*	4.35	0.83	2.28
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg California Municipal Bond Index	3.05	1.11	2.37

AssetsNet	$ 670,315,991		$ 670,315,991	$ 670,315,991
Holdings Count | Holding	266		266	266
Advisory Fees Paid, Amount	$ 2,529,474
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$670,315,991
# of portfolio holdings	266
Portfolio turnover rate	26%
Total advisory fees paid	$2,529,474
	1 Year	5 Years	10 Years
Institutional ClassFootnote Reference*	4.35	0.83	2.28
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg California Municipal Bond Index	3.05	1.11	2.37
Footnote	Description
Footnote*	Historical performance shown for the Institutional Class shares prior to their inception on October 31, 2014 reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns for the Institutional Class shares would be higher.

Holdings [Text Block]

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	10.5
1-3 years	15.3
3-5 years	5.7
5-10 years	11.6
10-20 years	14.8
20-30 years	39.3
30+ years	2.8

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

San Francisco Community College District Series B, 5.25%, 6/15/2049	2.5
California HFFA Cedars-Sinai Medical Center Obligated Group Series B, 4.00%, 8/15/2039	1.6
State of California, 5.00%, 8/1/2046	1.5
California HFFA Children's Hospital Los Angeles Obligated Group Series A, 5.00%, 8/15/2047	1.5
California Municipal Finance Authority Samuel Merritt University, 5.25%, 6/1/2053	1.5
State of California, 4.00%, 9/1/2043	1.5
Long Beach Unified School District Series C, 4.00%, 8/1/2053	1.5
Riverside County Asset Leasing Corp., 0.00%, 6/1/2026	1.4
Santa Ana Unified School District Series B, 0.00%, 8/1/2038	1.3
Los Angeles Department of Water & Power System Revenue Series C, 5.00%, 7/1/2054	1.3

Material Fund Change [Text Block]
C000122979
Shareholder Report [Line Items]
Fund Name	High Yield Municipal Bond Fund
Class Name	Administrator Class
Trading Symbol	WHYDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about High Yield Municipal Bond Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$72	0.70%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were duration/yield curve positioning and sector allocation versus the performance benchmark, High Yield Municipal Bond Blended Index. Security selection detracted slightly during the period. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Line Graph [Table Text Block]
	Administrator Class	Bloomberg Municipal Bond Index	High Yield Municipal Bond Blended Index
6/30/2014	$10,000	$10,000	$10,000
7/31/2014	$10,059	$10,018	$10,045
8/31/2014	$10,207	$10,139	$10,282
9/30/2014	$10,266	$10,149	$10,335
10/31/2014	$10,361	$10,219	$10,341
11/30/2014	$10,397	$10,236	$10,413
12/31/2014	$10,481	$10,288	$10,467
1/31/2015	$10,629	$10,470	$10,654
2/28/2015	$10,547	$10,362	$10,584
3/31/2015	$10,596	$10,392	$10,580
4/30/2015	$10,566	$10,338	$10,532
5/31/2015	$10,536	$10,309	$10,591
6/30/2015	$10,507	$10,300	$10,353
7/31/2015	$10,579	$10,375	$10,349
8/31/2015	$10,581	$10,395	$10,383
9/30/2015	$10,675	$10,470	$10,545
10/31/2015	$10,750	$10,512	$10,639
11/30/2015	$10,834	$10,554	$10,682
12/31/2015	$10,965	$10,628	$10,722
1/31/2016	$11,090	$10,755	$10,809
2/29/2016	$11,091	$10,771	$10,887
3/31/2016	$11,161	$10,806	$10,970
4/30/2016	$11,265	$10,885	$11,042
5/31/2016	$11,346	$10,915	$11,141
6/30/2016	$11,521	$11,088	$11,420
7/31/2016	$11,517	$11,095	$11,468
8/31/2016	$11,559	$11,110	$11,499
9/30/2016	$11,538	$11,054	$11,494
10/31/2016	$11,422	$10,938	$11,360
11/30/2016	$10,859	$10,531	$10,785
12/31/2016	$10,934	$10,654	$10,925
1/31/2017	$10,948	$10,724	$11,046
2/28/2017	$11,039	$10,799	$11,235
3/31/2017	$11,141	$10,822	$11,260
4/30/2017	$11,253	$10,901	$11,338
5/31/2017	$11,431	$11,074	$11,514
6/30/2017	$11,434	$11,034	$11,483
7/31/2017	$11,535	$11,123	$11,565
8/31/2017	$11,680	$11,208	$11,696
9/30/2017	$11,694	$11,151	$11,634
10/31/2017	$11,742	$11,178	$11,665
11/30/2017	$11,747	$11,118	$11,658
12/31/2017	$11,910	$11,235	$11,797
1/31/2018	$11,861	$11,102	$11,675
2/28/2018	$11,846	$11,069	$11,666
3/31/2018	$11,932	$11,110	$11,786
4/30/2018	$11,951	$11,070	$11,801
5/31/2018	$12,105	$11,197	$12,003
6/30/2018	$12,144	$11,207	$12,043
7/31/2018	$12,205	$11,234	$12,080
8/31/2018	$12,255	$11,263	$12,151
9/30/2018	$12,224	$11,190	$12,090
10/31/2018	$12,154	$11,121	$11,970
11/30/2018	$12,218	$11,244	$12,073
12/31/2018	$12,326	$11,379	$12,193
1/31/2019	$12,401	$11,465	$12,279
2/28/2019	$12,489	$11,526	$12,345
3/31/2019	$12,694	$11,708	$12,615
4/30/2019	$12,795	$11,752	$12,676
5/31/2019	$12,980	$11,914	$12,870
6/30/2019	$13,071	$11,958	$12,929
7/31/2019	$13,163	$12,055	$13,019
8/31/2019	$13,398	$12,245	$13,289
9/30/2019	$13,371	$12,147	$13,230
10/31/2019	$13,392	$12,168	$13,257
11/30/2019	$13,438	$12,199	$13,301
12/31/2019	$13,482	$12,236	$13,341
1/31/2020	$13,685	$12,456	$13,634
2/29/2020	$13,889	$12,617	$13,877
3/31/2020	$12,578	$12,159	$12,760
4/30/2020	$12,219	$12,006	$12,438
5/31/2020	$12,575	$12,388	$12,900
6/30/2020	$12,957	$12,490	$13,249
7/31/2020	$13,238	$12,701	$13,555
8/31/2020	$13,258	$12,641	$13,551
9/30/2020	$13,279	$12,644	$13,560
10/31/2020	$13,300	$12,606	$13,558
11/30/2020	$13,572	$12,796	$13,835
12/31/2020	$13,769	$12,874	$14,024
1/31/2021	$13,926	$12,956	$14,236
2/28/2021	$13,739	$12,750	$14,056
3/31/2021	$13,871	$12,829	$14,182
4/30/2021	$14,065	$12,936	$14,354
5/31/2021	$14,209	$12,975	$14,470
6/30/2021	$14,395	$13,010	$14,596
7/31/2021	$14,542	$13,118	$14,750
8/31/2021	$14,495	$13,070	$14,714
9/30/2021	$14,383	$12,976	$14,614
10/31/2021	$14,297	$12,938	$14,561
11/30/2021	$14,456	$13,048	$14,726
12/31/2021	$14,486	$13,069	$14,758
1/31/2022	$14,147	$12,711	$14,348
2/28/2022	$13,978	$12,666	$14,308
3/31/2022	$13,495	$12,255	$13,812
4/30/2022	$13,034	$11,916	$13,365
5/31/2022	$13,237	$12,093	$13,533
6/30/2022	$12,862	$11,895	$13,185
7/31/2022	$13,295	$12,210	$13,619
8/31/2022	$13,044	$11,942	$13,318
9/30/2022	$12,439	$11,484	$12,621
10/31/2022	$12,225	$11,388	$12,424
11/30/2022	$12,816	$11,921	$13,090
12/31/2022	$12,767	$11,955	$13,092
1/31/2023	$13,169	$12,298	$13,592
2/28/2023	$12,886	$12,020	$13,213
3/31/2023	$13,056	$12,287	$13,453
4/30/2023	$13,116	$12,259	$13,487
5/31/2023	$13,052	$12,153	$13,385
6/30/2023	$13,211	$12,274	$13,581
7/31/2023	$13,245	$12,323	$13,655
8/31/2023	$13,096	$12,146	$13,453
9/30/2023	$12,650	$11,790	$13,020
10/31/2023	$12,359	$11,689	$12,851
11/30/2023	$13,208	$12,431	$13,775
12/31/2023	$13,575	$12,720	$14,151
1/31/2024	$13,657	$12,655	$14,083
2/29/2024	$13,741	$12,671	$14,157
3/31/2024	$13,825	$12,671	$14,257
4/30/2024	$13,662	$12,514	$14,134
5/31/2024	$13,745	$12,477	$14,182
6/30/2024	$14,062	$12,669	$14,477

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Administrator Class	6.44	1.47	3.47
Bloomberg Municipal Bond Index	3.21	1.16	2.39
High Yield Municipal Bond Blended IndexFootnote Reference*	6.60	2.29	3.77

AssetsNet	$ 163,094,083		$ 163,094,083	$ 163,094,083
Holdings Count | Holding	180		180	180
Advisory Fees Paid, Amount	$ 442,138
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$163,094,083
# of portfolio holdings	180
Portfolio turnover rate	33%
Total advisory fees paid	$442,138
	1 Year	5 Years	10 Years
Administrator Class	6.44	1.47	3.47
Bloomberg Municipal Bond Index	3.21	1.16	2.39
High Yield Municipal Bond Blended IndexFootnote Reference*	6.60	2.29	3.77
Footnote	Description
Footnote*	Source: Allspring Funds Management, LLC. The High Yield Municipal Bond Blended Index is weighted 60% in the Bloomberg High Yield Municipal Bond Index and 40% in the Bloomberg Municipal Bond Index. You cannot invest directly in an index.

Holdings [Text Block]

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	18.6
1-3 years	7.8
3-5 years	2.3
5-10 years	7.4
10-20 years	15.7
20-30 years	40.7
30+ years	7.5

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Tender Option Bond Trust Receipts/Certificates Series 2021-MS0002, 4.28%, 6/15/2056	1.8
West Jefferson Industrial Development Board Alabama Power Co., 4.35%, 8/1/2063	1.8
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners Segments 3 LLC AMT, 5.00%, 6/30/2058	1.4
Build NYC Resource Corp. South Bronx Charter School For International Cultures & The Arts Series A, 7.00%, 4/15/2053	1.4
Indiana Finance Authority DePauw University Series A, 5.00%, 7/1/2047	1.3
Hempstead Town Local Development Corp. Evergreen Charter School Series A, 5.25%, 6/15/2052	1.3
Virginia Small Business Financing Authority I-66 Express Mobility Partners LLC AMT, 5.00%, 12/31/2052	1.2
State of Ohio Department of Transportation AMT, 5.00%, 6/30/2053	1.2
Los Angeles Department of Water & Power System Revenue Series A-1, 4.58%, 7/1/2049	1.2
New York State Dormitory Authority Catholic Health System Obligated Group Series B, 4.02%, 7/1/2048	1.2

Material Fund Change [Text Block]
C000122981
Shareholder Report [Line Items]
Fund Name	High Yield Municipal Bond Fund
Class Name	Class A
Trading Symbol	WHYMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about High Yield Municipal Bond Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$82	0.80%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were duration/yield curve positioning and sector allocation versus the performance benchmark, High Yield Municipal Bond Blended Index. Security selection detracted slightly during the period. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Line Graph [Table Text Block]
	Class A with Load	Bloomberg Municipal Bond Index	High Yield Municipal Bond Blended Index
6/30/2014	$9,553	$10,000	$10,000
7/31/2014	$9,618	$10,018	$10,045
8/31/2014	$9,749	$10,139	$10,282
9/30/2014	$9,805	$10,149	$10,335
10/31/2014	$9,904	$10,219	$10,341
11/30/2014	$9,937	$10,236	$10,413
12/31/2014	$10,016	$10,288	$10,467
1/31/2015	$10,157	$10,470	$10,654
2/28/2015	$10,078	$10,362	$10,584
3/31/2015	$10,114	$10,392	$10,580
4/30/2015	$10,095	$10,338	$10,532
5/31/2015	$10,065	$10,309	$10,591
6/30/2015	$10,036	$10,300	$10,353
7/31/2015	$10,095	$10,375	$10,349
8/31/2015	$10,096	$10,395	$10,383
9/30/2015	$10,185	$10,470	$10,545
10/31/2015	$10,265	$10,512	$10,639
11/30/2015	$10,344	$10,554	$10,682
12/31/2015	$10,469	$10,628	$10,722
1/31/2016	$10,577	$10,755	$10,809
2/29/2016	$10,587	$10,771	$10,887
3/31/2016	$10,653	$10,806	$10,970
4/30/2016	$10,742	$10,885	$11,042
5/31/2016	$10,828	$10,915	$11,141
6/30/2016	$10,984	$11,088	$11,420
7/31/2016	$10,989	$11,095	$11,468
8/31/2016	$11,028	$11,110	$11,499
9/30/2016	$10,997	$11,054	$11,494
10/31/2016	$10,886	$10,938	$11,360
11/30/2016	$10,358	$10,531	$10,785
12/31/2016	$10,428	$10,654	$10,925
1/31/2017	$10,431	$10,724	$11,046
2/28/2017	$10,527	$10,799	$11,235
3/31/2017	$10,623	$10,822	$11,260
4/30/2017	$10,730	$10,901	$11,338
5/31/2017	$10,888	$11,074	$11,514
6/30/2017	$10,900	$11,034	$11,483
7/31/2017	$10,996	$11,123	$11,565
8/31/2017	$11,133	$11,208	$11,696
9/30/2017	$11,145	$11,151	$11,634
10/31/2017	$11,190	$11,178	$11,665
11/30/2017	$11,194	$11,118	$11,658
12/31/2017	$11,337	$11,235	$11,797
1/31/2018	$11,290	$11,102	$11,675
2/28/2018	$11,285	$11,069	$11,666
3/31/2018	$11,366	$11,110	$11,786
4/30/2018	$11,383	$11,070	$11,801
5/31/2018	$11,529	$11,197	$12,003
6/30/2018	$11,565	$11,207	$12,043
7/31/2018	$11,623	$11,234	$12,080
8/31/2018	$11,659	$11,263	$12,151
9/30/2018	$11,638	$11,190	$12,090
10/31/2018	$11,571	$11,121	$11,970
11/30/2018	$11,631	$11,244	$12,073
12/31/2018	$11,733	$11,379	$12,193
1/31/2019	$11,803	$11,465	$12,279
2/28/2019	$11,886	$11,526	$12,345
3/31/2019	$12,081	$11,708	$12,615
4/30/2019	$12,164	$11,752	$12,676
5/31/2019	$12,351	$11,914	$12,870
6/30/2019	$12,425	$11,958	$12,929
7/31/2019	$12,511	$12,055	$13,019
8/31/2019	$12,734	$12,245	$13,289
9/30/2019	$12,707	$12,147	$13,230
10/31/2019	$12,738	$12,168	$13,257
11/30/2019	$12,780	$12,199	$13,301
12/31/2019	$12,821	$12,236	$13,341
1/31/2020	$13,013	$12,456	$13,634
2/29/2020	$13,206	$12,617	$13,877
3/31/2020	$11,959	$12,159	$12,760
4/30/2020	$11,616	$12,006	$12,438
5/31/2020	$11,953	$12,388	$12,900
6/30/2020	$12,316	$12,490	$13,249
7/31/2020	$12,569	$12,701	$13,555
8/31/2020	$12,588	$12,641	$13,551
9/30/2020	$12,618	$12,644	$13,560
10/31/2020	$12,637	$12,606	$13,558
11/30/2020	$12,894	$12,796	$13,835
12/31/2020	$13,069	$12,874	$14,024
1/31/2021	$13,228	$12,956	$14,236
2/28/2021	$13,037	$12,750	$14,056
3/31/2021	$13,161	$12,829	$14,182
4/30/2021	$13,356	$12,936	$14,354
5/31/2021	$13,493	$12,975	$14,470
6/30/2021	$13,667	$13,010	$14,596
7/31/2021	$13,793	$13,118	$14,750
8/31/2021	$13,760	$13,070	$14,714
9/30/2021	$13,640	$12,976	$14,614
10/31/2021	$13,557	$12,938	$14,561
11/30/2021	$13,719	$13,048	$14,726
12/31/2021	$13,734	$13,069	$14,758
1/31/2022	$13,411	$12,711	$14,348
2/28/2022	$13,250	$12,666	$14,308
3/31/2022	$12,790	$12,255	$13,812
4/30/2022	$12,364	$11,916	$13,365
5/31/2022	$12,555	$12,093	$13,533
6/30/2022	$12,186	$11,895	$13,185
7/31/2022	$12,608	$12,210	$13,619
8/31/2022	$12,368	$11,942	$13,318
9/30/2022	$11,793	$11,484	$12,621
10/31/2022	$11,590	$11,388	$12,424
11/30/2022	$12,149	$11,921	$13,090
12/31/2022	$12,088	$11,955	$13,092
1/31/2023	$12,482	$12,298	$13,592
2/28/2023	$12,212	$12,020	$13,213
3/31/2023	$12,372	$12,287	$13,453
4/30/2023	$12,428	$12,259	$13,487
5/31/2023	$12,366	$12,153	$13,385
6/30/2023	$12,516	$12,274	$13,581
7/31/2023	$12,533	$12,323	$13,655
8/31/2023	$12,391	$12,146	$13,453
9/30/2023	$11,981	$11,790	$13,020
10/31/2023	$11,705	$11,689	$12,851
11/30/2023	$12,507	$12,431	$13,775
12/31/2023	$12,854	$12,720	$14,151
1/31/2024	$12,918	$12,655	$14,083
2/29/2024	$13,009	$12,671	$14,157
3/31/2024	$13,087	$12,671	$14,257
4/30/2024	$12,932	$12,514	$14,134
5/31/2024	$13,010	$12,477	$14,182
6/30/2024	$13,295	$12,669	$14,477

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	6.22	1.36	3.36
Class A with Load	1.48	0.43	2.89
Bloomberg Municipal Bond Index	3.21	1.16	2.39
High Yield Municipal Bond Blended IndexFootnote Reference*	6.60	2.29	3.77

AssetsNet	$ 163,094,083		$ 163,094,083	$ 163,094,083
Holdings Count | Holding	180		180	180
Advisory Fees Paid, Amount	$ 442,138
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$163,094,083
# of portfolio holdings	180
Portfolio turnover rate	33%
Total advisory fees paid	$442,138
	1 Year	5 Years	10 Years
Class A	6.22	1.36	3.36
Class A with Load	1.48	0.43	2.89
Bloomberg Municipal Bond Index	3.21	1.16	2.39
High Yield Municipal Bond Blended IndexFootnote Reference*	6.60	2.29	3.77
Footnote	Description
Footnote*	Source: Allspring Funds Management, LLC. The High Yield Municipal Bond Blended Index is weighted 60% in the Bloomberg High Yield Municipal Bond Index and 40% in the Bloomberg Municipal Bond Index. You cannot invest directly in an index.

Holdings [Text Block]

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	18.6
1-3 years	7.8
3-5 years	2.3
5-10 years	7.4
10-20 years	15.7
20-30 years	40.7
30+ years	7.5

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Tender Option Bond Trust Receipts/Certificates Series 2021-MS0002, 4.28%, 6/15/2056	1.8
West Jefferson Industrial Development Board Alabama Power Co., 4.35%, 8/1/2063	1.8
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners Segments 3 LLC AMT, 5.00%, 6/30/2058	1.4
Build NYC Resource Corp. South Bronx Charter School For International Cultures & The Arts Series A, 7.00%, 4/15/2053	1.4
Indiana Finance Authority DePauw University Series A, 5.00%, 7/1/2047	1.3
Hempstead Town Local Development Corp. Evergreen Charter School Series A, 5.25%, 6/15/2052	1.3
Virginia Small Business Financing Authority I-66 Express Mobility Partners LLC AMT, 5.00%, 12/31/2052	1.2
State of Ohio Department of Transportation AMT, 5.00%, 6/30/2053	1.2
Los Angeles Department of Water & Power System Revenue Series A-1, 4.58%, 7/1/2049	1.2
New York State Dormitory Authority Catholic Health System Obligated Group Series B, 4.02%, 7/1/2048	1.2

Material Fund Change [Text Block]
C000122982
Shareholder Report [Line Items]
Fund Name	High Yield Municipal Bond Fund
Class Name	Class C
Trading Symbol	WHYCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about High Yield Municipal Bond Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$159	1.55%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were duration/yield curve positioning and sector allocation versus the performance benchmark, High Yield Municipal Bond Blended Index. Security selection detracted slightly during the period. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Line Graph [Table Text Block]
	Class C with Load	Bloomberg Municipal Bond Index	High Yield Municipal Bond Blended Index
6/30/2014	$10,000	$10,000	$10,000
7/31/2014	$10,061	$10,018	$10,045
8/31/2014	$10,192	$10,139	$10,282
9/30/2014	$10,244	$10,149	$10,335
10/31/2014	$10,342	$10,219	$10,341
11/30/2014	$10,370	$10,236	$10,413
12/31/2014	$10,446	$10,288	$10,467
1/31/2015	$10,586	$10,470	$10,654
2/28/2015	$10,497	$10,362	$10,584
3/31/2015	$10,529	$10,392	$10,580
4/30/2015	$10,502	$10,338	$10,532
5/31/2015	$10,464	$10,309	$10,591
6/30/2015	$10,428	$10,300	$10,353
7/31/2015	$10,492	$10,375	$10,349
8/31/2015	$10,486	$10,395	$10,383
9/30/2015	$10,573	$10,470	$10,545
10/31/2015	$10,639	$10,512	$10,639
11/30/2015	$10,714	$10,554	$10,682
12/31/2015	$10,836	$10,628	$10,722
1/31/2016	$10,942	$10,755	$10,809
2/29/2016	$10,945	$10,771	$10,887
3/31/2016	$11,007	$10,806	$10,970
4/30/2016	$11,102	$10,885	$11,042
5/31/2016	$11,173	$10,915	$11,141
6/30/2016	$11,327	$11,088	$11,420
7/31/2016	$11,326	$11,095	$11,468
8/31/2016	$11,358	$11,110	$11,499
9/30/2016	$11,319	$11,054	$11,494
10/31/2016	$11,208	$10,938	$11,360
11/30/2016	$10,649	$10,531	$10,785
12/31/2016	$10,713	$10,654	$10,925
1/31/2017	$10,709	$10,724	$11,046
2/28/2017	$10,802	$10,799	$11,235
3/31/2017	$10,894	$10,822	$11,260
4/30/2017	$10,996	$10,901	$11,338
5/31/2017	$11,162	$11,074	$11,514
6/30/2017	$11,157	$11,034	$11,483
7/31/2017	$11,248	$11,123	$11,565
8/31/2017	$11,381	$11,208	$11,696
9/30/2017	$11,386	$11,151	$11,634
10/31/2017	$11,425	$11,178	$11,665
11/30/2017	$11,422	$11,118	$11,658
12/31/2017	$11,561	$11,235	$11,797
1/31/2018	$11,516	$11,102	$11,675
2/28/2018	$11,494	$11,069	$11,666
3/31/2018	$11,569	$11,110	$11,786
4/30/2018	$11,579	$11,070	$11,801
5/31/2018	$11,720	$11,197	$12,003
6/30/2018	$11,750	$11,207	$12,043
7/31/2018	$11,801	$11,234	$12,080
8/31/2018	$11,829	$11,263	$12,151
9/30/2018	$11,802	$11,190	$12,090
10/31/2018	$11,726	$11,121	$11,970
11/30/2018	$11,779	$11,244	$12,073
12/31/2018	$11,876	$11,379	$12,193
1/31/2019	$11,938	$11,465	$12,279
2/28/2019	$12,015	$11,526	$12,345
3/31/2019	$12,205	$11,708	$12,615
4/30/2019	$12,282	$11,752	$12,676
5/31/2019	$12,462	$11,914	$12,870
6/30/2019	$12,529	$11,958	$12,929
7/31/2019	$12,619	$12,055	$13,019
8/31/2019	$12,825	$12,245	$13,289
9/30/2019	$12,790	$12,147	$13,230
10/31/2019	$12,812	$12,168	$13,257
11/30/2019	$12,847	$12,199	$13,301
12/31/2019	$12,880	$12,236	$13,341
1/31/2020	$13,064	$12,456	$13,634
2/29/2020	$13,250	$12,617	$13,877
3/31/2020	$11,991	$12,159	$12,760
4/30/2020	$11,641	$12,006	$12,438
5/31/2020	$11,971	$12,388	$12,900
6/30/2020	$12,326	$12,490	$13,249
7/31/2020	$12,572	$12,701	$13,555
8/31/2020	$12,594	$12,641	$13,551
9/30/2020	$12,605	$12,644	$13,560
10/31/2020	$12,615	$12,606	$13,558
11/30/2020	$12,864	$12,796	$13,835
12/31/2020	$13,042	$12,874	$14,024
1/31/2021	$13,181	$12,956	$14,236
2/28/2021	$12,995	$12,750	$14,056
3/31/2021	$13,110	$12,829	$14,182
4/30/2021	$13,284	$12,936	$14,354
5/31/2021	$13,411	$12,975	$14,470
6/30/2021	$13,576	$13,010	$14,596
7/31/2021	$13,693	$13,118	$14,750
8/31/2021	$13,651	$13,070	$14,714
9/30/2021	$13,536	$12,976	$14,614
10/31/2021	$13,432	$12,938	$14,561
11/30/2021	$13,585	$13,048	$14,726
12/31/2021	$13,590	$13,069	$14,758
1/31/2022	$13,274	$12,711	$14,348
2/28/2022	$13,095	$12,666	$14,308
3/31/2022	$12,632	$12,255	$13,812
4/30/2022	$12,205	$11,916	$13,365
5/31/2022	$12,386	$12,093	$13,533
6/30/2022	$12,014	$11,895	$13,185
7/31/2022	$12,430	$12,210	$13,619
8/31/2022	$12,194	$11,942	$13,318
9/30/2022	$11,627	$11,484	$12,621
10/31/2022	$11,426	$11,388	$12,424
11/30/2022	$11,978	$11,921	$13,090
12/31/2022	$11,918	$11,955	$13,092
1/31/2023	$12,306	$12,298	$13,592
2/28/2023	$12,040	$12,020	$13,213
3/31/2023	$12,198	$12,287	$13,453
4/30/2023	$12,252	$12,259	$13,487
5/31/2023	$12,191	$12,153	$13,385
6/30/2023	$12,339	$12,274	$13,581
7/31/2023	$12,357	$12,323	$13,655
8/31/2023	$12,216	$12,146	$13,453
9/30/2023	$11,812	$11,790	$13,020
10/31/2023	$11,539	$11,689	$12,851
11/30/2023	$12,331	$12,431	$13,775
12/31/2023	$12,673	$12,720	$14,151
1/31/2024	$12,735	$12,655	$14,083
2/29/2024	$12,826	$12,671	$14,157
3/31/2024	$12,903	$12,671	$14,257
4/30/2024	$12,750	$12,514	$14,134
5/31/2024	$12,826	$12,477	$14,182
6/30/2024	$13,107	$12,669	$14,477

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C	5.43	0.60	2.74
Class C with Load	4.43	0.60	2.74
Bloomberg Municipal Bond Index	3.21	1.16	2.39
High Yield Municipal Bond Blended IndexFootnote Reference*	6.60	2.29	3.77

AssetsNet	$ 163,094,083		$ 163,094,083	$ 163,094,083
Holdings Count | Holding	180		180	180
Advisory Fees Paid, Amount	$ 442,138
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$163,094,083
# of portfolio holdings	180
Portfolio turnover rate	33%
Total advisory fees paid	$442,138
	1 Year	5 Years	10 Years
Class C	5.43	0.60	2.74
Class C with Load	4.43	0.60	2.74
Bloomberg Municipal Bond Index	3.21	1.16	2.39
High Yield Municipal Bond Blended IndexFootnote Reference*	6.60	2.29	3.77
Footnote	Description
Footnote*	Source: Allspring Funds Management, LLC. The High Yield Municipal Bond Blended Index is weighted 60% in the Bloomberg High Yield Municipal Bond Index and 40% in the Bloomberg Municipal Bond Index. You cannot invest directly in an index.

Holdings [Text Block]

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	18.6
1-3 years	7.8
3-5 years	2.3
5-10 years	7.4
10-20 years	15.7
20-30 years	40.7
30+ years	7.5

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Tender Option Bond Trust Receipts/Certificates Series 2021-MS0002, 4.28%, 6/15/2056	1.8
West Jefferson Industrial Development Board Alabama Power Co., 4.35%, 8/1/2063	1.8
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners Segments 3 LLC AMT, 5.00%, 6/30/2058	1.4
Build NYC Resource Corp. South Bronx Charter School For International Cultures & The Arts Series A, 7.00%, 4/15/2053	1.4
Indiana Finance Authority DePauw University Series A, 5.00%, 7/1/2047	1.3
Hempstead Town Local Development Corp. Evergreen Charter School Series A, 5.25%, 6/15/2052	1.3
Virginia Small Business Financing Authority I-66 Express Mobility Partners LLC AMT, 5.00%, 12/31/2052	1.2
State of Ohio Department of Transportation AMT, 5.00%, 6/30/2053	1.2
Los Angeles Department of Water & Power System Revenue Series A-1, 4.58%, 7/1/2049	1.2
New York State Dormitory Authority Catholic Health System Obligated Group Series B, 4.02%, 7/1/2048	1.2

Material Fund Change [Text Block]
C000205252
Shareholder Report [Line Items]
Fund Name	High Yield Municipal Bond Fund
Class Name	Class R6
Trading Symbol	EKHRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about High Yield Municipal Bond Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were duration/yield curve positioning and sector allocation versus the performance benchmark, High Yield Municipal Bond Blended Index. Security selection detracted slightly during the period. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Line Graph [Table Text Block]
	Class R6	Bloomberg Municipal Bond Index	High Yield Municipal Bond Blended Index
6/30/2014	$10,000	$10,000	$10,000
7/31/2014	$10,070	$10,018	$10,045
8/31/2014	$10,220	$10,139	$10,282
9/30/2014	$10,270	$10,149	$10,335
10/31/2014	$10,377	$10,219	$10,341
11/30/2014	$10,413	$10,236	$10,413
12/31/2014	$10,499	$10,288	$10,467
1/31/2015	$10,648	$10,470	$10,654
2/28/2015	$10,568	$10,362	$10,584
3/31/2015	$10,608	$10,392	$10,580
4/30/2015	$10,590	$10,338	$10,532
5/31/2015	$10,561	$10,309	$10,591
6/30/2015	$10,533	$10,300	$10,353
7/31/2015	$10,597	$10,375	$10,349
8/31/2015	$10,600	$10,395	$10,383
9/30/2015	$10,695	$10,470	$10,545
10/31/2015	$10,771	$10,512	$10,639
11/30/2015	$10,867	$10,554	$10,682
12/31/2015	$11,000	$10,628	$10,722
1/31/2016	$11,116	$10,755	$10,809
2/29/2016	$11,129	$10,771	$10,887
3/31/2016	$11,201	$10,806	$10,970
4/30/2016	$11,297	$10,885	$11,042
5/31/2016	$11,389	$10,915	$11,141
6/30/2016	$11,555	$11,088	$11,420
7/31/2016	$11,564	$11,095	$11,468
8/31/2016	$11,596	$11,110	$11,499
9/30/2016	$11,577	$11,054	$11,494
10/31/2016	$11,462	$10,938	$11,360
11/30/2016	$10,909	$10,531	$10,785
12/31/2016	$10,985	$10,654	$10,925
1/31/2017	$10,990	$10,724	$11,046
2/28/2017	$11,083	$10,799	$11,235
3/31/2017	$11,197	$10,822	$11,260
4/30/2017	$11,312	$10,901	$11,338
5/31/2017	$11,481	$11,074	$11,514
6/30/2017	$11,496	$11,034	$11,483
7/31/2017	$11,599	$11,123	$11,565
8/31/2017	$11,747	$11,208	$11,696
9/30/2017	$11,762	$11,151	$11,634
10/31/2017	$11,812	$11,178	$11,665
11/30/2017	$11,818	$11,118	$11,658
12/31/2017	$11,972	$11,235	$11,797
1/31/2018	$11,925	$11,102	$11,675
2/28/2018	$11,922	$11,069	$11,666
3/31/2018	$12,010	$11,110	$11,786
4/30/2018	$12,031	$11,070	$11,801
5/31/2018	$12,187	$11,197	$12,003
6/30/2018	$12,228	$11,207	$12,043
7/31/2018	$12,292	$11,234	$12,080
8/31/2018	$12,333	$11,263	$12,151
9/30/2018	$12,314	$11,190	$12,090
10/31/2018	$12,246	$11,121	$11,970
11/30/2018	$12,313	$11,244	$12,073
12/31/2018	$12,424	$11,379	$12,193
1/31/2019	$12,513	$11,465	$12,279
2/28/2019	$12,592	$11,526	$12,345
3/31/2019	$12,801	$11,708	$12,615
4/30/2019	$12,905	$11,752	$12,676
5/31/2019	$13,106	$11,914	$12,870
6/30/2019	$13,188	$11,958	$12,929
7/31/2019	$13,283	$12,055	$13,019
8/31/2019	$13,523	$12,245	$13,289
9/30/2019	$13,498	$12,147	$13,230
10/31/2019	$13,521	$12,168	$13,257
11/30/2019	$13,569	$12,199	$13,301
12/31/2019	$13,617	$12,236	$13,341
1/31/2020	$13,824	$12,456	$13,634
2/29/2020	$14,032	$12,617	$13,877
3/31/2020	$12,710	$12,159	$12,760
4/30/2020	$12,350	$12,006	$12,438
5/31/2020	$12,711	$12,388	$12,900
6/30/2020	$13,099	$12,490	$13,249
7/31/2020	$13,385	$12,701	$13,555
8/31/2020	$13,408	$12,641	$13,551
9/30/2020	$13,431	$12,644	$13,560
10/31/2020	$13,454	$12,606	$13,558
11/30/2020	$13,731	$12,796	$13,835
12/31/2020	$13,933	$12,874	$14,024
1/31/2021	$14,094	$12,956	$14,236
2/28/2021	$13,907	$12,750	$14,056
3/31/2021	$14,043	$12,829	$14,182
4/30/2021	$14,241	$12,936	$14,354
5/31/2021	$14,390	$12,975	$14,470
6/30/2021	$14,576	$13,010	$14,596
7/31/2021	$14,725	$13,118	$14,750
8/31/2021	$14,691	$13,070	$14,714
9/30/2021	$14,577	$12,976	$14,614
10/31/2021	$14,478	$12,938	$14,561
11/30/2021	$14,654	$13,048	$14,726
12/31/2021	$14,685	$13,069	$14,758
1/31/2022	$14,344	$12,711	$14,348
2/28/2022	$14,170	$12,666	$14,308
3/31/2022	$13,678	$12,255	$13,812
4/30/2022	$13,224	$11,916	$13,365
5/31/2022	$13,431	$12,093	$13,533
6/30/2022	$13,041	$11,895	$13,185
7/31/2022	$13,496	$12,210	$13,619
8/31/2022	$13,241	$11,942	$13,318
9/30/2022	$12,630	$11,484	$12,621
10/31/2022	$12,416	$11,388	$12,424
11/30/2022	$13,017	$11,921	$13,090
12/31/2022	$12,955	$11,955	$13,092
1/31/2023	$13,380	$12,298	$13,592
2/28/2023	$13,095	$12,020	$13,213
3/31/2023	$13,269	$12,287	$13,453
4/30/2023	$13,332	$12,259	$13,487
5/31/2023	$13,269	$12,153	$13,385
6/30/2023	$13,433	$12,274	$13,581
7/31/2023	$13,470	$12,323	$13,655
8/31/2023	$13,307	$12,146	$13,453
9/30/2023	$12,871	$11,790	$13,020
10/31/2023	$12,578	$11,689	$12,851
11/30/2023	$13,442	$12,431	$13,775
12/31/2023	$13,818	$12,720	$14,151
1/31/2024	$13,889	$12,655	$14,083
2/29/2024	$13,991	$12,671	$14,157
3/31/2024	$14,079	$12,671	$14,257
4/30/2024	$13,916	$12,514	$14,134
5/31/2024	$14,003	$12,477	$14,182
6/30/2024	$14,327	$12,669	$14,477

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6Footnote Reference*	6.65	1.67	3.66
Bloomberg Municipal Bond Index	3.21	1.16	2.39
High Yield Municipal Bond Blended IndexFootnote Reference†	6.60	2.29	3.77

AssetsNet	$ 163,094,083		$ 163,094,083	$ 163,094,083
Holdings Count | Holding	180		180	180
Advisory Fees Paid, Amount	$ 442,138
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$163,094,083
# of portfolio holdings	180
Portfolio turnover rate	33%
Total advisory fees paid	$442,138
	1 Year	5 Years	10 Years
Class R6Footnote Reference*	6.65	1.67	3.66
Bloomberg Municipal Bond Index	3.21	1.16	2.39
High Yield Municipal Bond Blended IndexFootnote Reference†	6.60	2.29	3.77
Footnote	Description
Footnote*	Historical performance shown for the Class R6 shares prior to their inception on July 31, 2018 reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.
Footnote†	Source: Allspring Funds Management, LLC. The High Yield Municipal Bond Blended Index is weighted 60% in the Bloomberg High Yield Municipal Bond Index and 40% in the Bloomberg Municipal Bond Index. You cannot invest directly in an index.

Holdings [Text Block]

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	18.6
1-3 years	7.8
3-5 years	2.3
5-10 years	7.4
10-20 years	15.7
20-30 years	40.7
30+ years	7.5

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Tender Option Bond Trust Receipts/Certificates Series 2021-MS0002, 4.28%, 6/15/2056	1.8
West Jefferson Industrial Development Board Alabama Power Co., 4.35%, 8/1/2063	1.8
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners Segments 3 LLC AMT, 5.00%, 6/30/2058	1.4
Build NYC Resource Corp. South Bronx Charter School For International Cultures & The Arts Series A, 7.00%, 4/15/2053	1.4
Indiana Finance Authority DePauw University Series A, 5.00%, 7/1/2047	1.3
Hempstead Town Local Development Corp. Evergreen Charter School Series A, 5.25%, 6/15/2052	1.3
Virginia Small Business Financing Authority I-66 Express Mobility Partners LLC AMT, 5.00%, 12/31/2052	1.2
State of Ohio Department of Transportation AMT, 5.00%, 6/30/2053	1.2
Los Angeles Department of Water & Power System Revenue Series A-1, 4.58%, 7/1/2049	1.2
New York State Dormitory Authority Catholic Health System Obligated Group Series B, 4.02%, 7/1/2048	1.2

Material Fund Change [Text Block]
C000122980
Shareholder Report [Line Items]
Fund Name	High Yield Municipal Bond Fund
Class Name	Institutional Class
Trading Symbol	WHYIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about High Yield Municipal Bond Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$57	0.55%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were duration/yield curve positioning and sector allocation versus the performance benchmark, High Yield Municipal Bond Blended Index. Security selection detracted slightly during the period. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Line Graph [Table Text Block]
	Institutional Class	Bloomberg Municipal Bond Index	High Yield Municipal Bond Blended Index
6/30/2014	$10,000	$10,000	$10,000
7/31/2014	$10,070	$10,018	$10,045
8/31/2014	$10,220	$10,139	$10,282
9/30/2014	$10,270	$10,149	$10,335
10/31/2014	$10,377	$10,219	$10,341
11/30/2014	$10,413	$10,236	$10,413
12/31/2014	$10,499	$10,288	$10,467
1/31/2015	$10,648	$10,470	$10,654
2/28/2015	$10,568	$10,362	$10,584
3/31/2015	$10,608	$10,392	$10,580
4/30/2015	$10,590	$10,338	$10,532
5/31/2015	$10,561	$10,309	$10,591
6/30/2015	$10,533	$10,300	$10,353
7/31/2015	$10,597	$10,375	$10,349
8/31/2015	$10,600	$10,395	$10,383
9/30/2015	$10,695	$10,470	$10,545
10/31/2015	$10,771	$10,512	$10,639
11/30/2015	$10,867	$10,554	$10,682
12/31/2015	$11,000	$10,628	$10,722
1/31/2016	$11,116	$10,755	$10,809
2/29/2016	$11,129	$10,771	$10,887
3/31/2016	$11,201	$10,806	$10,970
4/30/2016	$11,297	$10,885	$11,042
5/31/2016	$11,389	$10,915	$11,141
6/30/2016	$11,555	$11,088	$11,420
7/31/2016	$11,564	$11,095	$11,468
8/31/2016	$11,596	$11,110	$11,499
9/30/2016	$11,577	$11,054	$11,494
10/31/2016	$11,462	$10,938	$11,360
11/30/2016	$10,909	$10,531	$10,785
12/31/2016	$10,985	$10,654	$10,925
1/31/2017	$10,990	$10,724	$11,046
2/28/2017	$11,083	$10,799	$11,235
3/31/2017	$11,197	$10,822	$11,260
4/30/2017	$11,312	$10,901	$11,338
5/31/2017	$11,481	$11,074	$11,514
6/30/2017	$11,496	$11,034	$11,483
7/31/2017	$11,599	$11,123	$11,565
8/31/2017	$11,747	$11,208	$11,696
9/30/2017	$11,762	$11,151	$11,634
10/31/2017	$11,812	$11,178	$11,665
11/30/2017	$11,818	$11,118	$11,658
12/31/2017	$11,972	$11,235	$11,797
1/31/2018	$11,925	$11,102	$11,675
2/28/2018	$11,922	$11,069	$11,666
3/31/2018	$12,010	$11,110	$11,786
4/30/2018	$12,031	$11,070	$11,801
5/31/2018	$12,187	$11,197	$12,003
6/30/2018	$12,228	$11,207	$12,043
7/31/2018	$12,292	$11,234	$12,080
8/31/2018	$12,332	$11,263	$12,151
9/30/2018	$12,313	$11,190	$12,090
10/31/2018	$12,244	$11,121	$11,970
11/30/2018	$12,310	$11,244	$12,073
12/31/2018	$12,421	$11,379	$12,193
1/31/2019	$12,498	$11,465	$12,279
2/28/2019	$12,588	$11,526	$12,345
3/31/2019	$12,797	$11,708	$12,615
4/30/2019	$12,888	$11,752	$12,676
5/31/2019	$13,088	$11,914	$12,870
6/30/2019	$13,170	$11,958	$12,929
7/31/2019	$13,264	$12,055	$13,019
8/31/2019	$13,503	$12,245	$13,289
9/30/2019	$13,478	$12,147	$13,230
10/31/2019	$13,512	$12,168	$13,257
11/30/2019	$13,560	$12,199	$13,301
12/31/2019	$13,606	$12,236	$13,341
1/31/2020	$13,813	$12,456	$13,634
2/29/2020	$14,020	$12,617	$13,877
3/31/2020	$12,699	$12,159	$12,760
4/30/2020	$12,338	$12,006	$12,438
5/31/2020	$12,698	$12,388	$12,900
6/30/2020	$13,086	$12,490	$13,249
7/31/2020	$13,358	$12,701	$13,555
8/31/2020	$13,380	$12,641	$13,551
9/30/2020	$13,416	$12,644	$13,560
10/31/2020	$13,438	$12,606	$13,558
11/30/2020	$13,701	$12,796	$13,835
12/31/2020	$13,903	$12,874	$14,024
1/31/2021	$14,076	$12,956	$14,236
2/28/2021	$13,875	$12,750	$14,056
3/31/2021	$14,010	$12,829	$14,182
4/30/2021	$14,220	$12,936	$14,354
5/31/2021	$14,355	$12,975	$14,470
6/30/2021	$14,544	$13,010	$14,596
7/31/2021	$14,695	$13,118	$14,750
8/31/2021	$14,662	$13,070	$14,714
9/30/2021	$14,538	$12,976	$14,614
10/31/2021	$14,451	$12,938	$14,561
11/30/2021	$14,614	$13,048	$14,726
12/31/2021	$14,646	$13,069	$14,758
1/31/2022	$14,305	$12,711	$14,348
2/28/2022	$14,136	$12,666	$14,308
3/31/2022	$13,648	$12,255	$13,812
4/30/2022	$13,196	$11,916	$13,365
5/31/2022	$13,403	$12,093	$13,533
6/30/2022	$13,011	$11,895	$13,185
7/31/2022	$13,465	$12,210	$13,619
8/31/2022	$13,212	$11,942	$13,318
9/30/2022	$12,600	$11,484	$12,621
10/31/2022	$12,385	$11,388	$12,424
11/30/2022	$12,986	$11,921	$13,090
12/31/2022	$12,923	$11,955	$13,092
1/31/2023	$13,347	$12,298	$13,592
2/28/2023	$13,061	$12,020	$13,213
3/31/2023	$13,235	$12,287	$13,453
4/30/2023	$13,297	$12,259	$13,487
5/31/2023	$13,234	$12,153	$13,385
6/30/2023	$13,397	$12,274	$13,581
7/31/2023	$13,419	$12,323	$13,655
8/31/2023	$13,269	$12,146	$13,453
9/30/2023	$12,833	$11,790	$13,020
10/31/2023	$12,539	$11,689	$12,851
11/30/2023	$13,402	$12,431	$13,775
12/31/2023	$13,777	$12,720	$14,151
1/31/2024	$13,847	$12,655	$14,083
2/29/2024	$13,948	$12,671	$14,157
3/31/2024	$14,035	$12,671	$14,257
4/30/2024	$13,871	$12,514	$14,134
5/31/2024	$13,958	$12,477	$14,182
6/30/2024	$14,266	$12,669	$14,477

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Class	6.49	1.61	3.62
Bloomberg Municipal Bond Index	3.21	1.16	2.39
High Yield Municipal Bond Blended IndexFootnote Reference*	6.60	2.29	3.77

AssetsNet	$ 163,094,083		$ 163,094,083	$ 163,094,083
Holdings Count | Holding	180		180	180
Advisory Fees Paid, Amount	$ 442,138
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$163,094,083
# of portfolio holdings	180
Portfolio turnover rate	33%
Total advisory fees paid	$442,138
	1 Year	5 Years	10 Years
Institutional Class	6.49	1.61	3.62
Bloomberg Municipal Bond Index	3.21	1.16	2.39
High Yield Municipal Bond Blended IndexFootnote Reference*	6.60	2.29	3.77
Footnote	Description
Footnote*	Source: Allspring Funds Management, LLC. The High Yield Municipal Bond Blended Index is weighted 60% in the Bloomberg High Yield Municipal Bond Index and 40% in the Bloomberg Municipal Bond Index. You cannot invest directly in an index.

Holdings [Text Block]

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	18.6
1-3 years	7.8
3-5 years	2.3
5-10 years	7.4
10-20 years	15.7
20-30 years	40.7
30+ years	7.5

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Tender Option Bond Trust Receipts/Certificates Series 2021-MS0002, 4.28%, 6/15/2056	1.8
West Jefferson Industrial Development Board Alabama Power Co., 4.35%, 8/1/2063	1.8
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners Segments 3 LLC AMT, 5.00%, 6/30/2058	1.4
Build NYC Resource Corp. South Bronx Charter School For International Cultures & The Arts Series A, 7.00%, 4/15/2053	1.4
Indiana Finance Authority DePauw University Series A, 5.00%, 7/1/2047	1.3
Hempstead Town Local Development Corp. Evergreen Charter School Series A, 5.25%, 6/15/2052	1.3
Virginia Small Business Financing Authority I-66 Express Mobility Partners LLC AMT, 5.00%, 12/31/2052	1.2
State of Ohio Department of Transportation AMT, 5.00%, 6/30/2053	1.2
Los Angeles Department of Water & Power System Revenue Series A-1, 4.58%, 7/1/2049	1.2
New York State Dormitory Authority Catholic Health System Obligated Group Series B, 4.02%, 7/1/2048	1.2

Material Fund Change [Text Block]
C000064977
Shareholder Report [Line Items]
Fund Name	Intermediate Tax/AMT-Free Fund
Class Name	Administrator Class
Trading Symbol	WFITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Intermediate Tax/AMT-Free Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$61	0.60%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were positive security selection and credit quality allocation versus the performance benchmark, Bloomberg Municipal Bond 1-15 Year Blend Index. There were no significant detractors from the Fund’s relative performance for the period. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Line Graph [Table Text Block]
	Administrator Class	Bloomberg Municipal Bond Index	Bloomberg Municipal Bond 1-15 Year Blend Index
6/30/2014	$10,000	$10,000	$10,000
7/31/2014	$10,002	$10,018	$10,019
8/31/2014	$10,127	$10,139	$10,113
9/30/2014	$10,138	$10,149	$10,113
10/31/2014	$10,192	$10,219	$10,166
11/30/2014	$10,194	$10,236	$10,177
12/31/2014	$10,240	$10,288	$10,204
1/31/2015	$10,373	$10,470	$10,359
2/28/2015	$10,287	$10,362	$10,268
3/31/2015	$10,297	$10,392	$10,290
4/30/2015	$10,245	$10,338	$10,252
5/31/2015	$10,194	$10,309	$10,223
6/30/2015	$10,178	$10,300	$10,222
7/31/2015	$10,233	$10,375	$10,284
8/31/2015	$10,234	$10,395	$10,303
9/30/2015	$10,308	$10,470	$10,376
10/31/2015	$10,347	$10,512	$10,416
11/30/2015	$10,395	$10,554	$10,438
12/31/2015	$10,460	$10,628	$10,492
1/31/2016	$10,561	$10,755	$10,617
2/29/2016	$10,555	$10,771	$10,636
3/31/2016	$10,593	$10,806	$10,646
4/30/2016	$10,650	$10,885	$10,710
5/31/2016	$10,660	$10,915	$10,715
6/30/2016	$10,798	$11,088	$10,847
7/31/2016	$10,800	$11,095	$10,862
8/31/2016	$10,811	$11,110	$10,866
9/30/2016	$10,768	$11,054	$10,827
10/31/2016	$10,688	$10,938	$10,739
11/30/2016	$10,289	$10,531	$10,393
12/31/2016	$10,373	$10,654	$10,494
1/31/2017	$10,414	$10,724	$10,567
2/28/2017	$10,455	$10,799	$10,638
3/31/2017	$10,486	$10,822	$10,656
4/30/2017	$10,572	$10,901	$10,732
5/31/2017	$10,696	$11,074	$10,873
6/30/2017	$10,672	$11,034	$10,831
7/31/2017	$10,740	$11,123	$10,910
8/31/2017	$10,836	$11,208	$10,983
9/30/2017	$10,802	$11,151	$10,932
10/31/2017	$10,805	$11,178	$10,947
11/30/2017	$10,752	$11,118	$10,858
12/31/2017	$10,831	$11,235	$10,948
1/31/2018	$10,740	$11,102	$10,853
2/28/2018	$10,707	$11,069	$10,825
3/31/2018	$10,729	$11,110	$10,849
4/30/2018	$10,695	$11,070	$10,820
5/31/2018	$10,794	$11,197	$10,921
6/30/2018	$10,798	$11,207	$10,940
7/31/2018	$10,830	$11,234	$10,975
8/31/2018	$10,844	$11,263	$10,995
9/30/2018	$10,791	$11,190	$10,934
10/31/2018	$10,738	$11,121	$10,889
11/30/2018	$10,839	$11,244	$11,000
12/31/2018	$10,940	$11,379	$11,121
1/31/2019	$11,031	$11,465	$11,215
2/28/2019	$11,095	$11,526	$11,270
3/31/2019	$11,215	$11,708	$11,401
4/30/2019	$11,239	$11,752	$11,424
5/31/2019	$11,378	$11,914	$11,563
6/30/2019	$11,421	$11,958	$11,610
7/31/2019	$11,502	$12,055	$11,702
8/31/2019	$11,642	$12,245	$11,838
9/30/2019	$11,557	$12,147	$11,742
10/31/2019	$11,569	$12,168	$11,772
11/30/2019	$11,582	$12,199	$11,800
12/31/2019	$11,613	$12,236	$11,837
1/31/2020	$11,791	$12,456	$12,019
2/29/2020	$11,921	$12,617	$12,132
3/31/2020	$11,487	$12,159	$11,778
4/30/2020	$11,370	$12,006	$11,694
5/31/2020	$11,651	$12,388	$12,026
6/30/2020	$11,743	$12,490	$12,096
7/31/2020	$11,894	$12,701	$12,265
8/31/2020	$11,886	$12,641	$12,224
9/30/2020	$11,887	$12,644	$12,234
10/31/2020	$11,869	$12,606	$12,203
11/30/2020	$11,994	$12,796	$12,338
12/31/2020	$12,078	$12,874	$12,397
1/31/2021	$12,152	$12,956	$12,456
2/28/2021	$12,003	$12,750	$12,299
3/31/2021	$12,066	$12,829	$12,357
4/30/2021	$12,149	$12,936	$12,434
5/31/2021	$12,181	$12,975	$12,452
6/30/2021	$12,215	$13,010	$12,468
7/31/2021	$12,289	$13,118	$12,559
8/31/2021	$12,260	$13,070	$12,534
9/30/2021	$12,181	$12,976	$12,457
10/31/2021	$12,161	$12,938	$12,420
11/30/2021	$12,224	$13,048	$12,486
12/31/2021	$12,236	$13,069	$12,504
1/31/2022	$11,947	$12,711	$12,199
2/28/2022	$11,879	$12,666	$12,161
3/31/2022	$11,580	$12,255	$11,837
4/30/2022	$11,344	$11,916	$11,589
5/31/2022	$11,483	$12,093	$11,752
6/30/2022	$11,361	$11,895	$11,654
7/31/2022	$11,585	$12,210	$11,914
8/31/2022	$11,399	$11,942	$11,708
9/30/2022	$11,109	$11,484	$11,353
10/31/2022	$11,071	$11,388	$11,309
11/30/2022	$11,414	$11,921	$11,705
12/31/2022	$11,462	$11,955	$11,761
1/31/2023	$11,700	$12,298	$12,025
2/28/2023	$11,493	$12,020	$11,799
3/31/2023	$11,680	$12,287	$12,028
4/30/2023	$11,676	$12,259	$11,994
5/31/2023	$11,585	$12,153	$11,888
6/30/2023	$11,667	$12,274	$11,978
7/31/2023	$11,684	$12,323	$12,025
8/31/2023	$11,604	$12,146	$11,904
9/30/2023	$11,373	$11,790	$11,637
10/31/2023	$11,282	$11,689	$11,589
11/30/2023	$11,802	$12,431	$12,149
12/31/2023	$12,016	$12,720	$12,379
1/31/2024	$12,002	$12,655	$12,331
2/29/2024	$12,020	$12,671	$12,343
3/31/2024	$12,026	$12,671	$12,343
4/30/2024	$11,934	$12,514	$12,216
5/31/2024	$11,897	$12,477	$12,143
6/30/2024	$12,048	$12,669	$12,300

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Administrator Class	3.26	1.07	1.88
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg Municipal Bond 1-15 Year Blend Index	2.69	1.16	2.09

AssetsNet	$ 1,011,521,178		$ 1,011,521,178	$ 1,011,521,178
Holdings Count | Holding	576		576	576
Advisory Fees Paid, Amount	$ 2,454,321
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$1,011,521,178
# of portfolio holdings	576
Portfolio turnover rate	10%
Total advisory fees paid	$2,454,321
	1 Year	5 Years	10 Years
Administrator Class	3.26	1.07	1.88
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg Municipal Bond 1-15 Year Blend Index	2.69	1.16	2.09

Holdings [Text Block]

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	11.0
1-3 years	26.2
3-5 years	19.2
5-10 years	26.5
10-20 years	16.5
20-30 years	0.5
30+ years	0.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Wisconsin HEFA Ascension Health Credit Group Series A, 4.00%, 11/15/2039	1.5
Tohopekaliga Water Authority, 5.00%, 10/1/2025	1.2
Metropolitan Transportation Authority Series C-1, 5.25%, 11/15/2031	1.2
Bay Area Toll Authority Series A, 5.13%, 4/1/2036	1.0
Metropolitan Pier & Exposition Authority Series A, 0.00%, 12/15/2030	1.0
Town of Clayton, 5.00%, 11/1/2028	0.9
Metropolitan Pier & Exposition Authority Series A, 0.00%, 6/15/2029	0.8
New York Convention Center Development Corp. Hotel Unit Fee Revenue, 5.00%, 11/15/2028	0.8
King County Public Hospital District No. 1, 5.00%, 12/1/2033	0.7
South Carolina Public Service Authority Series E, 5.25%, 12/1/2036	0.7

Material Fund Change [Text Block]
C000053352
Shareholder Report [Line Items]
Fund Name	Intermediate Tax/AMT-Free Fund
Class Name	Class A
Trading Symbol	WFTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Intermediate Tax/AMT-Free Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$68	0.67%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were positive security selection and credit quality allocation versus the performance benchmark, Bloomberg Municipal Bond 1-15 Year Blend Index. There were no significant detractors from the Fund’s relative performance for the period. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Line Graph [Table Text Block]
	Class A with Load	Bloomberg Municipal Bond Index	Bloomberg Municipal Bond 1-15 Year Blend Index
6/30/2014	$9,700	$10,000	$10,000
7/31/2014	$9,710	$10,018	$10,019
8/31/2014	$9,821	$10,139	$10,113
9/30/2014	$9,831	$10,149	$10,113
10/31/2014	$9,883	$10,219	$10,166
11/30/2014	$9,884	$10,236	$10,177
12/31/2014	$9,928	$10,288	$10,204
1/31/2015	$10,064	$10,470	$10,359
2/28/2015	$9,972	$10,362	$10,268
3/31/2015	$9,980	$10,392	$10,290
4/30/2015	$9,938	$10,338	$10,252
5/31/2015	$9,879	$10,309	$10,223
6/30/2015	$9,863	$10,300	$10,222
7/31/2015	$9,915	$10,375	$10,284
8/31/2015	$9,916	$10,395	$10,303
9/30/2015	$9,987	$10,470	$10,376
10/31/2015	$10,023	$10,512	$10,416
11/30/2015	$10,069	$10,554	$10,438
12/31/2015	$10,131	$10,628	$10,492
1/31/2016	$10,228	$10,755	$10,617
2/29/2016	$10,221	$10,771	$10,636
3/31/2016	$10,257	$10,806	$10,646
4/30/2016	$10,311	$10,885	$10,710
5/31/2016	$10,321	$10,915	$10,715
6/30/2016	$10,454	$11,088	$10,847
7/31/2016	$10,455	$11,095	$10,862
8/31/2016	$10,465	$11,110	$10,866
9/30/2016	$10,422	$11,054	$10,827
10/31/2016	$10,344	$10,938	$10,739
11/30/2016	$9,956	$10,531	$10,393
12/31/2016	$10,037	$10,654	$10,494
1/31/2017	$10,075	$10,724	$10,567
2/28/2017	$10,114	$10,799	$10,638
3/31/2017	$10,143	$10,822	$10,656
4/30/2017	$10,226	$10,901	$10,732
5/31/2017	$10,345	$11,074	$10,873
6/30/2017	$10,321	$11,034	$10,831
7/31/2017	$10,386	$11,123	$10,910
8/31/2017	$10,478	$11,208	$10,983
9/30/2017	$10,444	$11,151	$10,932
10/31/2017	$10,455	$11,178	$10,947
11/30/2017	$10,394	$11,118	$10,858
12/31/2017	$10,479	$11,235	$10,948
1/31/2018	$10,381	$11,102	$10,853
2/28/2018	$10,348	$11,069	$10,825
3/31/2018	$10,368	$11,110	$10,849
4/30/2018	$10,344	$11,070	$10,820
5/31/2018	$10,429	$11,197	$10,921
6/30/2018	$10,432	$11,207	$10,940
7/31/2018	$10,462	$11,234	$10,975
8/31/2018	$10,475	$11,263	$10,995
9/30/2018	$10,423	$11,190	$10,934
10/31/2018	$10,371	$11,121	$10,889
11/30/2018	$10,468	$11,244	$11,000
12/31/2018	$10,574	$11,379	$11,121
1/31/2019	$10,661	$11,465	$11,215
2/28/2019	$10,712	$11,526	$11,270
3/31/2019	$10,827	$11,708	$11,401
4/30/2019	$10,858	$11,752	$11,424
5/31/2019	$10,983	$11,914	$11,563
6/30/2019	$11,024	$11,958	$11,610
7/31/2019	$11,101	$12,055	$11,702
8/31/2019	$11,235	$12,245	$11,838
9/30/2019	$11,152	$12,147	$11,742
10/31/2019	$11,163	$12,168	$11,772
11/30/2019	$11,174	$12,199	$11,800
12/31/2019	$11,203	$12,236	$11,837
1/31/2020	$11,375	$12,456	$12,019
2/29/2020	$11,499	$12,617	$12,132
3/31/2020	$11,079	$12,159	$11,778
4/30/2020	$10,965	$12,006	$11,694
5/31/2020	$11,245	$12,388	$12,026
6/30/2020	$11,323	$12,490	$12,096
7/31/2020	$11,468	$12,701	$12,265
8/31/2020	$11,459	$12,641	$12,224
9/30/2020	$11,460	$12,644	$12,234
10/31/2020	$11,442	$12,606	$12,203
11/30/2020	$11,570	$12,796	$12,338
12/31/2020	$11,641	$12,874	$12,397
1/31/2021	$11,721	$12,956	$12,456
2/28/2021	$11,567	$12,750	$12,299
3/31/2021	$11,627	$12,829	$12,357
4/30/2021	$11,706	$12,936	$12,434
5/31/2021	$11,746	$12,975	$12,452
6/30/2021	$11,767	$13,010	$12,468
7/31/2021	$11,838	$13,118	$12,559
8/31/2021	$11,819	$13,070	$12,534
9/30/2021	$11,741	$12,976	$12,457
10/31/2021	$11,711	$12,938	$12,420
11/30/2021	$11,771	$13,048	$12,486
12/31/2021	$11,781	$13,069	$12,504
1/31/2022	$11,502	$12,711	$12,199
2/28/2022	$11,435	$12,666	$12,161
3/31/2022	$11,147	$12,255	$11,837
4/30/2022	$10,919	$11,916	$11,589
5/31/2022	$11,052	$12,093	$11,752
6/30/2022	$10,943	$11,895	$11,654
7/31/2022	$11,147	$12,210	$11,914
8/31/2022	$10,978	$11,942	$11,708
9/30/2022	$10,687	$11,484	$11,353
10/31/2022	$10,650	$11,388	$11,309
11/30/2022	$10,979	$11,921	$11,705
12/31/2022	$11,024	$11,955	$11,761
1/31/2023	$11,253	$12,298	$12,025
2/28/2023	$11,063	$12,020	$11,799
3/31/2023	$11,232	$12,287	$12,028
4/30/2023	$11,227	$12,259	$11,994
5/31/2023	$11,139	$12,153	$11,888
6/30/2023	$11,217	$12,274	$11,978
7/31/2023	$11,243	$12,323	$12,025
8/31/2023	$11,155	$12,146	$11,904
9/30/2023	$10,932	$11,790	$11,637
10/31/2023	$10,844	$11,689	$11,589
11/30/2023	$11,343	$12,431	$12,149
12/31/2023	$11,549	$12,720	$12,379
1/31/2024	$11,545	$12,655	$12,331
2/29/2024	$11,551	$12,671	$12,343
3/31/2024	$11,557	$12,671	$12,343
4/30/2024	$11,467	$12,514	$12,216
5/31/2024	$11,441	$12,477	$12,143
6/30/2024	$11,575	$12,669	$12,300

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	3.19	0.98	1.78
Class A with Load	0.10	0.37	1.47
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg Municipal Bond 1-15 Year Blend Index	2.69	1.16	2.09

AssetsNet	$ 1,011,521,178		$ 1,011,521,178	$ 1,011,521,178
Holdings Count | Holding	576		576	576
Advisory Fees Paid, Amount	$ 2,454,321
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$1,011,521,178
# of portfolio holdings	576
Portfolio turnover rate	10%
Total advisory fees paid	$2,454,321
	1 Year	5 Years	10 Years
Class A	3.19	0.98	1.78
Class A with Load	0.10	0.37	1.47
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg Municipal Bond 1-15 Year Blend Index	2.69	1.16	2.09

Holdings [Text Block]

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	11.0
1-3 years	26.2
3-5 years	19.2
5-10 years	26.5
10-20 years	16.5
20-30 years	0.5
30+ years	0.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Wisconsin HEFA Ascension Health Credit Group Series A, 4.00%, 11/15/2039	1.5
Tohopekaliga Water Authority, 5.00%, 10/1/2025	1.2
Metropolitan Transportation Authority Series C-1, 5.25%, 11/15/2031	1.2
Bay Area Toll Authority Series A, 5.13%, 4/1/2036	1.0
Metropolitan Pier & Exposition Authority Series A, 0.00%, 12/15/2030	1.0
Town of Clayton, 5.00%, 11/1/2028	0.9
Metropolitan Pier & Exposition Authority Series A, 0.00%, 6/15/2029	0.8
New York Convention Center Development Corp. Hotel Unit Fee Revenue, 5.00%, 11/15/2028	0.8
King County Public Hospital District No. 1, 5.00%, 12/1/2033	0.7
South Carolina Public Service Authority Series E, 5.25%, 12/1/2036	0.7

Material Fund Change [Text Block]
C000053353
Shareholder Report [Line Items]
Fund Name	Intermediate Tax/AMT-Free Fund
Class Name	Class C
Trading Symbol	WFTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Intermediate Tax/AMT-Free Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$144	1.42%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.42%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were positive security selection and credit quality allocation versus the performance benchmark, Bloomberg Municipal Bond 1-15 Year Blend Index. There were no significant detractors from the Fund’s relative performance for the period. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Line Graph [Table Text Block]
	Class C with Load	Bloomberg Municipal Bond Index	Bloomberg Municipal Bond 1-15 Year Blend Index
6/30/2014	$10,000	$10,000	$10,000
7/31/2014	$10,004	$10,018	$10,019
8/31/2014	$10,112	$10,139	$10,113
9/30/2014	$10,117	$10,149	$10,113
10/31/2014	$10,163	$10,219	$10,166
11/30/2014	$10,158	$10,236	$10,177
12/31/2014	$10,196	$10,288	$10,204
1/31/2015	$10,330	$10,470	$10,359
2/28/2015	$10,229	$10,362	$10,268
3/31/2015	$10,232	$10,392	$10,290
4/30/2015	$10,182	$10,338	$10,252
5/31/2015	$10,115	$10,309	$10,223
6/30/2015	$10,092	$10,300	$10,222
7/31/2015	$10,139	$10,375	$10,284
8/31/2015	$10,133	$10,395	$10,303
9/30/2015	$10,200	$10,470	$10,376
10/31/2015	$10,231	$10,512	$10,416
11/30/2015	$10,270	$10,554	$10,438
12/31/2015	$10,327	$10,628	$10,492
1/31/2016	$10,420	$10,755	$10,617
2/29/2016	$10,407	$10,771	$10,636
3/31/2016	$10,437	$10,806	$10,646
4/30/2016	$10,486	$10,885	$10,710
5/31/2016	$10,489	$10,915	$10,715
6/30/2016	$10,617	$11,088	$10,847
7/31/2016	$10,611	$11,095	$10,862
8/31/2016	$10,615	$11,110	$10,866
9/30/2016	$10,565	$11,054	$10,827
10/31/2016	$10,479	$10,938	$10,739
11/30/2016	$10,079	$10,531	$10,393
12/31/2016	$10,155	$10,654	$10,494
1/31/2017	$10,187	$10,724	$10,567
2/28/2017	$10,221	$10,799	$10,638
3/31/2017	$10,244	$10,822	$10,656
4/30/2017	$10,321	$10,901	$10,732
5/31/2017	$10,435	$11,074	$10,873
6/30/2017	$10,404	$11,034	$10,831
7/31/2017	$10,463	$11,123	$10,910
8/31/2017	$10,549	$11,208	$10,983
9/30/2017	$10,509	$11,151	$10,932
10/31/2017	$10,513	$11,178	$10,947
11/30/2017	$10,445	$11,118	$10,858
12/31/2017	$10,523	$11,235	$10,948
1/31/2018	$10,418	$11,102	$10,853
2/28/2018	$10,379	$11,069	$10,825
3/31/2018	$10,393	$11,110	$10,849
4/30/2018	$10,362	$11,070	$10,820
5/31/2018	$10,441	$11,197	$10,921
6/30/2018	$10,437	$11,207	$10,940
7/31/2018	$10,461	$11,234	$10,975
8/31/2018	$10,467	$11,263	$10,995
9/30/2018	$10,409	$11,190	$10,934
10/31/2018	$10,350	$11,121	$10,889
11/30/2018	$10,441	$11,244	$11,000
12/31/2018	$10,540	$11,379	$11,121
1/31/2019	$10,619	$11,465	$11,215
2/28/2019	$10,664	$11,526	$11,270
3/31/2019	$10,772	$11,708	$11,401
4/30/2019	$10,797	$11,752	$11,424
5/31/2019	$10,914	$11,914	$11,563
6/30/2019	$10,947	$11,958	$11,610
7/31/2019	$11,017	$12,055	$11,702
8/31/2019	$11,143	$12,245	$11,838
9/30/2019	$11,054	$12,147	$11,742
10/31/2019	$11,058	$12,168	$11,772
11/30/2019	$11,062	$12,199	$11,800
12/31/2019	$11,083	$12,236	$11,837
1/31/2020	$11,246	$12,456	$12,019
2/29/2020	$11,363	$12,617	$12,132
3/31/2020	$10,940	$12,159	$11,778
4/30/2020	$10,821	$12,006	$11,694
5/31/2020	$11,090	$12,388	$12,026
6/30/2020	$11,160	$12,490	$12,096
7/31/2020	$11,296	$12,701	$12,265
8/31/2020	$11,280	$12,641	$12,224
9/30/2020	$11,274	$12,644	$12,234
10/31/2020	$11,248	$12,606	$12,203
11/30/2020	$11,368	$12,796	$12,338
12/31/2020	$11,430	$12,874	$12,397
1/31/2021	$11,502	$12,956	$12,456
2/28/2021	$11,344	$12,750	$12,299
3/31/2021	$11,395	$12,829	$12,357
4/30/2021	$11,475	$12,936	$12,434
5/31/2021	$11,497	$12,975	$12,452
6/30/2021	$11,511	$13,010	$12,468
7/31/2021	$11,573	$13,118	$12,559
8/31/2021	$11,547	$13,070	$12,534
9/30/2021	$11,464	$12,976	$12,457
10/31/2021	$11,427	$12,938	$12,420
11/30/2021	$11,478	$13,048	$12,486
12/31/2021	$11,481	$13,069	$12,504
1/31/2022	$11,202	$12,711	$12,199
2/28/2022	$11,130	$12,666	$12,161
3/31/2022	$10,842	$12,255	$11,837
4/30/2022	$10,614	$11,916	$11,589
5/31/2022	$10,736	$12,093	$11,752
6/30/2022	$10,625	$11,895	$11,654
7/31/2022	$10,823	$12,210	$11,914
8/31/2022	$10,658	$11,942	$11,708
9/30/2022	$10,376	$11,484	$11,353
10/31/2022	$10,340	$11,388	$11,309
11/30/2022	$10,660	$11,921	$11,705
12/31/2022	$10,703	$11,955	$11,761
1/31/2023	$10,925	$12,298	$12,025
2/28/2023	$10,741	$12,020	$11,799
3/31/2023	$10,905	$12,287	$12,028
4/30/2023	$10,900	$12,259	$11,994
5/31/2023	$10,815	$12,153	$11,888
6/30/2023	$10,891	$12,274	$11,978
7/31/2023	$10,916	$12,323	$12,025
8/31/2023	$10,830	$12,146	$11,904
9/30/2023	$10,614	$11,790	$11,637
10/31/2023	$10,528	$11,689	$11,589
11/30/2023	$11,013	$12,431	$12,149
12/31/2023	$11,213	$12,720	$12,379
1/31/2024	$11,208	$12,655	$12,331
2/29/2024	$11,215	$12,671	$12,343
3/31/2024	$11,220	$12,671	$12,343
4/30/2024	$11,133	$12,514	$12,216
5/31/2024	$11,108	$12,477	$12,143
6/30/2024	$11,238	$12,669	$12,300

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C	2.42	0.22	1.17
Class C with Load	1.42	0.22	1.17
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg Municipal Bond 1-15 Year Blend Index	2.69	1.16	2.09

AssetsNet	$ 1,011,521,178		$ 1,011,521,178	$ 1,011,521,178
Holdings Count | Holding	576		576	576
Advisory Fees Paid, Amount	$ 2,454,321
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$1,011,521,178
# of portfolio holdings	576
Portfolio turnover rate	10%
Total advisory fees paid	$2,454,321
	1 Year	5 Years	10 Years
Class C	2.42	0.22	1.17
Class C with Load	1.42	0.22	1.17
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg Municipal Bond 1-15 Year Blend Index	2.69	1.16	2.09

Holdings [Text Block]

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	11.0
1-3 years	26.2
3-5 years	19.2
5-10 years	26.5
10-20 years	16.5
20-30 years	0.5
30+ years	0.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Wisconsin HEFA Ascension Health Credit Group Series A, 4.00%, 11/15/2039	1.5
Tohopekaliga Water Authority, 5.00%, 10/1/2025	1.2
Metropolitan Transportation Authority Series C-1, 5.25%, 11/15/2031	1.2
Bay Area Toll Authority Series A, 5.13%, 4/1/2036	1.0
Metropolitan Pier & Exposition Authority Series A, 0.00%, 12/15/2030	1.0
Town of Clayton, 5.00%, 11/1/2028	0.9
Metropolitan Pier & Exposition Authority Series A, 0.00%, 6/15/2029	0.8
New York Convention Center Development Corp. Hotel Unit Fee Revenue, 5.00%, 11/15/2028	0.8
King County Public Hospital District No. 1, 5.00%, 12/1/2033	0.7
South Carolina Public Service Authority Series E, 5.25%, 12/1/2036	0.7

Material Fund Change [Text Block]
C000205243
Shareholder Report [Line Items]
Fund Name	Intermediate Tax/AMT-Free Fund
Class Name	Class R6
Trading Symbol	WFRTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Intermediate Tax/AMT-Free Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were positive security selection and credit quality allocation versus the performance benchmark, Bloomberg Municipal Bond 1-15 Year Blend Index. There were no significant detractors from the Fund’s relative performance for the period. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Line Graph [Table Text Block]
	Class R6	Bloomberg Municipal Bond Index	Bloomberg Municipal Bond 1-15 Year Blend Index
6/30/2014	$10,000	$10,000	$10,000
7/31/2014	$10,004	$10,018	$10,019
8/31/2014	$10,121	$10,139	$10,113
9/30/2014	$10,143	$10,149	$10,113
10/31/2014	$10,198	$10,219	$10,166
11/30/2014	$10,202	$10,236	$10,177
12/31/2014	$10,240	$10,288	$10,204
1/31/2015	$10,383	$10,470	$10,359
2/28/2015	$10,299	$10,362	$10,268
3/31/2015	$10,311	$10,392	$10,290
4/30/2015	$10,261	$10,338	$10,252
5/31/2015	$10,211	$10,309	$10,223
6/30/2015	$10,197	$10,300	$10,222
7/31/2015	$10,253	$10,375	$10,284
8/31/2015	$10,256	$10,395	$10,303
9/30/2015	$10,332	$10,470	$10,376
10/31/2015	$10,372	$10,512	$10,416
11/30/2015	$10,412	$10,554	$10,438
12/31/2015	$10,487	$10,628	$10,492
1/31/2016	$10,590	$10,755	$10,617
2/29/2016	$10,585	$10,771	$10,636
3/31/2016	$10,616	$10,806	$10,646
4/30/2016	$10,683	$10,885	$10,710
5/31/2016	$10,686	$10,915	$10,715
6/30/2016	$10,835	$11,088	$10,847
7/31/2016	$10,838	$11,095	$10,862
8/31/2016	$10,842	$11,110	$10,866
9/30/2016	$10,800	$11,054	$10,827
10/31/2016	$10,721	$10,938	$10,739
11/30/2016	$10,321	$10,531	$10,393
12/31/2016	$10,407	$10,654	$10,494
1/31/2017	$10,450	$10,724	$10,567
2/28/2017	$10,501	$10,799	$10,638
3/31/2017	$10,524	$10,822	$10,656
4/30/2017	$10,613	$10,901	$10,732
5/31/2017	$10,748	$11,074	$10,873
6/30/2017	$10,715	$11,034	$10,831
7/31/2017	$10,794	$11,123	$10,910
8/31/2017	$10,893	$11,208	$10,983
9/30/2017	$10,860	$11,151	$10,932
10/31/2017	$10,864	$11,178	$10,947
11/30/2017	$10,812	$11,118	$10,858
12/31/2017	$10,893	$11,235	$10,948
1/31/2018	$10,803	$11,102	$10,853
2/28/2018	$10,771	$11,069	$10,825
3/31/2018	$10,785	$11,110	$10,849
4/30/2018	$10,762	$11,070	$10,820
5/31/2018	$10,862	$11,197	$10,921
6/30/2018	$10,867	$11,207	$10,940
7/31/2018	$10,892	$11,234	$10,975
8/31/2018	$10,907	$11,263	$10,995
9/30/2018	$10,857	$11,190	$10,934
10/31/2018	$10,805	$11,121	$10,889
11/30/2018	$10,909	$11,244	$11,000
12/31/2018	$11,022	$11,379	$11,121
1/31/2019	$11,115	$11,465	$11,215
2/28/2019	$11,171	$11,526	$11,270
3/31/2019	$11,294	$11,708	$11,401
4/30/2019	$11,329	$11,752	$11,424
5/31/2019	$11,462	$11,914	$11,563
6/30/2019	$11,507	$11,958	$11,610
7/31/2019	$11,601	$12,055	$11,702
8/31/2019	$11,734	$12,245	$11,838
9/30/2019	$11,660	$12,147	$11,742
10/31/2019	$11,664	$12,168	$11,772
11/30/2019	$11,689	$12,199	$11,800
12/31/2019	$11,722	$12,236	$11,837
1/31/2020	$11,904	$12,456	$12,019
2/29/2020	$12,027	$12,617	$12,132
3/31/2020	$11,591	$12,159	$11,778
4/30/2020	$11,485	$12,006	$11,694
5/31/2020	$11,770	$12,388	$12,026
6/30/2020	$11,865	$12,490	$12,096
7/31/2020	$12,020	$12,701	$12,265
8/31/2020	$12,003	$12,641	$12,224
9/30/2020	$12,007	$12,644	$12,234
10/31/2020	$12,001	$12,606	$12,203
11/30/2020	$12,129	$12,796	$12,338
12/31/2020	$12,205	$12,874	$12,397
1/31/2021	$12,293	$12,956	$12,456
2/28/2021	$12,134	$12,750	$12,299
3/31/2021	$12,200	$12,829	$12,357
4/30/2021	$12,296	$12,936	$12,434
5/31/2021	$12,331	$12,975	$12,452
6/30/2021	$12,356	$13,010	$12,468
7/31/2021	$12,444	$13,118	$12,559
8/31/2021	$12,417	$13,070	$12,534
9/30/2021	$12,338	$12,976	$12,457
10/31/2021	$12,310	$12,938	$12,420
11/30/2021	$12,386	$13,048	$12,486
12/31/2021	$12,390	$13,069	$12,504
1/31/2022	$12,099	$12,711	$12,199
2/28/2022	$12,032	$12,666	$12,161
3/31/2022	$11,732	$12,255	$11,837
4/30/2022	$11,495	$11,916	$11,589
5/31/2022	$11,638	$12,093	$11,752
6/30/2022	$11,527	$11,895	$11,654
7/31/2022	$11,755	$12,210	$11,914
8/31/2022	$11,569	$11,942	$11,708
9/30/2022	$11,276	$11,484	$11,353
10/31/2022	$11,240	$11,388	$11,309
11/30/2022	$11,579	$11,921	$11,705
12/31/2022	$11,629	$11,955	$11,761
1/31/2023	$11,884	$12,298	$12,025
2/28/2023	$11,676	$12,020	$11,799
3/31/2023	$11,868	$12,287	$12,028
4/30/2023	$11,866	$12,259	$11,994
5/31/2023	$11,766	$12,153	$11,888
6/30/2023	$11,852	$12,274	$11,978
7/31/2023	$11,883	$12,323	$12,025
8/31/2023	$11,805	$12,146	$11,904
9/30/2023	$11,562	$11,790	$11,637
10/31/2023	$11,473	$11,689	$11,589
11/30/2023	$12,003	$12,431	$12,149
12/31/2023	$12,236	$12,720	$12,379
1/31/2024	$12,224	$12,655	$12,331
2/29/2024	$12,235	$12,671	$12,343
3/31/2024	$12,244	$12,671	$12,343
4/30/2024	$12,165	$12,514	$12,216
5/31/2024	$12,130	$12,477	$12,143
6/30/2024	$12,275	$12,669	$12,300

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6Footnote Reference*	3.57	1.30	2.07
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg Municipal Bond 1-15 Year Blend Index	2.69	1.16	2.09

AssetsNet	$ 1,011,521,178		$ 1,011,521,178	$ 1,011,521,178
Holdings Count | Holding	576		576	576
Advisory Fees Paid, Amount	$ 2,454,321
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$1,011,521,178
# of portfolio holdings	576
Portfolio turnover rate	10%
Total advisory fees paid	$2,454,321
	1 Year	5 Years	10 Years
Class R6Footnote Reference*	3.57	1.30	2.07
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg Municipal Bond 1-15 Year Blend Index	2.69	1.16	2.09
Footnote	Description
Footnote*	Historical performance shown for the Class R6 shares prior to their inception on July 31, 2018 reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

Holdings [Text Block]

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	11.0
1-3 years	26.2
3-5 years	19.2
5-10 years	26.5
10-20 years	16.5
20-30 years	0.5
30+ years	0.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Wisconsin HEFA Ascension Health Credit Group Series A, 4.00%, 11/15/2039	1.5
Tohopekaliga Water Authority, 5.00%, 10/1/2025	1.2
Metropolitan Transportation Authority Series C-1, 5.25%, 11/15/2031	1.2
Bay Area Toll Authority Series A, 5.13%, 4/1/2036	1.0
Metropolitan Pier & Exposition Authority Series A, 0.00%, 12/15/2030	1.0
Town of Clayton, 5.00%, 11/1/2028	0.9
Metropolitan Pier & Exposition Authority Series A, 0.00%, 6/15/2029	0.8
New York Convention Center Development Corp. Hotel Unit Fee Revenue, 5.00%, 11/15/2028	0.8
King County Public Hospital District No. 1, 5.00%, 12/1/2033	0.7
South Carolina Public Service Authority Series E, 5.25%, 12/1/2036	0.7

Material Fund Change [Text Block]
C000064976
Shareholder Report [Line Items]
Fund Name	Intermediate Tax/AMT-Free Fund
Class Name	Institutional Class
Trading Symbol	WITIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Intermediate Tax/AMT-Free Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were positive security selection and credit quality allocation versus the performance benchmark, Bloomberg Municipal Bond 1-15 Year Blend Index. There were no significant detractors from the Fund’s relative performance for the period. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Line Graph [Table Text Block]
	Institutional Class	Bloomberg Municipal Bond Index	Bloomberg Municipal Bond 1-15 Year Blend Index
6/30/2014	$10,000	$10,000	$10,000
7/31/2014	$10,004	$10,018	$10,019
8/31/2014	$10,121	$10,139	$10,113
9/30/2014	$10,143	$10,149	$10,113
10/31/2014	$10,198	$10,219	$10,166
11/30/2014	$10,202	$10,236	$10,177
12/31/2014	$10,240	$10,288	$10,204
1/31/2015	$10,383	$10,470	$10,359
2/28/2015	$10,299	$10,362	$10,268
3/31/2015	$10,311	$10,392	$10,290
4/30/2015	$10,261	$10,338	$10,252
5/31/2015	$10,211	$10,309	$10,223
6/30/2015	$10,197	$10,300	$10,222
7/31/2015	$10,253	$10,375	$10,284
8/31/2015	$10,256	$10,395	$10,303
9/30/2015	$10,332	$10,470	$10,376
10/31/2015	$10,372	$10,512	$10,416
11/30/2015	$10,412	$10,554	$10,438
12/31/2015	$10,487	$10,628	$10,492
1/31/2016	$10,590	$10,755	$10,617
2/29/2016	$10,585	$10,771	$10,636
3/31/2016	$10,616	$10,806	$10,646
4/30/2016	$10,683	$10,885	$10,710
5/31/2016	$10,686	$10,915	$10,715
6/30/2016	$10,835	$11,088	$10,847
7/31/2016	$10,838	$11,095	$10,862
8/31/2016	$10,842	$11,110	$10,866
9/30/2016	$10,800	$11,054	$10,827
10/31/2016	$10,721	$10,938	$10,739
11/30/2016	$10,321	$10,531	$10,393
12/31/2016	$10,407	$10,654	$10,494
1/31/2017	$10,450	$10,724	$10,567
2/28/2017	$10,501	$10,799	$10,638
3/31/2017	$10,524	$10,822	$10,656
4/30/2017	$10,613	$10,901	$10,732
5/31/2017	$10,748	$11,074	$10,873
6/30/2017	$10,715	$11,034	$10,831
7/31/2017	$10,794	$11,123	$10,910
8/31/2017	$10,893	$11,208	$10,983
9/30/2017	$10,860	$11,151	$10,932
10/31/2017	$10,864	$11,178	$10,947
11/30/2017	$10,812	$11,118	$10,858
12/31/2017	$10,893	$11,235	$10,948
1/31/2018	$10,803	$11,102	$10,853
2/28/2018	$10,771	$11,069	$10,825
3/31/2018	$10,785	$11,110	$10,849
4/30/2018	$10,762	$11,070	$10,820
5/31/2018	$10,862	$11,197	$10,921
6/30/2018	$10,867	$11,207	$10,940
7/31/2018	$10,892	$11,234	$10,975
8/31/2018	$10,907	$11,263	$10,995
9/30/2018	$10,856	$11,190	$10,934
10/31/2018	$10,804	$11,121	$10,889
11/30/2018	$10,916	$11,244	$11,000
12/31/2018	$11,019	$11,379	$11,121
1/31/2019	$11,112	$11,465	$11,215
2/28/2019	$11,177	$11,526	$11,270
3/31/2019	$11,300	$11,708	$11,401
4/30/2019	$11,325	$11,752	$11,424
5/31/2019	$11,467	$11,914	$11,563
6/30/2019	$11,512	$11,958	$11,610
7/31/2019	$11,595	$12,055	$11,702
8/31/2019	$11,737	$12,245	$11,838
9/30/2019	$11,653	$12,147	$11,742
10/31/2019	$11,667	$12,168	$11,772
11/30/2019	$11,681	$12,199	$11,800
12/31/2019	$11,713	$12,236	$11,837
1/31/2020	$11,895	$12,456	$12,019
2/29/2020	$12,028	$12,617	$12,132
3/31/2020	$11,591	$12,159	$11,778
4/30/2020	$11,474	$12,006	$11,694
5/31/2020	$11,759	$12,388	$12,026
6/30/2020	$11,853	$12,490	$12,096
7/31/2020	$12,008	$12,701	$12,265
8/31/2020	$12,001	$12,641	$12,224
9/30/2020	$12,004	$12,644	$12,234
10/31/2020	$11,987	$12,606	$12,203
11/30/2020	$12,114	$12,796	$12,338
12/31/2020	$12,201	$12,874	$12,397
1/31/2021	$12,277	$12,956	$12,456
2/28/2021	$12,128	$12,750	$12,299
3/31/2021	$12,183	$12,829	$12,357
4/30/2021	$12,279	$12,936	$12,434
5/31/2021	$12,313	$12,975	$12,452
6/30/2021	$12,348	$13,010	$12,468
7/31/2021	$12,425	$13,118	$12,559
8/31/2021	$12,398	$13,070	$12,534
9/30/2021	$12,319	$12,976	$12,457
10/31/2021	$12,300	$12,938	$12,420
11/30/2021	$12,365	$13,048	$12,486
12/31/2021	$12,379	$13,069	$12,504
1/31/2022	$12,089	$12,711	$12,199
2/28/2022	$12,021	$12,666	$12,161
3/31/2022	$11,721	$12,255	$11,837
4/30/2022	$11,484	$11,916	$11,589
5/31/2022	$11,615	$12,093	$11,752
6/30/2022	$11,504	$11,895	$11,654
7/31/2022	$11,731	$12,210	$11,914
8/31/2022	$11,545	$11,942	$11,708
9/30/2022	$11,253	$11,484	$11,353
10/31/2022	$11,216	$11,388	$11,309
11/30/2022	$11,564	$11,921	$11,705
12/31/2022	$11,614	$11,955	$11,761
1/31/2023	$11,857	$12,298	$12,025
2/28/2023	$11,649	$12,020	$11,799
3/31/2023	$11,840	$12,287	$12,028
4/30/2023	$11,837	$12,259	$11,994
5/31/2023	$11,748	$12,153	$11,888
6/30/2023	$11,834	$12,274	$11,978
7/31/2023	$11,853	$12,323	$12,025
8/31/2023	$11,775	$12,146	$11,904
9/30/2023	$11,543	$11,790	$11,637
10/31/2023	$11,453	$11,689	$11,589
11/30/2023	$11,982	$12,431	$12,149
12/31/2023	$12,203	$12,720	$12,379
1/31/2024	$12,190	$12,655	$12,331
2/29/2024	$12,211	$12,671	$12,343
3/31/2024	$12,221	$12,671	$12,343
4/30/2024	$12,130	$12,514	$12,216
5/31/2024	$12,094	$12,477	$12,143
6/30/2024	$12,250	$12,669	$12,300

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Class	3.52	1.25	2.05
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg Municipal Bond 1-15 Year Blend Index	2.69	1.16	2.09

AssetsNet	$ 1,011,521,178		$ 1,011,521,178	$ 1,011,521,178
Holdings Count | Holding	576		576	576
Advisory Fees Paid, Amount	$ 2,454,321
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$1,011,521,178
# of portfolio holdings	576
Portfolio turnover rate	10%
Total advisory fees paid	$2,454,321
	1 Year	5 Years	10 Years
Institutional Class	3.52	1.25	2.05
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg Municipal Bond 1-15 Year Blend Index	2.69	1.16	2.09

Holdings [Text Block]

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	11.0
1-3 years	26.2
3-5 years	19.2
5-10 years	26.5
10-20 years	16.5
20-30 years	0.5
30+ years	0.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Wisconsin HEFA Ascension Health Credit Group Series A, 4.00%, 11/15/2039	1.5
Tohopekaliga Water Authority, 5.00%, 10/1/2025	1.2
Metropolitan Transportation Authority Series C-1, 5.25%, 11/15/2031	1.2
Bay Area Toll Authority Series A, 5.13%, 4/1/2036	1.0
Metropolitan Pier & Exposition Authority Series A, 0.00%, 12/15/2030	1.0
Town of Clayton, 5.00%, 11/1/2028	0.9
Metropolitan Pier & Exposition Authority Series A, 0.00%, 6/15/2029	0.8
New York Convention Center Development Corp. Hotel Unit Fee Revenue, 5.00%, 11/15/2028	0.8
King County Public Hospital District No. 1, 5.00%, 12/1/2033	0.7
South Carolina Public Service Authority Series E, 5.25%, 12/1/2036	0.7

Material Fund Change [Text Block]
C000020283
Shareholder Report [Line Items]
Fund Name	Minnesota Tax-Free Fund
Class Name	Administrator Class
Trading Symbol	NWMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Minnesota Tax-Free Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$61	0.60%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main driver of performance was positive credit quality allocation versus the performance benchmark, Bloomberg Minnesota Municipal Bond Index. Duration and yield curve positioning and sector allocation detracted from the Fund’s relative performance. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Line Graph [Table Text Block]
	Administrator Class	Bloomberg Municipal Bond Index	Bloomberg Minnesota Municipal Bond Index
6/30/2014	$10,000	$10,000	$10,000
7/31/2014	$10,019	$10,018	$10,020
8/31/2014	$10,120	$10,139	$10,117
9/30/2014	$10,139	$10,149	$10,108
10/31/2014	$10,195	$10,219	$10,161
11/30/2014	$10,205	$10,236	$10,171
12/31/2014	$10,255	$10,288	$10,216
1/31/2015	$10,386	$10,470	$10,385
2/28/2015	$10,329	$10,362	$10,275
3/31/2015	$10,357	$10,392	$10,313
4/30/2015	$10,328	$10,338	$10,269
5/31/2015	$10,308	$10,309	$10,248
6/30/2015	$10,288	$10,300	$10,253
7/31/2015	$10,346	$10,375	$10,322
8/31/2015	$10,375	$10,395	$10,354
9/30/2015	$10,423	$10,470	$10,424
10/31/2015	$10,453	$10,512	$10,457
11/30/2015	$10,482	$10,554	$10,473
12/31/2015	$10,553	$10,628	$10,524
1/31/2016	$10,639	$10,755	$10,647
2/29/2016	$10,647	$10,771	$10,667
3/31/2016	$10,684	$10,806	$10,682
4/30/2016	$10,741	$10,885	$10,745
5/31/2016	$10,770	$10,915	$10,755
6/30/2016	$10,916	$11,088	$10,903
7/31/2016	$10,914	$11,095	$10,908
8/31/2016	$10,921	$11,110	$10,914
9/30/2016	$10,898	$11,054	$10,854
10/31/2016	$10,834	$10,938	$10,763
11/30/2016	$10,530	$10,531	$10,373
12/31/2016	$10,612	$10,654	$10,492
1/31/2017	$10,638	$10,724	$10,567
2/28/2017	$10,693	$10,799	$10,659
3/31/2017	$10,718	$10,822	$10,680
4/30/2017	$10,774	$10,901	$10,754
5/31/2017	$10,901	$11,074	$10,886
6/30/2017	$10,885	$11,034	$10,842
7/31/2017	$10,941	$11,123	$10,927
8/31/2017	$11,018	$11,208	$10,984
9/30/2017	$10,994	$11,151	$10,926
10/31/2017	$10,999	$11,178	$10,947
11/30/2017	$10,963	$11,118	$10,861
12/31/2017	$11,046	$11,235	$10,968
1/31/2018	$10,948	$11,102	$10,854
2/28/2018	$10,924	$11,069	$10,828
3/31/2018	$10,950	$11,110	$10,855
4/30/2018	$10,925	$11,070	$10,825
5/31/2018	$11,015	$11,197	$10,921
6/30/2018	$11,031	$11,207	$10,932
7/31/2018	$11,048	$11,234	$10,961
8/31/2018	$11,065	$11,263	$10,974
9/30/2018	$11,029	$11,190	$10,905
10/31/2018	$10,962	$11,121	$10,851
11/30/2018	$11,052	$11,244	$10,974
12/31/2018	$11,153	$11,379	$11,119
1/31/2019	$11,221	$11,465	$11,204
2/28/2019	$11,269	$11,526	$11,262
3/31/2019	$11,401	$11,708	$11,418
4/30/2019	$11,447	$11,752	$11,441
5/31/2019	$11,568	$11,914	$11,581
6/30/2019	$11,615	$11,958	$11,630
7/31/2019	$11,694	$12,055	$11,726
8/31/2019	$11,848	$12,245	$11,888
9/30/2019	$11,785	$12,147	$11,784
10/31/2019	$11,788	$12,168	$11,807
11/30/2019	$11,801	$12,199	$11,834
12/31/2019	$11,835	$12,236	$11,860
1/31/2020	$11,999	$12,456	$12,058
2/29/2020	$12,120	$12,617	$12,184
3/31/2020	$11,737	$12,159	$11,878
4/30/2020	$11,595	$12,006	$11,753
5/31/2020	$11,914	$12,388	$12,128
6/30/2020	$12,003	$12,490	$12,170
7/31/2020	$12,169	$12,701	$12,339
8/31/2020	$12,135	$12,641	$12,277
9/30/2020	$12,157	$12,644	$12,288
10/31/2020	$12,144	$12,606	$12,259
11/30/2020	$12,266	$12,796	$12,415
12/31/2020	$12,320	$12,874	$12,467
1/31/2021	$12,363	$12,956	$12,512
2/28/2021	$12,217	$12,750	$12,342
3/31/2021	$12,270	$12,829	$12,401
4/30/2021	$12,359	$12,936	$12,497
5/31/2021	$12,401	$12,975	$12,512
6/30/2021	$12,432	$13,010	$12,534
7/31/2021	$12,508	$13,118	$12,638
8/31/2021	$12,483	$13,070	$12,588
9/30/2021	$12,389	$12,976	$12,504
10/31/2021	$12,374	$12,938	$12,457
11/30/2021	$12,450	$13,048	$12,554
12/31/2021	$12,450	$13,069	$12,573
1/31/2022	$12,207	$12,711	$12,252
2/28/2022	$12,158	$12,666	$12,219
3/31/2022	$11,904	$12,255	$11,858
4/30/2022	$11,649	$11,916	$11,566
5/31/2022	$11,760	$12,093	$11,712
6/30/2022	$11,643	$11,895	$11,550
7/31/2022	$11,859	$12,210	$11,828
8/31/2022	$11,684	$11,942	$11,606
9/30/2022	$11,359	$11,484	$11,205
10/31/2022	$11,312	$11,388	$11,111
11/30/2022	$11,670	$11,921	$11,603
12/31/2022	$11,681	$11,955	$11,647
1/31/2023	$11,925	$12,298	$11,941
2/28/2023	$11,717	$12,020	$11,702
3/31/2023	$11,893	$12,287	$11,948
4/30/2023	$11,883	$12,259	$11,901
5/31/2023	$11,790	$12,153	$11,774
6/30/2023	$11,874	$12,274	$11,837
7/31/2023	$11,886	$12,323	$11,902
8/31/2023	$11,769	$12,146	$11,754
9/30/2023	$11,511	$11,790	$11,388
10/31/2023	$11,395	$11,689	$11,321
11/30/2023	$11,960	$12,431	$12,008
12/31/2023	$12,170	$12,720	$12,239
1/31/2024	$12,153	$12,655	$12,168
2/29/2024	$12,173	$12,671	$12,196
3/31/2024	$12,168	$12,671	$12,175
4/30/2024	$12,069	$12,514	$12,031
5/31/2024	$12,042	$12,477	$11,959
6/30/2024	$12,197	$12,669	$12,154

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Administrator Class	2.83	0.98	2.01
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg Minnesota Municipal Bond Index	2.68	0.89	1.97

AssetsNet	$ 175,850,392		$ 175,850,392	$ 175,850,392
Holdings Count | Holding	231		231	231
Advisory Fees Paid, Amount	$ 576,093
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$175,850,392
# of portfolio holdings	231
Portfolio turnover rate	19%
Total advisory fees paid	$576,093
	1 Year	5 Years	10 Years
Administrator Class	2.83	0.98	2.01
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg Minnesota Municipal Bond Index	2.68	0.89	1.97

Holdings [Text Block]

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	11.4
1-3 years	26.9
3-5 years	11.8
5-10 years	17.1
10-20 years	17.8
20-30 years	12.3
30+ years	2.7

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

State of Minnesota State Office Building Project COP, 5.00%, 11/1/2042	1.9
City of Rochester Mayo Clinic, 5.00%, 11/15/2057	1.8
Minnesota Housing Finance Agency Series M, 4.85%, 7/1/2037	1.8
Minnesota Higher Education Facilities Authority St. Olaf College, 4.00%, 10/1/2046	1.5
Duluth EDA Essentia Health Obligated Group Series A, 5.25%, 2/15/2053	1.5
County of Ramsey Series B, 5.00%, 2/1/2034	1.3
Roseville Independent School District No. 623 Series A, 5.00%, 2/1/2031	1.2
City of Forest Lake Kilkenny Senior Housing LP, 3.97%, 8/15/2038	1.2
County of Hennepin Series C, 5.00%, 12/1/2031	1.2
City of St. Cloud CentraCare Health System Obligated Group Series A, 5.00%, 5/1/2031	1.2

Material Fund Change [Text Block]
C000020281
Shareholder Report [Line Items]
Fund Name	Minnesota Tax-Free Fund
Class Name	Class A
Trading Symbol	NMTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Minnesota Tax-Free Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$85	0.84%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main driver of performance was positive credit quality allocation versus the performance benchmark, Bloomberg Minnesota Municipal Bond Index. Duration and yield curve positioning and sector allocation detracted from the Fund’s relative performance. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Line Graph [Table Text Block]
	Class A with Load	Bloomberg Municipal Bond Index	Bloomberg Minnesota Municipal Bond Index
6/30/2014	$9,550	$10,000	$10,000
7/31/2014	$9,575	$10,018	$10,020
8/31/2014	$9,661	$10,139	$10,117
9/30/2014	$9,677	$10,149	$10,108
10/31/2014	$9,728	$10,219	$10,161
11/30/2014	$9,736	$10,236	$10,171
12/31/2014	$9,781	$10,288	$10,216
1/31/2015	$9,913	$10,470	$10,385
2/28/2015	$9,857	$10,362	$10,275
3/31/2015	$9,872	$10,392	$10,313
4/30/2015	$9,852	$10,338	$10,269
5/31/2015	$9,821	$10,309	$10,248
6/30/2015	$9,810	$10,300	$10,253
7/31/2015	$9,863	$10,375	$10,322
8/31/2015	$9,879	$10,395	$10,354
9/30/2015	$9,923	$10,470	$10,424
10/31/2015	$9,949	$10,512	$10,457
11/30/2015	$9,984	$10,554	$10,473
12/31/2015	$10,040	$10,628	$10,524
1/31/2016	$10,129	$10,755	$10,647
2/29/2016	$10,126	$10,771	$10,667
3/31/2016	$10,168	$10,806	$10,682
4/30/2016	$10,221	$10,885	$10,745
5/31/2016	$10,245	$10,915	$10,755
6/30/2016	$10,373	$11,088	$10,903
7/31/2016	$10,369	$11,095	$10,908
8/31/2016	$10,383	$11,110	$10,914
9/30/2016	$10,349	$11,054	$10,854
10/31/2016	$10,286	$10,938	$10,763
11/30/2016	$10,005	$10,531	$10,373
12/31/2016	$10,081	$10,654	$10,492
1/31/2017	$10,103	$10,724	$10,567
2/28/2017	$10,154	$10,799	$10,659
3/31/2017	$10,176	$10,822	$10,680
4/30/2017	$10,226	$10,901	$10,754
5/31/2017	$10,335	$11,074	$10,886
6/30/2017	$10,318	$11,034	$10,842
7/31/2017	$10,369	$11,123	$10,927
8/31/2017	$10,440	$11,208	$10,984
9/30/2017	$10,414	$11,151	$10,926
10/31/2017	$10,427	$11,178	$10,947
11/30/2017	$10,381	$11,118	$10,861
12/31/2017	$10,458	$11,235	$10,968
1/31/2018	$10,373	$11,102	$10,854
2/28/2018	$10,348	$11,069	$10,828
3/31/2018	$10,371	$11,110	$10,855
4/30/2018	$10,335	$11,070	$10,825
5/31/2018	$10,417	$11,197	$10,921
6/30/2018	$10,431	$11,207	$10,932
7/31/2018	$10,455	$11,234	$10,961
8/31/2018	$10,468	$11,263	$10,974
9/30/2018	$10,423	$11,190	$10,905
10/31/2018	$10,367	$11,121	$10,851
11/30/2018	$10,440	$11,244	$10,974
12/31/2018	$10,533	$11,379	$11,119
1/31/2019	$10,595	$11,465	$11,204
2/28/2019	$10,638	$11,526	$11,262
3/31/2019	$10,770	$11,708	$11,418
4/30/2019	$10,802	$11,752	$11,441
5/31/2019	$10,914	$11,914	$11,581
6/30/2019	$10,966	$11,958	$11,630
7/31/2019	$11,038	$12,055	$11,726
8/31/2019	$11,170	$12,245	$11,888
9/30/2019	$11,109	$12,147	$11,784
10/31/2019	$11,109	$12,168	$11,807
11/30/2019	$11,119	$12,199	$11,834
12/31/2019	$11,149	$12,236	$11,860
1/31/2020	$11,301	$12,456	$12,058
2/29/2020	$11,423	$12,617	$12,184
3/31/2020	$11,050	$12,159	$11,878
4/30/2020	$10,914	$12,006	$11,753
5/31/2020	$11,223	$12,388	$12,128
6/30/2020	$11,294	$12,490	$12,170
7/31/2020	$11,447	$12,701	$12,339
8/31/2020	$11,413	$12,641	$12,277
9/30/2020	$11,431	$12,644	$12,288
10/31/2020	$11,417	$12,606	$12,259
11/30/2020	$11,529	$12,796	$12,415
12/31/2020	$11,577	$12,874	$12,467
1/31/2021	$11,615	$12,956	$12,512
2/28/2021	$11,486	$12,750	$12,342
3/31/2021	$11,524	$12,829	$12,401
4/30/2021	$11,604	$12,936	$12,497
5/31/2021	$11,641	$12,975	$12,512
6/30/2021	$11,669	$13,010	$12,534
7/31/2021	$11,737	$13,118	$12,638
8/31/2021	$11,711	$13,070	$12,588
9/30/2021	$11,631	$12,976	$12,504
10/31/2021	$11,604	$12,938	$12,457
11/30/2021	$11,673	$13,048	$12,554
12/31/2021	$11,681	$13,069	$12,573
1/31/2022	$11,440	$12,711	$12,252
2/28/2022	$11,403	$12,666	$12,219
3/31/2022	$11,151	$12,255	$11,858
4/30/2022	$10,911	$11,916	$11,566
5/31/2022	$11,012	$12,093	$11,712
6/30/2022	$10,900	$11,895	$11,550
7/31/2022	$11,111	$12,210	$11,828
8/31/2022	$10,934	$11,942	$11,606
9/30/2022	$10,628	$11,484	$11,205
10/31/2022	$10,581	$11,388	$11,111
11/30/2022	$10,915	$11,921	$11,603
12/31/2022	$10,922	$11,955	$11,647
1/31/2023	$11,148	$12,298	$11,941
2/28/2023	$10,951	$12,020	$11,702
3/31/2023	$11,114	$12,287	$11,948
4/30/2023	$11,102	$12,259	$11,901
5/31/2023	$11,012	$12,153	$11,774
6/30/2023	$11,088	$12,274	$11,837
7/31/2023	$11,098	$12,323	$11,902
8/31/2023	$10,987	$12,146	$11,754
9/30/2023	$10,744	$11,790	$11,388
10/31/2023	$10,633	$11,689	$11,321
11/30/2023	$11,158	$12,431	$12,008
12/31/2023	$11,352	$12,720	$12,239
1/31/2024	$11,333	$12,655	$12,168
2/29/2024	$11,350	$12,671	$12,196
3/31/2024	$11,344	$12,671	$12,175
4/30/2024	$11,249	$12,514	$12,031
5/31/2024	$11,233	$12,477	$11,959
6/30/2024	$11,375	$12,669	$12,154

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	2.58	0.73	1.76
Class A with Load	(2.03)	(0.19)	1.30
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg Minnesota Municipal Bond Index	2.68	0.89	1.97

AssetsNet	$ 175,850,392		$ 175,850,392	$ 175,850,392
Holdings Count | Holding	231		231	231
Advisory Fees Paid, Amount	$ 576,093
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$175,850,392
# of portfolio holdings	231
Portfolio turnover rate	19%
Total advisory fees paid	$576,093
	1 Year	5 Years	10 Years
Class A	2.58	0.73	1.76
Class A with Load	(2.03)	(0.19)	1.30
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg Minnesota Municipal Bond Index	2.68	0.89	1.97

Holdings [Text Block]

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	11.4
1-3 years	26.9
3-5 years	11.8
5-10 years	17.1
10-20 years	17.8
20-30 years	12.3
30+ years	2.7

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

State of Minnesota State Office Building Project COP, 5.00%, 11/1/2042	1.9
City of Rochester Mayo Clinic, 5.00%, 11/15/2057	1.8
Minnesota Housing Finance Agency Series M, 4.85%, 7/1/2037	1.8
Minnesota Higher Education Facilities Authority St. Olaf College, 4.00%, 10/1/2046	1.5
Duluth EDA Essentia Health Obligated Group Series A, 5.25%, 2/15/2053	1.5
County of Ramsey Series B, 5.00%, 2/1/2034	1.3
Roseville Independent School District No. 623 Series A, 5.00%, 2/1/2031	1.2
City of Forest Lake Kilkenny Senior Housing LP, 3.97%, 8/15/2038	1.2
County of Hennepin Series C, 5.00%, 12/1/2031	1.2
City of St. Cloud CentraCare Health System Obligated Group Series A, 5.00%, 5/1/2031	1.2

Material Fund Change [Text Block]
C000020279
Shareholder Report [Line Items]
Fund Name	Minnesota Tax-Free Fund
Class Name	Class C
Trading Symbol	WMTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Minnesota Tax-Free Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$147	1.46%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main driver of performance was positive credit quality allocation versus the performance benchmark, Bloomberg Minnesota Municipal Bond Index. Duration and yield curve positioning and sector allocation detracted from the Fund’s relative performance. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Line Graph [Table Text Block]
	Class C with Load	Bloomberg Municipal Bond Index	Bloomberg Minnesota Municipal Bond Index
6/30/2014	$10,000	$10,000	$10,000
7/31/2014	$10,019	$10,018	$10,020
8/31/2014	$10,103	$10,139	$10,117
9/30/2014	$10,114	$10,149	$10,108
10/31/2014	$10,161	$10,219	$10,161
11/30/2014	$10,162	$10,236	$10,171
12/31/2014	$10,204	$10,288	$10,216
1/31/2015	$10,326	$10,470	$10,385
2/28/2015	$10,261	$10,362	$10,275
3/31/2015	$10,280	$10,392	$10,313
4/30/2015	$10,243	$10,338	$10,269
5/31/2015	$10,214	$10,309	$10,248
6/30/2015	$10,196	$10,300	$10,253
7/31/2015	$10,244	$10,375	$10,322
8/31/2015	$10,254	$10,395	$10,354
9/30/2015	$10,294	$10,470	$10,424
10/31/2015	$10,315	$10,512	$10,457
11/30/2015	$10,344	$10,554	$10,473
12/31/2015	$10,396	$10,628	$10,524
1/31/2016	$10,481	$10,755	$10,647
2/29/2016	$10,472	$10,771	$10,667
3/31/2016	$10,499	$10,806	$10,682
4/30/2016	$10,556	$10,885	$10,745
5/31/2016	$10,575	$10,915	$10,755
6/30/2016	$10,700	$11,088	$10,903
7/31/2016	$10,690	$11,095	$10,908
8/31/2016	$10,697	$11,110	$10,914
9/30/2016	$10,656	$11,054	$10,854
10/31/2016	$10,584	$10,938	$10,763
11/30/2016	$10,279	$10,531	$10,373
12/31/2016	$10,360	$10,654	$10,492
1/31/2017	$10,376	$10,724	$10,567
2/28/2017	$10,423	$10,799	$10,659
3/31/2017	$10,438	$10,822	$10,680
4/30/2017	$10,474	$10,901	$10,754
5/31/2017	$10,588	$11,074	$10,886
6/30/2017	$10,564	$11,034	$10,842
7/31/2017	$10,610	$11,123	$10,927
8/31/2017	$10,676	$11,208	$10,984
9/30/2017	$10,643	$11,151	$10,926
10/31/2017	$10,649	$11,178	$10,947
11/30/2017	$10,596	$11,118	$10,861
12/31/2017	$10,667	$11,235	$10,968
1/31/2018	$10,573	$11,102	$10,854
2/28/2018	$10,532	$11,069	$10,828
3/31/2018	$10,559	$11,110	$10,855
4/30/2018	$10,516	$11,070	$10,825
5/31/2018	$10,593	$11,197	$10,921
6/30/2018	$10,600	$11,207	$10,932
7/31/2018	$10,618	$11,234	$10,961
8/31/2018	$10,625	$11,263	$10,974
9/30/2018	$10,572	$11,190	$10,905
10/31/2018	$10,508	$11,121	$10,851
11/30/2018	$10,576	$11,244	$10,974
12/31/2018	$10,663	$11,379	$11,119
1/31/2019	$10,720	$11,465	$11,204
2/28/2019	$10,757	$11,526	$11,262
3/31/2019	$10,884	$11,708	$11,418
4/30/2019	$10,909	$11,752	$11,441
5/31/2019	$11,015	$11,914	$11,581
6/30/2019	$11,061	$11,958	$11,630
7/31/2019	$11,126	$12,055	$11,726
8/31/2019	$11,253	$12,245	$11,888
9/30/2019	$11,185	$12,147	$11,784
10/31/2019	$11,177	$12,168	$11,807
11/30/2019	$11,181	$12,199	$11,834
12/31/2019	$11,204	$12,236	$11,860
1/31/2020	$11,349	$12,456	$12,058
2/29/2020	$11,465	$12,617	$12,184
3/31/2020	$11,083	$12,159	$11,878
4/30/2020	$10,940	$12,006	$11,753
5/31/2020	$11,242	$12,388	$12,128
6/30/2020	$11,306	$12,490	$12,170
7/31/2020	$11,453	$12,701	$12,339
8/31/2020	$11,411	$12,641	$12,277
9/30/2020	$11,422	$12,644	$12,288
10/31/2020	$11,401	$12,606	$12,259
11/30/2020	$11,506	$12,796	$12,415
12/31/2020	$11,547	$12,874	$12,467
1/31/2021	$11,577	$12,956	$12,512
2/28/2021	$11,442	$12,750	$12,342
3/31/2021	$11,472	$12,829	$12,401
4/30/2021	$11,545	$12,936	$12,497
5/31/2021	$11,585	$12,975	$12,512
6/30/2021	$11,594	$13,010	$12,534
7/31/2021	$11,666	$13,118	$12,638
8/31/2021	$11,621	$13,070	$12,588
9/30/2021	$11,535	$12,976	$12,504
10/31/2021	$11,512	$12,938	$12,457
11/30/2021	$11,562	$13,048	$12,554
12/31/2021	$11,563	$13,069	$12,573
1/31/2022	$11,327	$12,711	$12,252
2/28/2022	$11,273	$12,666	$12,219
3/31/2022	$11,018	$12,255	$11,858
4/30/2022	$10,773	$11,916	$11,566
5/31/2022	$10,866	$12,093	$11,712
6/30/2022	$10,749	$11,895	$11,550
7/31/2022	$10,957	$12,210	$11,828
8/31/2022	$10,783	$11,942	$11,606
9/30/2022	$10,481	$11,484	$11,205
10/31/2022	$10,435	$11,388	$11,111
11/30/2022	$10,764	$11,921	$11,603
12/31/2022	$10,771	$11,955	$11,647
1/31/2023	$10,994	$12,298	$11,941
2/28/2023	$10,800	$12,020	$11,702
3/31/2023	$10,960	$12,287	$11,948
4/30/2023	$10,948	$12,259	$11,901
5/31/2023	$10,860	$12,153	$11,774
6/30/2023	$10,935	$12,274	$11,837
7/31/2023	$10,944	$12,323	$11,902
8/31/2023	$10,835	$12,146	$11,754
9/30/2023	$10,595	$11,790	$11,388
10/31/2023	$10,486	$11,689	$11,321
11/30/2023	$11,004	$12,431	$12,008
12/31/2023	$11,195	$12,720	$12,239
1/31/2024	$11,176	$12,655	$12,168
2/29/2024	$11,193	$12,671	$12,196
3/31/2024	$11,187	$12,671	$12,175
4/30/2024	$11,093	$12,514	$12,031
5/31/2024	$11,077	$12,477	$11,959
6/30/2024	$11,218	$12,669	$12,154

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C	1.95	0.01	1.16
Class C with Load	0.95	0.01	1.16
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg Minnesota Municipal Bond Index	2.68	0.89	1.97

AssetsNet	$ 175,850,392		$ 175,850,392	$ 175,850,392
Holdings Count | Holding	231		231	231
Advisory Fees Paid, Amount	$ 576,093
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$175,850,392
# of portfolio holdings	231
Portfolio turnover rate	19%
Total advisory fees paid	$576,093
	1 Year	5 Years	10 Years
Class C	1.95	0.01	1.16
Class C with Load	0.95	0.01	1.16
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg Minnesota Municipal Bond Index	2.68	0.89	1.97

Holdings [Text Block]

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	11.4
1-3 years	26.9
3-5 years	11.8
5-10 years	17.1
10-20 years	17.8
20-30 years	12.3
30+ years	2.7

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

State of Minnesota State Office Building Project COP, 5.00%, 11/1/2042	1.9
City of Rochester Mayo Clinic, 5.00%, 11/15/2057	1.8
Minnesota Housing Finance Agency Series M, 4.85%, 7/1/2037	1.8
Minnesota Higher Education Facilities Authority St. Olaf College, 4.00%, 10/1/2046	1.5
Duluth EDA Essentia Health Obligated Group Series A, 5.25%, 2/15/2053	1.5
County of Ramsey Series B, 5.00%, 2/1/2034	1.3
Roseville Independent School District No. 623 Series A, 5.00%, 2/1/2031	1.2
City of Forest Lake Kilkenny Senior Housing LP, 3.97%, 8/15/2038	1.2
County of Hennepin Series C, 5.00%, 12/1/2031	1.2
City of St. Cloud CentraCare Health System Obligated Group Series A, 5.00%, 5/1/2031	1.2

Material Fund Change [Text Block]
C000176497
Shareholder Report [Line Items]
Fund Name	Minnesota Tax-Free Fund
Class Name	Institutional Class
Trading Symbol	WMTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Minnesota Tax-Free Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$53	0.52%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main driver of performance was positive credit quality allocation versus the performance benchmark, Bloomberg Minnesota Municipal Bond Index. Duration and yield curve positioning and sector allocation detracted from the Fund’s relative performance. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Line Graph [Table Text Block]
	Institutional Class	Bloomberg Municipal Bond Index	Bloomberg Minnesota Municipal Bond Index
6/30/2014	$10,000	$10,000	$10,000
7/31/2014	$10,019	$10,018	$10,020
8/31/2014	$10,120	$10,139	$10,117
9/30/2014	$10,139	$10,149	$10,108
10/31/2014	$10,195	$10,219	$10,161
11/30/2014	$10,205	$10,236	$10,171
12/31/2014	$10,255	$10,288	$10,216
1/31/2015	$10,386	$10,470	$10,385
2/28/2015	$10,329	$10,362	$10,275
3/31/2015	$10,357	$10,392	$10,313
4/30/2015	$10,328	$10,338	$10,269
5/31/2015	$10,308	$10,309	$10,248
6/30/2015	$10,288	$10,300	$10,253
7/31/2015	$10,346	$10,375	$10,322
8/31/2015	$10,375	$10,395	$10,354
9/30/2015	$10,423	$10,470	$10,424
10/31/2015	$10,453	$10,512	$10,457
11/30/2015	$10,482	$10,554	$10,473
12/31/2015	$10,553	$10,628	$10,524
1/31/2016	$10,639	$10,755	$10,647
2/29/2016	$10,647	$10,771	$10,667
3/31/2016	$10,684	$10,806	$10,682
4/30/2016	$10,741	$10,885	$10,745
5/31/2016	$10,770	$10,915	$10,755
6/30/2016	$10,916	$11,088	$10,903
7/31/2016	$10,914	$11,095	$10,908
8/31/2016	$10,921	$11,110	$10,914
9/30/2016	$10,898	$11,054	$10,854
10/31/2016	$10,834	$10,938	$10,763
11/30/2016	$10,540	$10,531	$10,373
12/31/2016	$10,623	$10,654	$10,492
1/31/2017	$10,649	$10,724	$10,567
2/28/2017	$10,706	$10,799	$10,659
3/31/2017	$10,731	$10,822	$10,680
4/30/2017	$10,788	$10,901	$10,754
5/31/2017	$10,915	$11,074	$10,886
6/30/2017	$10,900	$11,034	$10,842
7/31/2017	$10,958	$11,123	$10,927
8/31/2017	$11,035	$11,208	$10,984
9/30/2017	$11,011	$11,151	$10,926
10/31/2017	$11,017	$11,178	$10,947
11/30/2017	$10,982	$11,118	$10,861
12/31/2017	$11,066	$11,235	$10,968
1/31/2018	$10,969	$11,102	$10,854
2/28/2018	$10,946	$11,069	$10,828
3/31/2018	$10,984	$11,110	$10,855
4/30/2018	$10,949	$11,070	$10,825
5/31/2018	$11,039	$11,197	$10,921
6/30/2018	$11,057	$11,207	$10,932
7/31/2018	$11,085	$11,234	$10,961
8/31/2018	$11,092	$11,263	$10,974
9/30/2018	$11,057	$11,190	$10,905
10/31/2018	$11,001	$11,121	$10,851
11/30/2018	$11,081	$11,244	$10,974
12/31/2018	$11,183	$11,379	$11,119
1/31/2019	$11,252	$11,465	$11,204
2/28/2019	$11,300	$11,526	$11,262
3/31/2019	$11,434	$11,708	$11,418
4/30/2019	$11,481	$11,752	$11,441
5/31/2019	$11,603	$11,914	$11,581
6/30/2019	$11,651	$11,958	$11,630
7/31/2019	$11,741	$12,055	$11,726
8/31/2019	$11,885	$12,245	$11,888
9/30/2019	$11,824	$12,147	$11,784
10/31/2019	$11,827	$12,168	$11,807
11/30/2019	$11,841	$12,199	$11,834
12/31/2019	$11,876	$12,236	$11,860
1/31/2020	$12,041	$12,456	$12,058
2/29/2020	$12,163	$12,617	$12,184
3/31/2020	$11,780	$12,159	$11,878
4/30/2020	$11,638	$12,006	$11,753
5/31/2020	$11,959	$12,388	$12,128
6/30/2020	$12,049	$12,490	$12,170
7/31/2020	$12,216	$12,701	$12,339
8/31/2020	$12,183	$12,641	$12,277
9/30/2020	$12,206	$12,644	$12,288
10/31/2020	$12,183	$12,606	$12,259
11/30/2020	$12,306	$12,796	$12,415
12/31/2020	$12,361	$12,874	$12,467
1/31/2021	$12,416	$12,956	$12,512
2/28/2021	$12,270	$12,750	$12,342
3/31/2021	$12,314	$12,829	$12,401
4/30/2021	$12,414	$12,936	$12,497
5/31/2021	$12,458	$12,975	$12,512
6/30/2021	$12,479	$13,010	$12,534
7/31/2021	$12,567	$13,118	$12,638
8/31/2021	$12,542	$13,070	$12,588
9/30/2021	$12,449	$12,976	$12,504
10/31/2021	$12,435	$12,938	$12,457
11/30/2021	$12,501	$13,048	$12,554
12/31/2021	$12,513	$13,069	$12,573
1/31/2022	$12,269	$12,711	$12,252
2/28/2022	$12,221	$12,666	$12,219
3/31/2022	$11,955	$12,255	$11,858
4/30/2022	$11,712	$11,916	$11,566
5/31/2022	$11,824	$12,093	$11,712
6/30/2022	$11,695	$11,895	$11,550
7/31/2022	$11,925	$12,210	$11,828
8/31/2022	$11,750	$11,942	$11,606
9/30/2022	$11,425	$11,484	$11,205
10/31/2022	$11,366	$11,388	$11,111
11/30/2022	$11,739	$11,921	$11,603
12/31/2022	$11,751	$11,955	$11,647
1/31/2023	$11,996	$12,298	$11,941
2/28/2023	$11,776	$12,020	$11,702
3/31/2023	$11,966	$12,287	$11,948
4/30/2023	$11,944	$12,259	$11,901
5/31/2023	$11,864	$12,153	$11,774
6/30/2023	$11,937	$12,274	$11,837
7/31/2023	$11,962	$12,323	$11,902
8/31/2023	$11,846	$12,146	$11,754
9/30/2023	$11,587	$11,790	$11,388
10/31/2023	$11,471	$11,689	$11,321
11/30/2023	$12,028	$12,431	$12,008
12/31/2023	$12,252	$12,720	$12,239
1/31/2024	$12,235	$12,655	$12,168
2/29/2024	$12,256	$12,671	$12,196
3/31/2024	$12,253	$12,671	$12,175
4/30/2024	$12,142	$12,514	$12,031
5/31/2024	$12,128	$12,477	$11,959
6/30/2024	$12,284	$12,669	$12,154

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional ClassFootnote Reference*	2.91	1.06	2.08
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg Minnesota Municipal Bond Index	2.68	0.89	1.97

AssetsNet	$ 175,850,392		$ 175,850,392	$ 175,850,392
Holdings Count | Holding	231		231	231
Advisory Fees Paid, Amount	$ 576,093
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$175,850,392
# of portfolio holdings	231
Portfolio turnover rate	19%
Total advisory fees paid	$576,093
	1 Year	5 Years	10 Years
Institutional ClassFootnote Reference*	2.91	1.06	2.08
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg Minnesota Municipal Bond Index	2.68	0.89	1.97
Footnote	Description
Footnote*	Historical performance shown for the Institutional Class shares prior to their inception on October 31, 2016 reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns for the Institutional Class shares would be higher.

Holdings [Text Block]

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	11.4
1-3 years	26.9
3-5 years	11.8
5-10 years	17.1
10-20 years	17.8
20-30 years	12.3
30+ years	2.7

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

State of Minnesota State Office Building Project COP, 5.00%, 11/1/2042	1.9
City of Rochester Mayo Clinic, 5.00%, 11/15/2057	1.8
Minnesota Housing Finance Agency Series M, 4.85%, 7/1/2037	1.8
Minnesota Higher Education Facilities Authority St. Olaf College, 4.00%, 10/1/2046	1.5
Duluth EDA Essentia Health Obligated Group Series A, 5.25%, 2/15/2053	1.5
County of Ramsey Series B, 5.00%, 2/1/2034	1.3
Roseville Independent School District No. 623 Series A, 5.00%, 2/1/2031	1.2
City of Forest Lake Kilkenny Senior Housing LP, 3.97%, 8/15/2038	1.2
County of Hennepin Series C, 5.00%, 12/1/2031	1.2
City of St. Cloud CentraCare Health System Obligated Group Series A, 5.00%, 5/1/2031	1.2

Material Fund Change [Text Block]
C000020296
Shareholder Report [Line Items]
Fund Name	Municipal Bond Fund
Class Name	Administrator Class
Trading Symbol	WMFDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Municipal Bond Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$61	0.60%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were positive security selection and credit quality allocation versus the benchmark. There were no significant detractors from the Fund’s relative performance for the period. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Line Graph [Table Text Block]
	Administrator Class	Bloomberg Municipal Bond Index
6/30/2014	$10,000	$10,000
7/31/2014	$10,023	$10,018
8/31/2014	$10,153	$10,139
9/30/2014	$10,187	$10,149
10/31/2014	$10,258	$10,219
11/30/2014	$10,281	$10,236
12/31/2014	$10,343	$10,288
1/31/2015	$10,486	$10,470
2/28/2015	$10,402	$10,362
3/31/2015	$10,417	$10,392
4/30/2015	$10,363	$10,338
5/31/2015	$10,310	$10,309
6/30/2015	$10,297	$10,300
7/31/2015	$10,364	$10,375
8/31/2015	$10,352	$10,395
9/30/2015	$10,442	$10,470
10/31/2015	$10,511	$10,512
11/30/2015	$10,590	$10,554
12/31/2015	$10,685	$10,628
1/31/2016	$10,772	$10,755
2/29/2016	$10,751	$10,771
3/31/2016	$10,821	$10,806
4/30/2016	$10,911	$10,885
5/31/2016	$10,980	$10,915
6/30/2016	$11,130	$11,088
7/31/2016	$11,135	$11,095
8/31/2016	$11,161	$11,110
9/30/2016	$11,136	$11,054
10/31/2016	$11,059	$10,938
11/30/2016	$10,637	$10,531
12/31/2016	$10,731	$10,654
1/31/2017	$10,753	$10,724
2/28/2017	$10,828	$10,799
3/31/2017	$10,882	$10,822
4/30/2017	$10,968	$10,901
5/31/2017	$11,128	$11,074
6/30/2017	$11,095	$11,034
7/31/2017	$11,179	$11,123
8/31/2017	$11,296	$11,208
9/30/2017	$11,293	$11,151
10/31/2017	$11,322	$11,178
11/30/2017	$11,285	$11,118
12/31/2017	$11,386	$11,235
1/31/2018	$11,285	$11,102
2/28/2018	$11,261	$11,069
3/31/2018	$11,315	$11,110
4/30/2018	$11,302	$11,070
5/31/2018	$11,423	$11,197
6/30/2018	$11,442	$11,207
7/31/2018	$11,472	$11,234
8/31/2018	$11,491	$11,263
9/30/2018	$11,432	$11,190
10/31/2018	$11,360	$11,121
11/30/2018	$11,469	$11,244
12/31/2018	$11,601	$11,379
1/31/2019	$11,688	$11,465
2/28/2019	$11,753	$11,526
3/31/2019	$11,931	$11,708
4/30/2019	$11,984	$11,752
5/31/2019	$12,148	$11,914
6/30/2019	$12,187	$11,958
7/31/2019	$12,283	$12,055
8/31/2019	$12,484	$12,245
9/30/2019	$12,395	$12,147
10/31/2019	$12,398	$12,168
11/30/2019	$12,424	$12,199
12/31/2019	$12,451	$12,236
1/31/2020	$12,676	$12,456
2/29/2020	$12,855	$12,617
3/31/2020	$12,247	$12,159
4/30/2020	$12,048	$12,006
5/31/2020	$12,381	$12,388
6/30/2020	$12,526	$12,490
7/31/2020	$12,729	$12,701
8/31/2020	$12,694	$12,641
9/30/2020	$12,697	$12,644
10/31/2020	$12,675	$12,606
11/30/2020	$12,868	$12,796
12/31/2020	$12,966	$12,874
1/31/2021	$13,051	$12,956
2/28/2021	$12,836	$12,750
3/31/2021	$12,921	$12,829
4/30/2021	$13,043	$12,936
5/31/2021	$13,116	$12,975
6/30/2021	$13,165	$13,010
7/31/2021	$13,263	$13,118
8/31/2021	$13,215	$13,070
9/30/2021	$13,106	$12,976
10/31/2021	$13,094	$12,938
11/30/2021	$13,205	$13,048
12/31/2021	$13,217	$13,069
1/31/2022	$12,884	$12,711
2/28/2022	$12,811	$12,666
3/31/2022	$12,440	$12,255
4/30/2022	$12,118	$11,916
5/31/2022	$12,266	$12,093
6/30/2022	$12,057	$11,895
7/31/2022	$12,344	$12,210
8/31/2022	$12,084	$11,942
9/30/2022	$11,712	$11,484
10/31/2022	$11,590	$11,388
11/30/2022	$12,083	$11,921
12/31/2022	$12,099	$11,955
1/31/2023	$12,405	$12,298
2/28/2023	$12,183	$12,020
3/31/2023	$12,390	$12,287
4/30/2023	$12,395	$12,259
5/31/2023	$12,324	$12,153
6/30/2023	$12,432	$12,274
7/31/2023	$12,450	$12,323
8/31/2023	$12,315	$12,146
9/30/2023	$12,013	$11,790
10/31/2023	$11,852	$11,689
11/30/2023	$12,519	$12,431
12/31/2023	$12,785	$12,720
1/31/2024	$12,779	$12,655
2/29/2024	$12,800	$12,671
3/31/2024	$12,807	$12,671
4/30/2024	$12,697	$12,514
5/31/2024	$12,704	$12,477
6/30/2024	$12,870	$12,669

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Administrator Class	3.52	1.10	2.56
Bloomberg Municipal Bond Index	3.21	1.16	2.39

AssetsNet	$ 6,829,137,098		$ 6,829,137,098	$ 6,829,137,098
Holdings Count | Holding	1,448		1,448	1,448
Advisory Fees Paid, Amount	$ 21,563,144
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$6,829,137,098
# of portfolio holdings	1,448
Portfolio turnover rate	15%
Total advisory fees paid	$21,563,144
	1 Year	5 Years	10 Years
Administrator Class	3.52	1.10	2.56
Bloomberg Municipal Bond Index	3.21	1.16	2.39

Holdings [Text Block]

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	12.4
1-3 years	16.3
3-5 years	14.3
5-10 years	17.0
10-20 years	16.3
20-30 years	22.7
30+ years	1.0

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

County of Clark, 5.00%, 5/1/2048	0.8
Regional Transportation District Sales Tax Revenue Fastracks Project Series A, 5.00%, 11/1/2041	0.8
Texas Water Development Board State Water Implementation Revenue Fund Series B, 5.00%, 4/15/2049	0.6
City of New York Series C, 5.25%, 3/1/2053	0.6
San Francisco City & County Airport Commission San Francisco International Airport Series B, 5.00%, 5/1/2046	0.6
South Carolina Public Service Authority Series E, 5.75%, 12/1/2047	0.5
Illinois Finance Authority University of Chicago Medical Center Obligated Group Series A, 5.00%, 8/15/2047	0.5
Main Street Natural Gas, Inc. Series C, 4.00%, 8/1/2052	0.4
Tennergy Corp. Series A, 4.00%, 12/1/2051	0.4
Kentucky Public Energy Authority Series A-1, 4.00%, 12/1/2049	0.4

Material Fund Change [Text Block]
C000020293
Shareholder Report [Line Items]
Fund Name	Municipal Bond Fund
Class Name	Class A
Trading Symbol	WMFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Municipal Bond Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$76	0.75%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were positive security selection and credit quality allocation versus the benchmark. There were no significant detractors from the Fund’s relative performance for the period. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Line Graph [Table Text Block]
	Class A with Load	Bloomberg Municipal Bond Index
6/30/2014	$9,547	$10,000
7/31/2014	$9,568	$10,018
8/31/2014	$9,691	$10,139
9/30/2014	$9,722	$10,149
10/31/2014	$9,798	$10,219
11/30/2014	$9,810	$10,236
12/31/2014	$9,867	$10,288
1/31/2015	$10,003	$10,470
2/28/2015	$9,921	$10,362
3/31/2015	$9,935	$10,392
4/30/2015	$9,882	$10,338
5/31/2015	$9,829	$10,309
6/30/2015	$9,816	$10,300
7/31/2015	$9,879	$10,375
8/31/2015	$9,866	$10,395
9/30/2015	$9,960	$10,470
10/31/2015	$10,025	$10,512
11/30/2015	$10,099	$10,554
12/31/2015	$10,189	$10,628
1/31/2016	$10,270	$10,755
2/29/2016	$10,249	$10,771
3/31/2016	$10,314	$10,806
4/30/2016	$10,389	$10,885
5/31/2016	$10,463	$10,915
6/30/2016	$10,605	$11,088
7/31/2016	$10,599	$11,095
8/31/2016	$10,632	$11,110
9/30/2016	$10,607	$11,054
10/31/2016	$10,522	$10,938
11/30/2016	$10,119	$10,531
12/31/2016	$10,207	$10,654
1/31/2017	$10,236	$10,724
2/28/2017	$10,307	$10,799
3/31/2017	$10,357	$10,822
4/30/2017	$10,437	$10,901
5/31/2017	$10,589	$11,074
6/30/2017	$10,555	$11,034
7/31/2017	$10,634	$11,123
8/31/2017	$10,734	$11,208
9/30/2017	$10,740	$11,151
10/31/2017	$10,766	$11,178
11/30/2017	$10,730	$11,118
12/31/2017	$10,814	$11,235
1/31/2018	$10,727	$11,102
2/28/2018	$10,703	$11,069
3/31/2018	$10,753	$11,110
4/30/2018	$10,729	$11,070
5/31/2018	$10,852	$11,197
6/30/2018	$10,869	$11,207
7/31/2018	$10,896	$11,234
8/31/2018	$10,914	$11,263
9/30/2018	$10,845	$11,190
10/31/2018	$10,786	$11,121
11/30/2018	$10,888	$11,244
12/31/2018	$11,012	$11,379
1/31/2019	$11,082	$11,465
2/28/2019	$11,142	$11,526
3/31/2019	$11,321	$11,708
4/30/2019	$11,369	$11,752
5/31/2019	$11,524	$11,914
6/30/2019	$11,559	$11,958
7/31/2019	$11,638	$12,055
8/31/2019	$11,827	$12,245
9/30/2019	$11,752	$12,147
10/31/2019	$11,754	$12,168
11/30/2019	$11,777	$12,199
12/31/2019	$11,801	$12,236
1/31/2020	$12,013	$12,456
2/29/2020	$12,181	$12,617
3/31/2020	$11,592	$12,159
4/30/2020	$11,403	$12,006
5/31/2020	$11,728	$12,388
6/30/2020	$11,853	$12,490
7/31/2020	$12,054	$12,701
8/31/2020	$12,020	$12,641
9/30/2020	$12,021	$12,644
10/31/2020	$11,988	$12,606
11/30/2020	$12,169	$12,796
12/31/2020	$12,260	$12,874
1/31/2021	$12,339	$12,956
2/28/2021	$12,146	$12,750
3/31/2021	$12,214	$12,829
4/30/2021	$12,338	$12,936
5/31/2021	$12,395	$12,975
6/30/2021	$12,440	$13,010
7/31/2021	$12,542	$13,118
8/31/2021	$12,495	$13,070
9/30/2021	$12,391	$12,976
10/31/2021	$12,378	$12,938
11/30/2021	$12,481	$13,048
12/31/2021	$12,491	$13,069
1/31/2022	$12,175	$12,711
2/28/2022	$12,104	$12,666
3/31/2022	$11,752	$12,255
4/30/2022	$11,447	$11,916
5/31/2022	$11,586	$12,093
6/30/2022	$11,386	$11,895
7/31/2022	$11,644	$12,210
8/31/2022	$11,398	$11,942
9/30/2022	$11,057	$11,484
10/31/2022	$10,940	$11,388
11/30/2022	$11,404	$11,921
12/31/2022	$11,406	$11,955
1/31/2023	$11,705	$12,298
2/28/2023	$11,482	$12,020
3/31/2023	$11,676	$12,287
4/30/2023	$11,692	$12,259
5/31/2023	$11,623	$12,153
6/30/2023	$11,711	$12,274
7/31/2023	$11,739	$12,323
8/31/2023	$11,598	$12,146
9/30/2023	$11,324	$11,790
10/31/2023	$11,171	$11,689
11/30/2023	$11,786	$12,431
12/31/2023	$12,036	$12,720
1/31/2024	$12,040	$12,655
2/29/2024	$12,058	$12,671
3/31/2024	$12,063	$12,671
4/30/2024	$11,958	$12,514
5/31/2024	$11,964	$12,477
6/30/2024	$12,119	$12,669

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	3.48	0.95	2.41
Class A with Load	(1.20)	0.02	1.94
Bloomberg Municipal Bond Index	3.21	1.16	2.39

AssetsNet	$ 6,829,137,098		$ 6,829,137,098	$ 6,829,137,098
Holdings Count | Holding	1,448		1,448	1,448
Advisory Fees Paid, Amount	$ 21,563,144
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$6,829,137,098
# of portfolio holdings	1,448
Portfolio turnover rate	15%
Total advisory fees paid	$21,563,144
	1 Year	5 Years	10 Years
Class A	3.48	0.95	2.41
Class A with Load	(1.20)	0.02	1.94
Bloomberg Municipal Bond Index	3.21	1.16	2.39

Holdings [Text Block]

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	12.4
1-3 years	16.3
3-5 years	14.3
5-10 years	17.0
10-20 years	16.3
20-30 years	22.7
30+ years	1.0

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

County of Clark, 5.00%, 5/1/2048	0.8
Regional Transportation District Sales Tax Revenue Fastracks Project Series A, 5.00%, 11/1/2041	0.8
Texas Water Development Board State Water Implementation Revenue Fund Series B, 5.00%, 4/15/2049	0.6
City of New York Series C, 5.25%, 3/1/2053	0.6
San Francisco City & County Airport Commission San Francisco International Airport Series B, 5.00%, 5/1/2046	0.6
South Carolina Public Service Authority Series E, 5.75%, 12/1/2047	0.5
Illinois Finance Authority University of Chicago Medical Center Obligated Group Series A, 5.00%, 8/15/2047	0.5
Main Street Natural Gas, Inc. Series C, 4.00%, 8/1/2052	0.4
Tennergy Corp. Series A, 4.00%, 12/1/2051	0.4
Kentucky Public Energy Authority Series A-1, 4.00%, 12/1/2049	0.4

Material Fund Change [Text Block]
C000020295
Shareholder Report [Line Items]
Fund Name	Municipal Bond Fund
Class Name	Class C
Trading Symbol	WMFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Municipal Bond Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$152	1.50%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were positive security selection and credit quality allocation versus the benchmark. There were no significant detractors from the Fund’s relative performance for the period. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Line Graph [Table Text Block]
	Class C with Load	Bloomberg Municipal Bond Index
6/30/2014	$10,000	$10,000
7/31/2014	$10,015	$10,018
8/31/2014	$10,138	$10,139
9/30/2014	$10,164	$10,149
10/31/2014	$10,228	$10,219
11/30/2014	$10,243	$10,236
12/31/2014	$10,297	$10,288
1/31/2015	$10,431	$10,470
2/28/2015	$10,340	$10,362
3/31/2015	$10,348	$10,392
4/30/2015	$10,286	$10,338
5/31/2015	$10,225	$10,309
6/30/2015	$10,205	$10,300
7/31/2015	$10,264	$10,375
8/31/2015	$10,244	$10,395
9/30/2015	$10,326	$10,470
10/31/2015	$10,396	$10,512
11/30/2015	$10,466	$10,554
12/31/2015	$10,553	$10,628
1/31/2016	$10,630	$10,755
2/29/2016	$10,602	$10,771
3/31/2016	$10,652	$10,806
4/30/2016	$10,733	$10,885
5/31/2016	$10,803	$10,915
6/30/2016	$10,933	$11,088
7/31/2016	$10,930	$11,095
8/31/2016	$10,947	$11,110
9/30/2016	$10,914	$11,054
10/31/2016	$10,830	$10,938
11/30/2016	$10,408	$10,531
12/31/2016	$10,492	$10,654
1/31/2017	$10,516	$10,724
2/28/2017	$10,582	$10,799
3/31/2017	$10,627	$10,822
4/30/2017	$10,703	$10,901
5/31/2017	$10,852	$11,074
6/30/2017	$10,800	$11,034
7/31/2017	$10,874	$11,123
8/31/2017	$10,980	$11,208
9/30/2017	$10,979	$11,151
10/31/2017	$10,988	$11,178
11/30/2017	$10,955	$11,118
12/31/2017	$11,034	$11,235
1/31/2018	$10,938	$11,102
2/28/2018	$10,897	$11,069
3/31/2018	$10,941	$11,110
4/30/2018	$10,920	$11,070
5/31/2018	$11,039	$11,197
6/30/2018	$11,049	$11,207
7/31/2018	$11,059	$11,234
8/31/2018	$11,069	$11,263
9/30/2018	$11,003	$11,190
10/31/2018	$10,936	$11,121
11/30/2018	$11,033	$11,244
12/31/2018	$11,152	$11,379
1/31/2019	$11,216	$11,465
2/28/2019	$11,270	$11,526
3/31/2019	$11,444	$11,708
4/30/2019	$11,486	$11,752
5/31/2019	$11,624	$11,914
6/30/2019	$11,663	$11,958
7/31/2019	$11,735	$12,055
8/31/2019	$11,918	$12,245
9/30/2019	$11,824	$12,147
10/31/2019	$11,818	$12,168
11/30/2019	$11,835	$12,199
12/31/2019	$11,863	$12,236
1/31/2020	$12,057	$12,456
2/29/2020	$12,218	$12,617
3/31/2020	$11,630	$12,159
4/30/2020	$11,433	$12,006
5/31/2020	$11,752	$12,388
6/30/2020	$11,869	$12,490
7/31/2020	$12,052	$12,701
8/31/2020	$12,022	$12,641
9/30/2020	$12,004	$12,644
10/31/2020	$11,974	$12,606
11/30/2020	$12,148	$12,796
12/31/2020	$12,230	$12,874
1/31/2021	$12,302	$12,956
2/28/2021	$12,091	$12,750
3/31/2021	$12,161	$12,829
4/30/2021	$12,278	$12,936
5/31/2021	$12,326	$12,975
6/30/2021	$12,364	$13,010
7/31/2021	$12,446	$13,118
8/31/2021	$12,391	$13,070
9/30/2021	$12,291	$12,976
10/31/2021	$12,259	$12,938
11/30/2021	$12,354	$13,048
12/31/2021	$12,367	$13,069
1/31/2022	$12,046	$12,711
2/28/2022	$11,958	$12,666
3/31/2022	$11,614	$12,255
4/30/2022	$11,305	$11,916
5/31/2022	$11,423	$12,093
6/30/2022	$11,231	$11,895
7/31/2022	$11,486	$12,210
8/31/2022	$11,242	$11,942
9/30/2022	$10,906	$11,484
10/31/2022	$10,791	$11,388
11/30/2022	$11,248	$11,921
12/31/2022	$11,250	$11,955
1/31/2023	$11,545	$12,298
2/28/2023	$11,326	$12,020
3/31/2023	$11,517	$12,287
4/30/2023	$11,532	$12,259
5/31/2023	$11,464	$12,153
6/30/2023	$11,552	$12,274
7/31/2023	$11,579	$12,323
8/31/2023	$11,440	$12,146
9/30/2023	$11,170	$11,790
10/31/2023	$11,019	$11,689
11/30/2023	$11,625	$12,431
12/31/2023	$11,871	$12,720
1/31/2024	$11,876	$12,655
2/29/2024	$11,894	$12,671
3/31/2024	$11,899	$12,671
4/30/2024	$11,795	$12,514
5/31/2024	$11,801	$12,477
6/30/2024	$11,953	$12,669

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C	2.60	0.17	1.80
Class C with Load	1.60	0.17	1.80
Bloomberg Municipal Bond Index	3.21	1.16	2.39

AssetsNet	$ 6,829,137,098		$ 6,829,137,098	$ 6,829,137,098
Holdings Count | Holding	1,448		1,448	1,448
Advisory Fees Paid, Amount	$ 21,563,144
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$6,829,137,098
# of portfolio holdings	1,448
Portfolio turnover rate	15%
Total advisory fees paid	$21,563,144
	1 Year	5 Years	10 Years
Class C	2.60	0.17	1.80
Class C with Load	1.60	0.17	1.80
Bloomberg Municipal Bond Index	3.21	1.16	2.39

Holdings [Text Block]

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	12.4
1-3 years	16.3
3-5 years	14.3
5-10 years	17.0
10-20 years	16.3
20-30 years	22.7
30+ years	1.0

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

County of Clark, 5.00%, 5/1/2048	0.8
Regional Transportation District Sales Tax Revenue Fastracks Project Series A, 5.00%, 11/1/2041	0.8
Texas Water Development Board State Water Implementation Revenue Fund Series B, 5.00%, 4/15/2049	0.6
City of New York Series C, 5.25%, 3/1/2053	0.6
San Francisco City & County Airport Commission San Francisco International Airport Series B, 5.00%, 5/1/2046	0.6
South Carolina Public Service Authority Series E, 5.75%, 12/1/2047	0.5
Illinois Finance Authority University of Chicago Medical Center Obligated Group Series A, 5.00%, 8/15/2047	0.5
Main Street Natural Gas, Inc. Series C, 4.00%, 8/1/2052	0.4
Tennergy Corp. Series A, 4.00%, 12/1/2051	0.4
Kentucky Public Energy Authority Series A-1, 4.00%, 12/1/2049	0.4

Material Fund Change [Text Block]
C000205244
Shareholder Report [Line Items]
Fund Name	Municipal Bond Fund
Class Name	Class R6
Trading Symbol	WMBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Municipal Bond Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$39	0.38%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were positive security selection and credit quality allocation versus the benchmark. There were no significant detractors from the Fund’s relative performance for the period. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Line Graph [Table Text Block]
	Class R6	Bloomberg Municipal Bond Index
6/30/2014	$10,000	$10,000
7/31/2014	$10,024	$10,018
8/31/2014	$10,155	$10,139
9/30/2014	$10,190	$10,149
10/31/2014	$10,273	$10,219
11/30/2014	$10,287	$10,236
12/31/2014	$10,350	$10,288
1/31/2015	$10,495	$10,470
2/28/2015	$10,412	$10,362
3/31/2015	$10,428	$10,392
4/30/2015	$10,375	$10,338
5/31/2015	$10,323	$10,309
6/30/2015	$10,311	$10,300
7/31/2015	$10,380	$10,375
8/31/2015	$10,369	$10,395
9/30/2015	$10,470	$10,470
10/31/2015	$10,541	$10,512
11/30/2015	$10,621	$10,554
12/31/2015	$10,718	$10,628
1/31/2016	$10,807	$10,755
2/29/2016	$10,786	$10,771
3/31/2016	$10,857	$10,806
4/30/2016	$10,939	$10,885
5/31/2016	$11,020	$10,915
6/30/2016	$11,172	$11,088
7/31/2016	$11,168	$11,095
8/31/2016	$11,206	$11,110
9/30/2016	$11,182	$11,054
10/31/2016	$11,095	$10,938
11/30/2016	$10,672	$10,531
12/31/2016	$10,768	$10,654
1/31/2017	$10,802	$10,724
2/28/2017	$10,879	$10,799
3/31/2017	$10,934	$10,822
4/30/2017	$11,021	$10,901
5/31/2017	$11,184	$11,074
6/30/2017	$11,141	$11,034
7/31/2017	$11,238	$11,123
8/31/2017	$11,346	$11,208
9/30/2017	$11,355	$11,151
10/31/2017	$11,386	$11,178
11/30/2017	$11,350	$11,118
12/31/2017	$11,441	$11,235
1/31/2018	$11,352	$11,102
2/28/2018	$11,329	$11,069
3/31/2018	$11,385	$11,110
4/30/2018	$11,362	$11,070
5/31/2018	$11,496	$11,197
6/30/2018	$11,516	$11,207
7/31/2018	$11,548	$11,234
8/31/2018	$11,570	$11,263
9/30/2018	$11,511	$11,190
10/31/2018	$11,441	$11,121
11/30/2018	$11,552	$11,244
12/31/2018	$11,687	$11,379
1/31/2019	$11,765	$11,465
2/28/2019	$11,844	$11,526
3/31/2019	$12,026	$11,708
4/30/2019	$12,081	$11,752
5/31/2019	$12,249	$11,914
6/30/2019	$12,290	$11,958
7/31/2019	$12,377	$12,055
8/31/2019	$12,582	$12,245
9/30/2019	$12,506	$12,147
10/31/2019	$12,511	$12,168
11/30/2019	$12,540	$12,199
12/31/2019	$12,570	$12,236
1/31/2020	$12,799	$12,456
2/29/2020	$12,982	$12,617
3/31/2020	$12,370	$12,159
4/30/2020	$12,160	$12,006
5/31/2020	$12,510	$12,388
6/30/2020	$12,659	$12,490
7/31/2020	$12,866	$12,701
8/31/2020	$12,833	$12,641
9/30/2020	$12,838	$12,644
10/31/2020	$12,806	$12,606
11/30/2020	$13,016	$12,796
12/31/2020	$13,105	$12,874
1/31/2021	$13,193	$12,956
2/28/2021	$12,990	$12,750
3/31/2021	$13,067	$12,829
4/30/2021	$13,204	$12,936
5/31/2021	$13,268	$12,975
6/30/2021	$13,321	$13,010
7/31/2021	$13,434	$13,118
8/31/2021	$13,388	$13,070
9/30/2021	$13,280	$12,976
10/31/2021	$13,270	$12,938
11/30/2021	$13,385	$13,048
12/31/2021	$13,400	$13,069
1/31/2022	$13,064	$12,711
2/28/2022	$12,992	$12,666
3/31/2022	$12,618	$12,255
4/30/2022	$12,294	$11,916
5/31/2022	$12,447	$12,093
6/30/2022	$12,236	$11,895
7/31/2022	$12,517	$12,210
8/31/2022	$12,269	$11,942
9/30/2022	$11,893	$11,484
10/31/2022	$11,771	$11,388
11/30/2022	$12,274	$11,921
12/31/2022	$12,280	$11,955
1/31/2023	$12,606	$12,298
2/28/2023	$12,382	$12,020
3/31/2023	$12,582	$12,287
4/30/2023	$12,602	$12,259
5/31/2023	$12,532	$12,153
6/30/2023	$12,631	$12,274
7/31/2023	$12,665	$12,323
8/31/2023	$12,530	$12,146
9/30/2023	$12,225	$11,790
10/31/2023	$12,064	$11,689
11/30/2023	$12,745	$12,431
12/31/2023	$13,005	$12,720
1/31/2024	$13,014	$12,655
2/29/2024	$13,037	$12,671
3/31/2024	$13,047	$12,671
4/30/2024	$12,937	$12,514
5/31/2024	$12,947	$12,477
6/30/2024	$13,119	$12,669

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6Footnote Reference*	3.86	1.31	2.75
Bloomberg Municipal Bond Index	3.21	1.16	2.39

AssetsNet	$ 6,829,137,098		$ 6,829,137,098	$ 6,829,137,098
Holdings Count | Holding	1,448		1,448	1,448
Advisory Fees Paid, Amount	$ 21,563,144
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$6,829,137,098
# of portfolio holdings	1,448
Portfolio turnover rate	15%
Total advisory fees paid	$21,563,144
	1 Year	5 Years	10 Years
Class R6Footnote Reference*	3.86	1.31	2.75
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Footnote	Description
Footnote*	Historical performance shown for the Class R6 shares prior to their inception on July 31, 2018 reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

Holdings [Text Block]

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	12.4
1-3 years	16.3
3-5 years	14.3
5-10 years	17.0
10-20 years	16.3
20-30 years	22.7
30+ years	1.0

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

County of Clark, 5.00%, 5/1/2048	0.8
Regional Transportation District Sales Tax Revenue Fastracks Project Series A, 5.00%, 11/1/2041	0.8
Texas Water Development Board State Water Implementation Revenue Fund Series B, 5.00%, 4/15/2049	0.6
City of New York Series C, 5.25%, 3/1/2053	0.6
San Francisco City & County Airport Commission San Francisco International Airport Series B, 5.00%, 5/1/2046	0.6
South Carolina Public Service Authority Series E, 5.75%, 12/1/2047	0.5
Illinois Finance Authority University of Chicago Medical Center Obligated Group Series A, 5.00%, 8/15/2047	0.5
Main Street Natural Gas, Inc. Series C, 4.00%, 8/1/2052	0.4
Tennergy Corp. Series A, 4.00%, 12/1/2051	0.4
Kentucky Public Energy Authority Series A-1, 4.00%, 12/1/2049	0.4

Material Fund Change [Text Block]
C000064978
Shareholder Report [Line Items]
Fund Name	Municipal Bond Fund
Class Name	Institutional Class
Trading Symbol	WMBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Municipal Bond Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$44	0.43%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were positive security selection and credit quality allocation versus the benchmark. There were no significant detractors from the Fund’s relative performance for the period. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Line Graph [Table Text Block]
	Institutional Class	Bloomberg Municipal Bond Index
6/30/2014	$10,000	$10,000
7/31/2014	$10,024	$10,018
8/31/2014	$10,155	$10,139
9/30/2014	$10,190	$10,149
10/31/2014	$10,273	$10,219
11/30/2014	$10,287	$10,236
12/31/2014	$10,350	$10,288
1/31/2015	$10,495	$10,470
2/28/2015	$10,412	$10,362
3/31/2015	$10,428	$10,392
4/30/2015	$10,375	$10,338
5/31/2015	$10,323	$10,309
6/30/2015	$10,311	$10,300
7/31/2015	$10,380	$10,375
8/31/2015	$10,369	$10,395
9/30/2015	$10,470	$10,470
10/31/2015	$10,541	$10,512
11/30/2015	$10,621	$10,554
12/31/2015	$10,718	$10,628
1/31/2016	$10,807	$10,755
2/29/2016	$10,786	$10,771
3/31/2016	$10,857	$10,806
4/30/2016	$10,939	$10,885
5/31/2016	$11,020	$10,915
6/30/2016	$11,172	$11,088
7/31/2016	$11,168	$11,095
8/31/2016	$11,206	$11,110
9/30/2016	$11,182	$11,054
10/31/2016	$11,095	$10,938
11/30/2016	$10,672	$10,531
12/31/2016	$10,768	$10,654
1/31/2017	$10,802	$10,724
2/28/2017	$10,879	$10,799
3/31/2017	$10,934	$10,822
4/30/2017	$11,021	$10,901
5/31/2017	$11,184	$11,074
6/30/2017	$11,141	$11,034
7/31/2017	$11,238	$11,123
8/31/2017	$11,346	$11,208
9/30/2017	$11,355	$11,151
10/31/2017	$11,386	$11,178
11/30/2017	$11,350	$11,118
12/31/2017	$11,441	$11,235
1/31/2018	$11,352	$11,102
2/28/2018	$11,329	$11,069
3/31/2018	$11,385	$11,110
4/30/2018	$11,362	$11,070
5/31/2018	$11,496	$11,197
6/30/2018	$11,516	$11,207
7/31/2018	$11,548	$11,234
8/31/2018	$11,557	$11,263
9/30/2018	$11,499	$11,190
10/31/2018	$11,439	$11,121
11/30/2018	$11,550	$11,244
12/31/2018	$11,684	$11,379
1/31/2019	$11,762	$11,465
2/28/2019	$11,828	$11,526
3/31/2019	$12,021	$11,708
4/30/2019	$12,076	$11,752
5/31/2019	$12,232	$11,914
6/30/2019	$12,284	$11,958
7/31/2019	$12,371	$12,055
8/31/2019	$12,575	$12,245
9/30/2019	$12,487	$12,147
10/31/2019	$12,503	$12,168
11/30/2019	$12,532	$12,199
12/31/2019	$12,561	$12,236
1/31/2020	$12,789	$12,456
2/29/2020	$12,971	$12,617
3/31/2020	$12,347	$12,159
4/30/2020	$12,149	$12,006
5/31/2020	$12,498	$12,388
6/30/2020	$12,635	$12,490
7/31/2020	$12,853	$12,701
8/31/2020	$12,820	$12,641
9/30/2020	$12,824	$12,644
10/31/2020	$12,791	$12,606
11/30/2020	$12,989	$12,796
12/31/2020	$13,089	$12,874
1/31/2021	$13,177	$12,956
2/28/2021	$12,974	$12,750
3/31/2021	$13,049	$12,829
4/30/2021	$13,186	$12,936
5/31/2021	$13,249	$12,975
6/30/2021	$13,301	$13,010
7/31/2021	$13,414	$13,118
8/31/2021	$13,367	$13,070
9/30/2021	$13,259	$12,976
10/31/2021	$13,249	$12,938
11/30/2021	$13,362	$13,048
12/31/2021	$13,377	$13,069
1/31/2022	$13,041	$12,711
2/28/2022	$12,969	$12,666
3/31/2022	$12,595	$12,255
4/30/2022	$12,271	$11,916
5/31/2022	$12,410	$12,093
6/30/2022	$12,212	$11,895
7/31/2022	$12,492	$12,210
8/31/2022	$12,231	$11,942
9/30/2022	$11,868	$11,484
10/31/2022	$11,746	$11,388
11/30/2022	$12,247	$11,921
12/31/2022	$12,252	$11,955
1/31/2023	$12,577	$12,298
2/28/2023	$12,341	$12,020
3/31/2023	$12,553	$12,287
4/30/2023	$12,572	$12,259
5/31/2023	$12,502	$12,153
6/30/2023	$12,600	$12,274
7/31/2023	$12,633	$12,323
8/31/2023	$12,485	$12,146
9/30/2023	$12,180	$11,790
10/31/2023	$12,019	$11,689
11/30/2023	$12,698	$12,431
12/31/2023	$12,970	$12,720
1/31/2024	$12,978	$12,655
2/29/2024	$12,988	$12,671
3/31/2024	$13,010	$12,671
4/30/2024	$12,900	$12,514
5/31/2024	$12,896	$12,477
6/30/2024	$13,067	$12,669

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Class	3.70	1.24	2.71
Bloomberg Municipal Bond Index	3.21	1.16	2.39

AssetsNet	$ 6,829,137,098		$ 6,829,137,098	$ 6,829,137,098
Holdings Count | Holding	1,448		1,448	1,448
Advisory Fees Paid, Amount	$ 21,563,144
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$6,829,137,098
# of portfolio holdings	1,448
Portfolio turnover rate	15%
Total advisory fees paid	$21,563,144
	1 Year	5 Years	10 Years
Institutional Class	3.70	1.24	2.71
Bloomberg Municipal Bond Index	3.21	1.16	2.39

Holdings [Text Block]

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	12.4
1-3 years	16.3
3-5 years	14.3
5-10 years	17.0
10-20 years	16.3
20-30 years	22.7
30+ years	1.0

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

County of Clark, 5.00%, 5/1/2048	0.8
Regional Transportation District Sales Tax Revenue Fastracks Project Series A, 5.00%, 11/1/2041	0.8
Texas Water Development Board State Water Implementation Revenue Fund Series B, 5.00%, 4/15/2049	0.6
City of New York Series C, 5.25%, 3/1/2053	0.6
San Francisco City & County Airport Commission San Francisco International Airport Series B, 5.00%, 5/1/2046	0.6
South Carolina Public Service Authority Series E, 5.75%, 12/1/2047	0.5
Illinois Finance Authority University of Chicago Medical Center Obligated Group Series A, 5.00%, 8/15/2047	0.5
Main Street Natural Gas, Inc. Series C, 4.00%, 8/1/2052	0.4
Tennergy Corp. Series A, 4.00%, 12/1/2051	0.4
Kentucky Public Energy Authority Series A-1, 4.00%, 12/1/2049	0.4

Material Fund Change [Text Block]
C000218258
Shareholder Report [Line Items]
Fund Name	Municipal Sustainability Fund
Class Name	Administrator Class
Trading Symbol	WMSDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Municipal Sustainability Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that will occur after the reporting period.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$61	0.60%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were positive security selection, yield curve positioning, and credit quality allocation versus the benchmark. There were no significant detractors from the Fund’s relative performance for the period. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Line Graph [Table Text Block]
	Administrator Class	Bloomberg Municipal Bond Index
2/28/2020	$10,000	$10,000
3/31/2020	$10,019	$9,637
4/30/2020	$9,817	$9,516
5/31/2020	$10,146	$9,819
6/30/2020	$10,232	$9,900
7/31/2020	$10,382	$10,067
8/31/2020	$10,346	$10,019
9/30/2020	$10,357	$10,021
10/31/2020	$10,331	$9,991
11/30/2020	$10,453	$10,142
12/31/2020	$10,555	$10,204
1/31/2021	$10,672	$10,269
2/28/2021	$10,481	$10,106
3/31/2021	$10,542	$10,168
4/30/2021	$10,656	$10,253
5/31/2021	$10,712	$10,284
6/30/2021	$10,764	$10,312
7/31/2021	$10,847	$10,398
8/31/2021	$10,811	$10,360
9/30/2021	$10,724	$10,285
10/31/2021	$10,703	$10,255
11/30/2021	$10,786	$10,342
12/31/2021	$10,785	$10,359
1/31/2022	$10,485	$10,075
2/28/2022	$10,422	$10,039
3/31/2022	$10,106	$9,714
4/30/2022	$9,821	$9,445
5/31/2022	$9,909	$9,585
6/30/2022	$9,759	$9,428
7/31/2022	$9,993	$9,677
8/31/2022	$9,769	$9,465
9/30/2022	$9,446	$9,102
10/31/2022	$9,384	$9,026
11/30/2022	$9,747	$9,449
12/31/2022	$9,758	$9,476
1/31/2023	$10,001	$9,748
2/28/2023	$9,810	$9,527
3/31/2023	$9,981	$9,739
4/30/2023	$9,967	$9,717
5/31/2023	$9,901	$9,632
6/30/2023	$9,963	$9,729
7/31/2023	$9,993	$9,767
8/31/2023	$9,886	$9,627
9/30/2023	$9,662	$9,345
10/31/2023	$9,528	$9,265
11/30/2023	$10,066	$9,853
12/31/2023	$10,303	$10,082
1/31/2024	$10,287	$10,031
2/29/2024	$10,300	$10,044
3/31/2024	$10,296	$10,043
4/30/2024	$10,206	$9,919
5/31/2024	$10,208	$9,890
6/30/2024	$10,368	$10,041

Average Annual Return [Table Text Block]
	1 Year	Since Inception (February 28, 2020)
Administrator Class	4.07	0.84
Bloomberg Municipal Bond Index	3.21	0.10

Performance Inception Date			Feb. 28, 2020
AssetsNet	$ 30,415,623		$ 30,415,623	$ 30,415,623
Holdings Count | Holding	72		72	72
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$30,415,623
# of portfolio holdings	72
Portfolio turnover rate	9%
Total advisory fees paid	$0
	1 Year	Since Inception (February 28, 2020)
Administrator Class	4.07	0.84
Bloomberg Municipal Bond Index	3.21	0.10

Holdings [Text Block]

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	11.2
1-3 years	18.8
3-5 years	15.5
5-10 years	18.9
10-20 years	12.9
20-30 years	22.7

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

University of Utah Series B, 5.00%, 8/1/2042	3.6
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series D-2, 5.50%, 5/15/2052	2.6
Passaic County Improvement Authority Paterson Arts & Science Charter School, 5.25%, 7/1/2043	2.3
Public Building Commission of Chicago, 5.25%, 3/1/2031	2.2
King County Public Hospital District No. 1, 5.00%, 12/1/2026	2.1
Illinois Finance Authority Lawndale Educational & Regional Network Charter School Obligated Group, 4.00%, 11/1/2051	2.1
Lancaster County Hospital Authority Penn State Health Obligated Group, 5.00%, 11/1/2051	2.1
Maryland Water Infrastructure Financing Administration Bay Restoration Fund, 3.15%, 3/1/2028	2.1
Southwestern Illinois Development Authority Hospital Sisters Services Obligated Group Series A, 5.00%, 2/15/2025	1.9
City of Detroit Series C, 6.00%, 5/1/2043	1.9

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since the beginning of the period.

At a meeting held on August 13-14, 2024, the Board of Trustees unanimously approved the liquidation of the Fund, which is expected to occur on or about the close of business on October 9, 2024.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since the beginning of the period.
C000218260
Shareholder Report [Line Items]
Fund Name	Municipal Sustainability Fund
Class Name	Class A
Trading Symbol	WMSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Municipal Sustainability Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that will occur after the reporting period.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$76	0.75%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were positive security selection, yield curve positioning, and credit quality allocation versus the benchmark. There were no significant detractors from the Fund’s relative performance for the period. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Line Graph [Table Text Block]
	Class A with Load	Bloomberg Municipal Bond Index
2/28/2020	$9,551	$10,000
3/31/2020	$9,568	$9,637
4/30/2020	$9,374	$9,516
5/31/2020	$9,687	$9,819
6/30/2020	$9,768	$9,900
7/31/2020	$9,910	$10,067
8/31/2020	$9,874	$10,019
9/30/2020	$9,883	$10,021
10/31/2020	$9,858	$9,991
11/30/2020	$9,973	$10,142
12/31/2020	$10,068	$10,204
1/31/2021	$10,179	$10,269
2/28/2021	$9,996	$10,106
3/31/2021	$10,053	$10,168
4/30/2021	$10,160	$10,253
5/31/2021	$10,213	$10,284
6/30/2021	$10,261	$10,312
7/31/2021	$10,338	$10,398
8/31/2021	$10,302	$10,360
9/30/2021	$10,219	$10,285
10/31/2021	$10,198	$10,255
11/30/2021	$10,275	$10,342
12/31/2021	$10,273	$10,359
1/31/2022	$9,986	$10,075
2/28/2022	$9,924	$10,039
3/31/2022	$9,622	$9,714
4/30/2022	$9,350	$9,445
5/31/2022	$9,433	$9,585
6/30/2022	$9,289	$9,428
7/31/2022	$9,510	$9,677
8/31/2022	$9,296	$9,465
9/30/2022	$8,987	$9,102
10/31/2022	$8,927	$9,026
11/30/2022	$9,271	$9,449
12/31/2022	$9,281	$9,476
1/31/2023	$9,511	$9,748
2/28/2023	$9,327	$9,527
3/31/2023	$9,489	$9,739
4/30/2023	$9,475	$9,717
5/31/2023	$9,410	$9,632
6/30/2023	$9,463	$9,729
7/31/2023	$9,490	$9,767
8/31/2023	$9,388	$9,627
9/30/2023	$9,174	$9,345
10/31/2023	$9,046	$9,265
11/30/2023	$9,555	$9,853
12/31/2023	$9,774	$10,082
1/31/2024	$9,757	$10,031
2/29/2024	$9,768	$10,044
3/31/2024	$9,763	$10,043
4/30/2024	$9,677	$9,919
5/31/2024	$9,677	$9,890
6/30/2024	$9,828	$10,041

Average Annual Return [Table Text Block]
	1 Year	Since Inception (February 28, 2020)
Class A	3.86	0.66
Class A with Load	(0.81)	(0.40)
Bloomberg Municipal Bond Index	3.21	0.10

Performance Inception Date			Feb. 28, 2020
AssetsNet	$ 30,415,623		$ 30,415,623	$ 30,415,623
Holdings Count | Holding	72		72	72
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$30,415,623
# of portfolio holdings	72
Portfolio turnover rate	9%
Total advisory fees paid	$0
	1 Year	Since Inception (February 28, 2020)
Class A	3.86	0.66
Class A with Load	(0.81)	(0.40)
Bloomberg Municipal Bond Index	3.21	0.10

Holdings [Text Block]

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	11.2
1-3 years	18.8
3-5 years	15.5
5-10 years	18.9
10-20 years	12.9
20-30 years	22.7

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

University of Utah Series B, 5.00%, 8/1/2042	3.6
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series D-2, 5.50%, 5/15/2052	2.6
Passaic County Improvement Authority Paterson Arts & Science Charter School, 5.25%, 7/1/2043	2.3
Public Building Commission of Chicago, 5.25%, 3/1/2031	2.2
King County Public Hospital District No. 1, 5.00%, 12/1/2026	2.1
Illinois Finance Authority Lawndale Educational & Regional Network Charter School Obligated Group, 4.00%, 11/1/2051	2.1
Lancaster County Hospital Authority Penn State Health Obligated Group, 5.00%, 11/1/2051	2.1
Maryland Water Infrastructure Financing Administration Bay Restoration Fund, 3.15%, 3/1/2028	2.1
Southwestern Illinois Development Authority Hospital Sisters Services Obligated Group Series A, 5.00%, 2/15/2025	1.9
City of Detroit Series C, 6.00%, 5/1/2043	1.9

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since the beginning of the period.

At a meeting held on August 13-14, 2024, the Board of Trustees unanimously approved the liquidation of the Fund, which is expected to occur on or about the close of business on October 9, 2024.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since the beginning of the period.
C000218261
Shareholder Report [Line Items]
Fund Name	Municipal Sustainability Fund
Class Name	Class C
Trading Symbol	WMSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Municipal Sustainability Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that will occur after the reporting period.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$59	0.57%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were positive security selection, yield curve positioning, and credit quality allocation versus the benchmark. There were no significant detractors from the Fund’s relative performance for the period. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Line Graph [Table Text Block]
	Class C with Load	Bloomberg Municipal Bond Index
2/28/2020	$10,000	$10,000
3/31/2020	$10,014	$9,637
4/30/2020	$9,804	$9,516
5/31/2020	$10,125	$9,819
6/30/2020	$10,204	$9,900
7/31/2020	$10,345	$10,067
8/31/2020	$10,301	$10,019
9/30/2020	$10,304	$10,021
10/31/2020	$10,266	$9,991
11/30/2020	$10,385	$10,142
12/31/2020	$10,477	$10,204
1/31/2021	$10,586	$10,269
2/28/2021	$10,390	$10,106
3/31/2021	$10,444	$10,168
4/30/2021	$10,549	$10,253
5/31/2021	$10,593	$10,284
6/30/2021	$10,642	$10,312
7/31/2021	$10,717	$10,398
8/31/2021	$10,669	$10,360
9/30/2021	$10,577	$10,285
10/31/2021	$10,555	$10,255
11/30/2021	$10,628	$10,342
12/31/2021	$10,616	$10,359
1/31/2022	$10,319	$10,075
2/28/2022	$10,245	$10,039
3/31/2022	$9,958	$9,714
4/30/2022	$9,691	$9,445
5/31/2022	$9,776	$9,585
6/30/2022	$9,621	$9,428
7/31/2022	$9,853	$9,677
8/31/2022	$9,626	$9,465
9/30/2022	$9,299	$9,102
10/31/2022	$9,233	$9,026
11/30/2022	$9,582	$9,449
12/31/2022	$9,592	$9,476
1/31/2023	$9,817	$9,748
2/28/2023	$9,629	$9,527
3/31/2023	$9,785	$9,739
4/30/2023	$9,765	$9,717
5/31/2023	$9,696	$9,632
6/30/2023	$9,804	$9,729
7/31/2023	$10,011	$9,767
8/31/2023	$10,072	$9,627
9/30/2023	$9,930	$9,345
10/31/2023	$9,845	$9,265
11/30/2023	$10,397	$9,853
12/31/2023	$10,626	$10,082
1/31/2024	$10,602	$10,031
2/29/2024	$10,607	$10,044
3/31/2024	$10,601	$10,043
4/30/2024	$10,501	$9,919
5/31/2024	$10,495	$9,890
6/30/2024	$10,651	$10,041

Average Annual Return [Table Text Block]
	1 Year	Since Inception (February 28, 2020)
Class C	8.64	1.46
Class C with Load	7.64	1.46
Bloomberg Municipal Bond Index	3.21	0.10

Performance Inception Date			Feb. 28, 2020
AssetsNet	$ 30,415,623		$ 30,415,623	$ 30,415,623
Holdings Count | Holding	72		72	72
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$30,415,623
# of portfolio holdings	72
Portfolio turnover rate	9%
Total advisory fees paid	$0
	1 Year	Since Inception (February 28, 2020)
Class C	8.64	1.46
Class C with Load	7.64	1.46
Bloomberg Municipal Bond Index	3.21	0.10

Holdings [Text Block]

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	11.2
1-3 years	18.8
3-5 years	15.5
5-10 years	18.9
10-20 years	12.9
20-30 years	22.7

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

University of Utah Series B, 5.00%, 8/1/2042	3.6
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series D-2, 5.50%, 5/15/2052	2.6
Passaic County Improvement Authority Paterson Arts & Science Charter School, 5.25%, 7/1/2043	2.3
Public Building Commission of Chicago, 5.25%, 3/1/2031	2.2
King County Public Hospital District No. 1, 5.00%, 12/1/2026	2.1
Illinois Finance Authority Lawndale Educational & Regional Network Charter School Obligated Group, 4.00%, 11/1/2051	2.1
Lancaster County Hospital Authority Penn State Health Obligated Group, 5.00%, 11/1/2051	2.1
Maryland Water Infrastructure Financing Administration Bay Restoration Fund, 3.15%, 3/1/2028	2.1
Southwestern Illinois Development Authority Hospital Sisters Services Obligated Group Series A, 5.00%, 2/15/2025	1.9
City of Detroit Series C, 6.00%, 5/1/2043	1.9

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since the beginning of the period.

At a meeting held on August 13-14, 2024, the Board of Trustees unanimously approved the liquidation of the Fund, which is expected to occur on or about the close of business on October 9, 2024.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since the beginning of the period.
C000218262
Shareholder Report [Line Items]
Fund Name	Municipal Sustainability Fund
Class Name	Class R6
Trading Symbol	WMSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Municipal Sustainability Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that will occur after the reporting period.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were positive security selection, yield curve positioning, and credit quality allocation versus the benchmark. There were no significant detractors from the Fund’s relative performance for the period. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Line Graph [Table Text Block]
	Class R6	Bloomberg Municipal Bond Index
2/28/2020	$10,000	$10,000
3/31/2020	$10,020	$9,637
4/30/2020	$9,820	$9,516
5/31/2020	$10,151	$9,819
6/30/2020	$10,239	$9,900
7/31/2020	$10,390	$10,067
8/31/2020	$10,356	$10,019
9/30/2020	$10,369	$10,021
10/31/2020	$10,345	$9,991
11/30/2020	$10,469	$10,142
12/31/2020	$10,572	$10,204
1/31/2021	$10,691	$10,269
2/28/2021	$10,502	$10,106
3/31/2021	$10,565	$10,168
4/30/2021	$10,681	$10,253
5/31/2021	$10,739	$10,284
6/30/2021	$10,793	$10,312
7/31/2021	$10,877	$10,398
8/31/2021	$10,843	$10,360
9/30/2021	$10,758	$10,285
10/31/2021	$10,739	$10,255
11/30/2021	$10,824	$10,342
12/31/2021	$10,825	$10,359
1/31/2022	$10,525	$10,075
2/28/2022	$10,463	$10,039
3/31/2022	$10,148	$9,714
4/30/2022	$9,864	$9,445
5/31/2022	$9,954	$9,585
6/30/2022	$9,805	$9,428
7/31/2022	$10,042	$9,677
8/31/2022	$9,818	$9,465
9/30/2022	$9,495	$9,102
10/31/2022	$9,434	$9,026
11/30/2022	$9,801	$9,449
12/31/2022	$9,814	$9,476
1/31/2023	$10,060	$9,748
2/28/2023	$9,868	$9,527
3/31/2023	$10,042	$9,739
4/30/2023	$10,030	$9,717
5/31/2023	$9,965	$9,632
6/30/2023	$10,034	$9,729
7/31/2023	$10,061	$9,767
8/31/2023	$9,960	$9,627
9/30/2023	$9,731	$9,345
10/31/2023	$9,604	$9,265
11/30/2023	$10,142	$9,853
12/31/2023	$10,377	$10,082
1/31/2024	$10,368	$10,031
2/29/2024	$10,382	$10,044
3/31/2024	$10,380	$10,043
4/30/2024	$10,291	$9,919
5/31/2024	$10,295	$9,890
6/30/2024	$10,458	$10,041

Average Annual Return [Table Text Block]
	1 Year	Since Inception (February 28, 2020)
Class R6	4.22	1.04
Bloomberg Municipal Bond Index	3.21	0.10

Performance Inception Date			Feb. 28, 2020
AssetsNet	$ 30,415,623		$ 30,415,623	$ 30,415,623
Holdings Count | Holding	72		72	72
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$30,415,623
# of portfolio holdings	72
Portfolio turnover rate	9%
Total advisory fees paid	$0
	1 Year	Since Inception (February 28, 2020)
Class R6	4.22	1.04
Bloomberg Municipal Bond Index	3.21	0.10

Holdings [Text Block]

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	11.2
1-3 years	18.8
3-5 years	15.5
5-10 years	18.9
10-20 years	12.9
20-30 years	22.7

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

University of Utah Series B, 5.00%, 8/1/2042	3.6
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series D-2, 5.50%, 5/15/2052	2.6
Passaic County Improvement Authority Paterson Arts & Science Charter School, 5.25%, 7/1/2043	2.3
Public Building Commission of Chicago, 5.25%, 3/1/2031	2.2
King County Public Hospital District No. 1, 5.00%, 12/1/2026	2.1
Illinois Finance Authority Lawndale Educational & Regional Network Charter School Obligated Group, 4.00%, 11/1/2051	2.1
Lancaster County Hospital Authority Penn State Health Obligated Group, 5.00%, 11/1/2051	2.1
Maryland Water Infrastructure Financing Administration Bay Restoration Fund, 3.15%, 3/1/2028	2.1
Southwestern Illinois Development Authority Hospital Sisters Services Obligated Group Series A, 5.00%, 2/15/2025	1.9
City of Detroit Series C, 6.00%, 5/1/2043	1.9

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since the beginning of the period.

At a meeting held on August 13-14, 2024, the Board of Trustees unanimously approved the liquidation of the Fund, which is expected to occur on or about the close of business on October 9, 2024.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since the beginning of the period.
C000218259
Shareholder Report [Line Items]
Fund Name	Municipal Sustainability Fund
Class Name	Institutional Class
Trading Symbol	WMSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Municipal Sustainability Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that will occur after the reporting period.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were positive security selection, yield curve positioning, and credit quality allocation versus the benchmark. There were no significant detractors from the Fund’s relative performance for the period. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Line Graph [Table Text Block]
	Institutional Class	Bloomberg Municipal Bond Index
2/28/2020	$10,000	$10,000
3/31/2020	$10,020	$9,637
4/30/2020	$9,819	$9,516
5/31/2020	$10,150	$9,819
6/30/2020	$10,237	$9,900
7/31/2020	$10,388	$10,067
8/31/2020	$10,354	$10,019
9/30/2020	$10,365	$10,021
10/31/2020	$10,341	$9,991
11/30/2020	$10,465	$10,142
12/31/2020	$10,568	$10,204
1/31/2021	$10,686	$10,269
2/28/2021	$10,497	$10,106
3/31/2021	$10,560	$10,168
4/30/2021	$10,675	$10,253
5/31/2021	$10,732	$10,284
6/30/2021	$10,786	$10,312
7/31/2021	$10,875	$10,398
8/31/2021	$10,835	$10,360
9/30/2021	$10,750	$10,285
10/31/2021	$10,730	$10,255
11/30/2021	$10,814	$10,342
12/31/2021	$10,815	$10,359
1/31/2022	$10,515	$10,075
2/28/2022	$10,453	$10,039
3/31/2022	$10,137	$9,714
4/30/2022	$9,853	$9,445
5/31/2022	$9,942	$9,585
6/30/2022	$9,793	$9,428
7/31/2022	$10,030	$9,677
8/31/2022	$9,806	$9,465
9/30/2022	$9,483	$9,102
10/31/2022	$9,422	$9,026
11/30/2022	$9,787	$9,449
12/31/2022	$9,800	$9,476
1/31/2023	$10,045	$9,748
2/28/2023	$9,854	$9,527
3/31/2023	$10,027	$9,739
4/30/2023	$10,014	$9,717
5/31/2023	$9,949	$9,632
6/30/2023	$10,018	$9,729
7/31/2023	$10,044	$9,767
8/31/2023	$9,943	$9,627
9/30/2023	$9,714	$9,345
10/31/2023	$9,586	$9,265
11/30/2023	$10,123	$9,853
12/31/2023	$10,357	$10,082
1/31/2024	$10,347	$10,031
2/29/2024	$10,361	$10,044
3/31/2024	$10,359	$10,043
4/30/2024	$10,270	$9,919
5/31/2024	$10,273	$9,890
6/30/2024	$10,435	$10,041

Average Annual Return [Table Text Block]
	1 Year	Since Inception (February 28, 2020)
Institutional Class	4.17	0.99
Bloomberg Municipal Bond Index	3.21	0.10

Performance Inception Date			Feb. 28, 2020
AssetsNet	$ 30,415,623		$ 30,415,623	$ 30,415,623
Holdings Count | Holding	72		72	72
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$30,415,623
# of portfolio holdings	72
Portfolio turnover rate	9%
Total advisory fees paid	$0
	1 Year	Since Inception (February 28, 2020)
Institutional Class	4.17	0.99
Bloomberg Municipal Bond Index	3.21	0.10

Holdings [Text Block]

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	11.2
1-3 years	18.8
3-5 years	15.5
5-10 years	18.9
10-20 years	12.9
20-30 years	22.7

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

University of Utah Series B, 5.00%, 8/1/2042	3.6
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series D-2, 5.50%, 5/15/2052	2.6
Passaic County Improvement Authority Paterson Arts & Science Charter School, 5.25%, 7/1/2043	2.3
Public Building Commission of Chicago, 5.25%, 3/1/2031	2.2
King County Public Hospital District No. 1, 5.00%, 12/1/2026	2.1
Illinois Finance Authority Lawndale Educational & Regional Network Charter School Obligated Group, 4.00%, 11/1/2051	2.1
Lancaster County Hospital Authority Penn State Health Obligated Group, 5.00%, 11/1/2051	2.1
Maryland Water Infrastructure Financing Administration Bay Restoration Fund, 3.15%, 3/1/2028	2.1
Southwestern Illinois Development Authority Hospital Sisters Services Obligated Group Series A, 5.00%, 2/15/2025	1.9
City of Detroit Series C, 6.00%, 5/1/2043	1.9

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since the beginning of the period.

At a meeting held on August 13-14, 2024, the Board of Trustees unanimously approved the liquidation of the Fund, which is expected to occur on or about the close of business on October 9, 2024.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since the beginning of the period.
C000089441
Shareholder Report [Line Items]
Fund Name	Pennsylvania Tax-Free Fund
Class Name	Class A
Trading Symbol	EKVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pennsylvania Tax-Free Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$76	0.74%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were positive credit quality allocation, yield curve positioning, and security selection versus the performance benchmark, Bloomberg Pennsylvania Municipal Bond Index. Sector allocation detracted slightly from the Fund’s relative performance. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Line Graph [Table Text Block]
	Class A with Load	Bloomberg Municipal Bond Index	Bloomberg Pennsylvania Municipal Bond Index
6/30/2014	$9,549	$10,000	$10,000
7/31/2014	$9,595	$10,018	$10,030
8/31/2014	$9,730	$10,139	$10,154
9/30/2014	$9,750	$10,149	$10,167
10/31/2014	$9,820	$10,219	$10,237
11/30/2014	$9,841	$10,236	$10,251
12/31/2014	$9,903	$10,288	$10,306
1/31/2015	$10,056	$10,470	$10,491
2/28/2015	$9,977	$10,362	$10,374
3/31/2015	$10,015	$10,392	$10,408
4/30/2015	$9,986	$10,338	$10,355
5/31/2015	$9,980	$10,309	$10,330
6/30/2015	$9,973	$10,300	$10,318
7/31/2015	$10,045	$10,375	$10,405
8/31/2015	$10,065	$10,395	$10,435
9/30/2015	$10,129	$10,470	$10,506
10/31/2015	$10,166	$10,512	$10,539
11/30/2015	$10,204	$10,554	$10,595
12/31/2015	$10,265	$10,628	$10,671
1/31/2016	$10,360	$10,755	$10,798
2/29/2016	$10,370	$10,771	$10,812
3/31/2016	$10,389	$10,806	$10,854
4/30/2016	$10,450	$10,885	$10,931
5/31/2016	$10,467	$10,915	$10,970
6/30/2016	$10,633	$11,088	$11,147
7/31/2016	$10,633	$11,095	$11,151
8/31/2016	$10,650	$11,110	$11,164
9/30/2016	$10,596	$11,054	$11,099
10/31/2016	$10,489	$10,938	$10,984
11/30/2016	$10,098	$10,531	$10,562
12/31/2016	$10,213	$10,654	$10,697
1/31/2017	$10,238	$10,724	$10,762
2/28/2017	$10,301	$10,799	$10,834
3/31/2017	$10,337	$10,822	$10,875
4/30/2017	$10,409	$10,901	$10,957
5/31/2017	$10,553	$11,074	$11,136
6/30/2017	$10,545	$11,034	$11,123
7/31/2017	$10,599	$11,123	$11,197
8/31/2017	$10,681	$11,208	$11,289
9/30/2017	$10,646	$11,151	$11,214
10/31/2017	$10,665	$11,178	$11,251
11/30/2017	$10,630	$11,118	$11,217
12/31/2017	$10,722	$11,235	$11,340
1/31/2018	$10,631	$11,102	$11,196
2/28/2018	$10,606	$11,069	$11,152
3/31/2018	$10,635	$11,110	$11,202
4/30/2018	$10,601	$11,070	$11,165
5/31/2018	$10,705	$11,197	$11,296
6/30/2018	$10,716	$11,207	$11,310
7/31/2018	$10,736	$11,234	$11,335
8/31/2018	$10,746	$11,263	$11,375
9/30/2018	$10,701	$11,190	$11,304
10/31/2018	$10,655	$11,121	$11,224
11/30/2018	$10,742	$11,244	$11,349
12/31/2018	$10,857	$11,379	$11,506
1/31/2019	$10,934	$11,465	$11,598
2/28/2019	$10,984	$11,526	$11,668
3/31/2019	$11,128	$11,708	$11,873
4/30/2019	$11,157	$11,752	$11,927
5/31/2019	$11,311	$11,914	$12,097
6/30/2019	$11,359	$11,958	$12,147
7/31/2019	$11,446	$12,055	$12,247
8/31/2019	$11,610	$12,245	$12,461
9/30/2019	$11,532	$12,147	$12,359
10/31/2019	$11,531	$12,168	$12,385
11/30/2019	$11,540	$12,199	$12,407
12/31/2019	$11,568	$12,236	$12,455
1/31/2020	$11,742	$12,456	$12,688
2/29/2020	$11,888	$12,617	$12,866
3/31/2020	$11,473	$12,159	$12,422
4/30/2020	$11,312	$12,006	$12,215
5/31/2020	$11,565	$12,388	$12,609
6/30/2020	$11,660	$12,490	$12,716
7/31/2020	$11,796	$12,701	$12,930
8/31/2020	$11,774	$12,641	$12,884
9/30/2020	$11,791	$12,644	$12,923
10/31/2020	$11,777	$12,606	$12,882
11/30/2020	$11,913	$12,796	$13,065
12/31/2020	$11,989	$12,874	$13,131
1/31/2021	$12,075	$12,956	$13,258
2/28/2021	$11,950	$12,750	$13,037
3/31/2021	$11,993	$12,829	$13,120
4/30/2021	$12,098	$12,936	$13,231
5/31/2021	$12,153	$12,975	$13,276
6/30/2021	$12,188	$13,010	$13,325
7/31/2021	$12,282	$13,118	$13,443
8/31/2021	$12,244	$13,070	$13,390
9/30/2021	$12,145	$12,976	$13,295
10/31/2021	$12,137	$12,938	$13,248
11/30/2021	$12,232	$13,048	$13,360
12/31/2021	$12,245	$13,069	$13,374
1/31/2022	$11,960	$12,711	$13,018
2/28/2022	$11,892	$12,666	$12,972
3/31/2022	$11,585	$12,255	$12,548
4/30/2022	$11,258	$11,916	$12,196
5/31/2022	$11,346	$12,093	$12,335
6/30/2022	$11,173	$11,895	$12,128
7/31/2022	$11,397	$12,210	$12,453
8/31/2022	$11,182	$11,942	$12,190
9/30/2022	$10,820	$11,484	$11,701
10/31/2022	$10,730	$11,388	$11,593
11/30/2022	$11,126	$11,921	$12,132
12/31/2022	$11,142	$11,955	$12,164
1/31/2023	$11,423	$12,298	$12,531
2/28/2023	$11,197	$12,020	$12,258
3/31/2023	$11,373	$12,287	$12,524
4/30/2023	$11,380	$12,259	$12,499
5/31/2023	$11,301	$12,153	$12,379
6/30/2023	$11,393	$12,274	$12,522
7/31/2023	$11,411	$12,323	$12,595
8/31/2023	$11,277	$12,146	$12,381
9/30/2023	$11,004	$11,790	$12,034
10/31/2023	$10,849	$11,689	$11,920
11/30/2023	$11,486	$12,431	$12,660
12/31/2023	$11,733	$12,720	$12,973
1/31/2024	$11,739	$12,655	$12,922
2/29/2024	$11,748	$12,671	$12,951
3/31/2024	$11,777	$12,671	$12,965
4/30/2024	$11,653	$12,514	$12,808
5/31/2024	$11,671	$12,477	$12,768
6/30/2024	$11,856	$12,669	$12,965

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	4.06	0.86	2.19
Class A with Load	(0.62)	(0.07)	1.72
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg Pennsylvania Municipal Bond Index	3.54	1.31	2.63

AssetsNet	$ 92,660,687		$ 92,660,687	$ 92,660,687
Holdings Count | Holding	118		118	118
Advisory Fees Paid, Amount	$ 218,953
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$92,660,687
# of portfolio holdings	118
Portfolio turnover rate	10%
Total advisory fees paid	$218,953
	1 Year	5 Years	10 Years
Class A	4.06	0.86	2.19
Class A with Load	(0.62)	(0.07)	1.72
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg Pennsylvania Municipal Bond Index	3.54	1.31	2.63

Holdings [Text Block]

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	16.1
1-3 years	15.2
3-5 years	11.8
5-10 years	13.6
10-20 years	18.1
20-30 years	25.2

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Bucks County Water & Sewer Authority Series A, 5.25%, 12/1/2047	2.6
City of Philadelphia Water & Wastewater Revenue Series A, 5.00%, 10/1/2038	2.3
Cumberland County Municipal Authority Diakon Lutheran Social Ministries Obligated Group, 5.00%, 1/1/2028	2.3
Pennsylvania Turnpike Commission Series 1st, 5.00%, 12/1/2043	2.1
Huntingdon County General Authority Juniata College Series T, 5.00%, 10/1/2051	2.1
Allegheny County Hospital Development Authority Health Network Obligated Group Series A, 4.00%, 4/1/2044	1.8
Southeastern Pennsylvania Transportation Authority, 5.25%, 6/1/2042	1.8
Pennsylvania Turnpike Commission Series A, 5.25%, 12/1/2053	1.8
Lehigh County Authority City Division Fund, 0.00%, 12/1/2030	1.7
Allegheny County Airport Authority Series A, 5.00%, 1/1/2051	1.7

Material Fund Change [Text Block]
C000089443
Shareholder Report [Line Items]
Fund Name	Pennsylvania Tax-Free Fund
Class Name	Class C
Trading Symbol	EKVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pennsylvania Tax-Free Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$151	1.49%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were positive credit quality allocation, yield curve positioning, and security selection versus the performance benchmark, Bloomberg Pennsylvania Municipal Bond Index. Sector allocation detracted slightly from the Fund’s relative performance. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Line Graph [Table Text Block]
	Class C with Load	Bloomberg Municipal Bond Index	Bloomberg Pennsylvania Municipal Bond Index
6/30/2014	$10,000	$10,000	$10,000
7/31/2014	$10,041	$10,018	$10,030
8/31/2014	$10,177	$10,139	$10,154
9/30/2014	$10,192	$10,149	$10,167
10/31/2014	$10,258	$10,219	$10,237
11/30/2014	$10,274	$10,236	$10,251
12/31/2014	$10,332	$10,288	$10,306
1/31/2015	$10,485	$10,470	$10,491
2/28/2015	$10,397	$10,362	$10,374
3/31/2015	$10,430	$10,392	$10,408
4/30/2015	$10,393	$10,338	$10,355
5/31/2015	$10,380	$10,309	$10,330
6/30/2015	$10,366	$10,300	$10,318
7/31/2015	$10,434	$10,375	$10,405
8/31/2015	$10,449	$10,395	$10,435
9/30/2015	$10,509	$10,470	$10,506
10/31/2015	$10,541	$10,512	$10,539
11/30/2015	$10,564	$10,554	$10,595
12/31/2015	$10,630	$10,628	$10,671
1/31/2016	$10,713	$10,755	$10,798
2/29/2016	$10,716	$10,771	$10,812
3/31/2016	$10,729	$10,806	$10,854
4/30/2016	$10,795	$10,885	$10,931
5/31/2016	$10,805	$10,915	$10,970
6/30/2016	$10,970	$11,088	$11,147
7/31/2016	$10,963	$11,095	$11,151
8/31/2016	$10,974	$11,110	$11,164
9/30/2016	$10,911	$11,054	$11,099
10/31/2016	$10,794	$10,938	$10,984
11/30/2016	$10,385	$10,531	$10,562
12/31/2016	$10,496	$10,654	$10,697
1/31/2017	$10,516	$10,724	$10,762
2/28/2017	$10,574	$10,799	$10,834
3/31/2017	$10,595	$10,822	$10,875
4/30/2017	$10,672	$10,901	$10,957
5/31/2017	$10,813	$11,074	$11,136
6/30/2017	$10,797	$11,034	$11,123
7/31/2017	$10,846	$11,123	$11,197
8/31/2017	$10,923	$11,208	$11,289
9/30/2017	$10,880	$11,151	$11,214
10/31/2017	$10,893	$11,178	$11,251
11/30/2017	$10,850	$11,118	$11,217
12/31/2017	$10,937	$11,235	$11,340
1/31/2018	$10,838	$11,102	$11,196
2/28/2018	$10,806	$11,069	$11,152
3/31/2018	$10,829	$11,110	$11,202
4/30/2018	$10,786	$11,070	$11,165
5/31/2018	$10,886	$11,197	$11,296
6/30/2018	$10,881	$11,207	$11,310
7/31/2018	$10,904	$11,234	$11,335
8/31/2018	$10,907	$11,263	$11,375
9/30/2018	$10,854	$11,190	$11,304
10/31/2018	$10,801	$11,121	$11,224
11/30/2018	$10,883	$11,244	$11,349
12/31/2018	$10,992	$11,379	$11,506
1/31/2019	$11,063	$11,465	$11,598
2/28/2019	$11,107	$11,526	$11,668
3/31/2019	$11,246	$11,708	$11,873
4/30/2019	$11,268	$11,752	$11,927
5/31/2019	$11,417	$11,914	$12,097
6/30/2019	$11,459	$11,958	$12,147
7/31/2019	$11,539	$12,055	$12,247
8/31/2019	$11,697	$12,245	$12,461
9/30/2019	$11,611	$12,147	$12,359
10/31/2019	$11,603	$12,168	$12,385
11/30/2019	$11,605	$12,199	$12,407
12/31/2019	$11,626	$12,236	$12,455
1/31/2020	$11,794	$12,456	$12,688
2/29/2020	$11,933	$12,617	$12,866
3/31/2020	$11,508	$12,159	$12,422
4/30/2020	$11,339	$12,006	$12,215
5/31/2020	$11,586	$12,388	$12,609
6/30/2020	$11,675	$12,490	$12,716
7/31/2020	$11,803	$12,701	$12,930
8/31/2020	$11,773	$12,641	$12,884
9/30/2020	$11,783	$12,644	$12,923
10/31/2020	$11,761	$12,606	$12,882
11/30/2020	$11,890	$12,796	$13,065
12/31/2020	$11,948	$12,874	$13,131
1/31/2021	$12,036	$12,956	$13,258
2/28/2021	$11,895	$12,750	$13,037
3/31/2021	$11,940	$12,829	$13,120
4/30/2021	$12,038	$12,936	$13,231
5/31/2021	$12,084	$12,975	$13,276
6/30/2021	$12,111	$13,010	$13,325
7/31/2021	$12,198	$13,118	$13,443
8/31/2021	$12,142	$13,070	$13,390
9/30/2021	$12,046	$12,976	$13,295
10/31/2021	$12,020	$12,938	$13,248
11/30/2021	$12,118	$13,048	$13,360
12/31/2021	$12,125	$13,069	$13,374
1/31/2022	$11,826	$12,711	$13,018
2/28/2022	$11,761	$12,666	$12,972
3/31/2022	$11,449	$12,255	$12,548
4/30/2022	$11,117	$11,916	$12,196
5/31/2022	$11,196	$12,093	$12,335
6/30/2022	$11,017	$11,895	$12,128
7/31/2022	$11,238	$12,210	$12,453
8/31/2022	$11,026	$11,942	$12,190
9/30/2022	$10,669	$11,484	$11,701
10/31/2022	$10,581	$11,388	$11,593
11/30/2022	$10,971	$11,921	$12,132
12/31/2022	$10,987	$11,955	$12,164
1/31/2023	$11,264	$12,298	$12,531
2/28/2023	$11,041	$12,020	$12,258
3/31/2023	$11,215	$12,287	$12,524
4/30/2023	$11,221	$12,259	$12,499
5/31/2023	$11,143	$12,153	$12,379
6/30/2023	$11,234	$12,274	$12,522
7/31/2023	$11,251	$12,323	$12,595
8/31/2023	$11,120	$12,146	$12,381
9/30/2023	$10,850	$11,790	$12,034
10/31/2023	$10,697	$11,689	$11,920
11/30/2023	$11,326	$12,431	$12,660
12/31/2023	$11,569	$12,720	$12,973
1/31/2024	$11,575	$12,655	$12,922
2/29/2024	$11,584	$12,671	$12,951
3/31/2024	$11,612	$12,671	$12,965
4/30/2024	$11,490	$12,514	$12,808
5/31/2024	$11,508	$12,477	$12,768
6/30/2024	$11,691	$12,669	$12,965

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C	3.29	0.10	1.57
Class C with Load	2.29	0.10	1.57
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg Pennsylvania Municipal Bond Index	3.54	1.31	2.63

AssetsNet	$ 92,660,687		$ 92,660,687	$ 92,660,687
Holdings Count | Holding	118		118	118
Advisory Fees Paid, Amount	$ 218,953
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$92,660,687
# of portfolio holdings	118
Portfolio turnover rate	10%
Total advisory fees paid	$218,953
	1 Year	5 Years	10 Years
Class C	3.29	0.10	1.57
Class C with Load	2.29	0.10	1.57
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg Pennsylvania Municipal Bond Index	3.54	1.31	2.63

Holdings [Text Block]

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	16.1
1-3 years	15.2
3-5 years	11.8
5-10 years	13.6
10-20 years	18.1
20-30 years	25.2

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Bucks County Water & Sewer Authority Series A, 5.25%, 12/1/2047	2.6
City of Philadelphia Water & Wastewater Revenue Series A, 5.00%, 10/1/2038	2.3
Cumberland County Municipal Authority Diakon Lutheran Social Ministries Obligated Group, 5.00%, 1/1/2028	2.3
Pennsylvania Turnpike Commission Series 1st, 5.00%, 12/1/2043	2.1
Huntingdon County General Authority Juniata College Series T, 5.00%, 10/1/2051	2.1
Allegheny County Hospital Development Authority Health Network Obligated Group Series A, 4.00%, 4/1/2044	1.8
Southeastern Pennsylvania Transportation Authority, 5.25%, 6/1/2042	1.8
Pennsylvania Turnpike Commission Series A, 5.25%, 12/1/2053	1.8
Lehigh County Authority City Division Fund, 0.00%, 12/1/2030	1.7
Allegheny County Airport Authority Series A, 5.00%, 1/1/2051	1.7

Material Fund Change [Text Block]
C000089444
Shareholder Report [Line Items]
Fund Name	Pennsylvania Tax-Free Fund
Class Name	Institutional Class
Trading Symbol	EKVYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pennsylvania Tax-Free Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were positive credit quality allocation, yield curve positioning, and security selection versus the performance benchmark, Bloomberg Pennsylvania Municipal Bond Index. Sector allocation detracted slightly from the Fund’s relative performance. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Line Graph [Table Text Block]
	Institutional Class	Bloomberg Municipal Bond Index	Bloomberg Pennsylvania Municipal Bond Index
6/30/2014	$10,000	$10,000	$10,000
7/31/2014	$10,050	$10,018	$10,030
8/31/2014	$10,194	$10,139	$10,154
9/30/2014	$10,217	$10,149	$10,167
10/31/2014	$10,293	$10,219	$10,237
11/30/2014	$10,316	$10,236	$10,251
12/31/2014	$10,383	$10,288	$10,306
1/31/2015	$10,547	$10,470	$10,491
2/28/2015	$10,466	$10,362	$10,374
3/31/2015	$10,507	$10,392	$10,408
4/30/2015	$10,479	$10,338	$10,355
5/31/2015	$10,475	$10,309	$10,330
6/30/2015	$10,470	$10,300	$10,318
7/31/2015	$10,547	$10,375	$10,405
8/31/2015	$10,571	$10,395	$10,435
9/30/2015	$10,640	$10,470	$10,506
10/31/2015	$10,682	$10,512	$10,539
11/30/2015	$10,723	$10,554	$10,595
12/31/2015	$10,790	$10,628	$10,671
1/31/2016	$10,892	$10,755	$10,798
2/29/2016	$10,905	$10,771	$10,812
3/31/2016	$10,927	$10,806	$10,854
4/30/2016	$10,993	$10,885	$10,931
5/31/2016	$11,013	$10,915	$10,970
6/30/2016	$11,191	$11,088	$11,147
7/31/2016	$11,193	$11,095	$11,151
8/31/2016	$11,213	$11,110	$11,164
9/30/2016	$11,159	$11,054	$11,099
10/31/2016	$11,048	$10,938	$10,984
11/30/2016	$10,639	$10,531	$10,562
12/31/2016	$10,762	$10,654	$10,697
1/31/2017	$10,791	$10,724	$10,762
2/28/2017	$10,860	$10,799	$10,834
3/31/2017	$10,900	$10,822	$10,875
4/30/2017	$10,978	$10,901	$10,957
5/31/2017	$11,132	$11,074	$11,136
6/30/2017	$11,125	$11,034	$11,123
7/31/2017	$11,185	$11,123	$11,197
8/31/2017	$11,274	$11,208	$11,289
9/30/2017	$11,239	$11,151	$11,214
10/31/2017	$11,261	$11,178	$11,251
11/30/2017	$11,227	$11,118	$11,217
12/31/2017	$11,327	$11,235	$11,340
1/31/2018	$11,233	$11,102	$11,196
2/28/2018	$11,209	$11,069	$11,152
3/31/2018	$11,242	$11,110	$11,202
4/30/2018	$11,208	$11,070	$11,165
5/31/2018	$11,320	$11,197	$11,296
6/30/2018	$11,334	$11,207	$11,310
7/31/2018	$11,358	$11,234	$11,335
8/31/2018	$11,371	$11,263	$11,375
9/30/2018	$11,325	$11,190	$11,304
10/31/2018	$11,280	$11,121	$11,224
11/30/2018	$11,374	$11,244	$11,349
12/31/2018	$11,498	$11,379	$11,506
1/31/2019	$11,582	$11,465	$11,598
2/28/2019	$11,637	$11,526	$11,668
3/31/2019	$11,792	$11,708	$11,873
4/30/2019	$11,825	$11,752	$11,927
5/31/2019	$11,991	$11,914	$12,097
6/30/2019	$12,045	$11,958	$12,147
7/31/2019	$12,139	$12,055	$12,247
8/31/2019	$12,315	$12,245	$12,461
9/30/2019	$12,235	$12,147	$12,359
10/31/2019	$12,237	$12,168	$12,385
11/30/2019	$12,250	$12,199	$12,407
12/31/2019	$12,282	$12,236	$12,455
1/31/2020	$12,480	$12,456	$12,688
2/29/2020	$12,626	$12,617	$12,866
3/31/2020	$12,188	$12,159	$12,422
4/30/2020	$12,019	$12,006	$12,215
5/31/2020	$12,290	$12,388	$12,609
6/30/2020	$12,395	$12,490	$12,716
7/31/2020	$12,542	$12,701	$12,930
8/31/2020	$12,520	$12,641	$12,884
9/30/2020	$12,541	$12,644	$12,923
10/31/2020	$12,529	$12,606	$12,882
11/30/2020	$12,676	$12,796	$13,065
12/31/2020	$12,760	$12,874	$13,131
1/31/2021	$12,853	$12,956	$13,258
2/28/2021	$12,723	$12,750	$13,037
3/31/2021	$12,772	$12,829	$13,120
4/30/2021	$12,887	$12,936	$13,231
5/31/2021	$12,947	$12,975	$13,276
6/30/2021	$12,987	$13,010	$13,325
7/31/2021	$13,090	$13,118	$13,443
8/31/2021	$13,053	$13,070	$13,390
9/30/2021	$12,949	$12,976	$13,295
10/31/2021	$12,944	$12,938	$13,248
11/30/2021	$13,048	$13,048	$13,360
12/31/2021	$13,065	$13,069	$13,374
1/31/2022	$12,763	$12,711	$13,018
2/28/2022	$12,693	$12,666	$12,972
3/31/2022	$12,368	$12,255	$12,548
4/30/2022	$12,022	$11,916	$12,196
5/31/2022	$12,118	$12,093	$12,335
6/30/2022	$11,936	$11,895	$12,128
7/31/2022	$12,177	$12,210	$12,453
8/31/2022	$11,950	$11,942	$12,190
9/30/2022	$11,566	$11,484	$11,701
10/31/2022	$11,472	$11,388	$11,593
11/30/2022	$11,898	$11,921	$12,132
12/31/2022	$11,918	$11,955	$12,164
1/31/2023	$12,220	$12,298	$12,531
2/28/2023	$11,981	$12,020	$12,258
3/31/2023	$12,172	$12,287	$12,524
4/30/2023	$12,182	$12,259	$12,499
5/31/2023	$12,100	$12,153	$12,379
6/30/2023	$12,201	$12,274	$12,522
7/31/2023	$12,222	$12,323	$12,595
8/31/2023	$12,082	$12,146	$12,381
9/30/2023	$11,792	$11,790	$12,034
10/31/2023	$11,628	$11,689	$11,920
11/30/2023	$12,313	$12,431	$12,660
12/31/2023	$12,580	$12,720	$12,973
1/31/2024	$12,602	$12,655	$12,922
2/29/2024	$12,601	$12,671	$12,951
3/31/2024	$12,635	$12,671	$12,965
4/30/2024	$12,505	$12,514	$12,808
5/31/2024	$12,528	$12,477	$12,768
6/30/2024	$12,729	$12,669	$12,965

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Class	4.32	1.11	2.44
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg Pennsylvania Municipal Bond Index	3.54	1.31	2.63

AssetsNet	$ 92,660,687		$ 92,660,687	$ 92,660,687
Holdings Count | Holding	118		118	118
Advisory Fees Paid, Amount	$ 218,953
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$92,660,687
# of portfolio holdings	118
Portfolio turnover rate	10%
Total advisory fees paid	$218,953
	1 Year	5 Years	10 Years
Institutional Class	4.32	1.11	2.44
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg Pennsylvania Municipal Bond Index	3.54	1.31	2.63

Holdings [Text Block]

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	16.1
1-3 years	15.2
3-5 years	11.8
5-10 years	13.6
10-20 years	18.1
20-30 years	25.2

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Bucks County Water & Sewer Authority Series A, 5.25%, 12/1/2047	2.6
City of Philadelphia Water & Wastewater Revenue Series A, 5.00%, 10/1/2038	2.3
Cumberland County Municipal Authority Diakon Lutheran Social Ministries Obligated Group, 5.00%, 1/1/2028	2.3
Pennsylvania Turnpike Commission Series 1st, 5.00%, 12/1/2043	2.1
Huntingdon County General Authority Juniata College Series T, 5.00%, 10/1/2051	2.1
Allegheny County Hospital Development Authority Health Network Obligated Group Series A, 4.00%, 4/1/2044	1.8
Southeastern Pennsylvania Transportation Authority, 5.25%, 6/1/2042	1.8
Pennsylvania Turnpike Commission Series A, 5.25%, 12/1/2053	1.8
Lehigh County Authority City Division Fund, 0.00%, 12/1/2030	1.7
Allegheny County Airport Authority Series A, 5.00%, 1/1/2051	1.7

Material Fund Change [Text Block]
C000092789
Shareholder Report [Line Items]
Fund Name	Short-Term Municipal Bond Fund
Class Name	Administrator Class
Trading Symbol	WSTMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Municipal Bond Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$61	0.60%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were positive credit quality allocation, duration/yield curve positioning, and security selection versus the performance benchmark, Bloomberg 1-3 Year Composite Municipal Bond Index. There were no significant detractors from the Fund’s relative performance during the period. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Line Graph [Table Text Block]
	Administrator Class	Bloomberg Municipal Bond Index	Bloomberg 1-3 Year Composite Municipal Bond Index
6/30/2014	$10,000	$10,000	$10,000
7/31/2014	$9,998	$10,018	$10,004
8/31/2014	$10,025	$10,139	$10,019
9/30/2014	$10,023	$10,149	$10,019
10/31/2014	$10,030	$10,219	$10,026
11/30/2014	$10,037	$10,236	$10,032
12/31/2014	$10,033	$10,288	$10,015
1/31/2015	$10,060	$10,470	$10,056
2/28/2015	$10,057	$10,362	$10,047
3/31/2015	$10,044	$10,392	$10,046
4/30/2015	$10,042	$10,338	$10,044
5/31/2015	$10,019	$10,309	$10,034
6/30/2015	$10,017	$10,300	$10,045
7/31/2015	$10,036	$10,375	$10,069
8/31/2015	$10,034	$10,395	$10,083
9/30/2015	$10,044	$10,470	$10,107
10/31/2015	$10,064	$10,512	$10,125
11/30/2015	$10,073	$10,554	$10,108
12/31/2015	$10,079	$10,628	$10,104
1/31/2016	$10,109	$10,755	$10,152
2/29/2016	$10,108	$10,771	$10,179
3/31/2016	$10,098	$10,806	$10,159
4/30/2016	$10,129	$10,885	$10,178
5/31/2016	$10,129	$10,915	$10,176
6/30/2016	$10,160	$11,088	$10,211
7/31/2016	$10,180	$11,095	$10,235
8/31/2016	$10,180	$11,110	$10,221
9/30/2016	$10,169	$11,054	$10,189
10/31/2016	$10,159	$10,938	$10,187
11/30/2016	$10,056	$10,531	$10,099
12/31/2016	$10,057	$10,654	$10,124
1/31/2017	$10,089	$10,724	$10,178
2/28/2017	$10,111	$10,799	$10,224
3/31/2017	$10,111	$10,822	$10,223
4/30/2017	$10,144	$10,901	$10,246
5/31/2017	$10,176	$11,074	$10,283
6/30/2017	$10,177	$11,034	$10,264
7/31/2017	$10,209	$11,123	$10,298
8/31/2017	$10,240	$11,208	$10,332
9/30/2017	$10,240	$11,151	$10,309
10/31/2017	$10,251	$11,178	$10,308
11/30/2017	$10,220	$11,118	$10,235
12/31/2017	$10,231	$11,235	$10,250
1/31/2018	$10,233	$11,102	$10,271
2/28/2018	$10,235	$11,069	$10,282
3/31/2018	$10,237	$11,110	$10,275
4/30/2018	$10,240	$11,070	$10,255
5/31/2018	$10,274	$11,197	$10,300
6/30/2018	$10,298	$11,207	$10,338
7/31/2018	$10,310	$11,234	$10,366
8/31/2018	$10,323	$11,263	$10,362
9/30/2018	$10,305	$11,190	$10,331
10/31/2018	$10,298	$11,121	$10,333
11/30/2018	$10,334	$11,244	$10,375
12/31/2018	$10,380	$11,379	$10,429
1/31/2019	$10,416	$11,465	$10,474
2/28/2019	$10,442	$11,526	$10,503
3/31/2019	$10,477	$11,708	$10,541
4/30/2019	$10,493	$11,752	$10,545
5/31/2019	$10,529	$11,914	$10,598
6/30/2019	$10,566	$11,958	$10,639
7/31/2019	$10,601	$12,055	$10,687
8/31/2019	$10,626	$12,245	$10,708
9/30/2019	$10,598	$12,147	$10,669
10/31/2019	$10,622	$12,168	$10,708
11/30/2019	$10,636	$12,199	$10,730
12/31/2019	$10,660	$12,236	$10,749
1/31/2020	$10,715	$12,456	$10,803
2/29/2020	$10,750	$12,617	$10,833
3/31/2020	$10,559	$12,159	$10,732
4/30/2020	$10,550	$12,006	$10,751
5/31/2020	$10,659	$12,388	$10,909
6/30/2020	$10,713	$12,490	$10,920
7/31/2020	$10,768	$12,701	$10,966
8/31/2020	$10,780	$12,641	$10,967
9/30/2020	$10,791	$12,644	$10,977
10/31/2020	$10,792	$12,606	$10,964
11/30/2020	$10,824	$12,796	$10,986
12/31/2020	$10,858	$12,874	$11,003
1/31/2021	$10,880	$12,956	$11,025
2/28/2021	$10,837	$12,750	$11,003
3/31/2021	$10,859	$12,829	$11,022
4/30/2021	$10,880	$12,936	$11,039
5/31/2021	$10,890	$12,975	$11,042
6/30/2021	$10,890	$13,010	$11,042
7/31/2021	$10,910	$13,118	$11,068
8/31/2021	$10,909	$13,070	$11,065
9/30/2021	$10,875	$12,976	$11,047
10/31/2021	$10,864	$12,938	$11,038
11/30/2021	$10,886	$13,048	$11,041
12/31/2021	$10,875	$13,069	$11,042
1/31/2022	$10,754	$12,711	$10,914
2/28/2022	$10,721	$12,666	$10,892
3/31/2022	$10,610	$12,255	$10,756
4/30/2022	$10,510	$11,916	$10,681
5/31/2022	$10,576	$12,093	$10,786
6/30/2022	$10,555	$11,895	$10,783
7/31/2022	$10,644	$12,210	$10,873
8/31/2022	$10,558	$11,942	$10,758
9/30/2022	$10,427	$11,484	$10,616
10/31/2022	$10,409	$11,388	$10,621
11/30/2022	$10,558	$11,921	$10,786
12/31/2022	$10,573	$11,955	$10,792
1/31/2023	$10,688	$12,298	$10,912
2/28/2023	$10,594	$12,020	$10,781
3/31/2023	$10,699	$12,287	$10,922
4/30/2023	$10,682	$12,259	$10,880
5/31/2023	$10,655	$12,153	$10,842
6/30/2023	$10,708	$12,274	$10,902
7/31/2023	$10,727	$12,323	$10,926
8/31/2023	$10,725	$12,146	$10,917
9/30/2023	$10,644	$11,790	$10,841
10/31/2023	$10,643	$11,689	$10,863
11/30/2023	$10,859	$12,431	$11,077
12/31/2023	$10,950	$12,720	$11,162
1/31/2024	$10,960	$12,655	$11,148
2/29/2024	$10,982	$12,671	$11,163
3/31/2024	$10,992	$12,671	$11,153
4/30/2024	$10,980	$12,514	$11,133
5/31/2024	$10,991	$12,477	$11,143
6/30/2024	$11,070	$12,669	$11,219

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Administrator Class	3.38	0.94	1.02
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg 1-3 Year Composite Municipal Bond Index	2.91	1.07	1.16

AssetsNet	$ 1,718,746,476		$ 1,718,746,476	$ 1,718,746,476
Holdings Count | Holding	721		721	721
Advisory Fees Paid, Amount	$ 5,579,723
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$1,718,746,476
# of portfolio holdings	721
Portfolio turnover rate	24%
Total advisory fees paid	$5,579,723
	1 Year	5 Years	10 Years
Administrator Class	3.38	0.94	1.02
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg 1-3 Year Composite Municipal Bond Index	2.91	1.07	1.16

Holdings [Text Block]

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	33.6
1-3 years	36.2
3-5 years	16.9
5-10 years	11.8
10-20 years	1.0
20-30 years	0.5

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Connecticut State HEFA Yale University Series A, 4.45%, 7/1/2042	1.7
Kentucky Public Energy Authority Series B, 4.00%, 1/1/2049	1.2
Michigan Strategic Fund Consumers Energy Co., 1.80%, 10/1/2049	1.1
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series B2, 5.00%, 2/15/2051	1.1
City of Minneapolis Allina Health Obligated Group Series B, 5.00%, 11/15/2053	1.0
Minnesota Municipal Gas Agency Series B, 4.58%, 12/1/2052	0.9
State of Illinois Series B, 5.00%, 5/1/2030	0.9
Tohopekaliga Water Authority, 5.00%, 10/1/2025	0.8
Parish of St. John the Baptist Marathon Oil Corp. Series A-2, 2.10%, 6/1/2037	0.8
New York Transportation Development Corp. Delta Air Lines, Inc., 5.00%, 1/1/2025	0.8

Material Fund Change [Text Block]
C000064979
Shareholder Report [Line Items]
Fund Name	Short-Term Municipal Bond Fund
Class Name	Class A
Trading Symbol	WSMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Municipal Bond Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$64	0.63%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were positive credit quality allocation, duration/yield curve positioning, and security selection versus the performance benchmark, Bloomberg 1-3 Year Composite Municipal Bond Index. There were no significant detractors from the Fund’s relative performance during the period. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Line Graph [Table Text Block]
	Class A with Load	Bloomberg Municipal Bond Index	Bloomberg 1-3 Year Composite Municipal Bond Index
6/30/2014	$9,800	$10,000	$10,000
7/31/2014	$9,798	$10,018	$10,004
8/31/2014	$9,824	$10,139	$10,019
9/30/2014	$9,832	$10,149	$10,019
10/31/2014	$9,839	$10,219	$10,026
11/30/2014	$9,836	$10,236	$10,032
12/31/2014	$9,842	$10,288	$10,015
1/31/2015	$9,868	$10,470	$10,056
2/28/2015	$9,866	$10,362	$10,047
3/31/2015	$9,843	$10,392	$10,046
4/30/2015	$9,841	$10,338	$10,044
5/31/2015	$9,829	$10,309	$10,034
6/30/2015	$9,827	$10,300	$10,045
7/31/2015	$9,845	$10,375	$10,069
8/31/2015	$9,843	$10,395	$10,083
9/30/2015	$9,862	$10,470	$10,107
10/31/2015	$9,891	$10,512	$10,125
11/30/2015	$9,889	$10,554	$10,108
12/31/2015	$9,895	$10,628	$10,104
1/31/2016	$9,924	$10,755	$10,152
2/29/2016	$9,933	$10,771	$10,179
3/31/2016	$9,923	$10,806	$10,159
4/30/2016	$9,943	$10,885	$10,178
5/31/2016	$9,943	$10,915	$10,176
6/30/2016	$9,973	$11,088	$10,211
7/31/2016	$9,992	$11,095	$10,235
8/31/2016	$10,001	$11,110	$10,221
9/30/2016	$9,981	$11,054	$10,189
10/31/2016	$9,981	$10,938	$10,187
11/30/2016	$9,870	$10,531	$10,099
12/31/2016	$9,870	$10,654	$10,124
1/31/2017	$9,901	$10,724	$10,178
2/28/2017	$9,922	$10,799	$10,224
3/31/2017	$9,933	$10,822	$10,223
4/30/2017	$9,964	$10,901	$10,246
5/31/2017	$9,985	$11,074	$10,283
6/30/2017	$9,986	$11,034	$10,264
7/31/2017	$10,018	$11,123	$10,298
8/31/2017	$10,048	$11,208	$10,332
9/30/2017	$10,048	$11,151	$10,309
10/31/2017	$10,058	$11,178	$10,308
11/30/2017	$10,037	$11,118	$10,235
12/31/2017	$10,038	$11,235	$10,250
1/31/2018	$10,050	$11,102	$10,271
2/28/2018	$10,052	$11,069	$10,282
3/31/2018	$10,043	$11,110	$10,275
4/30/2018	$10,046	$11,070	$10,255
5/31/2018	$10,079	$11,197	$10,300
6/30/2018	$10,102	$11,207	$10,338
7/31/2018	$10,124	$11,234	$10,366
8/31/2018	$10,126	$11,263	$10,362
9/30/2018	$10,109	$11,190	$10,331
10/31/2018	$10,101	$11,121	$10,333
11/30/2018	$10,147	$11,244	$10,375
12/31/2018	$10,181	$11,379	$10,429
1/31/2019	$10,216	$11,465	$10,474
2/28/2019	$10,241	$11,526	$10,503
3/31/2019	$10,276	$11,708	$10,541
4/30/2019	$10,291	$11,752	$10,545
5/31/2019	$10,336	$11,914	$10,598
6/30/2019	$10,362	$11,958	$10,639
7/31/2019	$10,396	$12,055	$10,687
8/31/2019	$10,420	$12,245	$10,708
9/30/2019	$10,403	$12,147	$10,669
10/31/2019	$10,427	$12,168	$10,708
11/30/2019	$10,440	$12,199	$10,730
12/31/2019	$10,453	$12,236	$10,749
1/31/2020	$10,507	$12,456	$10,803
2/29/2020	$10,540	$12,617	$10,833
3/31/2020	$10,353	$12,159	$10,732
4/30/2020	$10,344	$12,006	$10,751
5/31/2020	$10,461	$12,388	$10,909
6/30/2020	$10,514	$12,490	$10,920
7/31/2020	$10,557	$12,701	$10,966
8/31/2020	$10,579	$12,641	$10,967
9/30/2020	$10,590	$12,644	$10,977
10/31/2020	$10,579	$12,606	$10,964
11/30/2020	$10,622	$12,796	$10,986
12/31/2020	$10,644	$12,874	$11,003
1/31/2021	$10,676	$12,956	$11,025
2/28/2021	$10,634	$12,750	$11,003
3/31/2021	$10,644	$12,829	$11,022
4/30/2021	$10,665	$12,936	$11,039
5/31/2021	$10,674	$12,975	$11,042
6/30/2021	$10,674	$13,010	$11,042
7/31/2021	$10,704	$13,118	$11,068
8/31/2021	$10,692	$13,070	$11,065
9/30/2021	$10,669	$12,976	$11,047
10/31/2021	$10,655	$12,938	$11,038
11/30/2021	$10,664	$13,048	$11,041
12/31/2021	$10,662	$13,069	$11,042
1/31/2022	$10,540	$12,711	$10,914
2/28/2022	$10,507	$12,666	$10,892
3/31/2022	$10,398	$12,255	$10,756
4/30/2022	$10,300	$11,916	$10,681
5/31/2022	$10,375	$12,093	$10,786
6/30/2022	$10,343	$11,895	$10,783
7/31/2022	$10,431	$12,210	$10,873
8/31/2022	$10,346	$11,942	$10,758
9/30/2022	$10,218	$11,484	$10,616
10/31/2022	$10,200	$11,388	$10,621
11/30/2022	$10,345	$11,921	$10,786
12/31/2022	$10,360	$11,955	$10,792
1/31/2023	$10,484	$12,298	$10,912
2/28/2023	$10,379	$12,020	$10,781
3/31/2023	$10,483	$12,287	$10,922
4/30/2023	$10,477	$12,259	$10,880
5/31/2023	$10,449	$12,153	$10,842
6/30/2023	$10,501	$12,274	$10,902
7/31/2023	$10,520	$12,323	$10,926
8/31/2023	$10,506	$12,146	$10,917
9/30/2023	$10,438	$11,790	$10,841
10/31/2023	$10,437	$11,689	$10,863
11/30/2023	$10,637	$12,431	$11,077
12/31/2023	$10,737	$12,720	$11,162
1/31/2024	$10,735	$12,655	$11,148
2/29/2024	$10,757	$12,671	$11,163
3/31/2024	$10,778	$12,671	$11,153
4/30/2024	$10,755	$12,514	$11,133
5/31/2024	$10,764	$12,477	$11,143
6/30/2024	$10,842	$12,669	$11,219

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	3.24	0.91	1.02
Class A with Load	1.17	0.50	0.81
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg 1-3 Year Composite Municipal Bond Index	2.91	1.07	1.16

AssetsNet	$ 1,718,746,476		$ 1,718,746,476	$ 1,718,746,476
Holdings Count | Holding	721		721	721
Advisory Fees Paid, Amount	$ 5,579,723
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$1,718,746,476
# of portfolio holdings	721
Portfolio turnover rate	24%
Total advisory fees paid	$5,579,723
	1 Year	5 Years	10 Years
Class A	3.24	0.91	1.02
Class A with Load	1.17	0.50	0.81
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg 1-3 Year Composite Municipal Bond Index	2.91	1.07	1.16

Holdings [Text Block]

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	33.6
1-3 years	36.2
3-5 years	16.9
5-10 years	11.8
10-20 years	1.0
20-30 years	0.5

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Connecticut State HEFA Yale University Series A, 4.45%, 7/1/2042	1.7
Kentucky Public Energy Authority Series B, 4.00%, 1/1/2049	1.2
Michigan Strategic Fund Consumers Energy Co., 1.80%, 10/1/2049	1.1
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series B2, 5.00%, 2/15/2051	1.1
City of Minneapolis Allina Health Obligated Group Series B, 5.00%, 11/15/2053	1.0
Minnesota Municipal Gas Agency Series B, 4.58%, 12/1/2052	0.9
State of Illinois Series B, 5.00%, 5/1/2030	0.9
Tohopekaliga Water Authority, 5.00%, 10/1/2025	0.8
Parish of St. John the Baptist Marathon Oil Corp. Series A-2, 2.10%, 6/1/2037	0.8
New York Transportation Development Corp. Delta Air Lines, Inc., 5.00%, 1/1/2025	0.8

Material Fund Change [Text Block]
C000020338
Shareholder Report [Line Items]
Fund Name	Short-Term Municipal Bond Fund
Class Name	Class C
Trading Symbol	WSSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Municipal Bond Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$140	1.38%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were positive credit quality allocation, duration/yield curve positioning, and security selection versus the performance benchmark, Bloomberg 1-3 Year Composite Municipal Bond Index. There were no significant detractors from the Fund’s relative performance during the period. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Line Graph [Table Text Block]
	Class C with Load	Bloomberg Municipal Bond Index	Bloomberg 1-3 Year Composite Municipal Bond Index
6/30/2014	$10,000	$10,000	$10,000
7/31/2014	$9,991	$10,018	$10,004
8/31/2014	$10,012	$10,139	$10,019
9/30/2014	$10,014	$10,149	$10,019
10/31/2014	$10,015	$10,219	$10,026
11/30/2014	$10,006	$10,236	$10,032
12/31/2014	$10,005	$10,288	$10,015
1/31/2015	$10,025	$10,470	$10,056
2/28/2015	$10,017	$10,362	$10,047
3/31/2015	$9,998	$10,392	$10,046
4/30/2015	$9,979	$10,338	$10,044
5/31/2015	$9,960	$10,309	$10,034
6/30/2015	$9,952	$10,300	$10,045
7/31/2015	$9,964	$10,375	$10,069
8/31/2015	$9,957	$10,395	$10,083
9/30/2015	$9,969	$10,470	$10,107
10/31/2015	$9,992	$10,512	$10,125
11/30/2015	$9,985	$10,554	$10,108
12/31/2015	$9,984	$10,628	$10,104
1/31/2016	$10,006	$10,755	$10,152
2/29/2016	$10,010	$10,771	$10,179
3/31/2016	$9,993	$10,806	$10,159
4/30/2016	$10,008	$10,885	$10,178
5/31/2016	$10,011	$10,915	$10,176
6/30/2016	$10,025	$11,088	$10,211
7/31/2016	$10,048	$11,095	$10,235
8/31/2016	$10,041	$11,110	$10,221
9/30/2016	$10,015	$11,054	$10,189
10/31/2016	$10,008	$10,938	$10,187
11/30/2016	$9,890	$10,531	$10,099
12/31/2016	$9,884	$10,654	$10,124
1/31/2017	$9,909	$10,724	$10,178
2/28/2017	$9,925	$10,799	$10,224
3/31/2017	$9,929	$10,822	$10,223
4/30/2017	$9,954	$10,901	$10,246
5/31/2017	$9,969	$11,074	$10,283
6/30/2017	$9,964	$11,034	$10,264
7/31/2017	$9,989	$11,123	$10,298
8/31/2017	$10,023	$11,208	$10,332
9/30/2017	$10,006	$11,151	$10,309
10/31/2017	$10,010	$11,178	$10,308
11/30/2017	$9,983	$11,118	$10,235
12/31/2017	$9,977	$11,235	$10,250
1/31/2018	$9,983	$11,102	$10,271
2/28/2018	$9,979	$11,069	$10,282
3/31/2018	$9,974	$11,110	$10,275
4/30/2018	$9,961	$11,070	$10,255
5/31/2018	$9,987	$11,197	$10,300
6/30/2018	$10,004	$11,207	$10,338
7/31/2018	$10,020	$11,234	$10,366
8/31/2018	$10,015	$11,263	$10,362
9/30/2018	$9,992	$11,190	$10,331
10/31/2018	$9,988	$11,121	$10,333
11/30/2018	$10,017	$11,244	$10,375
12/31/2018	$10,045	$11,379	$10,429
1/31/2019	$10,072	$11,465	$10,474
2/28/2019	$10,091	$11,526	$10,503
3/31/2019	$10,129	$11,708	$10,541
4/30/2019	$10,127	$11,752	$10,545
5/31/2019	$10,166	$11,914	$10,598
6/30/2019	$10,184	$11,958	$10,639
7/31/2019	$10,212	$12,055	$10,687
8/31/2019	$10,229	$12,245	$10,708
9/30/2019	$10,206	$12,147	$10,669
10/31/2019	$10,223	$12,168	$10,708
11/30/2019	$10,230	$12,199	$10,730
12/31/2019	$10,236	$12,236	$10,749
1/31/2020	$10,282	$12,456	$10,803
2/29/2020	$10,308	$12,617	$10,833
3/31/2020	$10,119	$12,159	$10,732
4/30/2020	$10,104	$12,006	$10,751
5/31/2020	$10,211	$12,388	$10,909
6/30/2020	$10,256	$12,490	$10,920
7/31/2020	$10,303	$12,701	$10,966
8/31/2020	$10,307	$12,641	$10,967
9/30/2020	$10,311	$12,644	$10,977
10/31/2020	$10,294	$12,606	$10,964
11/30/2020	$10,329	$12,796	$10,986
12/31/2020	$10,344	$12,874	$11,003
1/31/2021	$10,368	$12,956	$11,025
2/28/2021	$10,321	$12,750	$11,003
3/31/2021	$10,325	$12,829	$11,022
4/30/2021	$10,339	$12,936	$11,039
5/31/2021	$10,341	$12,975	$11,042
6/30/2021	$10,334	$13,010	$11,042
7/31/2021	$10,357	$13,118	$11,068
8/31/2021	$10,339	$13,070	$11,065
9/30/2021	$10,310	$12,976	$11,047
10/31/2021	$10,290	$12,938	$11,038
11/30/2021	$10,292	$13,048	$11,041
12/31/2021	$10,283	$13,069	$11,042
1/31/2022	$10,160	$12,711	$10,914
2/28/2022	$10,122	$12,666	$10,892
3/31/2022	$10,010	$12,255	$10,756
4/30/2022	$9,910	$11,916	$10,681
5/31/2022	$9,976	$12,093	$10,786
6/30/2022	$9,939	$11,895	$10,783
7/31/2022	$10,023	$12,210	$10,873
8/31/2022	$9,942	$11,942	$10,758
9/30/2022	$9,819	$11,484	$10,616
10/31/2022	$9,801	$11,388	$10,621
11/30/2022	$9,941	$11,921	$10,786
12/31/2022	$9,955	$11,955	$10,792
1/31/2023	$10,074	$12,298	$10,912
2/28/2023	$9,974	$12,020	$10,781
3/31/2023	$10,073	$12,287	$10,922
4/30/2023	$10,067	$12,259	$10,880
5/31/2023	$10,041	$12,153	$10,842
6/30/2023	$10,091	$12,274	$10,902
7/31/2023	$10,109	$12,323	$10,926
8/31/2023	$10,096	$12,146	$10,917
9/30/2023	$10,030	$11,790	$10,841
10/31/2023	$10,029	$11,689	$10,863
11/30/2023	$10,221	$12,431	$11,077
12/31/2023	$10,317	$12,720	$11,162
1/31/2024	$10,316	$12,655	$11,148
2/29/2024	$10,337	$12,671	$11,163
3/31/2024	$10,356	$12,671	$11,153
4/30/2024	$10,334	$12,514	$11,133
5/31/2024	$10,344	$12,477	$11,143
6/30/2024	$10,418	$12,669	$11,219

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C	2.47	0.15	0.41
Class C with Load	1.47	0.15	0.41
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg 1-3 Year Composite Municipal Bond Index	2.91	1.07	1.16

AssetsNet	$ 1,718,746,476		$ 1,718,746,476	$ 1,718,746,476
Holdings Count | Holding	721		721	721
Advisory Fees Paid, Amount	$ 5,579,723
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$1,718,746,476
# of portfolio holdings	721
Portfolio turnover rate	24%
Total advisory fees paid	$5,579,723
	1 Year	5 Years	10 Years
Class C	2.47	0.15	0.41
Class C with Load	1.47	0.15	0.41
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg 1-3 Year Composite Municipal Bond Index	2.91	1.07	1.16

Holdings [Text Block]

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	33.6
1-3 years	36.2
3-5 years	16.9
5-10 years	11.8
10-20 years	1.0
20-30 years	0.5

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Connecticut State HEFA Yale University Series A, 4.45%, 7/1/2042	1.7
Kentucky Public Energy Authority Series B, 4.00%, 1/1/2049	1.2
Michigan Strategic Fund Consumers Energy Co., 1.80%, 10/1/2049	1.1
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series B2, 5.00%, 2/15/2051	1.1
City of Minneapolis Allina Health Obligated Group Series B, 5.00%, 11/15/2053	1.0
Minnesota Municipal Gas Agency Series B, 4.58%, 12/1/2052	0.9
State of Illinois Series B, 5.00%, 5/1/2030	0.9
Tohopekaliga Water Authority, 5.00%, 10/1/2025	0.8
Parish of St. John the Baptist Marathon Oil Corp. Series A-2, 2.10%, 6/1/2037	0.8
New York Transportation Development Corp. Delta Air Lines, Inc., 5.00%, 1/1/2025	0.8

Material Fund Change [Text Block]
C000205246
Shareholder Report [Line Items]
Fund Name	Short-Term Municipal Bond Fund
Class Name	Class R6
Trading Symbol	WSSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Municipal Bond Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were positive credit quality allocation, duration/yield curve positioning, and security selection versus the performance benchmark, Bloomberg 1-3 Year Composite Municipal Bond Index. There were no significant detractors from the Fund’s relative performance during the period. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Line Graph [Table Text Block]
	Class R6	Bloomberg Municipal Bond Index	Bloomberg 1-3 Year Composite Municipal Bond Index
6/30/2014	$10,000	$10,000	$10,000
7/31/2014	$9,999	$10,018	$10,004
8/31/2014	$10,028	$10,139	$10,019
9/30/2014	$10,028	$10,149	$10,019
10/31/2014	$10,047	$10,219	$10,026
11/30/2014	$10,046	$10,236	$10,032
12/31/2014	$10,053	$10,288	$10,015
1/31/2015	$10,082	$10,470	$10,056
2/28/2015	$10,071	$10,362	$10,047
3/31/2015	$10,059	$10,392	$10,046
4/30/2015	$10,058	$10,338	$10,044
5/31/2015	$10,048	$10,309	$10,034
6/30/2015	$10,047	$10,300	$10,045
7/31/2015	$10,057	$10,375	$10,069
8/31/2015	$10,068	$10,395	$10,083
9/30/2015	$10,089	$10,470	$10,107
10/31/2015	$10,119	$10,512	$10,125
11/30/2015	$10,120	$10,554	$10,108
12/31/2015	$10,128	$10,628	$10,104
1/31/2016	$10,159	$10,755	$10,152
2/29/2016	$10,161	$10,771	$10,179
3/31/2016	$10,162	$10,806	$10,159
4/30/2016	$10,185	$10,885	$10,178
5/31/2016	$10,187	$10,915	$10,176
6/30/2016	$10,219	$11,088	$10,211
7/31/2016	$10,241	$11,095	$10,235
8/31/2016	$10,253	$11,110	$10,221
9/30/2016	$10,234	$11,054	$10,189
10/31/2016	$10,235	$10,938	$10,187
11/30/2016	$10,124	$10,531	$10,099
12/31/2016	$10,126	$10,654	$10,124
1/31/2017	$10,160	$10,724	$10,178
2/28/2017	$10,183	$10,799	$10,224
3/31/2017	$10,196	$10,822	$10,223
4/30/2017	$10,230	$10,901	$10,246
5/31/2017	$10,254	$11,074	$10,283
6/30/2017	$10,257	$11,034	$10,264
7/31/2017	$10,291	$11,123	$10,298
8/31/2017	$10,324	$11,208	$10,332
9/30/2017	$10,326	$11,151	$10,309
10/31/2017	$10,338	$11,178	$10,308
11/30/2017	$10,319	$11,118	$10,235
12/31/2017	$10,322	$11,235	$10,250
1/31/2018	$10,336	$11,102	$10,271
2/28/2018	$10,340	$11,069	$10,282
3/31/2018	$10,333	$11,110	$10,275
4/30/2018	$10,338	$11,070	$10,255
5/31/2018	$10,374	$11,197	$10,300
6/30/2018	$10,399	$11,207	$10,338
7/31/2018	$10,425	$11,234	$10,366
8/31/2018	$10,429	$11,263	$10,362
9/30/2018	$10,414	$11,190	$10,331
10/31/2018	$10,419	$11,121	$10,333
11/30/2018	$10,457	$11,244	$10,375
12/31/2018	$10,496	$11,379	$10,429
1/31/2019	$10,534	$11,465	$10,474
2/28/2019	$10,562	$11,526	$10,503
3/31/2019	$10,600	$11,708	$10,541
4/30/2019	$10,618	$11,752	$10,545
5/31/2019	$10,668	$11,914	$10,598
6/30/2019	$10,696	$11,958	$10,639
7/31/2019	$10,735	$12,055	$10,687
8/31/2019	$10,762	$12,245	$10,708
9/30/2019	$10,746	$12,147	$10,669
10/31/2019	$10,774	$12,168	$10,708
11/30/2019	$10,790	$12,199	$10,730
12/31/2019	$10,806	$12,236	$10,749
1/31/2020	$10,864	$12,456	$10,803
2/29/2020	$10,901	$12,617	$10,833
3/31/2020	$10,710	$12,159	$10,732
4/30/2020	$10,703	$12,006	$10,751
5/31/2020	$10,826	$12,388	$10,909
6/30/2020	$10,883	$12,490	$10,920
7/31/2020	$10,931	$12,701	$10,966
8/31/2020	$10,956	$12,641	$10,967
9/30/2020	$10,959	$12,644	$10,977
10/31/2020	$10,961	$12,606	$10,964
11/30/2020	$11,008	$12,796	$10,986
12/31/2020	$11,033	$12,874	$11,003
1/31/2021	$11,069	$12,956	$11,025
2/28/2021	$11,028	$12,750	$11,003
3/31/2021	$11,041	$12,829	$11,022
4/30/2021	$11,065	$12,936	$11,039
5/31/2021	$11,078	$12,975	$11,042
6/30/2021	$11,079	$13,010	$11,042
7/31/2021	$11,114	$13,118	$11,068
8/31/2021	$11,104	$13,070	$11,065
9/30/2021	$11,082	$12,976	$11,047
10/31/2021	$11,071	$12,938	$11,038
11/30/2021	$11,082	$13,048	$11,041
12/31/2021	$11,083	$13,069	$11,042
1/31/2022	$10,959	$12,711	$10,914
2/28/2022	$10,928	$12,666	$10,892
3/31/2022	$10,817	$12,255	$10,756
4/30/2022	$10,717	$11,916	$10,681
5/31/2022	$10,787	$12,093	$10,786
6/30/2022	$10,767	$11,895	$10,783
7/31/2022	$10,861	$12,210	$10,873
8/31/2022	$10,775	$11,942	$10,758
9/30/2022	$10,644	$11,484	$10,616
10/31/2022	$10,628	$11,388	$10,621
11/30/2022	$10,782	$11,921	$10,786
12/31/2022	$10,800	$11,955	$10,792
1/31/2023	$10,920	$12,298	$10,912
2/28/2023	$10,825	$12,020	$10,781
3/31/2023	$10,935	$12,287	$10,922
4/30/2023	$10,931	$12,259	$10,880
5/31/2023	$10,906	$12,153	$10,842
6/30/2023	$10,951	$12,274	$10,902
7/31/2023	$10,973	$12,323	$10,926
8/31/2023	$10,973	$12,146	$10,917
9/30/2023	$10,904	$11,790	$10,841
10/31/2023	$10,894	$11,689	$10,863
11/30/2023	$11,117	$12,431	$11,077
12/31/2023	$11,224	$12,720	$11,162
1/31/2024	$11,224	$12,655	$11,148
2/29/2024	$11,250	$12,671	$11,163
3/31/2024	$11,274	$12,671	$11,153
4/30/2024	$11,253	$12,514	$11,133
5/31/2024	$11,266	$12,477	$11,143
6/30/2024	$11,349	$12,669	$11,219

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6Footnote Reference*	3.63	1.19	1.27
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg 1-3 Year Composite Municipal Bond Index	2.91	1.07	1.16

AssetsNet	$ 1,718,746,476		$ 1,718,746,476	$ 1,718,746,476
Holdings Count | Holding	721		721	721
Advisory Fees Paid, Amount	$ 5,579,723
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$1,718,746,476
# of portfolio holdings	721
Portfolio turnover rate	24%
Total advisory fees paid	$5,579,723
	1 Year	5 Years	10 Years
Class R6Footnote Reference*	3.63	1.19	1.27
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg 1-3 Year Composite Municipal Bond Index	2.91	1.07	1.16
Footnote	Description
Footnote*	Historical performance shown for the Class R6 shares prior to their inception on July 31, 2018 reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

Holdings [Text Block]

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	33.6
1-3 years	36.2
3-5 years	16.9
5-10 years	11.8
10-20 years	1.0
20-30 years	0.5

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Connecticut State HEFA Yale University Series A, 4.45%, 7/1/2042	1.7
Kentucky Public Energy Authority Series B, 4.00%, 1/1/2049	1.2
Michigan Strategic Fund Consumers Energy Co., 1.80%, 10/1/2049	1.1
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series B2, 5.00%, 2/15/2051	1.1
City of Minneapolis Allina Health Obligated Group Series B, 5.00%, 11/15/2053	1.0
Minnesota Municipal Gas Agency Series B, 4.58%, 12/1/2052	0.9
State of Illinois Series B, 5.00%, 5/1/2030	0.9
Tohopekaliga Water Authority, 5.00%, 10/1/2025	0.8
Parish of St. John the Baptist Marathon Oil Corp. Series A-2, 2.10%, 6/1/2037	0.8
New York Transportation Development Corp. Delta Air Lines, Inc., 5.00%, 1/1/2025	0.8

Material Fund Change [Text Block]
C000064980
Shareholder Report [Line Items]
Fund Name	Short-Term Municipal Bond Fund
Class Name	Institutional Class
Trading Symbol	WSBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Municipal Bond Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were positive credit quality allocation, duration/yield curve positioning, and security selection versus the performance benchmark, Bloomberg 1-3 Year Composite Municipal Bond Index. There were no significant detractors from the Fund’s relative performance during the period. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Line Graph [Table Text Block]
	Institutional Class	Bloomberg Municipal Bond Index	Bloomberg 1-3 Year Composite Municipal Bond Index
6/30/2014	$10,000	$10,000	$10,000
7/31/2014	$9,999	$10,018	$10,004
8/31/2014	$10,028	$10,139	$10,019
9/30/2014	$10,028	$10,149	$10,019
10/31/2014	$10,047	$10,219	$10,026
11/30/2014	$10,046	$10,236	$10,032
12/31/2014	$10,053	$10,288	$10,015
1/31/2015	$10,082	$10,470	$10,056
2/28/2015	$10,071	$10,362	$10,047
3/31/2015	$10,059	$10,392	$10,046
4/30/2015	$10,058	$10,338	$10,044
5/31/2015	$10,048	$10,309	$10,034
6/30/2015	$10,047	$10,300	$10,045
7/31/2015	$10,057	$10,375	$10,069
8/31/2015	$10,068	$10,395	$10,083
9/30/2015	$10,089	$10,470	$10,107
10/31/2015	$10,119	$10,512	$10,125
11/30/2015	$10,120	$10,554	$10,108
12/31/2015	$10,128	$10,628	$10,104
1/31/2016	$10,159	$10,755	$10,152
2/29/2016	$10,161	$10,771	$10,179
3/31/2016	$10,162	$10,806	$10,159
4/30/2016	$10,185	$10,885	$10,178
5/31/2016	$10,187	$10,915	$10,176
6/30/2016	$10,219	$11,088	$10,211
7/31/2016	$10,241	$11,095	$10,235
8/31/2016	$10,253	$11,110	$10,221
9/30/2016	$10,234	$11,054	$10,189
10/31/2016	$10,235	$10,938	$10,187
11/30/2016	$10,124	$10,531	$10,099
12/31/2016	$10,126	$10,654	$10,124
1/31/2017	$10,160	$10,724	$10,178
2/28/2017	$10,183	$10,799	$10,224
3/31/2017	$10,196	$10,822	$10,223
4/30/2017	$10,230	$10,901	$10,246
5/31/2017	$10,254	$11,074	$10,283
6/30/2017	$10,257	$11,034	$10,264
7/31/2017	$10,291	$11,123	$10,298
8/31/2017	$10,324	$11,208	$10,332
9/30/2017	$10,326	$11,151	$10,309
10/31/2017	$10,338	$11,178	$10,308
11/30/2017	$10,319	$11,118	$10,235
12/31/2017	$10,322	$11,235	$10,250
1/31/2018	$10,336	$11,102	$10,271
2/28/2018	$10,340	$11,069	$10,282
3/31/2018	$10,333	$11,110	$10,275
4/30/2018	$10,338	$11,070	$10,255
5/31/2018	$10,374	$11,197	$10,300
6/30/2018	$10,399	$11,207	$10,338
7/31/2018	$10,425	$11,234	$10,366
8/31/2018	$10,429	$11,263	$10,362
9/30/2018	$10,413	$11,190	$10,331
10/31/2018	$10,407	$11,121	$10,333
11/30/2018	$10,445	$11,244	$10,375
12/31/2018	$10,493	$11,379	$10,429
1/31/2019	$10,531	$11,465	$10,474
2/28/2019	$10,559	$11,526	$10,503
3/31/2019	$10,597	$11,708	$10,541
4/30/2019	$10,614	$11,752	$10,545
5/31/2019	$10,652	$11,914	$10,598
6/30/2019	$10,691	$11,958	$10,639
7/31/2019	$10,729	$12,055	$10,687
8/31/2019	$10,756	$12,245	$10,708
9/30/2019	$10,740	$12,147	$10,669
10/31/2019	$10,756	$12,168	$10,708
11/30/2019	$10,783	$12,199	$10,730
12/31/2019	$10,798	$12,236	$10,749
1/31/2020	$10,855	$12,456	$10,803
2/29/2020	$10,892	$12,617	$10,833
3/31/2020	$10,701	$12,159	$10,732
4/30/2020	$10,694	$12,006	$10,751
5/31/2020	$10,816	$12,388	$10,909
6/30/2020	$10,873	$12,490	$10,920
7/31/2020	$10,920	$12,701	$10,966
8/31/2020	$10,944	$12,641	$10,967
9/30/2020	$10,947	$12,644	$10,977
10/31/2020	$10,949	$12,606	$10,964
11/30/2020	$10,995	$12,796	$10,986
12/31/2020	$11,020	$12,874	$11,003
1/31/2021	$11,055	$12,956	$11,025
2/28/2021	$11,013	$12,750	$11,003
3/31/2021	$11,026	$12,829	$11,022
4/30/2021	$11,050	$12,936	$11,039
5/31/2021	$11,062	$12,975	$11,042
6/30/2021	$11,063	$13,010	$11,042
7/31/2021	$11,086	$13,118	$11,068
8/31/2021	$11,086	$13,070	$11,065
9/30/2021	$11,053	$12,976	$11,047
10/31/2021	$11,053	$12,938	$11,038
11/30/2021	$11,064	$13,048	$11,041
12/31/2021	$11,063	$13,069	$11,042
1/31/2022	$10,940	$12,711	$10,914
2/28/2022	$10,908	$12,666	$10,892
3/31/2022	$10,797	$12,255	$10,756
4/30/2022	$10,697	$11,916	$10,681
5/31/2022	$10,766	$12,093	$10,786
6/30/2022	$10,746	$11,895	$10,783
7/31/2022	$10,839	$12,210	$10,873
8/31/2022	$10,753	$11,942	$10,758
9/30/2022	$10,622	$11,484	$10,616
10/31/2022	$10,605	$11,388	$10,621
11/30/2022	$10,758	$11,921	$10,786
12/31/2022	$10,776	$11,955	$10,792
1/31/2023	$10,895	$12,298	$10,912
2/28/2023	$10,800	$12,020	$10,781
3/31/2023	$10,909	$12,287	$10,922
4/30/2023	$10,894	$12,259	$10,880
5/31/2023	$10,868	$12,153	$10,842
6/30/2023	$10,924	$12,274	$10,902
7/31/2023	$10,945	$12,323	$10,926
8/31/2023	$10,945	$12,146	$10,917
9/30/2023	$10,864	$11,790	$10,841
10/31/2023	$10,865	$11,689	$10,863
11/30/2023	$11,087	$12,431	$11,077
12/31/2023	$11,182	$12,720	$11,162
1/31/2024	$11,194	$12,655	$11,148
2/29/2024	$11,218	$12,671	$11,163
3/31/2024	$11,230	$12,671	$11,153
4/30/2024	$11,220	$12,514	$11,133
5/31/2024	$11,233	$12,477	$11,143
6/30/2024	$11,315	$12,669	$11,219

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Class	3.58	1.14	1.24
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg 1-3 Year Composite Municipal Bond Index	2.91	1.07	1.16

AssetsNet	$ 1,718,746,476		$ 1,718,746,476	$ 1,718,746,476
Holdings Count | Holding	721		721	721
Advisory Fees Paid, Amount	$ 5,579,723
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$1,718,746,476
# of portfolio holdings	721
Portfolio turnover rate	24%
Total advisory fees paid	$5,579,723
	1 Year	5 Years	10 Years
Institutional Class	3.58	1.14	1.24
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg 1-3 Year Composite Municipal Bond Index	2.91	1.07	1.16

Holdings [Text Block]

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	33.6
1-3 years	36.2
3-5 years	16.9
5-10 years	11.8
10-20 years	1.0
20-30 years	0.5

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Connecticut State HEFA Yale University Series A, 4.45%, 7/1/2042	1.7
Kentucky Public Energy Authority Series B, 4.00%, 1/1/2049	1.2
Michigan Strategic Fund Consumers Energy Co., 1.80%, 10/1/2049	1.1
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series B2, 5.00%, 2/15/2051	1.1
City of Minneapolis Allina Health Obligated Group Series B, 5.00%, 11/15/2053	1.0
Minnesota Municipal Gas Agency Series B, 4.58%, 12/1/2052	0.9
State of Illinois Series B, 5.00%, 5/1/2030	0.9
Tohopekaliga Water Authority, 5.00%, 10/1/2025	0.8
Parish of St. John the Baptist Marathon Oil Corp. Series A-2, 2.10%, 6/1/2037	0.8
New York Transportation Development Corp. Delta Air Lines, Inc., 5.00%, 1/1/2025	0.8

Material Fund Change [Text Block]
C000089517
Shareholder Report [Line Items]
Fund Name	Strategic Municipal Bond Fund
Class Name	Administrator Class
Trading Symbol	VMPYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Strategic Municipal Bond Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$69	0.68%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were positive credit quality allocation, security selection, and yield curve positioning versus the performance benchmark, Bloomberg Short-Intermediate Municipal Bond Index. There were no significant detractors from the Fund’s relative performance during the period. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Line Graph [Table Text Block]
	Administrator Class	Bloomberg Municipal Bond Index	Bloomberg Short-Intermediate Municipal Bond Index
6/30/2014	$10,000	$10,000	$10,000
7/31/2014	$10,001	$10,018	$10,012
8/31/2014	$10,069	$10,139	$10,077
9/30/2014	$10,080	$10,149	$10,069
10/31/2014	$10,100	$10,219	$10,109
11/30/2014	$10,098	$10,236	$10,118
12/31/2014	$10,115	$10,288	$10,111
1/31/2015	$10,169	$10,470	$10,243
2/28/2015	$10,146	$10,362	$10,180
3/31/2015	$10,134	$10,392	$10,188
4/30/2015	$10,123	$10,338	$10,169
5/31/2015	$10,090	$10,309	$10,139
6/30/2015	$10,080	$10,300	$10,148
7/31/2015	$10,116	$10,375	$10,195
8/31/2015	$10,118	$10,395	$10,209
9/30/2015	$10,168	$10,470	$10,268
10/31/2015	$10,217	$10,512	$10,308
11/30/2015	$10,242	$10,554	$10,308
12/31/2015	$10,271	$10,628	$10,333
1/31/2016	$10,309	$10,755	$10,436
2/29/2016	$10,300	$10,771	$10,464
3/31/2016	$10,346	$10,806	$10,448
4/30/2016	$10,403	$10,885	$10,496
5/31/2016	$10,417	$10,915	$10,487
6/30/2016	$10,464	$11,088	$10,575
7/31/2016	$10,486	$11,095	$10,601
8/31/2016	$10,497	$11,110	$10,595
9/30/2016	$10,486	$11,054	$10,563
10/31/2016	$10,475	$10,938	$10,515
11/30/2016	$10,312	$10,531	$10,258
12/31/2016	$10,320	$10,654	$10,318
1/31/2017	$10,359	$10,724	$10,399
2/28/2017	$10,399	$10,799	$10,467
3/31/2017	$10,427	$10,822	$10,476
4/30/2017	$10,479	$10,901	$10,538
5/31/2017	$10,554	$11,074	$10,639
6/30/2017	$10,534	$11,034	$10,603
7/31/2017	$10,584	$11,123	$10,671
8/31/2017	$10,646	$11,208	$10,728
9/30/2017	$10,637	$11,151	$10,672
10/31/2017	$10,652	$11,178	$10,676
11/30/2017	$10,643	$11,118	$10,575
12/31/2017	$10,660	$11,235	$10,631
1/31/2018	$10,653	$11,102	$10,589
2/28/2018	$10,658	$11,069	$10,568
3/31/2018	$10,663	$11,110	$10,572
4/30/2018	$10,657	$11,070	$10,542
5/31/2018	$10,735	$11,197	$10,627
6/30/2018	$10,752	$11,207	$10,656
7/31/2018	$10,769	$11,234	$10,694
8/31/2018	$10,787	$11,263	$10,698
9/30/2018	$10,758	$11,190	$10,647
10/31/2018	$10,728	$11,121	$10,627
11/30/2018	$10,809	$11,244	$10,712
12/31/2018	$10,889	$11,379	$10,811
1/31/2019	$10,957	$11,465	$10,901
2/28/2019	$11,002	$11,526	$10,949
3/31/2019	$11,095	$11,708	$11,032
4/30/2019	$11,115	$11,752	$11,041
5/31/2019	$11,195	$11,914	$11,153
6/30/2019	$11,239	$11,958	$11,202
7/31/2019	$11,294	$12,055	$11,282
8/31/2019	$11,374	$12,245	$11,360
9/30/2019	$11,331	$12,147	$11,277
10/31/2019	$11,349	$12,168	$11,319
11/30/2019	$11,367	$12,199	$11,344
12/31/2019	$11,406	$12,236	$11,377
1/31/2020	$11,523	$12,456	$11,510
2/29/2020	$11,603	$12,617	$11,582
3/31/2020	$11,223	$12,159	$11,307
4/30/2020	$11,142	$12,006	$11,285
5/31/2020	$11,385	$12,388	$11,565
6/30/2020	$11,503	$12,490	$11,611
7/31/2020	$11,621	$12,701	$11,736
8/31/2020	$11,625	$12,641	$11,719
9/30/2020	$11,641	$12,644	$11,732
10/31/2020	$11,631	$12,606	$11,708
11/30/2020	$11,710	$12,796	$11,787
12/31/2020	$11,776	$12,874	$11,828
1/31/2021	$11,830	$12,956	$11,869
2/28/2021	$11,744	$12,750	$11,760
3/31/2021	$11,772	$12,829	$11,804
4/30/2021	$11,824	$12,936	$11,853
5/31/2021	$11,851	$12,975	$11,859
6/30/2021	$11,878	$13,010	$11,864
7/31/2021	$11,930	$13,118	$11,932
8/31/2021	$11,918	$13,070	$11,921
9/30/2021	$11,868	$12,976	$11,867
10/31/2021	$11,843	$12,938	$11,836
11/30/2021	$11,882	$13,048	$11,865
12/31/2021	$11,895	$13,069	$11,879
1/31/2022	$11,677	$12,711	$11,629
2/28/2022	$11,629	$12,666	$11,594
3/31/2022	$11,399	$12,255	$11,346
4/30/2022	$11,209	$11,916	$11,170
5/31/2022	$11,303	$12,093	$11,322
6/30/2022	$11,230	$11,895	$11,281
7/31/2022	$11,402	$12,210	$11,477
8/31/2022	$11,265	$11,942	$11,306
9/30/2022	$11,024	$11,484	$11,027
10/31/2022	$10,965	$11,388	$11,004
11/30/2022	$11,232	$11,921	$11,297
12/31/2022	$11,252	$11,955	$11,343
1/31/2023	$11,455	$12,298	$11,554
2/28/2023	$11,307	$12,020	$11,355
3/31/2023	$11,445	$12,287	$11,552
4/30/2023	$11,441	$12,259	$11,508
5/31/2023	$11,383	$12,153	$11,414
6/30/2023	$11,459	$12,274	$11,489
7/31/2023	$11,494	$12,323	$11,525
8/31/2023	$11,438	$12,146	$11,449
9/30/2023	$11,262	$11,790	$11,265
10/31/2023	$11,192	$11,689	$11,248
11/30/2023	$11,590	$12,431	$11,659
12/31/2023	$11,761	$12,720	$11,833
1/31/2024	$11,771	$12,655	$11,797
2/29/2024	$11,796	$12,671	$11,805
3/31/2024	$11,820	$12,671	$11,791
4/30/2024	$11,764	$12,514	$11,699
5/31/2024	$11,762	$12,477	$11,632
6/30/2024	$11,882	$12,669	$11,754

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Administrator Class	3.70	1.12	1.74
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg Short-Intermediate Municipal Bond Index	2.31	0.97	1.63

AssetsNet	$ 1,845,751,841		$ 1,845,751,841	$ 1,845,751,841
Holdings Count | Holding	870		870	870
Advisory Fees Paid, Amount	$ 6,978,245
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$1,845,751,841
# of portfolio holdings	870
Portfolio turnover rate	11%
Total advisory fees paid	$6,978,245
	1 Year	5 Years	10 Years
Administrator Class	3.70	1.12	1.74
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg Short-Intermediate Municipal Bond Index	2.31	0.97	1.63

Holdings [Text Block]

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	22.4
1-3 years	24.5
3-5 years	22.0
5-10 years	20.1
10-20 years	9.7
20-30 years	1.2
30+ years	0.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Main Street Natural Gas, Inc. Series C, 4.00%, 8/1/2052	1.5
Metropolitan Transportation Authority Series G-3, 4.31%, 11/1/2031	1.1
HEFA of the State of Missouri BJC Healthcare Obligated Group Series C, 5.00%, 5/1/2052	1.0
State of Connecticut Special Tax Revenue Series A, 5.00%, 8/1/2029	0.9
City of Dallas Waterworks & Sewer System Revenue Series A, 5.00%, 10/1/2029	0.9
California Community Choice Financing Authority Series C, 5.25%, 1/1/2054	0.9
Kentucky Public Energy Authority Series C, 4.00%, 2/1/2050	0.8
Kentucky Public Energy Authority Series B, 4.00%, 1/1/2049	0.8
Will County Community High School District No. 210 Lincoln-Way, 0.00%, 1/1/2025	0.8
Bay Area Toll Authority Series D, 4.18%, 4/1/2056	0.8

Material Fund Change [Text Block]
C000089514
Shareholder Report [Line Items]
Fund Name	Strategic Municipal Bond Fund
Class Name	Class A
Trading Symbol	VMPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Strategic Municipal Bond Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$80	0.79%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were positive credit quality allocation, security selection, and yield curve positioning versus the performance benchmark, Bloomberg Short-Intermediate Municipal Bond Index. There were no significant detractors from the Fund’s relative performance during the period. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Line Graph [Table Text Block]
	Class A with Load	Bloomberg Municipal Bond Index	Bloomberg Short-Intermediate Municipal Bond Index
6/30/2014	$9,596	$10,000	$10,000
7/31/2014	$9,596	$10,018	$10,012
8/31/2014	$9,649	$10,139	$10,077
9/30/2014	$9,659	$10,149	$10,069
10/31/2014	$9,677	$10,219	$10,109
11/30/2014	$9,685	$10,236	$10,118
12/31/2014	$9,689	$10,288	$10,111
1/31/2015	$9,740	$10,470	$10,243
2/28/2015	$9,717	$10,362	$10,180
3/31/2015	$9,704	$10,392	$10,188
4/30/2015	$9,693	$10,338	$10,169
5/31/2015	$9,660	$10,309	$10,139
6/30/2015	$9,650	$10,300	$10,148
7/31/2015	$9,683	$10,375	$10,195
8/31/2015	$9,684	$10,395	$10,209
9/30/2015	$9,742	$10,470	$10,268
10/31/2015	$9,787	$10,512	$10,308
11/30/2015	$9,800	$10,554	$10,308
12/31/2015	$9,838	$10,628	$10,333
1/31/2016	$9,872	$10,755	$10,436
2/29/2016	$9,852	$10,771	$10,464
3/31/2016	$9,895	$10,806	$10,448
4/30/2016	$9,949	$10,885	$10,496
5/31/2016	$9,960	$10,915	$10,487
6/30/2016	$10,004	$11,088	$10,575
7/31/2016	$10,025	$11,095	$10,601
8/31/2016	$10,045	$11,110	$10,595
9/30/2016	$10,034	$11,054	$10,563
10/31/2016	$10,011	$10,938	$10,515
11/30/2016	$9,855	$10,531	$10,258
12/31/2016	$9,873	$10,654	$10,318
1/31/2017	$9,909	$10,724	$10,399
2/28/2017	$9,946	$10,799	$10,467
3/31/2017	$9,971	$10,822	$10,476
4/30/2017	$10,020	$10,901	$10,538
5/31/2017	$10,079	$11,074	$10,639
6/30/2017	$10,070	$11,034	$10,603
7/31/2017	$10,117	$11,123	$10,671
8/31/2017	$10,175	$11,208	$10,728
9/30/2017	$10,165	$11,151	$10,672
10/31/2017	$10,178	$11,178	$10,676
11/30/2017	$10,156	$11,118	$10,575
12/31/2017	$10,183	$11,235	$10,631
1/31/2018	$10,164	$11,102	$10,589
2/28/2018	$10,167	$11,069	$10,568
3/31/2018	$10,171	$11,110	$10,572
4/30/2018	$10,176	$11,070	$10,542
5/31/2018	$10,237	$11,197	$10,627
6/30/2018	$10,253	$11,207	$10,656
7/31/2018	$10,279	$11,234	$10,694
8/31/2018	$10,296	$11,263	$10,698
9/30/2018	$10,266	$11,190	$10,647
10/31/2018	$10,237	$11,121	$10,627
11/30/2018	$10,301	$11,244	$10,712
12/31/2018	$10,389	$11,379	$10,811
1/31/2019	$10,452	$11,465	$10,901
2/28/2019	$10,495	$11,526	$10,949
3/31/2019	$10,570	$11,708	$11,032
4/30/2019	$10,588	$11,752	$11,041
5/31/2019	$10,675	$11,914	$11,153
6/30/2019	$10,705	$11,958	$11,202
7/31/2019	$10,768	$12,055	$11,282
8/31/2019	$10,843	$12,245	$11,360
9/30/2019	$10,801	$12,147	$11,277
10/31/2019	$10,817	$12,168	$11,319
11/30/2019	$10,833	$12,199	$11,344
12/31/2019	$10,858	$12,236	$11,377
1/31/2020	$10,968	$12,456	$11,510
2/29/2020	$11,055	$12,617	$11,582
3/31/2020	$10,692	$12,159	$11,307
4/30/2020	$10,615	$12,006	$11,285
5/31/2020	$10,833	$12,388	$11,565
6/30/2020	$10,944	$12,490	$11,611
7/31/2020	$11,067	$12,701	$11,736
8/31/2020	$11,070	$12,641	$11,719
9/30/2020	$11,085	$12,644	$11,732
10/31/2020	$11,062	$12,606	$11,708
11/30/2020	$11,148	$12,796	$11,787
12/31/2020	$11,198	$12,874	$11,828
1/31/2021	$11,260	$12,956	$11,869
2/28/2021	$11,165	$12,750	$11,760
3/31/2021	$11,202	$12,829	$11,804
4/30/2021	$11,251	$12,936	$11,853
5/31/2021	$11,276	$12,975	$11,859
6/30/2021	$11,301	$13,010	$11,864
7/31/2021	$11,349	$13,118	$11,932
8/31/2021	$11,336	$13,070	$11,921
9/30/2021	$11,275	$12,976	$11,867
10/31/2021	$11,251	$12,938	$11,836
11/30/2021	$11,299	$13,048	$11,865
12/31/2021	$11,299	$13,069	$11,879
1/31/2022	$11,103	$12,711	$11,629
2/28/2022	$11,043	$12,666	$11,594
3/31/2022	$10,836	$12,255	$11,346
4/30/2022	$10,655	$11,916	$11,170
5/31/2022	$10,743	$12,093	$11,322
6/30/2022	$10,661	$11,895	$11,281
7/31/2022	$10,823	$12,210	$11,477
8/31/2022	$10,692	$11,942	$11,306
9/30/2022	$10,462	$11,484	$11,027
10/31/2022	$10,418	$11,388	$11,004
11/30/2022	$10,658	$11,921	$11,297
12/31/2022	$10,676	$11,955	$11,343
1/31/2023	$10,867	$12,298	$11,554
2/28/2023	$10,725	$12,020	$11,355
3/31/2023	$10,856	$12,287	$11,552
4/30/2023	$10,850	$12,259	$11,508
5/31/2023	$10,807	$12,153	$11,414
6/30/2023	$10,877	$12,274	$11,489
7/31/2023	$10,898	$12,323	$11,525
8/31/2023	$10,856	$12,146	$11,449
9/30/2023	$10,676	$11,790	$11,265
10/31/2023	$10,621	$11,689	$11,248
11/30/2023	$10,984	$12,431	$11,659
12/31/2023	$11,145	$12,720	$11,833
1/31/2024	$11,154	$12,655	$11,797
2/29/2024	$11,176	$12,671	$11,805
3/31/2024	$11,198	$12,671	$11,791
4/30/2024	$11,145	$12,514	$11,699
5/31/2024	$11,142	$12,477	$11,632
6/30/2024	$11,267	$12,669	$11,754

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	3.58	1.03	1.62
Class A with Load	(0.54)	0.21	1.20
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg Short-Intermediate Municipal Bond Index	2.31	0.97	1.63

AssetsNet	$ 1,845,751,841		$ 1,845,751,841	$ 1,845,751,841
Holdings Count | Holding	870		870	870
Advisory Fees Paid, Amount	$ 6,978,245
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$1,845,751,841
# of portfolio holdings	870
Portfolio turnover rate	11%
Total advisory fees paid	$6,978,245
	1 Year	5 Years	10 Years
Class A	3.58	1.03	1.62
Class A with Load	(0.54)	0.21	1.20
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg Short-Intermediate Municipal Bond Index	2.31	0.97	1.63

Holdings [Text Block]

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	22.4
1-3 years	24.5
3-5 years	22.0
5-10 years	20.1
10-20 years	9.7
20-30 years	1.2
30+ years	0.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Main Street Natural Gas, Inc. Series C, 4.00%, 8/1/2052	1.5
Metropolitan Transportation Authority Series G-3, 4.31%, 11/1/2031	1.1
HEFA of the State of Missouri BJC Healthcare Obligated Group Series C, 5.00%, 5/1/2052	1.0
State of Connecticut Special Tax Revenue Series A, 5.00%, 8/1/2029	0.9
City of Dallas Waterworks & Sewer System Revenue Series A, 5.00%, 10/1/2029	0.9
California Community Choice Financing Authority Series C, 5.25%, 1/1/2054	0.9
Kentucky Public Energy Authority Series C, 4.00%, 2/1/2050	0.8
Kentucky Public Energy Authority Series B, 4.00%, 1/1/2049	0.8
Will County Community High School District No. 210 Lincoln-Way, 0.00%, 1/1/2025	0.8
Bay Area Toll Authority Series D, 4.18%, 4/1/2056	0.8

Material Fund Change [Text Block]
C000089516
Shareholder Report [Line Items]
Fund Name	Strategic Municipal Bond Fund
Class Name	Class C
Trading Symbol	DHICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Strategic Municipal Bond Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$156	1.54%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.54%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were positive credit quality allocation, security selection, and yield curve positioning versus the performance benchmark, Bloomberg Short-Intermediate Municipal Bond Index. There were no significant detractors from the Fund’s relative performance during the period. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Line Graph [Table Text Block]
	Class C with Load	Bloomberg Municipal Bond Index	Bloomberg Short-Intermediate Municipal Bond Index
6/30/2014	$10,000	$10,000	$10,000
7/31/2014	$9,994	$10,018	$10,012
8/31/2014	$10,043	$10,139	$10,077
9/30/2014	$10,046	$10,149	$10,069
10/31/2014	$10,059	$10,219	$10,109
11/30/2014	$10,061	$10,236	$10,118
12/31/2014	$10,059	$10,288	$10,111
1/31/2015	$10,105	$10,470	$10,243
2/28/2015	$10,075	$10,362	$10,180
3/31/2015	$10,056	$10,392	$10,188
4/30/2015	$10,038	$10,338	$10,169
5/31/2015	$9,998	$10,309	$10,139
6/30/2015	$9,992	$10,300	$10,148
7/31/2015	$10,009	$10,375	$10,195
8/31/2015	$10,004	$10,395	$10,209
9/30/2015	$10,057	$10,470	$10,268
10/31/2015	$10,097	$10,512	$10,308
11/30/2015	$10,104	$10,554	$10,308
12/31/2015	$10,137	$10,628	$10,333
1/31/2016	$10,166	$10,755	$10,436
2/29/2016	$10,139	$10,771	$10,464
3/31/2016	$10,177	$10,806	$10,448
4/30/2016	$10,226	$10,885	$10,496
5/31/2016	$10,231	$10,915	$10,487
6/30/2016	$10,270	$11,088	$10,575
7/31/2016	$10,284	$11,095	$10,601
8/31/2016	$10,299	$11,110	$10,595
9/30/2016	$10,280	$11,054	$10,563
10/31/2016	$10,262	$10,938	$10,515
11/30/2016	$10,085	$10,531	$10,258
12/31/2016	$10,097	$10,654	$10,318
1/31/2017	$10,127	$10,724	$10,399
2/28/2017	$10,159	$10,799	$10,467
3/31/2017	$10,179	$10,822	$10,476
4/30/2017	$10,222	$10,901	$10,538
5/31/2017	$10,276	$11,074	$10,639
6/30/2017	$10,260	$11,034	$10,603
7/31/2017	$10,301	$11,123	$10,671
8/31/2017	$10,354	$11,208	$10,728
9/30/2017	$10,337	$11,151	$10,672
10/31/2017	$10,344	$11,178	$10,676
11/30/2017	$10,316	$11,118	$10,575
12/31/2017	$10,336	$11,235	$10,631
1/31/2018	$10,310	$11,102	$10,589
2/28/2018	$10,308	$11,069	$10,568
3/31/2018	$10,317	$11,110	$10,572
4/30/2018	$10,304	$11,070	$10,542
5/31/2018	$10,359	$11,197	$10,627
6/30/2018	$10,368	$11,207	$10,656
7/31/2018	$10,388	$11,234	$10,694
8/31/2018	$10,398	$11,263	$10,698
9/30/2018	$10,362	$11,190	$10,647
10/31/2018	$10,327	$11,121	$10,627
11/30/2018	$10,385	$11,244	$10,712
12/31/2018	$10,466	$11,379	$10,811
1/31/2019	$10,523	$11,465	$10,901
2/28/2019	$10,560	$11,526	$10,949
3/31/2019	$10,629	$11,708	$11,032
4/30/2019	$10,641	$11,752	$11,041
5/31/2019	$10,721	$11,914	$11,153
6/30/2019	$10,744	$11,958	$11,202
7/31/2019	$10,800	$12,055	$11,282
8/31/2019	$10,869	$12,245	$11,360
9/30/2019	$10,820	$12,147	$11,277
10/31/2019	$10,829	$12,168	$11,319
11/30/2019	$10,839	$12,199	$11,344
12/31/2019	$10,856	$12,236	$11,377
1/31/2020	$10,959	$12,456	$11,510
2/29/2020	$11,039	$12,617	$11,582
3/31/2020	$10,672	$12,159	$11,307
4/30/2020	$10,588	$12,006	$11,285
5/31/2020	$10,798	$12,388	$11,565
6/30/2020	$10,902	$12,490	$11,611
7/31/2020	$11,017	$12,701	$11,736
8/31/2020	$11,013	$12,641	$11,719
9/30/2020	$11,021	$12,644	$11,732
10/31/2020	$11,003	$12,606	$11,708
11/30/2020	$11,070	$12,796	$11,787
12/31/2020	$11,112	$12,874	$11,828
1/31/2021	$11,166	$12,956	$11,869
2/28/2021	$11,067	$12,750	$11,760
3/31/2021	$11,096	$12,829	$11,804
4/30/2021	$11,138	$12,936	$11,853
5/31/2021	$11,155	$12,975	$11,859
6/30/2021	$11,173	$13,010	$11,864
7/31/2021	$11,213	$13,118	$11,932
8/31/2021	$11,193	$13,070	$11,921
9/30/2021	$11,139	$12,976	$11,867
10/31/2021	$11,107	$12,938	$11,836
11/30/2021	$11,136	$13,048	$11,865
12/31/2021	$11,129	$13,069	$11,879
1/31/2022	$10,929	$12,711	$11,629
2/28/2022	$10,865	$12,666	$11,594
3/31/2022	$10,655	$12,255	$11,346
4/30/2022	$10,471	$11,916	$11,170
5/31/2022	$10,551	$12,093	$11,322
6/30/2022	$10,464	$11,895	$11,281
7/31/2022	$10,623	$12,210	$11,477
8/31/2022	$10,494	$11,942	$11,306
9/30/2022	$10,269	$11,484	$11,027
10/31/2022	$10,225	$11,388	$11,004
11/30/2022	$10,461	$11,921	$11,297
12/31/2022	$10,478	$11,955	$11,343
1/31/2023	$10,666	$12,298	$11,554
2/28/2023	$10,527	$12,020	$11,355
3/31/2023	$10,655	$12,287	$11,552
4/30/2023	$10,649	$12,259	$11,508
5/31/2023	$10,607	$12,153	$11,414
6/30/2023	$10,676	$12,274	$11,489
7/31/2023	$10,696	$12,323	$11,525
8/31/2023	$10,655	$12,146	$11,449
9/30/2023	$10,478	$11,790	$11,265
10/31/2023	$10,425	$11,689	$11,248
11/30/2023	$10,781	$12,431	$11,659
12/31/2023	$10,939	$12,720	$11,833
1/31/2024	$10,948	$12,655	$11,797
2/29/2024	$10,970	$12,671	$11,805
3/31/2024	$10,991	$12,671	$11,791
4/30/2024	$10,939	$12,514	$11,699
5/31/2024	$10,936	$12,477	$11,632
6/30/2024	$11,059	$12,669	$11,754

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C	2.81	0.28	1.01
Class C with Load	1.81	0.28	1.01
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg Short-Intermediate Municipal Bond Index	2.31	0.97	1.63

AssetsNet	$ 1,845,751,841		$ 1,845,751,841	$ 1,845,751,841
Holdings Count | Holding	870		870	870
Advisory Fees Paid, Amount	$ 6,978,245
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$1,845,751,841
# of portfolio holdings	870
Portfolio turnover rate	11%
Total advisory fees paid	$6,978,245
	1 Year	5 Years	10 Years
Class C	2.81	0.28	1.01
Class C with Load	1.81	0.28	1.01
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg Short-Intermediate Municipal Bond Index	2.31	0.97	1.63

Holdings [Text Block]

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	22.4
1-3 years	24.5
3-5 years	22.0
5-10 years	20.1
10-20 years	9.7
20-30 years	1.2
30+ years	0.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Main Street Natural Gas, Inc. Series C, 4.00%, 8/1/2052	1.5
Metropolitan Transportation Authority Series G-3, 4.31%, 11/1/2031	1.1
HEFA of the State of Missouri BJC Healthcare Obligated Group Series C, 5.00%, 5/1/2052	1.0
State of Connecticut Special Tax Revenue Series A, 5.00%, 8/1/2029	0.9
City of Dallas Waterworks & Sewer System Revenue Series A, 5.00%, 10/1/2029	0.9
California Community Choice Financing Authority Series C, 5.25%, 1/1/2054	0.9
Kentucky Public Energy Authority Series C, 4.00%, 2/1/2050	0.8
Kentucky Public Energy Authority Series B, 4.00%, 1/1/2049	0.8
Will County Community High School District No. 210 Lincoln-Way, 0.00%, 1/1/2025	0.8
Bay Area Toll Authority Series D, 4.18%, 4/1/2056	0.8

Material Fund Change [Text Block]
C000205251
Shareholder Report [Line Items]
Fund Name	Strategic Municipal Bond Fund
Class Name	Class R6
Trading Symbol	VMPRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Strategic Municipal Bond Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were positive credit quality allocation, security selection, and yield curve positioning versus the performance benchmark, Bloomberg Short-Intermediate Municipal Bond Index. There were no significant detractors from the Fund’s relative performance during the period. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Line Graph [Table Text Block]
	Class R6	Bloomberg Municipal Bond Index	Bloomberg Short-Intermediate Municipal Bond Index
6/30/2014	$10,000	$10,000	$10,000
7/31/2014	$10,001	$10,018	$10,012
8/31/2014	$10,069	$10,139	$10,077
9/30/2014	$10,080	$10,149	$10,069
10/31/2014	$10,100	$10,219	$10,109
11/30/2014	$10,098	$10,236	$10,118
12/31/2014	$10,115	$10,288	$10,111
1/31/2015	$10,169	$10,470	$10,243
2/28/2015	$10,146	$10,362	$10,180
3/31/2015	$10,134	$10,392	$10,188
4/30/2015	$10,123	$10,338	$10,169
5/31/2015	$10,090	$10,309	$10,139
6/30/2015	$10,080	$10,300	$10,148
7/31/2015	$10,116	$10,375	$10,195
8/31/2015	$10,118	$10,395	$10,209
9/30/2015	$10,168	$10,470	$10,268
10/31/2015	$10,217	$10,512	$10,308
11/30/2015	$10,242	$10,554	$10,308
12/31/2015	$10,271	$10,628	$10,333
1/31/2016	$10,309	$10,755	$10,436
2/29/2016	$10,300	$10,771	$10,464
3/31/2016	$10,346	$10,806	$10,448
4/30/2016	$10,403	$10,885	$10,496
5/31/2016	$10,417	$10,915	$10,487
6/30/2016	$10,464	$11,088	$10,575
7/31/2016	$10,486	$11,095	$10,601
8/31/2016	$10,497	$11,110	$10,595
9/30/2016	$10,486	$11,054	$10,563
10/31/2016	$10,475	$10,938	$10,515
11/30/2016	$10,312	$10,531	$10,258
12/31/2016	$10,320	$10,654	$10,318
1/31/2017	$10,359	$10,724	$10,399
2/28/2017	$10,399	$10,799	$10,467
3/31/2017	$10,427	$10,822	$10,476
4/30/2017	$10,479	$10,901	$10,538
5/31/2017	$10,554	$11,074	$10,639
6/30/2017	$10,534	$11,034	$10,603
7/31/2017	$10,584	$11,123	$10,671
8/31/2017	$10,646	$11,208	$10,728
9/30/2017	$10,637	$11,151	$10,672
10/31/2017	$10,652	$11,178	$10,676
11/30/2017	$10,643	$11,118	$10,575
12/31/2017	$10,660	$11,235	$10,631
1/31/2018	$10,653	$11,102	$10,589
2/28/2018	$10,658	$11,069	$10,568
3/31/2018	$10,663	$11,110	$10,572
4/30/2018	$10,657	$11,070	$10,542
5/31/2018	$10,735	$11,197	$10,627
6/30/2018	$10,752	$11,207	$10,656
7/31/2018	$10,769	$11,234	$10,694
8/31/2018	$10,789	$11,263	$10,698
9/30/2018	$10,762	$11,190	$10,647
10/31/2018	$10,735	$11,121	$10,627
11/30/2018	$10,805	$11,244	$10,712
12/31/2018	$10,900	$11,379	$10,811
1/31/2019	$10,971	$11,465	$10,901
2/28/2019	$11,018	$11,526	$10,949
3/31/2019	$11,114	$11,708	$11,032
4/30/2019	$11,136	$11,752	$11,041
5/31/2019	$11,219	$11,914	$11,153
6/30/2019	$11,265	$11,958	$11,202
7/31/2019	$11,323	$12,055	$11,282
8/31/2019	$11,406	$12,245	$11,360
9/30/2019	$11,365	$12,147	$11,277
10/31/2019	$11,386	$12,168	$11,319
11/30/2019	$11,406	$12,199	$11,344
12/31/2019	$11,436	$12,236	$11,377
1/31/2020	$11,555	$12,456	$11,510
2/29/2020	$11,651	$12,617	$11,582
3/31/2020	$11,272	$12,159	$11,307
4/30/2020	$11,194	$12,006	$11,285
5/31/2020	$11,428	$12,388	$11,565
6/30/2020	$11,548	$12,490	$11,611
7/31/2020	$11,682	$12,701	$11,736
8/31/2020	$11,689	$12,641	$11,719
9/30/2020	$11,708	$12,644	$11,732
10/31/2020	$11,688	$12,606	$11,708
11/30/2020	$11,782	$12,796	$11,787
12/31/2020	$11,838	$12,874	$11,828
1/31/2021	$11,908	$12,956	$11,869
2/28/2021	$11,812	$12,750	$11,760
3/31/2021	$11,855	$12,829	$11,804
4/30/2021	$11,910	$12,936	$11,853
5/31/2021	$11,940	$12,975	$11,859
6/30/2021	$11,970	$13,010	$11,864
7/31/2021	$12,025	$13,118	$11,932
8/31/2021	$12,015	$13,070	$11,921
9/30/2021	$11,955	$12,976	$11,867
10/31/2021	$11,932	$12,938	$11,836
11/30/2021	$11,988	$13,048	$11,865
12/31/2021	$11,991	$13,069	$11,879
1/31/2022	$11,787	$12,711	$11,629
2/28/2022	$11,727	$12,666	$11,594
3/31/2022	$11,511	$12,255	$11,346
4/30/2022	$11,322	$11,916	$11,170
5/31/2022	$11,420	$12,093	$11,322
6/30/2022	$11,335	$11,895	$11,281
7/31/2022	$11,512	$12,210	$11,477
8/31/2022	$11,375	$11,942	$11,306
9/30/2022	$11,134	$11,484	$11,027
10/31/2022	$11,091	$11,388	$11,004
11/30/2022	$11,350	$11,921	$11,297
12/31/2022	$11,386	$11,955	$11,343
1/31/2023	$11,580	$12,298	$11,554
2/28/2023	$11,432	$12,020	$11,355
3/31/2023	$11,575	$12,287	$11,552
4/30/2023	$11,573	$12,259	$11,508
5/31/2023	$11,531	$12,153	$11,414
6/30/2023	$11,609	$12,274	$11,489
7/31/2023	$11,635	$12,323	$11,525
8/31/2023	$11,593	$12,146	$11,449
9/30/2023	$11,405	$11,790	$11,265
10/31/2023	$11,350	$11,689	$11,248
11/30/2023	$11,742	$12,431	$11,659
12/31/2023	$11,918	$12,720	$11,833
1/31/2024	$11,931	$12,655	$11,797
2/29/2024	$11,958	$12,671	$11,805
3/31/2024	$11,985	$12,671	$11,791
4/30/2024	$11,931	$12,514	$11,699
5/31/2024	$11,932	$12,477	$11,632
6/30/2024	$12,056	$12,669	$11,754

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6Footnote Reference*	3.97	1.37	1.89
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg Short-Intermediate Municipal Bond Index	2.31	0.97	1.63

AssetsNet	$ 1,845,751,841		$ 1,845,751,841	$ 1,845,751,841
Holdings Count | Holding	870		870	870
Advisory Fees Paid, Amount	$ 6,978,245
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$1,845,751,841
# of portfolio holdings	870
Portfolio turnover rate	11%
Total advisory fees paid	$6,978,245
	1 Year	5 Years	10 Years
Class R6Footnote Reference*	3.97	1.37	1.89
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg Short-Intermediate Municipal Bond Index	2.31	0.97	1.63
Footnote	Description
Footnote*	Historical performance shown for the Class R6 shares prior to their inception on July 31, 2018 reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

Holdings [Text Block]

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	22.4
1-3 years	24.5
3-5 years	22.0
5-10 years	20.1
10-20 years	9.7
20-30 years	1.2
30+ years	0.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Main Street Natural Gas, Inc. Series C, 4.00%, 8/1/2052	1.5
Metropolitan Transportation Authority Series G-3, 4.31%, 11/1/2031	1.1
HEFA of the State of Missouri BJC Healthcare Obligated Group Series C, 5.00%, 5/1/2052	1.0
State of Connecticut Special Tax Revenue Series A, 5.00%, 8/1/2029	0.9
City of Dallas Waterworks & Sewer System Revenue Series A, 5.00%, 10/1/2029	0.9
California Community Choice Financing Authority Series C, 5.25%, 1/1/2054	0.9
Kentucky Public Energy Authority Series C, 4.00%, 2/1/2050	0.8
Kentucky Public Energy Authority Series B, 4.00%, 1/1/2049	0.8
Will County Community High School District No. 210 Lincoln-Way, 0.00%, 1/1/2025	0.8
Bay Area Toll Authority Series D, 4.18%, 4/1/2056	0.8

Material Fund Change [Text Block]
C000123112
Shareholder Report [Line Items]
Fund Name	Strategic Municipal Bond Fund
Class Name	Institutional Class
Trading Symbol	STRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Strategic Municipal Bond Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were positive credit quality allocation, security selection, and yield curve positioning versus the performance benchmark, Bloomberg Short-Intermediate Municipal Bond Index. There were no significant detractors from the Fund’s relative performance during the period. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Line Graph [Table Text Block]
	Institutional Class	Bloomberg Municipal Bond Index	Bloomberg Short-Intermediate Municipal Bond Index
6/30/2014	$10,000	$10,000	$10,000
7/31/2014	$9,992	$10,018	$10,012
8/31/2014	$10,061	$10,139	$10,077
9/30/2014	$10,074	$10,149	$10,069
10/31/2014	$10,096	$10,219	$10,109
11/30/2014	$10,096	$10,236	$10,118
12/31/2014	$10,114	$10,288	$10,111
1/31/2015	$10,170	$10,470	$10,243
2/28/2015	$10,149	$10,362	$10,180
3/31/2015	$10,138	$10,392	$10,188
4/30/2015	$10,129	$10,338	$10,169
5/31/2015	$10,098	$10,309	$10,139
6/30/2015	$10,089	$10,300	$10,148
7/31/2015	$10,127	$10,375	$10,195
8/31/2015	$10,131	$10,395	$10,209
9/30/2015	$10,194	$10,470	$10,268
10/31/2015	$10,233	$10,512	$10,308
11/30/2015	$10,260	$10,554	$10,308
12/31/2015	$10,303	$10,628	$10,333
1/31/2016	$10,330	$10,755	$10,436
2/29/2016	$10,324	$10,771	$10,464
3/31/2016	$10,372	$10,806	$10,448
4/30/2016	$10,431	$10,885	$10,496
5/31/2016	$10,446	$10,915	$10,487
6/30/2016	$10,495	$11,088	$10,575
7/31/2016	$10,519	$11,095	$10,601
8/31/2016	$10,532	$11,110	$10,595
9/30/2016	$10,534	$11,054	$10,563
10/31/2016	$10,513	$10,938	$10,515
11/30/2016	$10,352	$10,531	$10,258
12/31/2016	$10,374	$10,654	$10,318
1/31/2017	$10,403	$10,724	$10,399
2/28/2017	$10,456	$10,799	$10,467
3/31/2017	$10,474	$10,822	$10,476
4/30/2017	$10,528	$10,901	$10,538
5/31/2017	$10,605	$11,074	$10,639
6/30/2017	$10,598	$11,034	$10,603
7/31/2017	$10,651	$11,123	$10,671
8/31/2017	$10,715	$11,208	$10,728
9/30/2017	$10,708	$11,151	$10,672
10/31/2017	$10,725	$11,178	$10,676
11/30/2017	$10,705	$11,118	$10,575
12/31/2017	$10,724	$11,235	$10,631
1/31/2018	$10,719	$11,102	$10,589
2/28/2018	$10,726	$11,069	$10,568
3/31/2018	$10,732	$11,110	$10,572
4/30/2018	$10,741	$11,070	$10,542
5/31/2018	$10,809	$11,197	$10,627
6/30/2018	$10,828	$11,207	$10,656
7/31/2018	$10,859	$11,234	$10,694
8/31/2018	$10,879	$11,263	$10,698
9/30/2018	$10,839	$11,190	$10,647
10/31/2018	$10,823	$11,121	$10,627
11/30/2018	$10,894	$11,244	$10,712
12/31/2018	$10,990	$11,379	$10,811
1/31/2019	$11,060	$11,465	$10,901
2/28/2019	$11,108	$11,526	$10,949
3/31/2019	$11,191	$11,708	$11,032
4/30/2019	$11,213	$11,752	$11,041
5/31/2019	$11,308	$11,914	$11,153
6/30/2019	$11,342	$11,958	$11,202
7/31/2019	$11,413	$12,055	$11,282
8/31/2019	$11,495	$12,245	$11,360
9/30/2019	$11,454	$12,147	$11,277
10/31/2019	$11,474	$12,168	$11,319
11/30/2019	$11,494	$12,199	$11,344
12/31/2019	$11,523	$12,236	$11,377
1/31/2020	$11,644	$12,456	$11,510
2/29/2020	$11,727	$12,617	$11,582
3/31/2020	$11,357	$12,159	$11,307
4/30/2020	$11,278	$12,006	$11,285
5/31/2020	$11,513	$12,388	$11,565
6/30/2020	$11,634	$12,490	$11,611
7/31/2020	$11,755	$12,701	$11,736
8/31/2020	$11,775	$12,641	$11,719
9/30/2020	$11,781	$12,644	$11,732
10/31/2020	$11,773	$12,606	$11,708
11/30/2020	$11,867	$12,796	$11,787
12/31/2020	$11,923	$12,874	$11,828
1/31/2021	$11,993	$12,956	$11,869
2/28/2021	$11,895	$12,750	$11,760
3/31/2021	$11,925	$12,829	$11,804
4/30/2021	$11,993	$12,936	$11,853
5/31/2021	$12,023	$12,975	$11,859
6/30/2021	$12,040	$13,010	$11,864
7/31/2021	$12,107	$13,118	$11,932
8/31/2021	$12,097	$13,070	$11,921
9/30/2021	$12,036	$12,976	$11,867
10/31/2021	$12,013	$12,938	$11,836
11/30/2021	$12,068	$13,048	$11,865
12/31/2021	$12,071	$13,069	$11,879
1/31/2022	$11,852	$12,711	$11,629
2/28/2022	$11,804	$12,666	$11,594
3/31/2022	$11,573	$12,255	$11,346
4/30/2022	$11,396	$11,916	$11,170
5/31/2022	$11,493	$12,093	$11,322
6/30/2022	$11,408	$11,895	$11,281
7/31/2022	$11,585	$12,210	$11,477
8/31/2022	$11,447	$11,942	$11,306
9/30/2022	$11,205	$11,484	$11,027
10/31/2022	$11,160	$11,388	$11,004
11/30/2022	$11,420	$11,921	$11,297
12/31/2022	$11,443	$11,955	$11,343
1/31/2023	$11,651	$12,298	$11,554
2/28/2023	$11,502	$12,020	$11,355
3/31/2023	$11,645	$12,287	$11,552
4/30/2023	$11,642	$12,259	$11,508
5/31/2023	$11,586	$12,153	$11,414
6/30/2023	$11,678	$12,274	$11,489
7/31/2023	$11,703	$12,323	$11,525
8/31/2023	$11,647	$12,146	$11,449
9/30/2023	$11,471	$11,790	$11,265
10/31/2023	$11,402	$11,689	$11,248
11/30/2023	$11,809	$12,431	$11,659
12/31/2023	$11,985	$12,720	$11,833
1/31/2024	$11,998	$12,655	$11,797
2/29/2024	$12,025	$12,671	$11,805
3/31/2024	$12,051	$12,671	$11,791
4/30/2024	$11,997	$12,514	$11,699
5/31/2024	$11,997	$12,477	$11,632
6/30/2024	$12,122	$12,669	$11,754

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Class	3.80	1.34	1.94
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg Short-Intermediate Municipal Bond Index	2.31	0.97	1.63

AssetsNet	$ 1,845,751,841		$ 1,845,751,841	$ 1,845,751,841
Holdings Count | Holding	870		870	870
Advisory Fees Paid, Amount	$ 6,978,245
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$1,845,751,841
# of portfolio holdings	870
Portfolio turnover rate	11%
Total advisory fees paid	$6,978,245
	1 Year	5 Years	10 Years
Institutional Class	3.80	1.34	1.94
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg Short-Intermediate Municipal Bond Index	2.31	0.97	1.63

Holdings [Text Block]

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	22.4
1-3 years	24.5
3-5 years	22.0
5-10 years	20.1
10-20 years	9.7
20-30 years	1.2
30+ years	0.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Main Street Natural Gas, Inc. Series C, 4.00%, 8/1/2052	1.5
Metropolitan Transportation Authority Series G-3, 4.31%, 11/1/2031	1.1
HEFA of the State of Missouri BJC Healthcare Obligated Group Series C, 5.00%, 5/1/2052	1.0
State of Connecticut Special Tax Revenue Series A, 5.00%, 8/1/2029	0.9
City of Dallas Waterworks & Sewer System Revenue Series A, 5.00%, 10/1/2029	0.9
California Community Choice Financing Authority Series C, 5.25%, 1/1/2054	0.9
Kentucky Public Energy Authority Series C, 4.00%, 2/1/2050	0.8
Kentucky Public Energy Authority Series B, 4.00%, 1/1/2049	0.8
Will County Community High School District No. 210 Lincoln-Way, 0.00%, 1/1/2025	0.8
Bay Area Toll Authority Series D, 4.18%, 4/1/2056	0.8

Material Fund Change [Text Block]
C000092790
Shareholder Report [Line Items]
Fund Name	Ultra Short-Term Municipal Income Fund
Class Name	Administrator Class
Trading Symbol	WUSMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ultra Short-Term Municipal Income Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were positive security selection and credit quality allocation versus the performance benchmark, Bloomberg 1 Year Municipal Bond Index. There were no significant detractors from the Fund’s relative performance during the period. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Line Graph [Table Text Block]
	Administrator Class	Bloomberg Municipal Bond Index	Ultra Short-Term Municipal Income Blended Index	Bloomberg 1 Year Municipal Bond Index
6/30/2014	$10,000	$10,000	$10,000	$10,000
7/31/2014	$10,002	$10,018	$10,000	$10,000
8/31/2014	$10,005	$10,139	$10,003	$10,007
9/30/2014	$10,007	$10,149	$10,004	$10,007
10/31/2014	$10,009	$10,219	$10,006	$10,011
11/30/2014	$10,012	$10,236	$10,009	$10,017
12/31/2014	$10,015	$10,288	$10,006	$10,012
1/31/2015	$10,017	$10,470	$10,016	$10,031
2/28/2015	$10,019	$10,362	$10,017	$10,034
3/31/2015	$10,022	$10,392	$10,018	$10,034
4/30/2015	$10,004	$10,338	$10,018	$10,035
5/31/2015	$10,007	$10,309	$10,018	$10,034
6/30/2015	$10,000	$10,300	$10,018	$10,034
7/31/2015	$10,014	$10,375	$10,024	$10,048
8/31/2015	$10,017	$10,395	$10,033	$10,064
9/30/2015	$10,021	$10,470	$10,039	$10,077
10/31/2015	$10,035	$10,512	$10,044	$10,087
11/30/2015	$10,028	$10,554	$10,038	$10,074
12/31/2015	$10,033	$10,628	$10,038	$10,073
1/31/2016	$10,046	$10,755	$10,053	$10,104
2/29/2016	$10,040	$10,771	$10,061	$10,120
3/31/2016	$10,033	$10,806	$10,054	$10,105
4/30/2016	$10,048	$10,885	$10,060	$10,116
5/31/2016	$10,053	$10,915	$10,063	$10,122
6/30/2016	$10,068	$11,088	$10,072	$10,139
7/31/2016	$10,072	$11,095	$10,081	$10,157
8/31/2016	$10,076	$11,110	$10,076	$10,142
9/30/2016	$10,061	$11,054	$10,067	$10,120
10/31/2016	$10,066	$10,938	$10,073	$10,127
11/30/2016	$10,018	$10,531	$10,053	$10,083
12/31/2016	$10,014	$10,654	$10,064	$10,103
1/31/2017	$10,030	$10,724	$10,085	$10,140
2/28/2017	$10,036	$10,799	$10,103	$10,173
3/31/2017	$10,041	$10,822	$10,104	$10,173
4/30/2017	$10,058	$10,901	$10,115	$10,189
5/31/2017	$10,075	$11,074	$10,127	$10,208
6/30/2017	$10,071	$11,034	$10,125	$10,200
7/31/2017	$10,088	$11,123	$10,140	$10,224
8/31/2017	$10,104	$11,208	$10,154	$10,247
9/30/2017	$10,100	$11,151	$10,150	$10,235
10/31/2017	$10,107	$11,178	$10,153	$10,236
11/30/2017	$10,102	$11,118	$10,133	$10,190
12/31/2017	$10,110	$11,235	$10,140	$10,196
1/31/2018	$10,108	$11,102	$10,158	$10,225
2/28/2018	$10,116	$11,069	$10,171	$10,242
3/31/2018	$10,125	$11,110	$10,171	$10,235
4/30/2018	$10,125	$11,070	$10,172	$10,225
5/31/2018	$10,146	$11,197	$10,195	$10,259
6/30/2018	$10,166	$11,207	$10,217	$10,295
7/31/2018	$10,186	$11,234	$10,234	$10,317
8/31/2018	$10,186	$11,263	$10,238	$10,313
9/30/2018	$10,186	$11,190	$10,235	$10,293
10/31/2018	$10,186	$11,121	$10,247	$10,302
11/30/2018	$10,209	$11,244	$10,270	$10,335
12/31/2018	$10,232	$11,379	$10,297	$10,373
1/31/2019	$10,254	$11,465	$10,321	$10,406
2/28/2019	$10,267	$11,526	$10,341	$10,429
3/31/2019	$10,290	$11,708	$10,363	$10,458
4/30/2019	$10,302	$11,752	$10,375	$10,466
5/31/2019	$10,326	$11,914	$10,403	$10,505
6/30/2019	$10,338	$11,958	$10,427	$10,537
7/31/2019	$10,361	$12,055	$10,452	$10,572
8/31/2019	$10,373	$12,245	$10,467	$10,587
9/30/2019	$10,374	$12,147	$10,462	$10,564
10/31/2019	$10,386	$12,168	$10,484	$10,595
11/30/2019	$10,397	$12,199	$10,498	$10,613
12/31/2019	$10,407	$12,236	$10,511	$10,629
1/31/2020	$10,439	$12,456	$10,535	$10,666
2/29/2020	$10,450	$12,617	$10,550	$10,688
3/31/2020	$10,399	$12,159	$10,528	$10,635
4/30/2020	$10,390	$12,006	$10,542	$10,659
5/31/2020	$10,442	$12,388	$10,595	$10,765
6/30/2020	$10,461	$12,490	$10,595	$10,764
7/31/2020	$10,478	$12,701	$10,608	$10,791
8/31/2020	$10,483	$12,641	$10,609	$10,793
9/30/2020	$10,488	$12,644	$10,613	$10,801
10/31/2020	$10,492	$12,606	$10,609	$10,793
11/30/2020	$10,507	$12,796	$10,616	$10,806
12/31/2020	$10,510	$12,874	$10,620	$10,816
1/31/2021	$10,524	$12,956	$10,629	$10,834
2/28/2021	$10,516	$12,750	$10,627	$10,830
3/31/2021	$10,518	$12,829	$10,631	$10,838
4/30/2021	$10,522	$12,936	$10,635	$10,845
5/31/2021	$10,524	$12,975	$10,637	$10,850
6/30/2021	$10,526	$13,010	$10,637	$10,849
7/31/2021	$10,539	$13,118	$10,644	$10,863
8/31/2021	$10,529	$13,070	$10,642	$10,861
9/30/2021	$10,520	$12,976	$10,637	$10,849
10/31/2021	$10,510	$12,938	$10,636	$10,847
11/30/2021	$10,523	$13,048	$10,637	$10,850
12/31/2021	$10,513	$13,069	$10,637	$10,849
1/31/2022	$10,459	$12,711	$10,602	$10,777
2/28/2022	$10,439	$12,666	$10,595	$10,763
3/31/2022	$10,387	$12,255	$10,551	$10,674
4/30/2022	$10,347	$11,916	$10,530	$10,631
5/31/2022	$10,385	$12,093	$10,572	$10,712
6/30/2022	$10,380	$11,895	$10,576	$10,715
7/31/2022	$10,431	$12,210	$10,610	$10,773
8/31/2022	$10,385	$11,942	$10,576	$10,687
9/30/2022	$10,329	$11,484	$10,539	$10,595
10/31/2022	$10,340	$11,388	$10,557	$10,609
11/30/2022	$10,418	$11,921	$10,631	$10,731
12/31/2022	$10,431	$11,955	$10,645	$10,726
1/31/2023	$10,499	$12,298	$10,706	$10,816
2/28/2023	$10,458	$12,020	$10,677	$10,725
3/31/2023	$10,527	$12,287	$10,753	$10,840
4/30/2023	$10,519	$12,259	$10,756	$10,808
5/31/2023	$10,532	$12,153	$10,770	$10,797
6/30/2023	$10,570	$12,274	$10,816	$10,848
7/31/2023	$10,598	$12,323	$10,848	$10,871
8/31/2023	$10,605	$12,146	$10,876	$10,883
9/30/2023	$10,591	$11,790	$10,874	$10,838
10/31/2023	$10,625	$11,689	$10,912	$10,868
11/30/2023	$10,724	$12,431	$11,012	$11,026
12/31/2023	$10,780	$12,720	$11,067	$11,090
1/31/2024	$10,802	$12,655	$11,078	$11,086
2/29/2024	$10,824	$12,671	$11,098	$11,103
3/31/2024	$10,846	$12,671	$11,113	$11,103
4/30/2024	$10,868	$12,514	$11,129	$11,104
5/31/2024	$10,890	$12,477	$11,159	$11,131
6/30/2024	$10,947	$12,669	$11,205	$11,194

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Administrator Class	3.57	1.15	0.91
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Ultra Short-Term Municipal Income Blended IndexFootnote Reference*	3.61	1.45	1.14
Bloomberg 1 Year Municipal Bond Index	3.19	1.22	1.13

AssetsNet	$ 783,111,180		$ 783,111,180	$ 783,111,180
Holdings Count | Holding	401		401	401
Advisory Fees Paid, Amount	$ 1,317,095
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$783,111,180
# of portfolio holdings	401
Portfolio turnover rate	42%
Total advisory fees paid	$1,317,095
	1 Year	5 Years	10 Years
Administrator Class	3.57	1.15	0.91
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Ultra Short-Term Municipal Income Blended IndexFootnote Reference*	3.61	1.45	1.14
Bloomberg 1 Year Municipal Bond Index	3.19	1.22	1.13
Footnote	Description
Footnote*	Source: Allspring Funds Management, LLC. The Ultra Short-Term Municipal Income Blended Index is composed 50% of the Bloomberg 1 Year Municipal Bond Index and 50% of the iMoneyNet Tax-Free National Institutional Money Market Funds Average. You cannot invest directly in an index.

Holdings [Text Block]

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	62.9
1-3 years	27.6
3-5 years	8.6
5-10 years	0.5
10-20 years	0.4

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Fairfax County Redevelopment & Housing Authority One University Senior LLC, 1.25%, 12/1/2025	1.9
Connecticut State HEFA Yale University Series A, 4.45%, 7/1/2042	1.8
City of Quincy, 4.50%, 7/9/2025	1.3
College Park Business & IDA Somersby Family I LP Series B, 1.25%, 7/1/2025	1.3
University of Wisconsin Hospitals & Clinics Authority Obligated Group Series B, 4.65%, 4/1/2048	1.2
Metropolitan Transportation Authority Series D-1, 5.00%, 11/15/2034	1.1
Louisiana Local Government Environmental Facilities & CDA East Baton Rouge Sewerage Commission Series B, 0.88%, 2/1/2046	1.1
City of Dallas, 6.00%, 8/15/2053	1.0
Massachusetts HEFA Mass General Brigham, Inc. Series G-2, 3.70%, 7/1/2042	1.0
Westfield-Washington Multi-School Building Corp. Series A, 5.00%, 12/15/2024	0.9

Material Fund Change [Text Block]
C000020340
Shareholder Report [Line Items]
Fund Name	Ultra Short-Term Municipal Income Fund
Class Name	Class A
Trading Symbol	SMAVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ultra Short-Term Municipal Income Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were positive security selection and credit quality allocation versus the performance benchmark, Bloomberg 1 Year Municipal Bond Index. There were no significant detractors from the Fund’s relative performance during the period. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Line Graph [Table Text Block]
	Class A with Load	Bloomberg Municipal Bond Index	Ultra Short-Term Municipal Income Blended Index	Bloomberg 1 Year Municipal Bond Index
6/30/2014	$9,800	$10,000	$10,000	$10,000
7/31/2014	$9,802	$10,018	$10,000	$10,000
8/31/2014	$9,824	$10,139	$10,003	$10,007
9/30/2014	$9,805	$10,149	$10,004	$10,007
10/31/2014	$9,807	$10,219	$10,006	$10,011
11/30/2014	$9,808	$10,236	$10,009	$10,017
12/31/2014	$9,811	$10,288	$10,006	$10,012
1/31/2015	$9,812	$10,470	$10,016	$10,031
2/28/2015	$9,814	$10,362	$10,017	$10,034
3/31/2015	$9,816	$10,392	$10,018	$10,034
4/30/2015	$9,798	$10,338	$10,018	$10,035
5/31/2015	$9,801	$10,309	$10,018	$10,034
6/30/2015	$9,793	$10,300	$10,018	$10,034
7/31/2015	$9,806	$10,375	$10,024	$10,048
8/31/2015	$9,809	$10,395	$10,033	$10,064
9/30/2015	$9,812	$10,470	$10,039	$10,077
10/31/2015	$9,825	$10,512	$10,044	$10,087
11/30/2015	$9,818	$10,554	$10,038	$10,074
12/31/2015	$9,822	$10,628	$10,038	$10,073
1/31/2016	$9,835	$10,755	$10,053	$10,104
2/29/2016	$9,828	$10,771	$10,061	$10,120
3/31/2016	$9,820	$10,806	$10,054	$10,105
4/30/2016	$9,834	$10,885	$10,060	$10,116
5/31/2016	$9,838	$10,915	$10,063	$10,122
6/30/2016	$9,853	$11,088	$10,072	$10,139
7/31/2016	$9,856	$11,095	$10,081	$10,157
8/31/2016	$9,860	$11,110	$10,076	$10,142
9/30/2016	$9,844	$11,054	$10,067	$10,120
10/31/2016	$9,849	$10,938	$10,073	$10,127
11/30/2016	$9,801	$10,531	$10,053	$10,083
12/31/2016	$9,796	$10,654	$10,064	$10,103
1/31/2017	$9,811	$10,724	$10,085	$10,140
2/28/2017	$9,817	$10,799	$10,103	$10,173
3/31/2017	$9,821	$10,822	$10,104	$10,173
4/30/2017	$9,838	$10,901	$10,115	$10,189
5/31/2017	$9,853	$11,074	$10,127	$10,208
6/30/2017	$9,849	$11,034	$10,125	$10,200
7/31/2017	$9,865	$11,123	$10,140	$10,224
8/31/2017	$9,880	$11,208	$10,154	$10,247
9/30/2017	$9,886	$11,151	$10,150	$10,235
10/31/2017	$9,892	$11,178	$10,153	$10,236
11/30/2017	$9,877	$11,118	$10,133	$10,190
12/31/2017	$9,883	$11,235	$10,140	$10,196
1/31/2018	$9,891	$11,102	$10,158	$10,225
2/28/2018	$9,889	$11,069	$10,171	$10,242
3/31/2018	$9,897	$11,110	$10,171	$10,235
4/30/2018	$9,896	$11,070	$10,172	$10,225
5/31/2018	$9,916	$11,197	$10,195	$10,259
6/30/2018	$9,935	$11,207	$10,217	$10,295
7/31/2018	$9,943	$11,234	$10,234	$10,317
8/31/2018	$9,953	$11,263	$10,238	$10,313
9/30/2018	$9,953	$11,190	$10,235	$10,293
10/31/2018	$9,953	$11,121	$10,247	$10,302
11/30/2018	$9,974	$11,244	$10,270	$10,335
12/31/2018	$9,996	$11,379	$10,297	$10,373
1/31/2019	$10,017	$11,465	$10,321	$10,406
2/28/2019	$10,029	$11,526	$10,341	$10,429
3/31/2019	$10,050	$11,708	$10,363	$10,458
4/30/2019	$10,062	$11,752	$10,375	$10,466
5/31/2019	$10,085	$11,914	$10,403	$10,505
6/30/2019	$10,097	$11,958	$10,427	$10,537
7/31/2019	$10,118	$12,055	$10,452	$10,572
8/31/2019	$10,129	$12,245	$10,467	$10,587
9/30/2019	$10,129	$12,147	$10,462	$10,564
10/31/2019	$10,140	$12,168	$10,484	$10,595
11/30/2019	$10,150	$12,199	$10,498	$10,613
12/31/2019	$10,160	$12,236	$10,511	$10,629
1/31/2020	$10,191	$12,456	$10,535	$10,666
2/29/2020	$10,200	$12,617	$10,550	$10,688
3/31/2020	$10,150	$12,159	$10,528	$10,635
4/30/2020	$10,130	$12,006	$10,542	$10,659
5/31/2020	$10,192	$12,388	$10,595	$10,765
6/30/2020	$10,211	$12,490	$10,595	$10,764
7/31/2020	$10,227	$12,701	$10,608	$10,791
8/31/2020	$10,232	$12,641	$10,609	$10,793
9/30/2020	$10,236	$12,644	$10,613	$10,801
10/31/2020	$10,230	$12,606	$10,609	$10,793
11/30/2020	$10,255	$12,796	$10,616	$10,806
12/31/2020	$10,258	$12,874	$10,620	$10,816
1/31/2021	$10,272	$12,956	$10,629	$10,834
2/28/2021	$10,264	$12,750	$10,627	$10,830
3/31/2021	$10,267	$12,829	$10,631	$10,838
4/30/2021	$10,270	$12,936	$10,635	$10,845
5/31/2021	$10,272	$12,975	$10,637	$10,850
6/30/2021	$10,274	$13,010	$10,637	$10,849
7/31/2021	$10,287	$13,118	$10,644	$10,863
8/31/2021	$10,277	$13,070	$10,642	$10,861
9/30/2021	$10,268	$12,976	$10,637	$10,849
10/31/2021	$10,259	$12,938	$10,636	$10,847
11/30/2021	$10,260	$13,048	$10,637	$10,850
12/31/2021	$10,261	$13,069	$10,637	$10,849
1/31/2022	$10,209	$12,711	$10,602	$10,777
2/28/2022	$10,190	$12,666	$10,595	$10,763
3/31/2022	$10,139	$12,255	$10,551	$10,674
4/30/2022	$10,100	$11,916	$10,530	$10,631
5/31/2022	$10,137	$12,093	$10,572	$10,712
6/30/2022	$10,132	$11,895	$10,576	$10,715
7/31/2022	$10,171	$12,210	$10,610	$10,773
8/31/2022	$10,137	$11,942	$10,576	$10,687
9/30/2022	$10,082	$11,484	$10,539	$10,595
10/31/2022	$10,093	$11,388	$10,557	$10,609
11/30/2022	$10,169	$11,921	$10,631	$10,731
12/31/2022	$10,181	$11,955	$10,645	$10,726
1/31/2023	$10,237	$12,298	$10,706	$10,816
2/28/2023	$10,208	$12,020	$10,677	$10,725
3/31/2023	$10,275	$12,287	$10,753	$10,840
4/30/2023	$10,267	$12,259	$10,756	$10,808
5/31/2023	$10,270	$12,153	$10,770	$10,797
6/30/2023	$10,317	$12,274	$10,816	$10,848
7/31/2023	$10,344	$12,323	$10,848	$10,871
8/31/2023	$10,351	$12,146	$10,876	$10,883
9/30/2023	$10,338	$11,790	$10,874	$10,838
10/31/2023	$10,371	$11,689	$10,912	$10,868
11/30/2023	$10,468	$12,431	$11,012	$11,026
12/31/2023	$10,523	$12,720	$11,067	$11,090
1/31/2024	$10,544	$12,655	$11,078	$11,086
2/29/2024	$10,566	$12,671	$11,098	$11,103
3/31/2024	$10,587	$12,671	$11,113	$11,103
4/30/2024	$10,597	$12,514	$11,129	$11,104
5/31/2024	$10,630	$12,477	$11,159	$11,131
6/30/2024	$10,686	$12,669	$11,205	$11,194

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	3.57	1.14	0.87
Class A with Load	1.50	0.73	0.67
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Ultra Short-Term Municipal Income Blended IndexFootnote Reference*	3.61	1.45	1.14
Bloomberg 1 Year Municipal Bond Index	3.19	1.22	1.13

AssetsNet	$ 783,111,180		$ 783,111,180	$ 783,111,180
Holdings Count | Holding	401		401	401
Advisory Fees Paid, Amount	$ 1,317,095
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$783,111,180
# of portfolio holdings	401
Portfolio turnover rate	42%
Total advisory fees paid	$1,317,095
	1 Year	5 Years	10 Years
Class A	3.57	1.14	0.87
Class A with Load	1.50	0.73	0.67
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Ultra Short-Term Municipal Income Blended IndexFootnote Reference*	3.61	1.45	1.14
Bloomberg 1 Year Municipal Bond Index	3.19	1.22	1.13
Footnote	Description
Footnote*	Source: Allspring Funds Management, LLC. The Ultra Short-Term Municipal Income Blended Index is composed 50% of the Bloomberg 1 Year Municipal Bond Index and 50% of the iMoneyNet Tax-Free National Institutional Money Market Funds Average. You cannot invest directly in an index.

Holdings [Text Block]

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	62.9
1-3 years	27.6
3-5 years	8.6
5-10 years	0.5
10-20 years	0.4

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Fairfax County Redevelopment & Housing Authority One University Senior LLC, 1.25%, 12/1/2025	1.9
Connecticut State HEFA Yale University Series A, 4.45%, 7/1/2042	1.8
City of Quincy, 4.50%, 7/9/2025	1.3
College Park Business & IDA Somersby Family I LP Series B, 1.25%, 7/1/2025	1.3
University of Wisconsin Hospitals & Clinics Authority Obligated Group Series B, 4.65%, 4/1/2048	1.2
Metropolitan Transportation Authority Series D-1, 5.00%, 11/15/2034	1.1
Louisiana Local Government Environmental Facilities & CDA East Baton Rouge Sewerage Commission Series B, 0.88%, 2/1/2046	1.1
City of Dallas, 6.00%, 8/15/2053	1.0
Massachusetts HEFA Mass General Brigham, Inc. Series G-2, 3.70%, 7/1/2042	1.0
Westfield-Washington Multi-School Building Corp. Series A, 5.00%, 12/15/2024	0.9

Material Fund Change [Text Block]
C000220296
Shareholder Report [Line Items]
Fund Name	Ultra Short-Term Municipal Income Fund
Class Name	Class A2
Trading Symbol	WFUNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ultra Short-Term Municipal Income Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A2	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were positive security selection and credit quality allocation versus the performance benchmark, Bloomberg 1 Year Municipal Bond Index. There were no significant detractors from the Fund’s relative performance during the period. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Line Graph [Table Text Block]
	Class A2	Bloomberg Municipal Bond Index	Ultra Short-Term Municipal Income Blended Index	Bloomberg 1 Year Municipal Bond Index
6/30/2014	$10,000	$10,000	$10,000	$10,000
7/31/2014	$10,002	$10,018	$10,000	$10,000
8/31/2014	$10,024	$10,139	$10,003	$10,007
9/30/2014	$10,005	$10,149	$10,004	$10,007
10/31/2014	$10,007	$10,219	$10,006	$10,011
11/30/2014	$10,009	$10,236	$10,009	$10,017
12/31/2014	$10,011	$10,288	$10,006	$10,012
1/31/2015	$10,013	$10,470	$10,016	$10,031
2/28/2015	$10,014	$10,362	$10,017	$10,034
3/31/2015	$10,017	$10,392	$10,018	$10,034
4/30/2015	$9,998	$10,338	$10,018	$10,035
5/31/2015	$10,001	$10,309	$10,018	$10,034
6/30/2015	$9,993	$10,300	$10,018	$10,034
7/31/2015	$10,006	$10,375	$10,024	$10,048
8/31/2015	$10,009	$10,395	$10,033	$10,064
9/30/2015	$10,012	$10,470	$10,039	$10,077
10/31/2015	$10,025	$10,512	$10,044	$10,087
11/30/2015	$10,018	$10,554	$10,038	$10,074
12/31/2015	$10,022	$10,628	$10,038	$10,073
1/31/2016	$10,035	$10,755	$10,053	$10,104
2/29/2016	$10,028	$10,771	$10,061	$10,120
3/31/2016	$10,021	$10,806	$10,054	$10,105
4/30/2016	$10,035	$10,885	$10,060	$10,116
5/31/2016	$10,039	$10,915	$10,063	$10,122
6/30/2016	$10,054	$11,088	$10,072	$10,139
7/31/2016	$10,057	$11,095	$10,081	$10,157
8/31/2016	$10,061	$11,110	$10,076	$10,142
9/30/2016	$10,045	$11,054	$10,067	$10,120
10/31/2016	$10,050	$10,938	$10,073	$10,127
11/30/2016	$10,001	$10,531	$10,053	$10,083
12/31/2016	$9,996	$10,654	$10,064	$10,103
1/31/2017	$10,011	$10,724	$10,085	$10,140
2/28/2017	$10,017	$10,799	$10,103	$10,173
3/31/2017	$10,022	$10,822	$10,104	$10,173
4/30/2017	$10,038	$10,901	$10,115	$10,189
5/31/2017	$10,054	$11,074	$10,127	$10,208
6/30/2017	$10,050	$11,034	$10,125	$10,200
7/31/2017	$10,067	$11,123	$10,140	$10,224
8/31/2017	$10,082	$11,208	$10,154	$10,247
9/30/2017	$10,087	$11,151	$10,150	$10,235
10/31/2017	$10,093	$11,178	$10,153	$10,236
11/30/2017	$10,078	$11,118	$10,133	$10,190
12/31/2017	$10,085	$11,235	$10,140	$10,196
1/31/2018	$10,093	$11,102	$10,158	$10,225
2/28/2018	$10,090	$11,069	$10,171	$10,242
3/31/2018	$10,098	$11,110	$10,171	$10,235
4/30/2018	$10,098	$11,070	$10,172	$10,225
5/31/2018	$10,118	$11,197	$10,195	$10,259
6/30/2018	$10,138	$11,207	$10,217	$10,295
7/31/2018	$10,146	$11,234	$10,234	$10,317
8/31/2018	$10,156	$11,263	$10,238	$10,313
9/30/2018	$10,156	$11,190	$10,235	$10,293
10/31/2018	$10,156	$11,121	$10,247	$10,302
11/30/2018	$10,178	$11,244	$10,270	$10,335
12/31/2018	$10,200	$11,379	$10,297	$10,373
1/31/2019	$10,222	$11,465	$10,321	$10,406
2/28/2019	$10,233	$11,526	$10,341	$10,429
3/31/2019	$10,256	$11,708	$10,363	$10,458
4/30/2019	$10,268	$11,752	$10,375	$10,466
5/31/2019	$10,290	$11,914	$10,403	$10,505
6/30/2019	$10,303	$11,958	$10,427	$10,537
7/31/2019	$10,325	$12,055	$10,452	$10,572
8/31/2019	$10,336	$12,245	$10,467	$10,587
9/30/2019	$10,336	$12,147	$10,462	$10,564
10/31/2019	$10,347	$12,168	$10,484	$10,595
11/30/2019	$10,358	$12,199	$10,498	$10,613
12/31/2019	$10,368	$12,236	$10,511	$10,629
1/31/2020	$10,399	$12,456	$10,535	$10,666
2/29/2020	$10,408	$12,617	$10,550	$10,688
3/31/2020	$10,357	$12,159	$10,528	$10,635
4/30/2020	$10,337	$12,006	$10,542	$10,659
5/31/2020	$10,399	$12,388	$10,595	$10,765
6/30/2020	$10,418	$12,490	$10,595	$10,764
7/31/2020	$10,435	$12,701	$10,608	$10,791
8/31/2020	$10,439	$12,641	$10,609	$10,793
9/30/2020	$10,444	$12,644	$10,613	$10,801
10/31/2020	$10,448	$12,606	$10,609	$10,793
11/30/2020	$10,463	$12,796	$10,616	$10,806
12/31/2020	$10,467	$12,874	$10,620	$10,816
1/31/2021	$10,480	$12,956	$10,629	$10,834
2/28/2021	$10,472	$12,750	$10,627	$10,830
3/31/2021	$10,475	$12,829	$10,631	$10,838
4/30/2021	$10,478	$12,936	$10,635	$10,845
5/31/2021	$10,480	$12,975	$10,637	$10,850
6/30/2021	$10,483	$13,010	$10,637	$10,849
7/31/2021	$10,495	$13,118	$10,644	$10,863
8/31/2021	$10,486	$13,070	$10,642	$10,861
9/30/2021	$10,476	$12,976	$10,637	$10,849
10/31/2021	$10,467	$12,938	$10,636	$10,847
11/30/2021	$10,468	$13,048	$10,637	$10,850
12/31/2021	$10,469	$13,069	$10,637	$10,849
1/31/2022	$10,415	$12,711	$10,602	$10,777
2/28/2022	$10,396	$12,666	$10,595	$10,763
3/31/2022	$10,344	$12,255	$10,551	$10,674
4/30/2022	$10,305	$11,916	$10,530	$10,631
5/31/2022	$10,344	$12,093	$10,572	$10,712
6/30/2022	$10,340	$11,895	$10,576	$10,715
7/31/2022	$10,380	$12,210	$10,610	$10,773
8/31/2022	$10,346	$11,942	$10,576	$10,687
9/30/2022	$10,291	$11,484	$10,539	$10,595
10/31/2022	$10,303	$11,388	$10,557	$10,609
11/30/2022	$10,382	$11,921	$10,631	$10,731
12/31/2022	$10,395	$11,955	$10,645	$10,726
1/31/2023	$10,453	$12,298	$10,706	$10,816
2/28/2023	$10,413	$12,020	$10,677	$10,725
3/31/2023	$10,494	$12,287	$10,753	$10,840
4/30/2023	$10,486	$12,259	$10,756	$10,808
5/31/2023	$10,490	$12,153	$10,770	$10,797
6/30/2023	$10,539	$12,274	$10,816	$10,848
7/31/2023	$10,568	$12,323	$10,848	$10,871
8/31/2023	$10,576	$12,146	$10,876	$10,883
9/30/2023	$10,563	$11,790	$10,874	$10,838
10/31/2023	$10,597	$11,689	$10,912	$10,868
11/30/2023	$10,698	$12,431	$11,012	$11,026
12/31/2023	$10,754	$12,720	$11,067	$11,090
1/31/2024	$10,777	$12,655	$11,078	$11,086
2/29/2024	$10,800	$12,671	$11,098	$11,103
3/31/2024	$10,822	$12,671	$11,113	$11,103
4/30/2024	$10,834	$12,514	$11,129	$11,104
5/31/2024	$10,868	$12,477	$11,159	$11,131
6/30/2024	$10,926	$12,669	$11,205	$11,194

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A2Footnote Reference*	3.67	1.18	0.89
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Ultra Short-Term Municipal Income Blended IndexFootnote Reference†	3.61	1.45	1.14
Bloomberg 1 Year Municipal Bond Index	3.19	1.22	1.13

AssetsNet	$ 783,111,180		$ 783,111,180	$ 783,111,180
Holdings Count | Holding	401		401	401
Advisory Fees Paid, Amount	$ 1,317,095
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$783,111,180
# of portfolio holdings	401
Portfolio turnover rate	42%
Total advisory fees paid	$1,317,095
	1 Year	5 Years	10 Years
Class A2Footnote Reference*	3.67	1.18	0.89
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Ultra Short-Term Municipal Income Blended IndexFootnote Reference†	3.61	1.45	1.14
Bloomberg 1 Year Municipal Bond Index	3.19	1.22	1.13
Footnote	Description
Footnote*	Historical performance for the Class A2 shares prior to their inception on May 29, 2020 reflects the performance of the Class A shares, and includes the higher expenses applicable to the Class A shares. If these expenses had not been included, returns for the Class A2 shares would be higher.
Footnote†	Source: Allspring Funds Management, LLC. The Ultra Short-Term Municipal Income Blended Index is composed 50% of the Bloomberg 1 Year Municipal Bond Index and 50% of the iMoneyNet Tax-Free National Institutional Money Market Funds Average. You cannot invest directly in an index.

Holdings [Text Block]

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	62.9
1-3 years	27.6
3-5 years	8.6
5-10 years	0.5
10-20 years	0.4

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Fairfax County Redevelopment & Housing Authority One University Senior LLC, 1.25%, 12/1/2025	1.9
Connecticut State HEFA Yale University Series A, 4.45%, 7/1/2042	1.8
City of Quincy, 4.50%, 7/9/2025	1.3
College Park Business & IDA Somersby Family I LP Series B, 1.25%, 7/1/2025	1.3
University of Wisconsin Hospitals & Clinics Authority Obligated Group Series B, 4.65%, 4/1/2048	1.2
Metropolitan Transportation Authority Series D-1, 5.00%, 11/15/2034	1.1
Louisiana Local Government Environmental Facilities & CDA East Baton Rouge Sewerage Commission Series B, 0.88%, 2/1/2046	1.1
City of Dallas, 6.00%, 8/15/2053	1.0
Massachusetts HEFA Mass General Brigham, Inc. Series G-2, 3.70%, 7/1/2042	1.0
Westfield-Washington Multi-School Building Corp. Series A, 5.00%, 12/15/2024	0.9

Material Fund Change [Text Block]
C000064981
Shareholder Report [Line Items]
Fund Name	Ultra Short-Term Municipal Income Fund
Class Name	Class C
Trading Symbol	WFUSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ultra Short-Term Municipal Income Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$127	1.25%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were positive security selection and credit quality allocation versus the performance benchmark, Bloomberg 1 Year Municipal Bond Index. There were no significant detractors from the Fund’s relative performance during the period. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Line Graph [Table Text Block]
	Class C with Load	Bloomberg Municipal Bond Index	Ultra Short-Term Municipal Income Blended Index	Bloomberg 1 Year Municipal Bond Index
6/30/2014	$10,000	$10,000	$10,000	$10,000
7/31/2014	$9,979	$10,018	$10,000	$10,000
8/31/2014	$9,979	$10,139	$10,003	$10,007
9/30/2014	$9,979	$10,149	$10,004	$10,007
10/31/2014	$9,979	$10,219	$10,006	$10,011
11/30/2014	$9,979	$10,236	$10,009	$10,017
12/31/2014	$9,959	$10,288	$10,006	$10,012
1/31/2015	$9,959	$10,470	$10,016	$10,031
2/28/2015	$9,959	$10,362	$10,017	$10,034
3/31/2015	$9,938	$10,392	$10,018	$10,034
4/30/2015	$9,938	$10,338	$10,018	$10,035
5/31/2015	$9,918	$10,309	$10,018	$10,034
6/30/2015	$9,907	$10,300	$10,018	$10,034
7/31/2015	$9,907	$10,375	$10,024	$10,048
8/31/2015	$9,907	$10,395	$10,033	$10,064
9/30/2015	$9,907	$10,470	$10,039	$10,077
10/31/2015	$9,907	$10,512	$10,044	$10,087
11/30/2015	$9,907	$10,554	$10,038	$10,074
12/31/2015	$9,898	$10,628	$10,038	$10,073
1/31/2016	$9,898	$10,755	$10,053	$10,104
2/29/2016	$9,888	$10,771	$10,061	$10,120
3/31/2016	$9,888	$10,806	$10,054	$10,105
4/30/2016	$9,888	$10,885	$10,060	$10,116
5/31/2016	$9,888	$10,915	$10,063	$10,122
6/30/2016	$9,888	$11,088	$10,072	$10,139
7/31/2016	$9,888	$11,095	$10,081	$10,157
8/31/2016	$9,888	$11,110	$10,076	$10,142
9/30/2016	$9,867	$11,054	$10,067	$10,120
10/31/2016	$9,867	$10,938	$10,073	$10,127
11/30/2016	$9,804	$10,531	$10,053	$10,083
12/31/2016	$9,805	$10,654	$10,064	$10,103
1/31/2017	$9,805	$10,724	$10,085	$10,140
2/28/2017	$9,805	$10,799	$10,103	$10,173
3/31/2017	$9,805	$10,822	$10,104	$10,173
4/30/2017	$9,816	$10,901	$10,115	$10,189
5/31/2017	$9,826	$11,074	$10,127	$10,208
6/30/2017	$9,816	$11,034	$10,125	$10,200
7/31/2017	$9,826	$11,123	$10,140	$10,224
8/31/2017	$9,837	$11,208	$10,154	$10,247
9/30/2017	$9,826	$11,151	$10,150	$10,235
10/31/2017	$9,826	$11,178	$10,153	$10,236
11/30/2017	$9,816	$11,118	$10,133	$10,190
12/31/2017	$9,806	$11,235	$10,140	$10,196
1/31/2018	$9,808	$11,102	$10,158	$10,225
2/28/2018	$9,809	$11,069	$10,171	$10,242
3/31/2018	$9,801	$11,110	$10,171	$10,235
4/30/2018	$9,804	$11,070	$10,172	$10,225
5/31/2018	$9,818	$11,197	$10,195	$10,259
6/30/2018	$9,831	$11,207	$10,217	$10,295
7/31/2018	$9,833	$11,234	$10,234	$10,317
8/31/2018	$9,836	$11,263	$10,238	$10,313
9/30/2018	$9,819	$11,190	$10,235	$10,293
10/31/2018	$9,823	$11,121	$10,247	$10,302
11/30/2018	$9,839	$11,244	$10,270	$10,335
12/31/2018	$9,844	$11,379	$10,297	$10,373
1/31/2019	$9,859	$11,465	$10,321	$10,406
2/28/2019	$9,875	$11,526	$10,341	$10,429
3/31/2019	$9,879	$11,708	$10,363	$10,458
4/30/2019	$9,885	$11,752	$10,375	$10,466
5/31/2019	$9,901	$11,914	$10,403	$10,505
6/30/2019	$9,917	$11,958	$10,427	$10,537
7/31/2019	$9,932	$12,055	$10,452	$10,572
8/31/2019	$9,936	$12,245	$10,467	$10,587
9/30/2019	$9,930	$12,147	$10,462	$10,564
10/31/2019	$9,935	$12,168	$10,484	$10,595
11/30/2019	$9,938	$12,199	$10,498	$10,613
12/31/2019	$9,942	$12,236	$10,511	$10,629
1/31/2020	$9,955	$12,456	$10,535	$10,666
2/29/2020	$9,969	$12,617	$10,550	$10,688
3/31/2020	$9,902	$12,159	$10,528	$10,635
4/30/2020	$9,886	$12,006	$10,542	$10,659
5/31/2020	$9,930	$12,388	$10,595	$10,765
6/30/2020	$9,942	$12,490	$10,595	$10,764
7/31/2020	$9,953	$12,701	$10,608	$10,791
8/31/2020	$10,006	$12,641	$10,609	$10,793
9/30/2020	$10,006	$12,644	$10,613	$10,801
10/31/2020	$9,996	$12,606	$10,609	$10,793
11/30/2020	$10,006	$12,796	$10,616	$10,806
12/31/2020	$10,017	$12,874	$10,620	$10,816
1/31/2021	$10,028	$12,956	$10,629	$10,834
2/28/2021	$10,007	$12,750	$10,627	$10,830
3/31/2021	$10,007	$12,829	$10,631	$10,838
4/30/2021	$10,017	$12,936	$10,635	$10,845
5/31/2021	$10,018	$12,975	$10,637	$10,850
6/30/2021	$10,018	$13,010	$10,637	$10,849
7/31/2021	$10,018	$13,118	$10,644	$10,863
8/31/2021	$10,018	$13,070	$10,642	$10,861
9/30/2021	$9,997	$12,976	$10,637	$10,849
10/31/2021	$9,997	$12,938	$10,636	$10,847
11/30/2021	$9,997	$13,048	$10,637	$10,850
12/31/2021	$9,997	$13,069	$10,637	$10,849
1/31/2022	$9,944	$12,711	$10,602	$10,777
2/28/2022	$9,923	$12,666	$10,595	$10,763
3/31/2022	$9,871	$12,255	$10,551	$10,674
4/30/2022	$9,829	$11,916	$10,530	$10,631
5/31/2022	$9,860	$12,093	$10,572	$10,712
6/30/2022	$9,850	$11,895	$10,576	$10,715
7/31/2022	$9,888	$12,210	$10,610	$10,773
8/31/2022	$9,855	$11,942	$10,576	$10,687
9/30/2022	$9,801	$11,484	$10,539	$10,595
10/31/2022	$9,812	$11,388	$10,557	$10,609
11/30/2022	$9,886	$11,921	$10,631	$10,731
12/31/2022	$9,898	$11,955	$10,645	$10,726
1/31/2023	$9,952	$12,298	$10,706	$10,816
2/28/2023	$9,924	$12,020	$10,677	$10,725
3/31/2023	$9,990	$12,287	$10,753	$10,840
4/30/2023	$9,982	$12,259	$10,756	$10,808
5/31/2023	$9,984	$12,153	$10,770	$10,797
6/30/2023	$10,030	$12,274	$10,816	$10,848
7/31/2023	$10,057	$12,323	$10,848	$10,871
8/31/2023	$10,063	$12,146	$10,876	$10,883
9/30/2023	$10,051	$11,790	$10,874	$10,838
10/31/2023	$10,082	$11,689	$10,912	$10,868
11/30/2023	$10,177	$12,431	$11,012	$11,026
12/31/2023	$10,230	$12,720	$11,067	$11,090
1/31/2024	$10,250	$12,655	$11,078	$11,086
2/29/2024	$10,272	$12,671	$11,098	$11,103
3/31/2024	$10,292	$12,671	$11,113	$11,103
4/30/2024	$10,303	$12,514	$11,129	$11,104
5/31/2024	$10,334	$12,477	$11,159	$11,131
6/30/2024	$10,389	$12,669	$11,205	$11,194

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C	2.81	0.74	0.38
Class C with Load	1.81	0.74	0.38
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Ultra Short-Term Municipal Income Blended IndexFootnote Reference*	3.61	1.45	1.14
Bloomberg 1 Year Municipal Bond Index	3.19	1.22	1.13

AssetsNet	$ 783,111,180		$ 783,111,180	$ 783,111,180
Holdings Count | Holding	401		401	401
Advisory Fees Paid, Amount	$ 1,317,095
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$783,111,180
# of portfolio holdings	401
Portfolio turnover rate	42%
Total advisory fees paid	$1,317,095
	1 Year	5 Years	10 Years
Class C	2.81	0.74	0.38
Class C with Load	1.81	0.74	0.38
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Ultra Short-Term Municipal Income Blended IndexFootnote Reference*	3.61	1.45	1.14
Bloomberg 1 Year Municipal Bond Index	3.19	1.22	1.13
Footnote	Description
Footnote*	Source: Allspring Funds Management, LLC. The Ultra Short-Term Municipal Income Blended Index is composed 50% of the Bloomberg 1 Year Municipal Bond Index and 50% of the iMoneyNet Tax-Free National Institutional Money Market Funds Average. You cannot invest directly in an index.

Holdings [Text Block]

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	62.9
1-3 years	27.6
3-5 years	8.6
5-10 years	0.5
10-20 years	0.4

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Fairfax County Redevelopment & Housing Authority One University Senior LLC, 1.25%, 12/1/2025	1.9
Connecticut State HEFA Yale University Series A, 4.45%, 7/1/2042	1.8
City of Quincy, 4.50%, 7/9/2025	1.3
College Park Business & IDA Somersby Family I LP Series B, 1.25%, 7/1/2025	1.3
University of Wisconsin Hospitals & Clinics Authority Obligated Group Series B, 4.65%, 4/1/2048	1.2
Metropolitan Transportation Authority Series D-1, 5.00%, 11/15/2034	1.1
Louisiana Local Government Environmental Facilities & CDA East Baton Rouge Sewerage Commission Series B, 0.88%, 2/1/2046	1.1
City of Dallas, 6.00%, 8/15/2053	1.0
Massachusetts HEFA Mass General Brigham, Inc. Series G-2, 3.70%, 7/1/2042	1.0
Westfield-Washington Multi-School Building Corp. Series A, 5.00%, 12/15/2024	0.9

Material Fund Change [Text Block]
C000205247
Shareholder Report [Line Items]
Fund Name	Ultra Short-Term Municipal Income Fund
Class Name	Class R6
Trading Symbol	WUSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ultra Short-Term Municipal Income Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were positive security selection and credit quality allocation versus the performance benchmark, Bloomberg 1 Year Municipal Bond Index. There were no significant detractors from the Fund’s relative performance during the period. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Line Graph [Table Text Block]
	Class R6	Bloomberg Municipal Bond Index	Ultra Short-Term Municipal Income Blended Index	Bloomberg 1 Year Municipal Bond Index
6/30/2014	$10,000	$10,000	$10,000	$10,000
7/31/2014	$10,004	$10,018	$10,000	$10,000
8/31/2014	$10,009	$10,139	$10,003	$10,007
9/30/2014	$10,013	$10,149	$10,004	$10,007
10/31/2014	$10,017	$10,219	$10,006	$10,011
11/30/2014	$10,021	$10,236	$10,009	$10,017
12/31/2014	$10,027	$10,288	$10,006	$10,012
1/31/2015	$10,030	$10,470	$10,016	$10,031
2/28/2015	$10,034	$10,362	$10,017	$10,034
3/31/2015	$10,039	$10,392	$10,018	$10,034
4/30/2015	$10,023	$10,338	$10,018	$10,035
5/31/2015	$10,028	$10,309	$10,018	$10,034
6/30/2015	$10,023	$10,300	$10,018	$10,034
7/31/2015	$10,039	$10,375	$10,024	$10,048
8/31/2015	$10,044	$10,395	$10,033	$10,064
9/30/2015	$10,050	$10,470	$10,039	$10,077
10/31/2015	$10,066	$10,512	$10,044	$10,087
11/30/2015	$10,061	$10,554	$10,038	$10,074
12/31/2015	$10,068	$10,628	$10,038	$10,073
1/31/2016	$10,083	$10,755	$10,053	$10,104
2/29/2016	$10,078	$10,771	$10,061	$10,120
3/31/2016	$10,073	$10,806	$10,054	$10,105
4/30/2016	$10,090	$10,885	$10,060	$10,116
5/31/2016	$10,097	$10,915	$10,063	$10,122
6/30/2016	$10,114	$11,088	$10,072	$10,139
7/31/2016	$10,120	$11,095	$10,081	$10,157
8/31/2016	$10,127	$11,110	$10,076	$10,142
9/30/2016	$10,113	$11,054	$10,067	$10,120
10/31/2016	$10,120	$10,938	$10,073	$10,127
11/30/2016	$10,074	$10,531	$10,053	$10,083
12/31/2016	$10,071	$10,654	$10,064	$10,103
1/31/2017	$10,089	$10,724	$10,085	$10,140
2/28/2017	$10,097	$10,799	$10,103	$10,173
3/31/2017	$10,105	$10,822	$10,104	$10,173
4/30/2017	$10,124	$10,901	$10,115	$10,189
5/31/2017	$10,143	$11,074	$10,127	$10,208
6/30/2017	$10,151	$11,034	$10,125	$10,200
7/31/2017	$10,160	$11,123	$10,140	$10,224
8/31/2017	$10,178	$11,208	$10,154	$10,247
9/30/2017	$10,186	$11,151	$10,150	$10,235
10/31/2017	$10,195	$11,178	$10,153	$10,236
11/30/2017	$10,182	$11,118	$10,133	$10,190
12/31/2017	$10,192	$11,235	$10,140	$10,196
1/31/2018	$10,202	$11,102	$10,158	$10,225
2/28/2018	$10,213	$11,069	$10,171	$10,242
3/31/2018	$10,213	$11,110	$10,171	$10,235
4/30/2018	$10,215	$11,070	$10,172	$10,225
5/31/2018	$10,237	$11,197	$10,195	$10,259
6/30/2018	$10,260	$11,207	$10,217	$10,295
7/31/2018	$10,282	$11,234	$10,234	$10,317
8/31/2018	$10,295	$11,263	$10,238	$10,313
9/30/2018	$10,287	$11,190	$10,235	$10,293
10/31/2018	$10,301	$11,121	$10,247	$10,302
11/30/2018	$10,315	$11,244	$10,270	$10,335
12/31/2018	$10,341	$11,379	$10,297	$10,373
1/31/2019	$10,366	$11,465	$10,321	$10,406
2/28/2019	$10,381	$11,526	$10,341	$10,429
3/31/2019	$10,406	$11,708	$10,363	$10,458
4/30/2019	$10,411	$11,752	$10,375	$10,466
5/31/2019	$10,448	$11,914	$10,403	$10,505
6/30/2019	$10,463	$11,958	$10,427	$10,537
7/31/2019	$10,489	$12,055	$10,452	$10,572
8/31/2019	$10,503	$12,245	$10,467	$10,587
9/30/2019	$10,506	$12,147	$10,462	$10,564
10/31/2019	$10,521	$12,168	$10,484	$10,595
11/30/2019	$10,534	$12,199	$10,498	$10,613
12/31/2019	$10,548	$12,236	$10,511	$10,629
1/31/2020	$10,583	$12,456	$10,535	$10,666
2/29/2020	$10,595	$12,617	$10,550	$10,688
3/31/2020	$10,546	$12,159	$10,528	$10,635
4/30/2020	$10,528	$12,006	$10,542	$10,659
5/31/2020	$10,595	$12,388	$10,595	$10,765
6/30/2020	$10,617	$12,490	$10,595	$10,764
7/31/2020	$10,637	$12,701	$10,608	$10,791
8/31/2020	$10,645	$12,641	$10,609	$10,793
9/30/2020	$10,652	$12,644	$10,613	$10,801
10/31/2020	$10,648	$12,606	$10,609	$10,793
11/30/2020	$10,677	$12,796	$10,616	$10,806
12/31/2020	$10,683	$12,874	$10,620	$10,816
1/31/2021	$10,700	$12,956	$10,629	$10,834
2/28/2021	$10,683	$12,750	$10,627	$10,830
3/31/2021	$10,699	$12,829	$10,631	$10,838
4/30/2021	$10,705	$12,936	$10,635	$10,845
5/31/2021	$10,710	$12,975	$10,637	$10,850
6/30/2021	$10,715	$13,010	$10,637	$10,849
7/31/2021	$10,731	$13,118	$10,644	$10,863
8/31/2021	$10,724	$13,070	$10,642	$10,861
9/30/2021	$10,717	$12,976	$10,637	$10,849
10/31/2021	$10,710	$12,938	$10,636	$10,847
11/30/2021	$10,714	$13,048	$10,637	$10,850
12/31/2021	$10,718	$13,069	$10,637	$10,849
1/31/2022	$10,665	$12,711	$10,602	$10,777
2/28/2022	$10,648	$12,666	$10,595	$10,763
3/31/2022	$10,597	$12,255	$10,551	$10,674
4/30/2022	$10,559	$11,916	$10,530	$10,631
5/31/2022	$10,601	$12,093	$10,572	$10,712
6/30/2022	$10,598	$11,895	$10,576	$10,715
7/31/2022	$10,642	$12,210	$10,610	$10,773
8/31/2022	$10,597	$11,942	$10,576	$10,687
9/30/2022	$10,554	$11,484	$10,539	$10,595
10/31/2022	$10,557	$11,388	$10,557	$10,609
11/30/2022	$10,650	$11,921	$10,631	$10,731
12/31/2022	$10,666	$11,955	$10,645	$10,726
1/31/2023	$10,727	$12,298	$10,706	$10,816
2/28/2023	$10,688	$12,020	$10,677	$10,725
3/31/2023	$10,772	$12,287	$10,753	$10,840
4/30/2023	$10,766	$12,259	$10,756	$10,808
5/31/2023	$10,772	$12,153	$10,770	$10,797
6/30/2023	$10,824	$12,274	$10,816	$10,848
7/31/2023	$10,844	$12,323	$10,848	$10,871
8/31/2023	$10,865	$12,146	$10,876	$10,883
9/30/2023	$10,854	$11,790	$10,874	$10,838
10/31/2023	$10,891	$11,689	$10,912	$10,868
11/30/2023	$10,996	$12,431	$11,012	$11,026
12/31/2023	$11,056	$12,720	$11,067	$11,090
1/31/2024	$11,081	$12,655	$11,078	$11,086
2/29/2024	$11,107	$12,671	$11,098	$11,103
3/31/2024	$11,132	$12,671	$11,113	$11,103
4/30/2024	$11,146	$12,514	$11,129	$11,104
5/31/2024	$11,183	$12,477	$11,159	$11,131
6/30/2024	$11,244	$12,669	$11,205	$11,194

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6Footnote Reference*	3.88	1.45	1.18
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Ultra Short-Term Municipal Income Blended IndexFootnote Reference†	3.61	1.45	1.14
Bloomberg 1 Year Municipal Bond Index	3.19	1.22	1.13

AssetsNet	$ 783,111,180		$ 783,111,180	$ 783,111,180
Holdings Count | Holding	401		401	401
Advisory Fees Paid, Amount	$ 1,317,095
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$783,111,180
# of portfolio holdings	401
Portfolio turnover rate	42%
Total advisory fees paid	$1,317,095
	1 Year	5 Years	10 Years
Class R6Footnote Reference*	3.88	1.45	1.18
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Ultra Short-Term Municipal Income Blended IndexFootnote Reference†	3.61	1.45	1.14
Bloomberg 1 Year Municipal Bond Index	3.19	1.22	1.13
Footnote	Description
Footnote*	Historical performance shown for the Class R6 shares prior to their inception on July 31, 2018 reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.
Footnote†	Source: Allspring Funds Management, LLC. The Ultra Short-Term Municipal Income Blended Index is composed 50% of the Bloomberg 1 Year Municipal Bond Index and 50% of the iMoneyNet Tax-Free National Institutional Money Market Funds Average. You cannot invest directly in an index.

Holdings [Text Block]

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	62.9
1-3 years	27.6
3-5 years	8.6
5-10 years	0.5
10-20 years	0.4

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Fairfax County Redevelopment & Housing Authority One University Senior LLC, 1.25%, 12/1/2025	1.9
Connecticut State HEFA Yale University Series A, 4.45%, 7/1/2042	1.8
City of Quincy, 4.50%, 7/9/2025	1.3
College Park Business & IDA Somersby Family I LP Series B, 1.25%, 7/1/2025	1.3
University of Wisconsin Hospitals & Clinics Authority Obligated Group Series B, 4.65%, 4/1/2048	1.2
Metropolitan Transportation Authority Series D-1, 5.00%, 11/15/2034	1.1
Louisiana Local Government Environmental Facilities & CDA East Baton Rouge Sewerage Commission Series B, 0.88%, 2/1/2046	1.1
City of Dallas, 6.00%, 8/15/2053	1.0
Massachusetts HEFA Mass General Brigham, Inc. Series G-2, 3.70%, 7/1/2042	1.0
Westfield-Washington Multi-School Building Corp. Series A, 5.00%, 12/15/2024	0.9

Material Fund Change [Text Block]
C000020341
Shareholder Report [Line Items]
Fund Name	Ultra Short-Term Municipal Income Fund
Class Name	Institutional Class
Trading Symbol	SMAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ultra Short-Term Municipal Income Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$25	0.25%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were positive security selection and credit quality allocation versus the performance benchmark, Bloomberg 1 Year Municipal Bond Index. There were no significant detractors from the Fund’s relative performance during the period. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Line Graph [Table Text Block]
	Institutional Class	Bloomberg Municipal Bond Index	Ultra Short-Term Municipal Income Blended Index	Bloomberg 1 Year Municipal Bond Index
6/30/2014	$10,000	$10,000	$10,000	$10,000
7/31/2014	$10,004	$10,018	$10,000	$10,000
8/31/2014	$10,009	$10,139	$10,003	$10,007
9/30/2014	$10,013	$10,149	$10,004	$10,007
10/31/2014	$10,017	$10,219	$10,006	$10,011
11/30/2014	$10,021	$10,236	$10,009	$10,017
12/31/2014	$10,027	$10,288	$10,006	$10,012
1/31/2015	$10,030	$10,470	$10,016	$10,031
2/28/2015	$10,034	$10,362	$10,017	$10,034
3/31/2015	$10,039	$10,392	$10,018	$10,034
4/30/2015	$10,023	$10,338	$10,018	$10,035
5/31/2015	$10,028	$10,309	$10,018	$10,034
6/30/2015	$10,023	$10,300	$10,018	$10,034
7/31/2015	$10,039	$10,375	$10,024	$10,048
8/31/2015	$10,044	$10,395	$10,033	$10,064
9/30/2015	$10,050	$10,470	$10,039	$10,077
10/31/2015	$10,066	$10,512	$10,044	$10,087
11/30/2015	$10,061	$10,554	$10,038	$10,074
12/31/2015	$10,068	$10,628	$10,038	$10,073
1/31/2016	$10,083	$10,755	$10,053	$10,104
2/29/2016	$10,078	$10,771	$10,061	$10,120
3/31/2016	$10,073	$10,806	$10,054	$10,105
4/30/2016	$10,090	$10,885	$10,060	$10,116
5/31/2016	$10,097	$10,915	$10,063	$10,122
6/30/2016	$10,114	$11,088	$10,072	$10,139
7/31/2016	$10,120	$11,095	$10,081	$10,157
8/31/2016	$10,127	$11,110	$10,076	$10,142
9/30/2016	$10,113	$11,054	$10,067	$10,120
10/31/2016	$10,120	$10,938	$10,073	$10,127
11/30/2016	$10,074	$10,531	$10,053	$10,083
12/31/2016	$10,071	$10,654	$10,064	$10,103
1/31/2017	$10,089	$10,724	$10,085	$10,140
2/28/2017	$10,097	$10,799	$10,103	$10,173
3/31/2017	$10,105	$10,822	$10,104	$10,173
4/30/2017	$10,124	$10,901	$10,115	$10,189
5/31/2017	$10,143	$11,074	$10,127	$10,208
6/30/2017	$10,151	$11,034	$10,125	$10,200
7/31/2017	$10,160	$11,123	$10,140	$10,224
8/31/2017	$10,178	$11,208	$10,154	$10,247
9/30/2017	$10,186	$11,151	$10,150	$10,235
10/31/2017	$10,195	$11,178	$10,153	$10,236
11/30/2017	$10,182	$11,118	$10,133	$10,190
12/31/2017	$10,192	$11,235	$10,140	$10,196
1/31/2018	$10,202	$11,102	$10,158	$10,225
2/28/2018	$10,213	$11,069	$10,171	$10,242
3/31/2018	$10,213	$11,110	$10,171	$10,235
4/30/2018	$10,215	$11,070	$10,172	$10,225
5/31/2018	$10,237	$11,197	$10,195	$10,259
6/30/2018	$10,260	$11,207	$10,217	$10,295
7/31/2018	$10,282	$11,234	$10,234	$10,317
8/31/2018	$10,284	$11,263	$10,238	$10,313
9/30/2018	$10,286	$11,190	$10,235	$10,293
10/31/2018	$10,289	$11,121	$10,247	$10,302
11/30/2018	$10,314	$11,244	$10,270	$10,335
12/31/2018	$10,339	$11,379	$10,297	$10,373
1/31/2019	$10,363	$11,465	$10,321	$10,406
2/28/2019	$10,378	$11,526	$10,341	$10,429
3/31/2019	$10,403	$11,708	$10,363	$10,458
4/30/2019	$10,418	$11,752	$10,375	$10,466
5/31/2019	$10,443	$11,914	$10,403	$10,505
6/30/2019	$10,458	$11,958	$10,427	$10,537
7/31/2019	$10,483	$12,055	$10,452	$10,572
8/31/2019	$10,497	$12,245	$10,467	$10,587
9/30/2019	$10,500	$12,147	$10,462	$10,564
10/31/2019	$10,525	$12,168	$10,484	$10,595
11/30/2019	$10,538	$12,199	$10,498	$10,613
12/31/2019	$10,551	$12,236	$10,511	$10,629
1/31/2020	$10,575	$12,456	$10,535	$10,666
2/29/2020	$10,587	$12,617	$10,550	$10,688
3/31/2020	$10,537	$12,159	$10,528	$10,635
4/30/2020	$10,530	$12,006	$10,542	$10,659
5/31/2020	$10,586	$12,388	$10,595	$10,765
6/30/2020	$10,607	$12,490	$10,595	$10,764
7/31/2020	$10,627	$12,701	$10,608	$10,791
8/31/2020	$10,634	$12,641	$10,609	$10,793
9/30/2020	$10,640	$12,644	$10,613	$10,801
10/31/2020	$10,647	$12,606	$10,609	$10,793
11/30/2020	$10,664	$12,796	$10,616	$10,806
12/31/2020	$10,670	$12,874	$10,620	$10,816
1/31/2021	$10,686	$12,956	$10,629	$10,834
2/28/2021	$10,680	$12,750	$10,627	$10,830
3/31/2021	$10,685	$12,829	$10,631	$10,838
4/30/2021	$10,690	$12,936	$10,635	$10,845
5/31/2021	$10,695	$12,975	$10,637	$10,850
6/30/2021	$10,700	$13,010	$10,637	$10,849
7/31/2021	$10,715	$13,118	$10,644	$10,863
8/31/2021	$10,707	$13,070	$10,642	$10,861
9/30/2021	$10,700	$12,976	$10,637	$10,849
10/31/2021	$10,692	$12,938	$10,636	$10,847
11/30/2021	$10,696	$13,048	$10,637	$10,850
12/31/2021	$10,699	$13,069	$10,637	$10,849
1/31/2022	$10,647	$12,711	$10,602	$10,777
2/28/2022	$10,629	$12,666	$10,595	$10,763
3/31/2022	$10,578	$12,255	$10,551	$10,674
4/30/2022	$10,540	$11,916	$10,530	$10,631
5/31/2022	$10,580	$12,093	$10,572	$10,712
6/30/2022	$10,578	$11,895	$10,576	$10,715
7/31/2022	$10,632	$12,210	$10,610	$10,773
8/31/2022	$10,587	$11,942	$10,576	$10,687
9/30/2022	$10,532	$11,484	$10,539	$10,595
10/31/2022	$10,546	$11,388	$10,557	$10,609
11/30/2022	$10,627	$11,921	$10,631	$10,731
12/31/2022	$10,642	$11,955	$10,645	$10,726
1/31/2023	$10,714	$12,298	$10,706	$10,816
2/28/2023	$10,675	$12,020	$10,677	$10,725
3/31/2023	$10,747	$12,287	$10,753	$10,840
4/30/2023	$10,741	$12,259	$10,756	$10,808
5/31/2023	$10,746	$12,153	$10,770	$10,797
6/30/2023	$10,798	$12,274	$10,816	$10,848
7/31/2023	$10,828	$12,323	$10,848	$10,871
8/31/2023	$10,838	$12,146	$10,876	$10,883
9/30/2023	$10,826	$11,790	$10,874	$10,838
10/31/2023	$10,863	$11,689	$10,912	$10,868
11/30/2023	$10,967	$12,431	$11,012	$11,026
12/31/2023	$11,027	$12,720	$11,067	$11,090
1/31/2024	$11,051	$12,655	$11,078	$11,086
2/29/2024	$11,076	$12,671	$11,098	$11,103
3/31/2024	$11,100	$12,671	$11,113	$11,103
4/30/2024	$11,126	$12,514	$11,129	$11,104
5/31/2024	$11,150	$12,477	$11,159	$11,131
6/30/2024	$11,211	$12,669	$11,205	$11,194

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Class	3.83	1.40	1.15
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Ultra Short-Term Municipal Income Blended IndexFootnote Reference*	3.61	1.45	1.14
Bloomberg 1 Year Municipal Bond Index	3.19	1.22	1.13

AssetsNet	$ 783,111,180		$ 783,111,180	$ 783,111,180
Holdings Count | Holding	401		401	401
Advisory Fees Paid, Amount	$ 1,317,095
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$783,111,180
# of portfolio holdings	401
Portfolio turnover rate	42%
Total advisory fees paid	$1,317,095
	1 Year	5 Years	10 Years
Institutional Class	3.83	1.40	1.15
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Ultra Short-Term Municipal Income Blended IndexFootnote Reference*	3.61	1.45	1.14
Bloomberg 1 Year Municipal Bond Index	3.19	1.22	1.13
Footnote	Description
Footnote*	Source: Allspring Funds Management, LLC. The Ultra Short-Term Municipal Income Blended Index is composed 50% of the Bloomberg 1 Year Municipal Bond Index and 50% of the iMoneyNet Tax-Free National Institutional Money Market Funds Average. You cannot invest directly in an index.

Holdings [Text Block]

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	62.9
1-3 years	27.6
3-5 years	8.6
5-10 years	0.5
10-20 years	0.4

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Fairfax County Redevelopment & Housing Authority One University Senior LLC, 1.25%, 12/1/2025	1.9
Connecticut State HEFA Yale University Series A, 4.45%, 7/1/2042	1.8
City of Quincy, 4.50%, 7/9/2025	1.3
College Park Business & IDA Somersby Family I LP Series B, 1.25%, 7/1/2025	1.3
University of Wisconsin Hospitals & Clinics Authority Obligated Group Series B, 4.65%, 4/1/2048	1.2
Metropolitan Transportation Authority Series D-1, 5.00%, 11/15/2034	1.1
Louisiana Local Government Environmental Facilities & CDA East Baton Rouge Sewerage Commission Series B, 0.88%, 2/1/2046	1.1
City of Dallas, 6.00%, 8/15/2053	1.0
Massachusetts HEFA Mass General Brigham, Inc. Series G-2, 3.70%, 7/1/2042	1.0
Westfield-Washington Multi-School Building Corp. Series A, 5.00%, 12/15/2024	0.9

Material Fund Change [Text Block]
C000064975
Shareholder Report [Line Items]
Fund Name	Wisconsin Tax-Free Fund
Class Name	Class A
Trading Symbol	WWTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Wisconsin Tax-Free Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$71	0.70%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were positive credit quality allocation and security selection versus the performance benchmark, Bloomberg Wisconsin Municipal Bond Index. Sector allocation detracted slightly from the Fund’s relative performance. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Line Graph [Table Text Block]
	Class A with Load	Bloomberg Municipal Bond Index	Bloomberg Wisconsin Municipal Bond Index
6/30/2014	$9,547	$10,000	$10,000
7/31/2014	$9,540	$10,018	$10,022
8/31/2014	$9,628	$10,139	$10,144
9/30/2014	$9,647	$10,149	$10,145
10/31/2014	$9,691	$10,219	$10,216
11/30/2014	$9,701	$10,236	$10,214
12/31/2014	$9,739	$10,288	$10,255
1/31/2015	$9,864	$10,470	$10,446
2/28/2015	$9,801	$10,362	$10,348
3/31/2015	$9,827	$10,392	$10,373
4/30/2015	$9,799	$10,338	$10,326
5/31/2015	$9,771	$10,309	$10,307
6/30/2015	$9,745	$10,300	$10,296
7/31/2015	$9,798	$10,375	$10,365
8/31/2015	$9,799	$10,395	$10,390
9/30/2015	$9,864	$10,470	$10,468
10/31/2015	$9,911	$10,512	$10,511
11/30/2015	$9,941	$10,554	$10,526
12/31/2015	$9,999	$10,628	$10,582
1/31/2016	$10,081	$10,755	$10,701
2/29/2016	$10,092	$10,771	$10,729
3/31/2016	$10,101	$10,806	$10,749
4/30/2016	$10,156	$10,885	$10,808
5/31/2016	$10,165	$10,915	$10,831
6/30/2016	$10,275	$11,088	$10,992
7/31/2016	$10,257	$11,095	$11,002
8/31/2016	$10,284	$11,110	$11,026
9/30/2016	$10,257	$11,054	$10,959
10/31/2016	$10,193	$10,938	$10,862
11/30/2016	$9,916	$10,531	$10,471
12/31/2016	$9,974	$10,654	$10,587
1/31/2017	$9,976	$10,724	$10,676
2/28/2017	$10,046	$10,799	$10,749
3/31/2017	$10,068	$10,822	$10,770
4/30/2017	$10,127	$10,901	$10,844
5/31/2017	$10,252	$11,074	$10,991
6/30/2017	$10,226	$11,034	$10,955
7/31/2017	$10,295	$11,123	$11,036
8/31/2017	$10,383	$11,208	$11,101
9/30/2017	$10,348	$11,151	$11,041
10/31/2017	$10,360	$11,178	$11,067
11/30/2017	$10,334	$11,118	$10,991
12/31/2017	$10,403	$11,235	$11,096
1/31/2018	$10,310	$11,102	$10,975
2/28/2018	$10,276	$11,069	$10,943
3/31/2018	$10,318	$11,110	$10,974
4/30/2018	$10,293	$11,070	$10,941
5/31/2018	$10,393	$11,197	$11,053
6/30/2018	$10,406	$11,207	$11,066
7/31/2018	$10,429	$11,234	$11,098
8/31/2018	$10,442	$11,263	$11,123
9/30/2018	$10,388	$11,190	$11,048
10/31/2018	$10,344	$11,121	$10,992
11/30/2018	$10,446	$11,244	$11,101
12/31/2018	$10,557	$11,379	$11,243
1/31/2019	$10,630	$11,465	$11,329
2/28/2019	$10,674	$11,526	$11,381
3/31/2019	$10,796	$11,708	$11,529
4/30/2019	$10,830	$11,752	$11,556
5/31/2019	$10,942	$11,914	$11,699
6/30/2019	$10,985	$11,958	$11,750
7/31/2019	$11,058	$12,055	$11,835
8/31/2019	$11,180	$12,245	$11,968
9/30/2019	$11,132	$12,147	$11,885
10/31/2019	$11,144	$12,168	$11,920
11/30/2019	$11,165	$12,199	$11,947
12/31/2019	$11,190	$12,236	$11,986
1/31/2020	$11,321	$12,456	$12,156
2/29/2020	$11,420	$12,617	$12,278
3/31/2020	$11,169	$12,159	$11,970
4/30/2020	$11,058	$12,006	$11,859
5/31/2020	$11,270	$12,388	$12,230
6/30/2020	$11,320	$12,490	$12,284
7/31/2020	$11,441	$12,701	$12,435
8/31/2020	$11,419	$12,641	$12,405
9/30/2020	$11,418	$12,644	$12,425
10/31/2020	$11,406	$12,606	$12,383
11/30/2020	$11,537	$12,796	$12,517
12/31/2020	$11,586	$12,874	$12,564
1/31/2021	$11,624	$12,956	$12,637
2/28/2021	$11,519	$12,750	$12,471
3/31/2021	$11,568	$12,829	$12,539
4/30/2021	$11,637	$12,936	$12,614
5/31/2021	$11,674	$12,975	$12,645
6/30/2021	$11,701	$13,010	$12,680
7/31/2021	$11,779	$13,118	$12,772
8/31/2021	$11,764	$13,070	$12,739
9/30/2021	$11,698	$12,976	$12,670
10/31/2021	$11,672	$12,938	$12,631
11/30/2021	$11,741	$13,048	$12,712
12/31/2021	$11,747	$13,069	$12,731
1/31/2022	$11,522	$12,711	$12,425
2/28/2022	$11,478	$12,666	$12,398
3/31/2022	$11,223	$12,255	$12,036
4/30/2022	$10,957	$11,916	$11,711
5/31/2022	$11,060	$12,093	$11,853
6/30/2022	$10,890	$11,895	$11,654
7/31/2022	$11,131	$12,210	$11,945
8/31/2022	$10,886	$11,942	$11,671
9/30/2022	$10,524	$11,484	$11,208
10/31/2022	$10,450	$11,388	$11,123
11/30/2022	$10,887	$11,921	$11,603
12/31/2022	$10,888	$11,955	$11,652
1/31/2023	$11,156	$12,298	$11,964
2/28/2023	$10,922	$12,020	$11,687
3/31/2023	$11,117	$12,287	$11,939
4/30/2023	$11,097	$12,259	$11,883
5/31/2023	$11,013	$12,153	$11,788
6/30/2023	$11,102	$12,274	$11,929
7/31/2023	$11,115	$12,323	$11,994
8/31/2023	$10,975	$12,146	$11,806
9/30/2023	$10,695	$11,790	$11,444
10/31/2023	$10,568	$11,689	$11,331
11/30/2023	$11,215	$12,431	$12,075
12/31/2023	$11,469	$12,720	$12,371
1/31/2024	$11,448	$12,655	$12,302
2/29/2024	$11,440	$12,671	$12,328
3/31/2024	$11,443	$12,671	$12,333
4/30/2024	$11,314	$12,514	$12,179
5/31/2024	$11,263	$12,477	$12,147
6/30/2024	$11,499	$12,669	$12,358

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	3.58	0.92	1.88
Class A with Load	(1.05)	(0.01)	1.41
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg Wisconsin Municipal Bond Index	3.59	1.01	2.14

AssetsNet	$ 125,061,266		$ 125,061,266	$ 125,061,266
Holdings Count | Holding	143		143	143
Advisory Fees Paid, Amount	$ 370,770
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$125,061,266
# of portfolio holdings	143
Portfolio turnover rate	9%
Total advisory fees paid	$370,770
	1 Year	5 Years	10 Years
Class A	3.58	0.92	1.88
Class A with Load	(1.05)	(0.01)	1.41
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg Wisconsin Municipal Bond Index	3.59	1.01	2.14

Holdings [Text Block]

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	14.1
1-3 years	25.5
3-5 years	7.8
5-10 years	14.4
10-20 years	20.2
20-30 years	16.3
30+ years	1.7

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Wisconsin HEFA Beloit Health System Obligated Group, 4.00%, 7/1/2036	3.1
State of Wisconsin Series A, 4.30%, 5/1/2025	2.9
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series B, 5.00%, 7/1/2044	2.8
Wisconsin Housing & EDA Flats at Bishops Woods LP PT Series E, 4.75%, 6/1/2043	2.5
Appleton RDA Fox Cities Performing Arts Center, Inc. Series B, 4.10%, 6/1/2036	2.4
Wisconsin Housing & EDA WHPC Madison Pool Project-2017 Obligated Group Series A, 4.85%, 7/1/2052	2.3
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A, 5.50%, 12/1/2052	2.2
Southeast Wisconsin Professional Baseball Park District Series A, 5.50%, 12/15/2026	2.0
Ashwaubenon CDA County of Brown, 0.00%, 6/1/2049	2.0
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C, 5.00%, 2/15/2047	1.9

Material Fund Change [Text Block]
C000020285
Shareholder Report [Line Items]
Fund Name	Wisconsin Tax-Free Fund
Class Name	Class C
Trading Symbol	WWTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Wisconsin Tax-Free Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$147	1.45%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were positive credit quality allocation and security selection versus the performance benchmark, Bloomberg Wisconsin Municipal Bond Index. Sector allocation detracted slightly from the Fund’s relative performance. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Line Graph [Table Text Block]
	Class C with Load	Bloomberg Municipal Bond Index	Bloomberg Wisconsin Municipal Bond Index
6/30/2014	$10,000	$10,000	$10,000
7/31/2014	$9,986	$10,018	$10,022
8/31/2014	$10,072	$10,139	$10,144
9/30/2014	$10,086	$10,149	$10,145
10/31/2014	$10,125	$10,219	$10,216
11/30/2014	$10,130	$10,236	$10,214
12/31/2014	$10,163	$10,288	$10,255
1/31/2015	$10,287	$10,470	$10,446
2/28/2015	$10,215	$10,362	$10,348
3/31/2015	$10,235	$10,392	$10,373
4/30/2015	$10,200	$10,338	$10,326
5/31/2015	$10,165	$10,309	$10,307
6/30/2015	$10,131	$10,300	$10,296
7/31/2015	$10,180	$10,375	$10,365
8/31/2015	$10,174	$10,395	$10,390
9/30/2015	$10,236	$10,470	$10,468
10/31/2015	$10,278	$10,512	$10,511
11/30/2015	$10,302	$10,554	$10,526
12/31/2015	$10,356	$10,628	$10,582
1/31/2016	$10,435	$10,755	$10,701
2/29/2016	$10,439	$10,771	$10,729
3/31/2016	$10,442	$10,806	$10,749
4/30/2016	$10,493	$10,885	$10,808
5/31/2016	$10,495	$10,915	$10,831
6/30/2016	$10,603	$11,088	$10,992
7/31/2016	$10,577	$11,095	$11,002
8/31/2016	$10,599	$11,110	$11,026
9/30/2016	$10,555	$11,054	$10,959
10/31/2016	$10,492	$10,938	$10,862
11/30/2016	$10,200	$10,531	$10,471
12/31/2016	$10,253	$10,654	$10,587
1/31/2017	$10,249	$10,724	$10,676
2/28/2017	$10,314	$10,799	$10,749
3/31/2017	$10,330	$10,822	$10,770
4/30/2017	$10,385	$10,901	$10,844
5/31/2017	$10,506	$11,074	$10,991
6/30/2017	$10,473	$11,034	$10,955
7/31/2017	$10,537	$11,123	$11,036
8/31/2017	$10,620	$11,208	$11,101
9/30/2017	$10,579	$11,151	$11,041
10/31/2017	$10,584	$11,178	$11,067
11/30/2017	$10,551	$11,118	$10,991
12/31/2017	$10,614	$11,235	$11,096
1/31/2018	$10,513	$11,102	$10,975
2/28/2018	$10,472	$11,069	$10,943
3/31/2018	$10,508	$11,110	$10,974
4/30/2018	$10,477	$11,070	$10,941
5/31/2018	$10,572	$11,197	$11,053
6/30/2018	$10,579	$11,207	$11,066
7/31/2018	$10,595	$11,234	$11,098
8/31/2018	$10,602	$11,263	$11,123
9/30/2018	$10,540	$11,190	$11,048
10/31/2018	$10,488	$11,121	$10,992
11/30/2018	$10,586	$11,244	$11,101
12/31/2018	$10,692	$11,379	$11,243
1/31/2019	$10,758	$11,465	$11,329
2/28/2019	$10,797	$11,526	$11,381
3/31/2019	$10,914	$11,708	$11,529
4/30/2019	$10,941	$11,752	$11,556
5/31/2019	$11,047	$11,914	$11,699
6/30/2019	$11,084	$11,958	$11,750
7/31/2019	$11,150	$12,055	$11,835
8/31/2019	$11,266	$12,245	$11,968
9/30/2019	$11,211	$12,147	$11,885
10/31/2019	$11,216	$12,168	$11,920
11/30/2019	$11,230	$12,199	$11,947
12/31/2019	$11,248	$12,236	$11,986
1/31/2020	$11,372	$12,456	$12,156
2/29/2020	$11,466	$12,617	$12,278
3/31/2020	$11,207	$12,159	$11,970
4/30/2020	$11,088	$12,006	$11,859
5/31/2020	$11,293	$12,388	$12,230
6/30/2020	$11,336	$12,490	$12,284
7/31/2020	$11,450	$12,701	$12,435
8/31/2020	$11,421	$12,641	$12,405
9/30/2020	$11,412	$12,644	$12,425
10/31/2020	$11,393	$12,606	$12,383
11/30/2020	$11,517	$12,796	$12,517
12/31/2020	$11,558	$12,874	$12,564
1/31/2021	$11,588	$12,956	$12,637
2/28/2021	$11,477	$12,750	$12,471
3/31/2021	$11,518	$12,829	$12,539
4/30/2021	$11,579	$12,936	$12,614
5/31/2021	$11,609	$12,975	$12,645
6/30/2021	$11,628	$13,010	$12,680
7/31/2021	$11,699	$13,118	$12,772
8/31/2021	$11,676	$13,070	$12,739
9/30/2021	$11,603	$12,976	$12,670
10/31/2021	$11,570	$12,938	$12,631
11/30/2021	$11,630	$13,048	$12,712
12/31/2021	$11,630	$13,069	$12,731
1/31/2022	$11,400	$12,711	$12,425
2/28/2022	$11,349	$12,666	$12,398
3/31/2022	$11,089	$12,255	$12,036
4/30/2022	$10,820	$11,916	$11,711
5/31/2022	$10,914	$12,093	$11,853
6/30/2022	$10,739	$11,895	$11,654
7/31/2022	$10,977	$12,210	$11,945
8/31/2022	$10,735	$11,942	$11,671
9/30/2022	$10,379	$11,484	$11,208
10/31/2022	$10,305	$11,388	$11,123
11/30/2022	$10,736	$11,921	$11,603
12/31/2022	$10,737	$11,955	$11,652
1/31/2023	$11,002	$12,298	$11,964
2/28/2023	$10,771	$12,020	$11,687
3/31/2023	$10,963	$12,287	$11,939
4/30/2023	$10,944	$12,259	$11,883
5/31/2023	$10,861	$12,153	$11,788
6/30/2023	$10,948	$12,274	$11,929
7/31/2023	$10,961	$12,323	$11,994
8/31/2023	$10,824	$12,146	$11,806
9/30/2023	$10,548	$11,790	$11,444
10/31/2023	$10,422	$11,689	$11,331
11/30/2023	$11,060	$12,431	$12,075
12/31/2023	$11,310	$12,720	$12,371
1/31/2024	$11,290	$12,655	$12,302
2/29/2024	$11,283	$12,671	$12,328
3/31/2024	$11,285	$12,671	$12,333
4/30/2024	$11,158	$12,514	$12,179
5/31/2024	$11,108	$12,477	$12,147
6/30/2024	$11,341	$12,669	$12,358

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C	2.71	0.14	1.27
Class C with Load	1.71	0.14	1.27
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg Wisconsin Municipal Bond Index	3.59	1.01	2.14

AssetsNet	$ 125,061,266		$ 125,061,266	$ 125,061,266
Holdings Count | Holding	143		143	143
Advisory Fees Paid, Amount	$ 370,770
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$125,061,266
# of portfolio holdings	143
Portfolio turnover rate	9%
Total advisory fees paid	$370,770
	1 Year	5 Years	10 Years
Class C	2.71	0.14	1.27
Class C with Load	1.71	0.14	1.27
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg Wisconsin Municipal Bond Index	3.59	1.01	2.14

Holdings [Text Block]

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	14.1
1-3 years	25.5
3-5 years	7.8
5-10 years	14.4
10-20 years	20.2
20-30 years	16.3
30+ years	1.7

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Wisconsin HEFA Beloit Health System Obligated Group, 4.00%, 7/1/2036	3.1
State of Wisconsin Series A, 4.30%, 5/1/2025	2.9
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series B, 5.00%, 7/1/2044	2.8
Wisconsin Housing & EDA Flats at Bishops Woods LP PT Series E, 4.75%, 6/1/2043	2.5
Appleton RDA Fox Cities Performing Arts Center, Inc. Series B, 4.10%, 6/1/2036	2.4
Wisconsin Housing & EDA WHPC Madison Pool Project-2017 Obligated Group Series A, 4.85%, 7/1/2052	2.3
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A, 5.50%, 12/1/2052	2.2
Southeast Wisconsin Professional Baseball Park District Series A, 5.50%, 12/15/2026	2.0
Ashwaubenon CDA County of Brown, 0.00%, 6/1/2049	2.0
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C, 5.00%, 2/15/2047	1.9

Material Fund Change [Text Block]
C000176498
Shareholder Report [Line Items]
Fund Name	Wisconsin Tax-Free Fund
Class Name	Institutional Class
Trading Symbol	WWTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Wisconsin Tax-Free Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$53	0.52%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Fixed income markets remained volatile throughout the period as investors questioned the path of interest rate movements and the U.S. Federal Reserve continued to battle persistent inflationary pressures. The main drivers of performance were positive credit quality allocation and security selection versus the performance benchmark, Bloomberg Wisconsin Municipal Bond Index. Sector allocation detracted slightly from the Fund’s relative performance. We believe a continued focus on active exposures should benefit the portfolio, as we expect to enter a 12-month period of falling interest rates.

Line Graph [Table Text Block]
	Institutional Class	Bloomberg Municipal Bond Index	Bloomberg Wisconsin Municipal Bond Index
6/30/2014	$10,000	$10,000	$10,000
7/31/2014	$9,992	$10,018	$10,022
8/31/2014	$10,085	$10,139	$10,144
9/30/2014	$10,105	$10,149	$10,145
10/31/2014	$10,151	$10,219	$10,216
11/30/2014	$10,162	$10,236	$10,214
12/31/2014	$10,201	$10,288	$10,255
1/31/2015	$10,332	$10,470	$10,446
2/28/2015	$10,266	$10,362	$10,348
3/31/2015	$10,293	$10,392	$10,373
4/30/2015	$10,264	$10,338	$10,326
5/31/2015	$10,235	$10,309	$10,307
6/30/2015	$10,207	$10,300	$10,296
7/31/2015	$10,263	$10,375	$10,365
8/31/2015	$10,263	$10,395	$10,390
9/30/2015	$10,332	$10,470	$10,468
10/31/2015	$10,382	$10,512	$10,511
11/30/2015	$10,412	$10,554	$10,526
12/31/2015	$10,473	$10,628	$10,582
1/31/2016	$10,559	$10,755	$10,701
2/29/2016	$10,570	$10,771	$10,729
3/31/2016	$10,580	$10,806	$10,749
4/30/2016	$10,638	$10,885	$10,808
5/31/2016	$10,647	$10,915	$10,831
6/30/2016	$10,763	$11,088	$10,992
7/31/2016	$10,743	$11,095	$11,002
8/31/2016	$10,772	$11,110	$11,026
9/30/2016	$10,744	$11,054	$10,959
10/31/2016	$10,677	$10,938	$10,862
11/30/2016	$10,388	$10,531	$10,471
12/31/2016	$10,450	$10,654	$10,587
1/31/2017	$10,454	$10,724	$10,676
2/28/2017	$10,529	$10,799	$10,749
3/31/2017	$10,553	$10,822	$10,770
4/30/2017	$10,617	$10,901	$10,844
5/31/2017	$10,750	$11,074	$10,991
6/30/2017	$10,724	$11,034	$10,955
7/31/2017	$10,798	$11,123	$11,036
8/31/2017	$10,892	$11,208	$11,101
9/30/2017	$10,857	$11,151	$11,041
10/31/2017	$10,871	$11,178	$11,067
11/30/2017	$10,845	$11,118	$10,991
12/31/2017	$10,919	$11,235	$11,096
1/31/2018	$10,824	$11,102	$10,975
2/28/2018	$10,790	$11,069	$10,943
3/31/2018	$10,835	$11,110	$10,974
4/30/2018	$10,811	$11,070	$10,941
5/31/2018	$10,917	$11,197	$11,053
6/30/2018	$10,933	$11,207	$11,066
7/31/2018	$10,959	$11,234	$11,098
8/31/2018	$10,974	$11,263	$11,123
9/30/2018	$10,929	$11,190	$11,048
10/31/2018	$10,874	$11,121	$10,992
11/30/2018	$10,983	$11,244	$11,101
12/31/2018	$11,102	$11,379	$11,243
1/31/2019	$11,180	$11,465	$11,329
2/28/2019	$11,228	$11,526	$11,381
3/31/2019	$11,358	$11,708	$11,529
4/30/2019	$11,395	$11,752	$11,556
5/31/2019	$11,515	$11,914	$11,699
6/30/2019	$11,562	$11,958	$11,750
7/31/2019	$11,640	$12,055	$11,835
8/31/2019	$11,770	$12,245	$11,968
9/30/2019	$11,722	$12,147	$11,885
10/31/2019	$11,736	$12,168	$11,920
11/30/2019	$11,760	$12,199	$11,947
12/31/2019	$11,788	$12,236	$11,986
1/31/2020	$11,927	$12,456	$12,156
2/29/2020	$12,034	$12,617	$12,278
3/31/2020	$11,782	$12,159	$11,970
4/30/2020	$11,656	$12,006	$11,859
5/31/2020	$11,892	$12,388	$12,230
6/30/2020	$11,935	$12,490	$12,284
7/31/2020	$12,064	$12,701	$12,435
8/31/2020	$12,043	$12,641	$12,405
9/30/2020	$12,044	$12,644	$12,425
10/31/2020	$12,032	$12,606	$12,383
11/30/2020	$12,173	$12,796	$12,517
12/31/2020	$12,226	$12,874	$12,564
1/31/2021	$12,268	$12,956	$12,637
2/28/2021	$12,159	$12,750	$12,471
3/31/2021	$12,222	$12,829	$12,539
4/30/2021	$12,286	$12,936	$12,614
5/31/2021	$12,327	$12,975	$12,645
6/30/2021	$12,357	$13,010	$12,680
7/31/2021	$12,442	$13,118	$12,772
8/31/2021	$12,428	$13,070	$12,739
9/30/2021	$12,359	$12,976	$12,670
10/31/2021	$12,334	$12,938	$12,631
11/30/2021	$12,408	$13,048	$12,712
12/31/2021	$12,417	$13,069	$12,731
1/31/2022	$12,181	$12,711	$12,425
2/28/2022	$12,135	$12,666	$12,398
3/31/2022	$11,867	$12,255	$12,036
4/30/2022	$11,588	$11,916	$11,711
5/31/2022	$11,698	$12,093	$11,853
6/30/2022	$11,520	$11,895	$11,654
7/31/2022	$11,776	$12,210	$11,945
8/31/2022	$11,530	$11,942	$11,671
9/30/2022	$11,138	$11,484	$11,208
10/31/2022	$11,060	$11,388	$11,123
11/30/2022	$11,525	$11,921	$11,603
12/31/2022	$11,527	$11,955	$11,652
1/31/2023	$11,813	$12,298	$11,964
2/28/2023	$11,567	$12,020	$11,687
3/31/2023	$11,775	$12,287	$11,939
4/30/2023	$11,756	$12,259	$11,883
5/31/2023	$11,669	$12,153	$11,788
6/30/2023	$11,764	$12,274	$11,929
7/31/2023	$11,780	$12,323	$11,994
8/31/2023	$11,634	$12,146	$11,806
9/30/2023	$11,339	$11,790	$11,444
10/31/2023	$11,205	$11,689	$11,331
11/30/2023	$11,893	$12,431	$12,075
12/31/2023	$12,164	$12,720	$12,371
1/31/2024	$12,145	$12,655	$12,302
2/29/2024	$12,138	$12,671	$12,328
3/31/2024	$12,143	$12,671	$12,333
4/30/2024	$12,008	$12,514	$12,179
5/31/2024	$11,955	$12,477	$12,147
6/30/2024	$12,208	$12,669	$12,358

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional ClassFootnote Reference*	3.77	1.09	2.02
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg Wisconsin Municipal Bond Index	3.59	1.01	2.14

AssetsNet	$ 125,061,266		$ 125,061,266	$ 125,061,266
Holdings Count | Holding	143		143	143
Advisory Fees Paid, Amount	$ 370,770
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

KEY FUND STATISTICS

Total net assets	$125,061,266
# of portfolio holdings	143
Portfolio turnover rate	9%
Total advisory fees paid	$370,770
	1 Year	5 Years	10 Years
Institutional ClassFootnote Reference*	3.77	1.09	2.02
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg Wisconsin Municipal Bond Index	3.59	1.01	2.14
Footnote	Description
Footnote*	Historical performance shown for the Institutional Class shares prior to their inception on October 31, 2016 reflects the performance of the Class A shares and includes the higher expenses applicable to the Class A shares. If these expenses had not been included, returns for the Institutional Class shares would be higher.

Holdings [Text Block]

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	14.1
1-3 years	25.5
3-5 years	7.8
5-10 years	14.4
10-20 years	20.2
20-30 years	16.3
30+ years	1.7

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Wisconsin HEFA Beloit Health System Obligated Group, 4.00%, 7/1/2036	3.1
State of Wisconsin Series A, 4.30%, 5/1/2025	2.9
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series B, 5.00%, 7/1/2044	2.8
Wisconsin Housing & EDA Flats at Bishops Woods LP PT Series E, 4.75%, 6/1/2043	2.5
Appleton RDA Fox Cities Performing Arts Center, Inc. Series B, 4.10%, 6/1/2036	2.4
Wisconsin Housing & EDA WHPC Madison Pool Project-2017 Obligated Group Series A, 4.85%, 7/1/2052	2.3
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A, 5.50%, 12/1/2052	2.2
Southeast Wisconsin Professional Baseball Park District Series A, 5.50%, 12/15/2026	2.0
Ashwaubenon CDA County of Brown, 0.00%, 6/1/2049	2.0
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C, 5.00%, 2/15/2047	1.9

Material Fund Change [Text Block]